UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, Illinois 60606-4302

(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Stephanie A. Capistron, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1 – REPORTS TO STOCKHOLDERS

The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Harbor Ares Systematic Convertible Securities Fund

Ticker: HNCVX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Ares Systematic Convertible Securities Fund (formerly, Harbor Convertible Securities Fund) ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$33	0.63%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$41,931
Number of Investments	146
Total Net Advisory Fees Paid (in thousands)	$99
Portfolio Turnover Rate	92%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Health Care	1.8%
Materials	2.1%
Energy	3.7%
Consumer Discretionary	6.2%
Communication Services	8.5%
Utilities	9.1%
Industrials	10.7%
Consumer Staples	11.4%
Financials	16.4%
Information Technology	30.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Ares Systematic Convertible Securities Fund

Ticker: HACSX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Ares Systematic Convertible Securities Fund (formerly, Harbor Convertible Securities Fund) ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$38	0.71%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$41,931
Number of Investments	146
Total Net Advisory Fees Paid (in thousands)	$99
Portfolio Turnover Rate	92%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Health Care	1.8%
Materials	2.1%
Energy	3.7%
Consumer Discretionary	6.2%
Communication Services	8.5%
Utilities	9.1%
Industrials	10.7%
Consumer Staples	11.4%
Financials	16.4%
Information Technology	30.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Ares Systematic Convertible Securities Fund

Ticker: HICSX

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Ares Systematic Convertible Securities Fund (formerly, Harbor Convertible Securities Fund) ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$56	1.06%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$41,931
Number of Investments	146
Total Net Advisory Fees Paid (in thousands)	$99
Portfolio Turnover Rate	92%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Health Care	1.8%
Materials	2.1%
Energy	3.7%
Consumer Discretionary	6.2%
Communication Services	8.5%
Utilities	9.1%
Industrials	10.7%
Consumer Staples	11.4%
Financials	16.4%
Information Technology	30.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Capital Appreciation Fund

Ticker: HNACX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$29	0.59%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$25,406,575
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$71,275
Portfolio Turnover Rate	9%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.5%
Consumer Staples	3.9%
Industrials	4.1%
Financials	5.3%
Health Care	7.8%
Consumer Discretionary	14.8%
Communication Services	16.6%
Information Technology	46.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Capital Appreciation Fund

Ticker: HACAX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$33	0.67%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$25,406,575
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$71,275
Portfolio Turnover Rate	9%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.5%
Consumer Staples	3.9%
Industrials	4.1%
Financials	5.3%
Health Care	7.8%
Consumer Discretionary	14.8%
Communication Services	16.6%
Information Technology	46.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Capital Appreciation Fund

Ticker: HRCAX

Administrative Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$45	0.92%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$25,406,575
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$71,275
Portfolio Turnover Rate	9%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.5%
Consumer Staples	3.9%
Industrials	4.1%
Financials	5.3%
Health Care	7.8%
Consumer Discretionary	14.8%
Communication Services	16.6%
Information Technology	46.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Capital Appreciation Fund

Ticker: HCAIX

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$50	1.02%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$25,406,575
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$71,275
Portfolio Turnover Rate	9%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.5%
Consumer Staples	3.9%
Industrials	4.1%
Financials	5.3%
Health Care	7.8%
Consumer Discretionary	14.8%
Communication Services	16.6%
Information Technology	46.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Core Bond Fund

Ticker: HCBRX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Core Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$13	0.26%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,676,646
Number of Investments	490
Total Net Advisory Fees Paid (in thousands)	$1,837
Portfolio Turnover Rate	30%

Fund Investments as of April 30, 2026

Investment Allocation (% of Investments)

Table Summary
Value	Value
Municipal Bonds	0.4%
Collateralized Mortgage Obligations	8.5%
Asset-Backed Securities	12.1%
U.S. Government Obligations	24.3%
Mortgage Pass-Through	24.5%
Corporate Bonds & Notes	30.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Core Bond Fund

Ticker: HACBX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Core Bond Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$17	0.34%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,676,646
Number of Investments	490
Total Net Advisory Fees Paid (in thousands)	$1,837
Portfolio Turnover Rate	30%

Fund Investments as of April 30, 2026

Investment Allocation (% of Investments)

Table Summary
Value	Value
Municipal Bonds	0.4%
Collateralized Mortgage Obligations	8.5%
Asset-Backed Securities	12.1%
U.S. Government Obligations	24.3%
Mortgage Pass-Through	24.5%
Corporate Bonds & Notes	30.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Core Plus Fund

Ticker: HBFRX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$15	0.30%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,260,678
Number of Investments	654
Total Net Advisory Fees Paid (in thousands)	$1,564
Portfolio Turnover Rate	26%

Fund Investments as of April 30, 2026

Investment Allocation (% of Investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	11.5%
Asset-Backed Securities	11.7%
U.S. Government Obligations	20.6%
Mortgage Pass-Through	26.0%
Corporate Bonds & Notes	30.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Core Plus Fund

Ticker: HABDX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$19	0.38%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,260,678
Number of Investments	654
Total Net Advisory Fees Paid (in thousands)	$1,564
Portfolio Turnover Rate	26%

Fund Investments as of April 30, 2026

Investment Allocation (% of Investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	11.5%
Asset-Backed Securities	11.7%
U.S. Government Obligations	20.6%
Mortgage Pass-Through	26.0%
Corporate Bonds & Notes	30.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Core Plus Fund

Ticker: HRBDX

Administrative Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$31	0.63%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,260,678
Number of Investments	654
Total Net Advisory Fees Paid (in thousands)	$1,564
Portfolio Turnover Rate	26%

Fund Investments as of April 30, 2026

Investment Allocation (% of Investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	11.5%
Asset-Backed Securities	11.7%
U.S. Government Obligations	20.6%
Mortgage Pass-Through	26.0%
Corporate Bonds & Notes	30.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Diversified International All Cap Fund

Ticker: HNIDX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$39	0.75%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$799,998
Number of Investments (includes derivatives)	245
Total Net Advisory Fees Paid (in thousands)	$2,882
Portfolio Turnover Rate	8%

Fund Investments (excludes derivatives and short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Europe
40.2%
Pacific Basin
36.9%
North America
11.3%
Latin America
4.0%
Africa
3.9%
Other
3.7%

Table Summary
Value	Value
Other	3.7%
Africa	3.9%
Latin America	4.0%
North America	11.3%
Pacific Basin	36.9%
Europe	40.2%

Country Breakdown (% of Investments)

Table Summary
United Kingdom	16.3%
Japan	15.1%
Canada	8.5%
Taiwan	6.2%
France	4.3%
Hong Kong	4.1%
South Africa	3.9%
China	3.8%
South Korea	3.7%
Brazil	3.3%
Others	30.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Diversified International All Cap Fund

Ticker: HAIDX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$44	0.83%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$799,998
Number of Investments (includes derivatives)	245
Total Net Advisory Fees Paid (in thousands)	$2,882
Portfolio Turnover Rate	8%

Fund Investments (excludes derivatives and short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.7%
Africa	3.9%
Latin America	4.0%
North America	11.3%
Pacific Basin	36.9%
Europe	40.2%

Country Breakdown (% of Investments)

Table Summary
United Kingdom	16.3%
Japan	15.1%
Canada	8.5%
Taiwan	6.2%
France	4.3%
Hong Kong	4.1%
South Africa	3.9%
China	3.8%
South Korea	3.7%
Brazil	3.3%
Others	30.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Diversified International All Cap Fund

Ticker: HRIDX

Administrative Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$57	1.08%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$799,998
Number of Investments (includes derivatives)	245
Total Net Advisory Fees Paid (in thousands)	$2,882
Portfolio Turnover Rate	8%

Fund Investments (excludes derivatives and short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.7%
Africa	3.9%
Latin America	4.0%
North America	11.3%
Pacific Basin	36.9%
Europe	40.2%

Country Breakdown (% of Investments)

Table Summary
United Kingdom	16.3%
Japan	15.1%
Canada	8.5%
Taiwan	6.2%
France	4.3%
Hong Kong	4.1%
South Africa	3.9%
China	3.8%
South Korea	3.7%
Brazil	3.3%
Others	30.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Diversified International All Cap Fund

Ticker: HIIDX

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$62	1.18%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$799,998
Number of Investments (includes derivatives)	245
Total Net Advisory Fees Paid (in thousands)	$2,882
Portfolio Turnover Rate	8%

Fund Investments (excludes derivatives and short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.7%
Africa	3.9%
Latin America	4.0%
North America	11.3%
Pacific Basin	36.9%
Europe	40.2%

Country Breakdown (% of Investments)

Table Summary
United Kingdom	16.3%
Japan	15.1%
Canada	8.5%
Taiwan	6.2%
France	4.3%
Hong Kong	4.1%
South Africa	3.9%
China	3.8%
South Korea	3.7%
Brazil	3.3%
Others	30.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Fund

Ticker: HNINX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$37	0.72%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,775,973
Number of Investments	222
Total Net Advisory Fees Paid (in thousands)	$14,071
Portfolio Turnover Rate	7%

Fund Investments as of April 30, 2026

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.9%
Pacific Basin	34.6%
Europe	61.5%

Country Breakdown (% of Investments)

Table Summary
United Kingdom	26.4%
Japan	22.8%
France	6.9%
Hong Kong	4.3%
Australia	4.1%
Denmark	4.1%
Germany	3.5%
Netherlands	3.5%
Spain	3.2%
Switzerland	2.9%
Others	18.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Fund

Ticker: HAINX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$41	0.80%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,775,973
Number of Investments	222
Total Net Advisory Fees Paid (in thousands)	$14,071
Portfolio Turnover Rate	7%

Fund Investments as of April 30, 2026

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.9%
Pacific Basin	34.6%
Europe	61.5%

Country Breakdown (% of Investments)

Table Summary
United Kingdom	26.4%
Japan	22.8%
France	6.9%
Hong Kong	4.3%
Australia	4.1%
Denmark	4.1%
Germany	3.5%
Netherlands	3.5%
Spain	3.2%
Switzerland	2.9%
Others	18.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Fund

Ticker: HRINX

Administrative Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$54	1.05%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,775,973
Number of Investments	222
Total Net Advisory Fees Paid (in thousands)	$14,071
Portfolio Turnover Rate	7%

Fund Investments as of April 30, 2026

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.9%
Pacific Basin	34.6%
Europe	61.5%

Country Breakdown (% of Investments)

Table Summary
United Kingdom	26.4%
Japan	22.8%
France	6.9%
Hong Kong	4.3%
Australia	4.1%
Denmark	4.1%
Germany	3.5%
Netherlands	3.5%
Spain	3.2%
Switzerland	2.9%
Others	18.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Fund

Ticker: HIINX

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$59	1.15%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,775,973
Number of Investments	222
Total Net Advisory Fees Paid (in thousands)	$14,071
Portfolio Turnover Rate	7%

Fund Investments as of April 30, 2026

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	3.9%
Pacific Basin	34.6%
Europe	61.5%

Country Breakdown (% of Investments)

Table Summary
United Kingdom	26.4%
Japan	22.8%
France	6.9%
Hong Kong	4.3%
Australia	4.1%
Denmark	4.1%
Germany	3.5%
Netherlands	3.5%
Spain	3.2%
Switzerland	2.9%
Others	18.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Compounders Fund

Ticker: HNICX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Compounders Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$28	0.55%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$45,965
Number of Investments	31
Total Net Advisory Fees Paid (in thousands)	$122
Portfolio Turnover Rate	13%

Fund Investments (excludes short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Europe
54.8%
Pacific Basin
29.7%
North America
6.7%
Latin America
5.0%
South Asia
3.8%

Table Summary
Value	Value
South Asia	3.8%
Latin America	5.0%
North America	6.7%
Pacific Basin	29.7%
Europe	54.8%

Country Breakdown (% of Investments)

Table Summary
United Kingdom	17.1%
Germany	15.6%
France	10.4%
China	8.9%
Japan	7.9%
Taiwan	7.1%
United States	6.7%
Brazil	5.0%
Netherlands	4.9%
Hong Kong	4.3%
Others	12.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Compounders Fund

Ticker: HSICX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Compounders Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$32	0.63%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$45,965
Number of Investments	31
Total Net Advisory Fees Paid (in thousands)	$122
Portfolio Turnover Rate	13%

Fund Investments (excludes short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Table Summary
Value	Value
South Asia	3.8%
Latin America	5.0%
North America	6.7%
Pacific Basin	29.7%
Europe	54.8%

Country Breakdown (% of Investments)

Table Summary
United Kingdom	17.1%
Germany	15.6%
France	10.4%
China	8.9%
Japan	7.9%
Taiwan	7.1%
United States	6.7%
Brazil	5.0%
Netherlands	4.9%
Hong Kong	4.3%
Others	12.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Core Fund

Ticker: HAORX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$41	0.77%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,740,173
Number of Investments	753
Total Net Advisory Fees Paid (in thousands)	$5,085
Portfolio Turnover Rate	49%

Fund Investments (excludes short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Europe
50.2%
Pacific Basin
31.2%
North America
15.2%
Middle East/Central Asia
2.1%
Other
1.3%

Table Summary
Value	Value
Other	1.3%
Middle East/Central Asia	2.1%
North America	15.2%
Pacific Basin	31.2%
Europe	50.2%

Country Breakdown (% of Investments)

Table Summary
Japan	18.1%
United States	12.5%
Netherlands	10.7%
Switzerland	6.8%
Spain	5.1%
Germany	4.9%
France	4.5%
United Kingdom	4.1%
Sweden	3.6%
Australia	3.2%
Others	26.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Core Fund

Ticker: HAOSX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.85%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,740,173
Number of Investments	753
Total Net Advisory Fees Paid (in thousands)	$5,085
Portfolio Turnover Rate	49%

Fund Investments (excludes short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	1.3%
Middle East/Central Asia	2.1%
North America	15.2%
Pacific Basin	31.2%
Europe	50.2%

Country Breakdown (% of Investments)

Table Summary
Japan	18.1%
United States	12.5%
Netherlands	10.7%
Switzerland	6.8%
Spain	5.1%
Germany	4.9%
France	4.5%
United Kingdom	4.1%
Sweden	3.6%
Australia	3.2%
Others	26.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Core Fund

Ticker: HAONX

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$64	1.20%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,740,173
Number of Investments	753
Total Net Advisory Fees Paid (in thousands)	$5,085
Portfolio Turnover Rate	49%

Fund Investments (excludes short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	1.3%
Middle East/Central Asia	2.1%
North America	15.2%
Pacific Basin	31.2%
Europe	50.2%

Country Breakdown (% of Investments)

Table Summary
Japan	18.1%
United States	12.5%
Netherlands	10.7%
Switzerland	6.8%
Spain	5.1%
Germany	4.9%
France	4.5%
United Kingdom	4.1%
Sweden	3.6%
Australia	3.2%
Others	26.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Small Cap Fund

Ticker: HNISX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$43	0.82%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$187,352
Number of Investments	65
Total Net Advisory Fees Paid (in thousands)	$758
Portfolio Turnover Rate	16%

Fund Investments (excludes short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Europe
55.6%
Pacific Basin
41.5%
North America
2.9%

Table Summary
Value	Value
North America	2.9%
Pacific Basin	41.5%
Europe	55.6%

Country Breakdown (% of Investments)

Table Summary
Japan	31.3%
United Kingdom	17.7%
Switzerland	7.1%
France	4.9%
Netherlands	4.6%
Australia	4.1%
Belgium	3.5%
Finland	3.4%
Ireland	3.4%
Luxembourg	2.9%
Others	17.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Small Cap Fund

Ticker: HAISX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$48	0.90%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$187,352
Number of Investments	65
Total Net Advisory Fees Paid (in thousands)	$758
Portfolio Turnover Rate	16%

Fund Investments (excludes short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Table Summary
Value	Value
North America	2.9%
Pacific Basin	41.5%
Europe	55.6%

Country Breakdown (% of Investments)

Table Summary
Japan	31.3%
United Kingdom	17.7%
Switzerland	7.1%
France	4.9%
Netherlands	4.6%
Australia	4.1%
Belgium	3.5%
Finland	3.4%
Ireland	3.4%
Luxembourg	2.9%
Others	17.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Small Cap Fund

Ticker: HIISX

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$66	1.25%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$187,352
Number of Investments	65
Total Net Advisory Fees Paid (in thousands)	$758
Portfolio Turnover Rate	16%

Fund Investments (excludes short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Table Summary
Value	Value
North America	2.9%
Pacific Basin	41.5%
Europe	55.6%

Country Breakdown (% of Investments)

Table Summary
Japan	31.3%
United Kingdom	17.7%
Switzerland	7.1%
France	4.9%
Netherlands	4.6%
Australia	4.1%
Belgium	3.5%
Finland	3.4%
Ireland	3.4%
Luxembourg	2.9%
Others	17.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Large Cap Value Fund

Ticker: HNLVX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$31	0.61%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,037,257
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$3,420
Portfolio Turnover Rate	8%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Real Estate	1.4%
Energy	4.7%
Consumer Staples	5.5%
Consumer Discretionary	5.9%
Utilities	6.3%
Communication Services	6.9%
Health Care	9.2%
Industrials	10.6%
Materials	12.5%
Information Technology	17.0%
Financials	20.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Large Cap Value Fund

Ticker: HAVLX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$35	0.69%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,037,257
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$3,420
Portfolio Turnover Rate	8%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Real Estate	1.4%
Energy	4.7%
Consumer Staples	5.5%
Consumer Discretionary	5.9%
Utilities	6.3%
Communication Services	6.9%
Health Care	9.2%
Industrials	10.6%
Materials	12.5%
Information Technology	17.0%
Financials	20.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Large Cap Value Fund

Ticker: HILVX

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$53	1.04%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,037,257
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$3,420
Portfolio Turnover Rate	8%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Real Estate	1.4%
Energy	4.7%
Consumer Staples	5.5%
Consumer Discretionary	5.9%
Utilities	6.3%
Communication Services	6.9%
Health Care	9.2%
Industrials	10.6%
Materials	12.5%
Information Technology	17.0%
Financials	20.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Fund

Ticker: HMCRX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$43	0.80%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$207,646
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$699
Portfolio Turnover Rate	3%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Consumer Staples	1.1%
Utilities	1.7%
Energy	4.4%
Real Estate	5.2%
Materials	6.3%
Consumer Discretionary	8.6%
Health Care	9.8%
Financials	15.6%
Information Technology	17.5%
Industrials	29.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Fund

Ticker: HMCLX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$47	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$207,646
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$699
Portfolio Turnover Rate	3%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Consumer Staples	1.1%
Utilities	1.7%
Energy	4.4%
Real Estate	5.2%
Materials	6.3%
Consumer Discretionary	8.6%
Health Care	9.8%
Financials	15.6%
Information Technology	17.5%
Industrials	29.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Fund

Ticker: HMCNX

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$66	1.23%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$207,646
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$699
Portfolio Turnover Rate	3%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Consumer Staples	1.1%
Utilities	1.7%
Energy	4.4%
Real Estate	5.2%
Materials	6.3%
Consumer Discretionary	8.6%
Health Care	9.8%
Financials	15.6%
Information Technology	17.5%
Industrials	29.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Value Fund

Ticker: HNMVX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$42	0.77%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$425,460
Number of Investments	181
Total Net Advisory Fees Paid (in thousands)	$1,458
Portfolio Turnover Rate	15%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Communication Services	2.9%
Utilities	3.1%
Materials	4.5%
Real Estate	5.3%
Consumer Staples	7.7%
Energy	8.4%
Health Care	9.2%
Information Technology	12.1%
Consumer Discretionary	12.3%
Industrials	14.4%
Financials	20.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Value Fund

Ticker: HAMVX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$46	0.85%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$425,460
Number of Investments	181
Total Net Advisory Fees Paid (in thousands)	$1,458
Portfolio Turnover Rate	15%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Communication Services	2.9%
Utilities	3.1%
Materials	4.5%
Real Estate	5.3%
Consumer Staples	7.7%
Energy	8.4%
Health Care	9.2%
Information Technology	12.1%
Consumer Discretionary	12.3%
Industrials	14.4%
Financials	20.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Value Fund

Ticker: HRMVX

Administrative Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$60	1.10%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$425,460
Number of Investments	181
Total Net Advisory Fees Paid (in thousands)	$1,458
Portfolio Turnover Rate	15%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Communication Services	2.9%
Utilities	3.1%
Materials	4.5%
Real Estate	5.3%
Consumer Staples	7.7%
Energy	8.4%
Health Care	9.2%
Information Technology	12.1%
Consumer Discretionary	12.3%
Industrials	14.4%
Financials	20.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Value Fund

Ticker: HIMVX

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$65	1.20%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$425,460
Number of Investments	181
Total Net Advisory Fees Paid (in thousands)	$1,458
Portfolio Turnover Rate	15%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Communication Services	2.9%
Utilities	3.1%
Materials	4.5%
Real Estate	5.3%
Consumer Staples	7.7%
Energy	8.4%
Health Care	9.2%
Information Technology	12.1%
Consumer Discretionary	12.3%
Industrials	14.4%
Financials	20.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Growth Fund

Ticker: HNSGX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$42	0.79%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,588,613
Number of Investments	77
Total Net Advisory Fees Paid (in thousands)	$8,415
Portfolio Turnover Rate	46%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Materials	1.5%
Communication Services	1.9%
Energy	2.4%
Consumer Staples	2.4%
Consumer Discretionary	6.8%
Financials	10.3%
Health Care	20.3%
Information Technology	20.8%
Industrials	33.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Growth Fund

Ticker: HASGX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$46	0.87%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,588,613
Number of Investments	77
Total Net Advisory Fees Paid (in thousands)	$8,415
Portfolio Turnover Rate	46%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Materials	1.5%
Communication Services	1.9%
Energy	2.4%
Consumer Staples	2.4%
Consumer Discretionary	6.8%
Financials	10.3%
Health Care	20.3%
Information Technology	20.8%
Industrials	33.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Growth Fund

Ticker: HISGX

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$64	1.22%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,588,613
Number of Investments	77
Total Net Advisory Fees Paid (in thousands)	$8,415
Portfolio Turnover Rate	46%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Materials	1.5%
Communication Services	1.9%
Energy	2.4%
Consumer Staples	2.4%
Consumer Discretionary	6.8%
Financials	10.3%
Health Care	20.3%
Information Technology	20.8%
Industrials	33.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Value Fund

Ticker: HNVRX

Retirement Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$45	0.80%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,532,119
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$8,294
Portfolio Turnover Rate	7%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.6%
Health Care	1.9%
Consumer Staples	2.6%
Materials	3.0%
Real Estate	3.5%
Consumer Discretionary	4.8%
Energy	7.1%
Financials	22.8%
Information Technology	24.5%
Industrials	28.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Value Fund

Ticker: HASCX

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$50	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,532,119
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$8,294
Portfolio Turnover Rate	7%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.6%
Health Care	1.9%
Consumer Staples	2.6%
Materials	3.0%
Real Estate	3.5%
Consumer Discretionary	4.8%
Energy	7.1%
Financials	22.8%
Information Technology	24.5%
Industrials	28.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Value Fund

Ticker: HSVRX

Administrative Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$64	1.13%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,532,119
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$8,294
Portfolio Turnover Rate	7%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.6%
Health Care	1.9%
Consumer Staples	2.6%
Materials	3.0%
Real Estate	3.5%
Consumer Discretionary	4.8%
Energy	7.1%
Financials	22.8%
Information Technology	24.5%
Industrials	28.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Value Fund

Ticker: HISVX

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$69	1.22%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$2,532,119
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$8,294
Portfolio Turnover Rate	7%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	1.6%
Health Care	1.9%
Consumer Staples	2.6%
Materials	3.0%
Real Estate	3.5%
Consumer Discretionary	4.8%
Energy	7.1%
Financials	22.8%
Information Technology	24.5%
Industrials	28.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

ITEM 2 – CODE OF ETHICS

Not applicable

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6 – INVESTMENTS

(a) The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

The following is a copy of the semi-annual financial statements, including financial highlights:

Semi-Annual Financial Statements and Additional Information
HARBOR FUNDS AND HARBOR FUNDS II
April 30, 2026

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund
Harbor Ares Systematic Convertible Securities Fund
Harbor Capital Appreciation Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Table of Contents

Harbor Funds and Harbor Funds II
Portfolio of Investments
Embark Commodity Strategy Fund (CONSOLIDATED)	1
Embark Small Cap Equity Fund	9
Harbor Ares Systematic Convertible Securities Fund	13
Harbor Capital Appreciation Fund	17
Harbor Core Bond Fund	19
Harbor Core Plus Fund	28
Harbor Diversified International All Cap Fund	36
Harbor International Fund	41
Harbor International Compounders Fund	45
Harbor International Core Fund	47
Harbor International Small Cap Fund	55
Harbor Large Cap Value Fund	57
Harbor Mid Cap Fund	59
Harbor Mid Cap Value Fund	61
Harbor Small Cap Growth Fund	64
Harbor Small Cap Value Fund	66
Financial Statements
Statements of Assets and Liabilities	69
Statements of Operations	71
Statements of Changes in Net Assets	73
Financial Highlights	85
Notes to Financial Statements	114
Additional Information
This material is intended for the Funds’ shareholders. It may be distributed to prospective investors only if it is preceded or accompanied by the current prospectus. Prospective investors should carefully consider the investment objectives, risks, charges and expenses of a Harbor Fund before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.
Harbor Funds Distributors, Inc. is the Distributor of the Harbor Funds and Harbor Funds II.

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisors:
AQR Capital Management, LLC
Core Commodity Management, LLC
Neuberger Berman Investment Advisors LLC
Quantix Commodities LP
Schroder Investment Management North America Inc.
Summerhaven Investment Management, LLC
Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—11.3%
Principal Amount		Value
AEROSPACE & DEFENSE—0.3%
$9,835	General Electric Co. MTN 4.305% (3 Month USD Term SOFR + 0.642%) 05/05/2026[1]	$9,832
AUTOMOBILES—0.2%
6,545	Toyota Motor Credit Corp. 4.436% (SOFR + 0.770%) 08/07/2026[1]	6,554
BANKS—3.2%
14,535	Bank of America Corp. 5.002% (SOFR + 1.350%) 09/15/2027[1]	14,579
8,485	Citibank NA 4.375% (SOFR + 0.712%) 11/19/2027[1]	8,492
6,215	Citigroup, Inc. 4.808% (SOFR + 1.143%) 05/07/2028[1]	6,244
6,590	Fifth Third Bank NA 4.458% (SOFR + 0.810%) 01/28/2028[1]	6,592
	JPMorgan Chase & Co.
6,835	4.568% (SOFR + 0.920%) 04/22/2028[1]	6,863
5,495	4.848% (SOFR + 1.200%) 01/23/2028[1]	5,524
		12,387
	Morgan Stanley Bank NA
3,020	4.336% (SOFR + 0.685%) 10/15/2027[1]	3,023
12,580	4.523% (SOFR + 0.865%) 05/26/2028[1]	12,602
		15,625
9,305	PNC Bank NA 4.379% (SOFR + 0.730%) 07/21/2028[1]	9,313
	State Street Corp.
7,590	4.288% (SOFR + 0.640%) 10/22/2027[1]	7,604
1,810	4.511% (SOFR + 0.845%) 08/03/2026[1]	1,812
		9,416
11,530	Truist Bank 4.418% (SOFR + 0.770%) 07/24/2028[1]	11,544
	U.S. Bank NA
2,305	4.338% (SOFR + 0.690%) 10/22/2027[1]	2,307
10,000	4.574% (SOFR + 0.910%) 05/15/2028[1]	10,039
		12,346
		106,538
CAPITAL MARKETS—0.8%
11,883	Bank of New York Mellon Corp. 4.334% (SOFR + 0.680%) 06/09/2028[1]	11,903
	Goldman Sachs Group, Inc.
5,364	4.938% (SOFR + 1.290%) 04/23/2028[1]	5,399
9,490	5.503% (SOFR + 1.850%) 03/15/2028[1]	9,588
		14,987
		26,890

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—0.2%
$5,795	PayPal Holdings, Inc. 4.325% (SOFR + 0.670%) 03/06/2028[1]	$5,806
DIVERSIFIED FINANCIAL SERVICES—0.1%
3,020	Mastercard, Inc. 4.093% (SOFR + 0.440%) 03/15/2028[1]	3,023
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
5,420	AT&T, Inc. 3.800%—02/15/2027	5,406
7,425	Verizon Communications, Inc. 4.125%—03/16/2027	7,427
		12,833
ELECTRIC UTILITIES—1.1%
1,575	Constellation Energy Generation LLC 4.249% (SOFR + 0.600%) 01/08/2028[1]	1,574
11,250	Duke Energy Corp. 2.650%—09/01/2026	11,190
6,025	Georgia Power Co. 3.933% (SOFR + 0.280%) 09/15/2026[1]	6,019
7,968	NextEra Energy Capital Holdings, Inc. 4.467% (SOFR + 0.800%) 02/04/2028[1]	8,002
1,625	Southern Co. 3.250%—07/01/2026	1,623
7,500	Virginia Electric & Power Co. 3.500%—03/15/2027	7,460
		35,868
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
4,115	Amphenol Corp. 4.194% (SOFR + 0.530%) 11/15/2027[1]	4,111
FINANCIAL SERVICES—0.5%
13,240	American Express Co. 4.664% (SOFR + 1.000%) 02/16/2028[1]	13,291
2,345	PNC Financial Services Group, Inc. 4.268% (SOFR + 0.620%) 01/26/2029[1]	2,344
		15,635
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
9,130	UnitedHealth Group, Inc. 4.151% (SOFR + 0.500%) 07/15/2026[1]	9,135
HEALTH CARE PROVIDERS & SERVICES—0.3%
10,325	Abbott Laboratories 4.154% (SOFR + 0.500%) 03/09/2029[1]	10,342
INSURANCE—0.9%
	Athene Global Funding
4,590	4.521% (SOFR + 0.830%) 01/07/2027[1,2]	4,592
3,340	4.652% (SOFR + 1.000%) 09/18/2028[1,2]	3,317
		7,909

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
INSURANCE—Continued
$6,335	Corebridge Global Funding 4.951% (SOFR + 1.300%) 09/25/2026[1,2]	$6,356
5,100	Marsh & McLennan Cos., Inc. 4.365% (SOFR + 0.700%) 11/08/2027[1]	5,106
5,605	New York Life Global Funding 4.077% (SOFR + 0.410%) 02/05/2027[1,2]	5,604
4,820	Principal Life Global Funding II 4.474% (SOFR + 0.810%) 08/18/2028[1,2]	4,821
		29,796
INTERNET & CATALOG RETAIL—0.6%
	Alphabet, Inc.
2,745	1.998%—08/15/2026	2,730
6,285	4.184% (SOFR + 0.520%) 11/15/2028[1]	6,306
		9,036
	Amazon.com, Inc.
1,875	1.000%—05/12/2026	1,873
8,175	4.243% (SOFR + 0.590%) 03/13/2029[1]	8,195
		10,068
		19,104
IT SERVICES—0.1%
2,833	Apple, Inc. 2.450%—08/04/2026	2,823
MACHINERY—0.7%
5,265	Caterpillar Financial Services Corp. 4.245% (SOFR + 0.580%) 11/14/2028[1]	5,268
8,930	Caterpillar Financial Services Corp. MTN 4.185% (SOFR + 0.520%) 05/14/2027[1]	8,946
	John Deere Capital Corp.
4,545	4.205% (SOFR + 0.550%) 03/09/2029[1]	4,548
2,325	4.329% (SOFR + 0.680%) 07/15/2027[1]	2,338
		6,886
3,232	John Deere Capital Corp. MTN 4.255% (SOFR + 0.600%) 06/11/2027[1]	3,240
		24,340
MULTI-UTILITIES—0.1%
5,415	Consolidated Edison Co. of New York, Inc. 4.184% (SOFR + 0.520%) 11/18/2027[1]	5,411
OIL, GAS & CONSUMABLE FUELS—0.5%
5,960	BP Capital Markets America, Inc. 3.017%—01/16/2027	5,920
	Chevron USA, Inc.
6,265	4.019% (SOFR + 0.360%) 02/26/2027[1]	6,270
4,580	4.235% (SOFR + 0.570%) 08/13/2028[1]	4,594
		10,864
		16,784
PHARMACEUTICALS—0.4%
3,105	AbbVie, Inc. 4.136% (SOFR + 0.480%) 03/03/2028[1]	3,110
1,570	CVS Health Corp. 3.000%—08/15/2026	1,564
3,230	Eli Lilly & Co. 4.181% (SOFR + 0.530%) 10/15/2028[1]	3,240

Corporate Bonds & Notes—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
$5,665	Novartis Capital Corp. 4.187% (SOFR + 0.520%) 11/05/2028[1]	$5,689
		13,603
SOFTWARE—0.1%
2,420	Oracle Corp. 4.429% (SOFR + 0.760%) 08/03/2028[1]	2,377
SPECIALTY RETAIL—0.1%
3,485	Walmart, Inc. 4.046% (SOFR + 0.400%) 04/30/2029[1]	3,487
TOBACCO—0.3%
9,645	Philip Morris International, Inc. 4.477% (SOFR + 0.830%) 04/28/2028[1]	9,679
Total Corporate Bonds & Notes (Cost $373,845)		373,971

Short-Term Investments—68.8%

U.S. TREASURY BILLS—68.8%
	U.S. Treasury Bills
8,000	3.470%—07/09/2026†	7,945
749	3.475%—07/09/2026†	744
101,784	3.484%—07/16/2026†,3	101,015
122,600	3.490%—07/16/2026†,3	121,673
93,472	3.497%—06/18/2026†	93,023
64,905	3.500%—07/02/2026-08/20/2026†	64,265
401,969	3.515%—08/13/2026†	397,811
23,000	3.520%—07/23/2026†	22,810
148,236	3.525%—07/30/2026-08/27/2026†	146,759
15,400	3.530%—08/27/2026†	15,219
64,385	3.535%—09/03/2026-09/10/2026†	63,554
54,600	3.540%—07/16/2026†,3	54,187
171,152	3.566%—09/17/2026†	168,780
40,910	3.577%—05/28/2026†,3	40,801
96,367	3.580%—05/28/2026-06/11/2026†,3	96,088
65,000	3.582%—06/18/2026†	64,688
150,940	3.584%—07/07/2026-10/15/2026†,3	149,125
70,950	3.585%—10/01/2026†,3	69,870
40,000	3.591%—05/19/2026†	39,928
19,530	3.593%—05/07/2026†	19,518
60,000	3.595%—10/15/2026†,3	59,001
36,690	3.599%—07/16/2026†,3	36,413
27,240	3.600%—05/14/2026-07/23/2026†	27,166
41,940	3.601%—06/04/2026-06/25/2026†	41,766
29,004	3.605%—06/11/2026-10/01/2026†,3	28,731
40,600	3.610%—09/17/2026†	40,037
49,036	3.615%—06/25/2026-10/08/2026†	48,632
18,990	3.616%—07/09/2026†	18,859
40,980	3.620%—06/18/2026-07/02/2026†	40,751
13,510	3.622%—06/18/2026†	13,445
56,183	3.630%—09/24/2026†	55,362
85,334	3.639%—05/21/2026†	85,165

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Short-Term Investments—Continued
Principal Amount		Value
U.S. TREASURY BILLS—Continued
$5,935	3.690%—05/14/2026†	$5,927
40,235	3.701%—05/07/2026†	40,211
Total Short-Term Investments (Cost $2,279,461)		2,279,269
TOTAL INVESTMENTS—80.1% (Cost $2,653,306)		2,653,240
CASH AND OTHER ASSETS, LESS LIABILITIES—19.9%		661,101
TOTAL NET ASSETS—100.0%		$3,314,341

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Brent Crude Futures	765	05/26	$84,456	$10,613
Brent Crude Futures	412	06/26	42,597	1,627
Brent Crude Futures	792	07/26	77,561	1,616
Brent Crude Futures	14	09/26	1,265	106
Canola Futures	271	07/26	3,048	114
Cattle Feeder Futures	83	08/26	15,501	142
Cattle Feeder Futures	6	09/26	1,116	17
Cocoa Futures	580	07/26	20,756	1,001
Cocoa Futures	67	09/26	2,439	176
Coffee C Futures	581	07/26	62,214	(1,280)
Coffee C Futures	31	09/26	3,201	(186)
Copper Futures	117	07/26	17,493	521
Copper Futures	105	09/26	15,851	303
Copper Futures	279	12/26	42,715	(618)
Corn Futures	3,592	07/26	85,265	1,820
Corn Futures	124	09/26	2,974	93
Corn Futures	1,122	12/26	27,727	62
Cotton No. 2 Futures	677	07/26	27,825	2,077
Cotton No. 2 Futures	319	12/26	13,218	1,678
Dutch TTF Natural Gas Futures	30	05/26	1,166	46
Dutch TTF Natural Gas Futures	50	11/26	1,986	242
ECX Emissions Futures	402	12/26	34,815	(124)
Gas Oil Low Sulphur Futures	121	05/26	15,818	1,180
Gas Oil Low Sulphur Futures	49	06/26	6,041	783
Gas Oil Low Sulphur Futures	679	07/26	77,864	8,317
Gas Oil Low Sulphur Futures	68	09/26	6,972	1,660
Gold 100 OZ Futures	496	06/26	229,628	(14,063)
Gold 100 OZ Futures	225	08/26	104,951	(1,419)
Gold 100 OZ Futures	23	12/26	10,883	(201)
Iodex (Iron Ore) Futures	2,048	06/26	21,918	149
Iodex (Iron Ore) Futures	273	07/26	2,907	108

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
KC Hard Red Wheat Futures	475	07/26	$16,471	$1,615
KC Hard Red Wheat Futures	201	09/26	7,093	636
Lean Hogs Futures	421	06/26	17,223	(698)
Lean Hogs Futures	324	07/26	13,615	(29)
Lean Hogs Futures	67	10/26	2,426	(53)
Live Cattle Futures	299	06/26	30,378	2,386
Live Cattle Futures	309	08/26	30,736	352
Live Cattle Futures	36	10/26	3,506	74
LME Aluminum Futures	1,316	05/26	116,276	12,009
LME Aluminum Futures	1,419	06/26	124,443	12,303
LME Aluminum Futures	968	07/26	84,411	1,693
LME Aluminum Futures	1,774	09/26	152,806	794
LME Copper Futures	23	05/26	7,439	74
LME Copper Futures	466	06/26	151,056	922
LME Copper Futures	10	07/26	3,245	2
LME Copper Futures	291	09/26	94,567	773
LME Lead Futures	231	05/26	11,274	(381)
LME Lead Futures	426	06/26	20,809	(912)
LME Lead Futures	315	07/26	15,382	(227)
LME Lead Futures	602	09/26	29,656	20
LME Nickel Futures	284	05/26	32,920	3,347
LME Nickel Futures	343	06/26	39,897	3,433
LME Nickel Futures	284	07/26	33,148	3,125
LME Nickel Futures	402	09/26	47,229	3,127
LME Tin Futures	18	06/26	4,423	24
LME Tin Futures	4	07/26	984	48
LME Tin Futures	5	09/26	1,233	(35)
LME Zinc Futures	509	05/26	42,846	1,250
LME Zinc Futures	375	06/26	31,632	939
LME Zinc Futures	383	07/26	32,268	769
LME Zinc Futures	641	09/26	53,880	700
Milling Wheat Futures	2,113	09/26	26,473	523
Minneapolis Hard Red Wheat Futures	95	07/26	3,352	304
Natural Gas Futures	588	05/26	16,270	(451)
Natural Gas Futures	1,714	06/26	52,174	(768)
Natural Gas Futures	186	08/26	5,772	(526)
Natural Gas Futures	718	10/26	25,073	299
NY Harbor ULSD Futures	97	05/26	16,626	733
NY Harbor ULSD Futures	250	06/26	40,826	3,763
NY Harbor ULSD Futures	45	08/26	6,785	1,024
Palladium Futures	31	06/26	4,753	(250)
Palladium Futures	10	09/26	1,557	87
Phelix DE Base Futures	32	12/26	30,163	992
Platinum Futures	35	07/26	3,491	(278)
Platinum Futures	14	10/26	1,410	(98)
Platinum Futures	44	02/27	1,371	(81)
Platinum Futures	11	04/27	343	2

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Rapeseed Futures	179	07/26	$5,470	$227
RBOB Gasoline Futures	118	05/26	17,916	4,706
RBOB Gasoline Futures	256	06/26	37,065	2,833
RBOB Gasoline Futures	275	08/26	35,834	5,430
Robusta Coffee 10-T Futures	123	07/26	4,134	112
Robusta Coffee 10-T Futures	31	09/26	1,016	(76)
Silver Futures	224	07/26	82,911	295
Silver Futures	39	09/26	14,538	(434)
Soybean Futures	1,590	07/26	95,042	180
Soybean Futures	198	08/26	11,774	515
Soybean Futures	760	11/26	44,574	802
Soybean Meal Futures	1,218	07/26	38,842	(333)
Soybean Meal Futures	326	09/26	10,152	(303)
Soybean Meal Futures	593	12/26	18,472	292
Soybean Oil Futures	1,156	07/26	51,701	4,112
Soybean Oil Futures	234	09/26	10,050	1,173
Soybean Oil Futures	1,094	12/26	45,580	3,143
Sugar No. 11 Futures	5,202	06/26	85,121	293
Sugar No. 11 Futures	123	09/26	2,073	(11)
UK Natural Gas Futures	120	05/26	5,530	363
Wheat Futures	823	07/26	26,202	1,416
Wheat Futures	411	09/26	13,393	421
White Sugar Futures	138	07/26	3,028	94
White Sugar Futures	47	09/26	1,030	64
WTI Crude Oil Futures	322	05/26	33,833	4,816
WTI Crude Oil Futures	1,299	06/26	128,783	12,098
WTI Crude Oil Futures	95	08/26	8,434	959
WTI Crude Oil Futures	142	11/26	11,390	624
Total Long Futures Contracts				$ 113,726

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Brent Crude Futures	2	07/26	$196	$(25)
Cocoa Futures	47	07/26	1,706	(133)
Copper Futures	21	07/26	3,140	(53)
Cotton No. 2 Futures	100	07/26	4,110	(305)
FCOJ-A Futures	9	07/26	257	(14)
Gold 100 OZ Futures	9	08/26	4,198	103
KC Hard Red Wheat Futures	60	07/26	2,080	(193)
Lean Hogs Futures	1	07/26	42	3
Lean Hogs Futures	14	08/26	590	15
Live Cattle Futures	29	06/26	2,946	(241)
Live Cattle Futures	13	08/26	1,293	(28)
LME Aluminum Futures	1,172	05/26	103,553	(4,378)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Aluminum Futures	1,340	06/26	$117,515	$(1,539)
LME Aluminum Futures	592	07/26	51,623	85
LME Aluminum Futures	344	09/26	29,631	(2,010)
LME Copper Futures	23	05/26	7,439	(57)
LME Copper Futures	434	06/26	140,683	(231)
LME Copper Futures	10	07/26	3,245	19
LME Copper Futures	31	09/26	10,074	90
LME Lead Futures	231	05/26	11,274	381
LME Lead Futures	426	06/26	20,809	(350)
LME Lead Futures	317	07/26	15,480	6
LME Lead Futures	221	09/26	10,887	(92)
LME Nickel Futures	258	05/26	29,906	(2,980)
LME Nickel Futures	355	06/26	41,293	(4,007)
LME Nickel Futures	215	07/26	25,095	(1,306)
LME Nickel Futures	76	09/26	8,929	(593)
LME Tin Futures	3	06/26	737	(25)
LME Tin Futures	4	07/26	984	34
LME Tin Futures	1	09/26	247	(11)
LME Zinc Futures	441	05/26	37,122	(1,228)
LME Zinc Futures	389	06/26	32,813	(641)
LME Zinc Futures	344	07/26	28,982	(116)
LME Zinc Futures	129	09/26	10,843	(269)
NY Harbor ULSD Futures	189	06/26	30,865	(2,912)
Platinum Futures	11	07/26	1,097	13
Soybean Meal Futures	57	07/26	1,818	37
Soybean Oil Futures	44	07/26	1,968	(194)
Sugar No. 11 Futures	11	06/26	180	(7)
Wheat Futures	58	07/26	1,847	(129)
WTI Crude Oil Futures	11	06/26	1,091	(157)
Total Short Futures Contracts				$ (23,438)
Total Futures Contracts				$90,288

PURCHASED OPTIONS
CALL PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Crude Oil Futures Option	$120.00	08/17/2026	801	$71,113	$2,207	$2,724
Gold Futures Option	6,000.00	05/26/2026	120	55,555	819	14
Silver Futures Option	130.00	05/26/2026	25	9,254	356	5
Silver Futures Option	150.00	05/26/2026	43	15,916	381	5
Total Call Purchased Options					$3,763	$2,748

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

PURCHASED OPTIONS—Continued

PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
HG Copper Futures Option	$475.00	06/25/2026	97	$14,503	$299	$—
HG Copper Futures Option	500.00	06/25/2026	66	9,868	295	—
Live Cattle Futures Option	200.00	06/05/2026	575	58,420	295	12
Silver Futures Option	50.00	05/26/2026	221	81,801	774	64
Total Put Purchased Options					$1,663	$76
Total Purchased Options					$5,426	$2,824

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.138%	Pay	Macquarie MQCP338E Index[4]	05/29/2026	Monthly	$598,584	$—	$—	$—

OVER-THE-COUNTER (OTC) TOTAL RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Global Markets	0.110%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index	10/30/2026	Monthly	$150,220	$—	$—	$—
Citigroup Global Markets	0.240%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index	02/26/2027	Monthly	59,592	—	—	—
RBC Dominion Securities	0.120%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index	10/30/2026	Monthly	192,131	—	—	—
RBC Dominion Securities	0.290%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index	02/26/2027	Monthly	26,344	—	—	—
Total Over-the-Counter Total Return Swaps							$—	$—	$—
Total Swaps							$—	$—	$—
FAIR VALUE MEASUREMENTS
As of April 30, 2026, the investments in futures contracts and options (as disclosed in the preceding Futures Contracts and Purchased Options schedules) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2026.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $24,690 or 1% of net assets.

3	As of April 30, 2026, all or a portion of this security was restricted as collateral for futures contracts and OTC swaps. The restricted securities had an aggregate value of $91,168.
4	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of April 30, 2026.

Commodity	Weight
Gold	32.9%
Brent Crude Oil	14.0
RBOB Gasoline	8.8
GasOil	8.1
Heating Oil	7.9
Aluminum	6.8
Corn	3.9
Soybeans	2.6
Cotton	2.0
Nickel	2.0
WTI Crude Oil	2.0
KC Wheat	1.9
Soybean Oil	1.9
Sugar	1.9
Zinc	1.8
Cocoa	1.3
Comex Copper	0.2

MTN	Medium Term Note
The accompanying notes are an integral part of the Financial Statements.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—2.2%
2,157	AeroVironment, Inc. *	$420
5,304	BWX Technologies, Inc.	1,148
57,065	Cadre Holdings, Inc.	1,692
6,676	Carpenter Technology Corp.	2,859
7,742	FTAI Aviation Ltd.	1,933
10,558	Hexcel Corp.	991
27,166	Red Cat Holdings, Inc. *	318
38,121	V2X, Inc. *	2,585
16,009	York Space Systems, Inc. *	531
		12,477
AUTOMOBILE COMPONENTS—1.1%
63,334	Adient PLC *	1,333
21,597	Dorman Products, Inc. *	2,430
5,951	Lear Corp.	757
5,985	Patrick Industries, Inc.	557
28,920	Versigent PLC *	1,011
		6,088
BANKS—5.3%
8,235	Ameris Bancorp	702
33,954	Associated Banc-Corp.	956
33,484	Bank of NT Butterfield & Son Ltd. (Bermuda)	1,857
1,957	First Citizens BancShares, Inc. Class A	3,882
174,140	First Hawaiian, Inc.	4,750
198,300	First Interstate BancSystem, Inc. Class A	7,038
29,176	Home BancShares, Inc.	784
15,318	Independent Bank Corp.	1,195
20,220	International Bancshares Corp.	1,451
21,307	Pinnacle Financial Partners, Inc.	2,108
9,862	Popular, Inc. (Puerto Rico)	1,483
9,953	ServisFirst Bancshares, Inc.	792
3,879	WaFd, Inc.	137
14,061	Wintrust Financial Corp.	2,117
14,395	Zions Bancorp NA	913
		30,165
BIOTECHNOLOGY—1.7%
7,587	Celcuity, Inc. *	921
36,977	Halozyme Therapeutics, Inc. *	2,354
261,721	MiMedx Group, Inc. *	879
10,797	Stoke Therapeutics, Inc. *	353
58,009	Veracyte, Inc. *	1,910
72,852	Vericel Corp. *	2,530
29,372	Viking Therapeutics, Inc. *	916
		9,863
BUILDING PRODUCTS—4.0%
36,367	AAON, Inc.	3,393
22,638	AZZ, Inc.	3,238
2,122	Carlisle Cos., Inc.	754
6,839	CSW Industrials, Inc.	1,992
159,412	Hayward Holdings, Inc. *	2,393
29,149	Modine Manufacturing Co. *	7,422
8,281	Simpson Manufacturing Co., Inc.	1,579
18,004	Tecogen, Inc. *	86
5,461	UFP Industries, Inc.	489
27,535	Zurn Elkay Water Solutions Corp.	1,431
		22,777
CAPITAL MARKETS—3.4%
57,525	Artisan Partners Asset Management, Inc. Class A	2,153
9,333	Cohen & Steers, Inc.	656
37,672	Donnelley Financial Solutions, Inc. *	1,895
6,836	FactSet Research Systems, Inc.	1,556
6,370	Hamilton Lane, Inc. Class A	586

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
4,278	Morningstar, Inc.	$722
26,086	Stifel Financial Corp.	2,056
87,391	StoneX Group, Inc. *	9,266
47,227	SuRo Capital Corp.	632
		19,522
CHEMICALS—1.6%
24,005	Ashland, Inc.	1,279
46,702	Axalta Coating Systems Ltd. *	1,328
74,926	Ecovyst, Inc. *	1,062
56,370	Neo Performance Materials, Inc. (Canada)	1,050
152,540	Olin Corp.	4,344
		9,063
COMMERCIAL SERVICES & SUPPLIES—1.5%
148,105	BrightView Holdings, Inc. *	1,763
12,937	Brink’s Co.	1,381
16,812	GFL Environmental, Inc.	674
77,282	Liquidity Services, Inc. *	2,755
7,897	MillerKnoll, Inc.	127
45,055	Montrose Environmental Group, Inc. *	949
31,192	Quad/Graphics, Inc.	232
7,203	Veralto Corp.	635
		8,516
COMMUNICATIONS EQUIPMENT—0.8%
14,625	F5, Inc. *	4,737
CONSTRUCTION & ENGINEERING—2.1%
7,560	Ameresco, Inc. Class A*	224
45,442	Arcosa, Inc.	5,747
12,062	Cardinal Infrastructure Group, Inc. Class A*	640
60,760	Fluor Corp. *	3,241
2,113	Sterling Infrastructure, Inc. *	1,089
2,460	Valmont Industries, Inc.	1,250
		12,191
CONSUMER FINANCE—2.8%
12,954	Dave, Inc. *	3,523
20,289	Enova International, Inc. *	3,437
113,757	Jefferson Capital, Inc.	2,359
59,194	LendingTree, Inc. *	2,936
173,729	SLM Corp.	4,010
		16,265
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.6%
93,377	Albertsons Cos., Inc. Class A	1,573
1,017	Casey’s General Stores, Inc.	836
27,292	PriceSmart, Inc.	4,283
29,408	Sprouts Farmers Market, Inc. *	2,407
		9,099
CONTAINERS & PACKAGING—0.9%
4,080	AptarGroup, Inc.	505
95,791	Graphic Packaging Holding Co.	913
96,798	TriMas Corp.	3,583
		5,001
DISTRIBUTORS—0.1%
2,123	Pool Corp.	453
DIVERSIFIED CONSUMER SERVICES—2.9%
42,170	Frontdoor, Inc. *	2,894
16,920	Grand Canyon Education, Inc. *	2,861
150,306	Laureate Education, Inc. *	4,523
103,233	OneSpaWorld Holdings Ltd. (Bahamas)	2,546

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED CONSUMER SERVICES—Continued
21,961	Perdoceo Education Corp.	$745
84,122	Universal Technical Institute, Inc. *	3,157
		16,726
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
26,787	Anterix, Inc. *	1,294
ELECTRIC UTILITIES—0.4%
51,454	OGE Energy Corp.	2,511
ELECTRICAL EQUIPMENT—1.1%
1,919	Acuity, Inc.	556
12,958	Electrovaya, Inc. (Canada)*	120
20,085	Forgent Power Solutions, Inc. *	756
1,820	Generac Holdings, Inc. *	472
25,669	Nextpower, Inc. Class A*	3,058
8,071	nVent Electric PLC	1,153
		6,115
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.3%
183,685	Arlo Technologies, Inc. *	2,581
1,933	Arrow Electronics, Inc. *	363
51,647	Avnet, Inc.	4,261
16,995	Cognex Corp.	943
61,039	LightPath Technologies, Inc. Class A*	782
10,264	Littelfuse, Inc.	4,148
17,720	Napco Security Technologies, Inc.	829
4,672	nLight, Inc. *	326
21,413	Novanta, Inc. *	2,774
3,175	TD SYNNEX Corp.	725
56,542	Unusual Machines, Inc. (Puerto Rico)*	825
12,634	Vontier Corp.	453
		19,010
ENERGY EQUIPMENT & SERVICES—1.6%
11,687	Expro Group Holdings NV *	213
71,978	NOV, Inc.	1,473
202,286	Select Water Solutions, Inc.	3,384
40,012	Tidewater, Inc. *	3,574
3,955	Weatherford International PLC	436
		9,080
ENTERTAINMENT—1.5%
40,767	Atlanta Braves Holdings, Inc. Class C*	2,014
176,773	Lionsgate Studios Corp. *	2,199
11,937	Madison Square Garden Sports Corp. *	4,088
14,486	Starz Entertainment Corp. *	266
		8,567
FINANCIAL SERVICES—1.6%
109,354	Chime Financial, Inc. Class A*	2,390
61,231	Euronet Worldwide, Inc. *	4,432
14,836	HA Sustainable Infrastructure Capital, Inc.	622
4,544	Jack Henry & Associates, Inc.	699
6,351	WEX, Inc. *	955
		9,098
FOOD PRODUCTS—0.7%
30,755	Conagra Brands, Inc.	442
34,507	Freshpet, Inc. *	2,325
6,070	J.M. Smucker Co.	595
13,438	Lamb Weston Holdings, Inc.	585
		3,947
GAS UTILITIES—0.2%
15,981	Brookfield Infrastructure Corp. Class A (Canada)	591

COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—Continued
6,066	Chesapeake Utilities Corp.	$765
		1,356
GROUND TRANSPORTATION—1.7%
21,554	Landstar System, Inc.	3,968
119,697	U-Haul Holding Co.	5,708
		9,676
HEALTH CARE EQUIPMENT & SUPPLIES—4.0%
217,382	Alphatec Holdings, Inc. *	2,122
20,350	Glaukos Corp. *	2,924
7,545	ICU Medical, Inc. *	899
15,547	IRhythm Holdings, Inc. *	2,008
39,436	Lantheus Holdings, Inc. *	3,337
8,879	LeMaitre Vascular, Inc.	975
16,237	LivaNova PLC *	976
145,853	OrthoPediatrics Corp. *	2,197
231,370	Owlet, Inc. *	1,143
269,505	SI-BONE, Inc. *	3,339
29,327	Solventum Corp. *	1,975
3,511	STERIS PLC	761
		22,656
HEALTH CARE PROVIDERS & SERVICES—3.8%
269,747	AdaptHealth Corp. *	3,536
25,000	Addus HomeCare Corp. *	2,422
1,602	Chemed Corp.	681
17,293	Encompass Health Corp.	1,729
5,602	Ensign Group, Inc.	1,046
9,152	GeneDx Holdings Corp. *	576
242,414	NeoGenomics, Inc. *	2,245
4,281	Quest Diagnostics, Inc.	831
114,163	RadNet, Inc. *	6,456
8,755	U.S. Physical Therapy, Inc.	624
10,292	Universal Health Services, Inc. Class B	1,732
		21,878
HEALTH CARE REITS—0.7%
10,992	Alexandria Real Estate Equities, Inc.	445
22,863	CareTrust REIT, Inc.	902
80,915	Sila Realty Trust, Inc.	2,462
		3,809
HEALTH CARE TECHNOLOGY—0.2%
225,932	Certara, Inc. *	1,385
HOTEL & RESORT REITS—0.5%
26,861	Ryman Hospitality Properties, Inc.	2,823
HOTELS, RESTAURANTS & LEISURE—1.8%
8,420	Churchill Downs, Inc.	850
1,692	Domino’s Pizza, Inc.	574
31,340	Dutch Bros, Inc. Class A*	1,802
381,842	Genius Sports Ltd. (United Kingdom)*	1,665
68,851	Lindblad Expeditions Holdings, Inc. *	1,276
24,271	Marriott Vacations Worldwide Corp.	1,748
66,614	Penn Entertainment, Inc. *	1,163
12,556	Travel & Leisure Co.	812
3,377	Wingstop, Inc.	554
		10,444
HOUSEHOLD DURABLES—1.7%
6,383	Cavco Industries, Inc. *	3,236
48,481	Green Brick Partners, Inc. *	3,270
28,205	SharkNinja, Inc. *	3,258
		9,764

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL REITS—0.3%
85,701	Americold Realty Trust, Inc.	$1,048
12,673	Terreno Realty Corp.	826
		1,874
INSURANCE—3.4%
58,639	AMERISAFE, Inc.	1,777
34,700	Assured Guaranty Ltd.	2,842
41,484	First American Financial Corp.	2,909
23,692	Global Indemnity Group LLC Class A	677
13,791	Horace Mann Educators Corp.	627
2,126	Kinsale Capital Group, Inc.	688
2,614	Primerica, Inc.	735
188,527	SiriusPoint Ltd. (Sweden)*	4,414
74,900	Skyward Specialty Insurance Group, Inc. *	3,404
708	White Mountains Insurance Group Ltd.	1,580
		19,653
IT SERVICES—0.4%
65,145	Everforth, Inc. *	1,375
58,972	Hackett Group, Inc.	761
		2,136
LEISURE PRODUCTS—1.1%
10,423	Brunswick Corp.	828
145,034	Callaway Golf Co. *	2,219
79,287	YETI Holdings, Inc. *	3,129
		6,176
LIFE SCIENCES TOOLS & SERVICES—0.5%
118,323	Adaptive Biotechnologies Corp. *	1,669
124,590	Avantor, Inc. *	1,009
41,942	CryoPort, Inc. *	430
		3,108
MACHINERY—4.6%
10,791	Alamo Group, Inc.	1,872
105,164	ATS Corp. (Canada)*	3,413
14,652	Capstone Green Energy Holdings, Inc. *	133
7,712	CECO Environmental Corp. *	572
82,220	Douglas Dynamics, Inc.	3,793
6,196	ESCO Technologies, Inc.	2,007
8,328	Greenbrier Cos., Inc.	409
27,952	Helios Technologies, Inc.	1,912
569,283	Hillman Solutions Corp. *	4,645
13,506	JBT Marel Corp.	1,595
11,543	Mayville Engineering Co., Inc. *	263
15,711	Miller Industries, Inc.	754
3,249	Nordson Corp.	937
3,053	Standex International Corp.	834
22,188	Stanley Black & Decker, Inc.	1,734
13,725	Timken Co.	1,522
		26,395
MARINE TRANSPORTATION—0.7%
94,073	Global Ship Lease, Inc. Class A (United Kingdom)	3,801
MEDIA—2.0%
298,277	Magnite, Inc. *	3,823
267,796	National CineMedia, Inc.	908
12,200	New York Times Co. Class A	964
734,036	Stagwell, Inc. *	4,602
77,334	WPP PLC ADR (United Kingdom)[1]	1,399
		11,696
METALS & MINING—0.4%
2,711	Reliance, Inc.	983
3,143	Royal Gold, Inc.	734

COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
40,089	U.S. Antimony Corp. *	$481
		2,198
MULTI-UTILITIES—0.3%
23,184	Avista Corp.	953
7,124	Black Hills Corp.	536
		1,489
OFFICE REITS—0.1%
69,459	Piedmont Realty Trust, Inc. *	581
OIL, GAS & CONSUMABLE FUELS—4.1%
57,962	APA Corp.	2,361
32,331	California Resources Corp.	2,207
15,271	Crescent Energy Co. Class A	205
6,991	DT Midstream, Inc.	1,035
15,599	Excelerate Energy, Inc. Class A	544
252,317	Kosmos Energy Ltd. (Ghana)*	777
44,729	Matador Resources Co.	2,838
84,173	Murphy Oil Corp.	3,515
11,060	Ovintiv, Inc.	681
45,966	Par Pacific Holdings, Inc. *	3,019
10,507	Range Resources Corp.	457
193,996	Secure Waste Infrastructure Corp. (Canada)	3,278
122,574	Vitesse Energy, Inc.	2,299
		23,216
PERSONAL CARE PRODUCTS—0.3%
77,726	BellRing Brands, Inc. *	1,383
15,405	Herbalife Ltd. *	256
		1,639
PHARMACEUTICALS—0.3%
65,730	Elanco Animal Health, Inc. *	1,471
1,727	Ligand Pharmaceuticals, Inc. *	396
		1,867
PROFESSIONAL SERVICES—4.6%
7,165	Booz Allen Hamilton Holding Corp.	557
13,452	Concentrix Corp.	321
46,221	Exponent, Inc.	3,092
74,482	Insperity, Inc.	2,649
18,756	KBR, Inc.	703
332,604	Legalzoom.com, Inc. *	2,145
35,341	Maximus, Inc.	2,319
38,325	Parsons Corp. *	1,932
28,844	Paycom Software, Inc.	3,656
28,721	Paylocity Holding Corp. *	3,030
29,831	Robert Half, Inc.	794
23,641	Spire Global, Inc. *	422
10,073	TransUnion	715
252,244	Verra Mobility Corp. *	3,741
		26,076
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
4,739	FirstService Corp. (Canada)	634
4,458	Jones Lang LaSalle, Inc. *	1,418
14,372	RMR Group, Inc. Class A	256
102,613	Seritage Growth Properties Class A*	265
		2,573
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.1%
26,855	Ambarella, Inc. *	1,848
37,942	Axcelis Technologies, Inc. *	5,278
22,684	FormFactor, Inc. *	3,084
1,050,867	indie Semiconductor, Inc. Class A (China)*	4,739
12,994	Kulicke & Soffa Industries, Inc. (Singapore)	1,111

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
3,331	MKS, Inc.	$945
50,437	Power Integrations, Inc.	3,667
61,655	Silicon Motion Technology Corp. ADR (Taiwan)[1]	13,489
7,474	Universal Display Corp.	651
		34,812
SOFTWARE—8.5%
174,556	A10 Networks, Inc.	4,657
61,570	ACI Worldwide, Inc. *	2,661
19,912	Bentley Systems, Inc. Class B	650
47,172	Blackbaud, Inc. *	1,753
50,093	BlackLine, Inc. *	1,565
431,078	CCC Intelligent Solutions Holdings, Inc. *	2,259
118,178	Cellebrite DI Ltd. (Israel)*	1,536
17,872	Clear Secure, Inc. Class A	954
21,647	Descartes Systems Group, Inc. (Canada)*	1,561
1,130,490	Digital Turbine, Inc. *	3,991
26,799	Dolby Laboratories, Inc. Class A	1,719
95,845	Gitlab, Inc. Class A*	2,122
111,630	I3 Verticals, Inc. Class A*	2,517
11,023	InterDigital, Inc.	3,269
54,279	JFrog Ltd. (Israel)*	2,521
277,054	NCR Voyix Corp. *	1,909
19,452	Pegasystems, Inc.	711
476,343	Porch Group, Inc. *	4,587
101,589	Tenable Holdings, Inc. *	2,122
106,460	Viant Technology, Inc. Class A*	1,156
74,832	Weave Communications, Inc. *	368
66,714	Workiva, Inc. *	3,568
35,634	Zeta Global Holdings Corp. Class A*	656
		48,812
SPECIALTY RETAIL—1.7%
427,460	Arhaus, Inc.	3,163
5,953	Boot Barn Holdings, Inc. *	1,021

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
3,784	Dick’s Sporting Goods, Inc.	$859
48,015	Floor & Decor Holdings, Inc. Class A*	2,324
7,297	Lithia Motors, Inc.	2,117
14,343	Warby Parker, Inc. Class A*	317
		9,801
TEXTILES, APPAREL & LUXURY GOODS—0.3%
45,061	Steven Madden Ltd.	1,692
TOBACCO—0.1%
4,437	Turning Point Brands, Inc.	358
TRADING COMPANIES & DISTRIBUTORS—1.7%
31,989	BlueLinx Holdings, Inc. *	1,694
16,751	Herc Holdings, Inc.	2,126
158,922	NPK International, Inc. *	2,598
30,552	Rush Enterprises, Inc. Class A	2,262
3,640	WESCO International, Inc.	1,271
		9,951
TOTAL COMMON STOCKS (Cost $465,422)		566,260

EXCHANGE-TRADED FUNDS—0.2%

(Cost $664)
CAPITAL MARKETS—0.2%
3,884	iShares Russell 2000 Value ETF	807
TOTAL INVESTMENTS—99.2% (Cost $466,086)		567,067
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		4,849
TOTAL NET ASSETS—100%		$571,916

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Ares Systematic Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Ares Systematic Credit Limited (formerly, BlueCove Limited)
Principal Amount, Value, and Cost in Thousands

Convertible Bonds—83.3%
Principal Amount		Value
AEROSPACE & DEFENSE—0.4%
$100	Astronics Corp. 0.000%—01/15/2031[1,2]	$149
AUTOMOBILES—1.6%
300	Lucid Group, Inc. 5.000%—04/01/2030[1]	147
500	Rivian Automotive, Inc. 3.625%—10/15/2030	519
		666
BIOTECHNOLOGY—5.3%
100	Arrowhead Pharmaceuticals, Inc. 0.000%—01/15/2032[2]	114
500	Bridgebio Pharma, Inc. 0.750%—02/01/2033[1]	497
100	Celcuity, Inc. 2.750%—08/01/2031	257
100	Cogent Biosciences, Inc. 1.625%—11/15/2031	119
400	Guardant Health, Inc. 0.000%—11/15/2027[2]	410
200	Halozyme Therapeutics, Inc. 0.875%—11/15/2032[1]	197
100	Ionis Pharmaceuticals, Inc. 1.750%—06/15/2028	149
300	Ligand Pharmaceuticals, Inc. 0.750%—10/01/2030[1]	403
100	Sarepta Therapeutics, Inc. 4.875%—09/01/2030[1]	86
		2,232
CAPITAL MARKETS—3.5%
100	Capital Southwest Corp. 5.125%—11/15/2029	105
300	Cipher Digital, Inc. 0.000%—10/01/2031[1,2]	417
100	HAT Holdings I LLC/HAT Holdings II LLC 3.750%—08/15/2028[1]	160
200	Hercules Capital, Inc. 4.750%—09/01/2028[1]	195
300	Terawulf, Inc. 1.000%—09/01/2031[1]	583
		1,460
COMMERCIAL SERVICES & SUPPLIES—2.5%
400	Alarm.com Holdings, Inc. 2.250%—06/01/2029	377
300	Block, Inc. 0.250%—11/01/2027	282
350	Global Payments, Inc. 1.500%—03/01/2031	315
100	Hertz Corp. 5.500%—10/01/2030[1]	86
		1,060
COMMUNICATIONS EQUIPMENT—4.0%
	Lumentum Holdings, Inc.
200	0.375%—03/15/2032[1]	980
100	0.500%—06/15/2028	687
		1,667

Convertible Bonds—Continued
Principal Amount		Value
CONSTRUCTION & ENGINEERING—0.7%
$100	Granite Construction, Inc. 3.750%—05/15/2028	$299
DIVERSIFIED FINANCIAL SERVICES—3.3%
400	Coinbase Global, Inc. 0.250%—04/01/2030	390
100	Encore Capital Group, Inc. 4.000%—03/15/2029	142
250	Galaxy Digital Holdings LP 3.000%—12/15/2026[1]	279
	WisdomTree, Inc.
200	4.500%—10/01/2031[1]	224
300	4.625%—08/15/2030[1]	353
		577
		1,388
DIVERSIFIED REITS—1.1%
200	Welltower OP LLC 2.750%—05/15/2028[1]	457
DIVERSIFIED TELECOMMUNICATION SERVICES—2.8%
100	Applied Digital Corp. 2.750%—06/01/2030	369
400	AST SpaceMobile, Inc. 2.000%—01/15/2036[1]	408
100	Viavi Solutions, Inc. 0.625%—03/01/2031[1]	390
		1,167
ELECTRIC UTILITIES—5.4%
500	CenterPoint Energy, Inc. 2.875%—05/15/2029[1]	505
200	Duke Energy Corp. 3.000%—03/15/2029[1]	199
200	Evergy, Inc. 4.500%—12/15/2027	273
400	Exelon Corp. 3.250%—03/15/2029[1]	405
200	FirstEnergy Corp. 3.625%—01/15/2029[1]	219
200	PPL Capital Funding, Inc. 2.875%—03/15/2028	231
	Southern Co.
300	3.250%—06/15/2028[1]	305
100	4.500%—06/15/2027	112
		417
		2,249
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
100	Advanced Energy Industries, Inc. 2.500%—09/15/2028	285
400	Avnet, Inc. 1.750%—09/01/2030[1]	523
200	Enovix Corp. 4.750%—09/15/2030[1]	182
200	Vishay Intertechnology, Inc. 2.250%—09/15/2030	243
		1,233

⬤

Harbor Ares Systematic Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—1.3%
$100	Energy Vault Holdings, Inc. 5.250%—03/01/2031[1]	$118
100	Eos Energy Enterprises, Inc. 6.750%—06/15/2030[1]	165
100	Plug Power, Inc. 6.750%—12/01/2033[1]	140
100	T1 Energy, Inc. 5.250%—12/01/2030	107
		530
ENTERTAINMENT—1.6%
400	DraftKings Holdings, Inc. 0.000%—03/15/2028[2]	366
300	Live Nation Entertainment, Inc. 2.875%—10/15/2031[1]	312
		678
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—3.0%
200	Blackstone Mortgage Trust, Inc. 5.500%—03/15/2027	200
100	Kite Realty Group LP 0.750%—04/01/2027[1]	114
100	Pebblebrook Hotel Trust 1.625%—01/15/2030[1]	109
100	PennyMac Corp. 8.500%—06/01/2029	105
400	Realty Income Corp. 3.500%—01/15/2029[1]	419
100	Starwood Property Trust, Inc. 6.750%—07/15/2027	103
200	Tanger Properties LP 2.375%—01/15/2031[1]	210
		1,260
FINANCIAL SERVICES—1.2%
100	EZCORP, Inc. 3.750%—12/15/2029[1]	299
100	SoFi Technologies, Inc. 1.250%—03/15/2029[1]	185
		484
HEALTH CARE PROVIDERS & SERVICES—2.7%
200	Enovis Corp. 3.875%—10/15/2028	195
400	Envista Holdings Corp. 1.750%—08/15/2028	399
100	LeMaitre Vascular, Inc. 2.500%—02/01/2030	113
300	Oscar Health, Inc. 2.250%—09/01/2030[1]	337
100	Tandem Diabetes Care, Inc. 0.000%—03/15/2032[1,2]	88
		1,132
HOUSEHOLD DURABLES—0.3%
100	LCI Industries 3.000%—03/01/2030	119
HOUSEHOLD PRODUCTS—0.2%
100	Spectrum Brands, Inc. 3.375%—06/01/2029	102

Convertible Bonds—Continued
Principal Amount		Value
INTERACTIVE MEDIA & SERVICES—0.2%
$100	Snap, Inc. 0.125%—03/01/2028	$91
INTERNET & CATALOG RETAIL—2.4%
400	Etsy, Inc. 0.125%—09/01/2027	378
100	Groupon, Inc. 6.250%—03/15/2027[1]	104
100	Hims & Hers Health, Inc. 0.000%—05/15/2030[1,2]	84
400	Match Group Financeco 3, Inc. 2.000%—01/15/2030[1]	365
100	Trump Media & Technology Group Corp. 0.000%—05/29/2028[1,2]	93
		1,024
IT SERVICES—7.3%
	Akamai Technologies, Inc.
500	0.375%—09/01/2027	555
500	1.125%—02/15/2029	556
		1,111
200	Rubrik, Inc. 0.000%—06/15/2030[1,2]	180
50	Seagate HDD Cayman 3.500%—06/01/2028	407
	Snowflake, Inc.
300	0.000%—10/01/2027[2]	343
100	0.000%—10/01/2029[2]	117
		460
	Super Micro Computer, Inc.
100	0.000%—06/15/2030[1,2]	82
300	2.250%—07/15/2028	279
500	3.500%—03/01/2029	436
		797
100	Zscaler, Inc. 0.000%—07/15/2028[1,2]	91
		3,046
LEISURE PRODUCTS—0.2%
100	NCL Corp. Ltd. 1.125%—02/15/2027	97
MACHINERY—3.0%
400	Bloom Energy Corp. 0.000%—11/15/2030[1,2]	697
500	BWX Technologies, Inc. 0.000%—11/01/2030[1,2]	542
		1,239
MEDIA—2.0%
400	Sirius XM Holdings, Inc. 3.750%—03/15/2028	439
100	Sphere Entertainment Co. 3.500%—12/01/2028	406
		845
METALS & MINING—0.7%
100	MP Materials Corp. 3.000%—03/01/2030[1]	316

⬤

Harbor Ares Systematic Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
MULTI-UTILITIES—0.6%
$200	WEC Energy Group, Inc. 4.375%—06/01/2027	$245
OIL, GAS & CONSUMABLE FUELS—1.8%
100	Crescent Energy Co. 2.750%—03/15/2031[1]	115
300	Liberty Energy, Inc. 0.000%—03/01/2031[1,2]	362
100	Solaris Energy Infrastructure, Inc. 0.250%—10/01/2031	153
100	UGI Corp. 5.000%—06/01/2028	140
		770
PASSENGER AIRLINES—0.7%
300	JetBlue Airways Corp. 2.500%—09/01/2029	299
PHARMACEUTICALS—2.5%
100	Amphastar Pharmaceuticals, Inc. 2.000%—03/15/2029	92
100	Herbalife Ltd. 4.250%—06/15/2028	128
300	Indivior Pharmaceuticals, Inc. 0.625%—03/15/2031[1]	342
200	Jazz Investments I Ltd. 3.125%—09/15/2030	299
100	KalVista Pharmaceuticals, Inc. 3.250%—10/01/2031[1]	172
		1,033
PROFESSIONAL SERVICES—0.8%
100	Planet Labs PBC 0.500%—10/15/2030[1]	324
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
200	Compass, Inc. 0.250%—04/15/2031[1]	176
ROAD & RAIL—0.2%
100	CryoPort, Inc. 0.750%—12/01/2026[1]	98
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
100	MACOM Technology Solutions Holdings, Inc. 0.000%—12/15/2029[2]	176
100	Microchip Technology, Inc. 0.750%—06/01/2030	110
200	MKS, Inc. 1.250%—06/01/2030	394
300	ON Semiconductor Corp. 0.500%—03/01/2029	366
200	Ultra Clean Holdings, Inc. 0.000%—03/15/2031[1,2]	248
		1,294
SOFTWARE—8.3%
100	Bandwidth, Inc. 0.500%—04/01/2028	94
100	Cerence, Inc. 1.500%—07/01/2028	91
400	Cloudflare, Inc. 0.000%—06/15/2030[1,2]	460

Convertible Bonds—Continued
Principal Amount		Value
SOFTWARE—Continued
$200	CoreWeave, Inc. 1.750%—12/01/2031[1]	$260
200	Datadog, Inc. 0.000%—12/01/2029[2]	202
	DigitalOcean Holdings, Inc.
200	0.000%—12/01/2026[2]	199
100	0.000%—08/15/2030[1,2]	258
		457
100	Fastly, Inc. 0.000%—12/15/2030[1,2]	187
200	Guidewire Software, Inc. 1.250%—11/01/2029	197
100	Progress Software Corp. 3.500%—03/01/2030	91
	Strategy, Inc.
600	0.000%—12/01/2029[2]	520
200	0.000%—03/01/2030[2]	184
200	2.250%—06/15/2032	244
		948
100	Unity Software, Inc. 0.000%—03/15/2030[2]	109
400	Workiva, Inc. 1.250%—08/15/2028	374
		3,470
SPECIALTY RETAIL—1.7%
	GameStop Corp.
200	0.000%—04/01/2030[2]	216
300	0.000%—06/15/2032[1,2]	325
		541
100	Wayfair, Inc. 3.500%—11/15/2028	154
		695
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.7%
100	Western Digital Corp. 3.000%—11/15/2028	1,150
WIRELESS TELECOMMUNICATION SERVICES—0.9%
100	InterDigital, Inc. 3.500%—06/01/2027	384
Total Convertible Bonds (Cost $30,781)		34,928

Convertible Preferred Stocks—14.8%
Shares
AEROSPACE & DEFENSE—2.5%
13,142	Boeing Co.—6.000%	949
1,961	VSE Corp.*—5.750%	90
		1,039
BANKS—2.7%
408	Bank of America Corp.—7.250%	499
550	Wells Fargo & Co.—7.500%	655
		1,154

⬤

Harbor Ares Systematic Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Convertible Preferred Stocks—Continued
Shares		Value
CAPITAL MARKETS—0.6%
5,861	KKR & Co., Inc.—6.250%	$260
CHEMICALS—1.3%
6,813	Albemarle Corp.—7.250%	531
ELECTRIC UTILITIES—2.7%
774	NextEra Energy, Inc.—7.234%	42
11,035	NextEra Energy, Inc.—7.299%	651
4,731	NextEra Energy, Inc.*—7.375%	248
4,180	PG&E Corp.—6.000%	176
		1,117
FINANCIAL SERVICES—0.2%
1,591	Shift4 Payments, Inc.—6.000%	89
HEALTH CARE PROVIDERS & SERVICES—0.3%
923	BrightSpring Health Services, Inc.—6.750%	146
OIL, GAS & CONSUMABLE FUELS—0.9%
7,200	El Paso Energy Capital Trust I—4.750%	365
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
5,880	Microchip Technology, Inc.—7.500%	463

Convertible Preferred Stocks—Continued
Shares		Value
SOFTWARE—1.6%
12,706	Oracle Corp.*—6.500%	$619
705	Strategy, Inc.—8.000%	55
		674
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
4,022	Hewlett Packard Enterprise Co.—7.625%	308
TRADING COMPANIES & DISTRIBUTORS—0.2%
1,265	QXO, Inc.—5.500%	72
Total Convertible Preferred Stocks (Cost $5,715)		6,218
TOTAL INVESTMENTS—98.1% (Cost $36,496)		41,146
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		785
TOTAL NET ASSETS—100.0%		$41,931

FAIR VALUE MEASUREMENTS
As of April 30, 2026, the investments in Convertible Preferred Stocks (as disclosed in the preceding Portfolio of Investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $16,726 or 40% of net assets.
2
Zero coupon bond
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Jennison Associates LLC
Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AEROSPACE & DEFENSE—3.9%
2,246,085	Boeing Co. *	$514,421
1,678,429	General Electric Co.	486,627
		1,001,048
AUTOMOBILES—2.8%
1,838,101	Tesla, Inc. *	701,475
BIOTECHNOLOGY—1.2%
705,868	Vertex Pharmaceuticals, Inc. *	301,674
BROADLINE RETAIL—8.9%
8,051,061	Amazon.com, Inc. *	2,134,014
65,782	MercadoLibre, Inc. (Brazil)*	117,923
		2,251,937
CAPITAL MARKETS—1.2%
322,715	Goldman Sachs Group, Inc.	298,115
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.8%
442,565	Costco Wholesale Corp.	448,995
3,988,046	Walmart, Inc.	526,143
		975,138
ELECTRIC UTILITIES—1.5%
1,235,716	Constellation Energy Corp.	386,779
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.2%
2,084,412	Amphenol Corp. Class A	306,971
ENTERTAINMENT—3.7%
5,776,312	Netflix, Inc. *	540,721
408,439	Spotify Technology SA *	182,388
2,004,312	Walt Disney Co.	207,947
		931,056
FINANCIAL SERVICES—4.1%
1,085,973	Mastercard, Inc. Class A	546,158
1,525,622	Visa, Inc. Class A	503,211
		1,049,369
GROUND TRANSPORTATION—0.2%
654,044	Uber Technologies, Inc. *	48,798
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
2,416,541	Edwards Lifesciences Corp. *	201,781
652,471	Intuitive Surgical, Inc. *	298,578
		500,359
HOTELS, RESTAURANTS & LEISURE—1.6%
938,855	Airbnb, Inc. Class A*	131,778
825,122	Hilton Worldwide Holdings, Inc.	267,397
		399,175

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—12.9%
2,942,838	Alphabet, Inc. Class A	$1,132,404
3,117,691	Alphabet, Inc. Class C	1,190,771
1,563,162	Meta Platforms, Inc. Class A	956,514
		3,279,689
IT SERVICES—2.7%
967,745	Cloudflare, Inc. Class A*	198,359
2,637,656	Shopify, Inc. Class A (Canada)*	319,499
1,333,131	Snowflake, Inc. *	181,932
		699,790
PHARMACEUTICALS—4.6%
1,126,888	Eli Lilly & Co.	1,053,189
1,022,099	Merck & Co., Inc.	111,593
		1,164,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—24.1%
1,701,917	Advanced Micro Devices, Inc. *	603,313
4,815,553	Broadcom, Inc.	2,010,156
48,711	KLA Corp.	85,261
13,666,464	NVIDIA Corp.	2,727,416
1,351,390	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	535,232
576,212	Texas Instruments, Inc.	161,962
		6,123,340
SOFTWARE—11.5%
278,667	AppLovin Corp. Class A*	124,383
1,316,408	Cadence Design Systems, Inc. *	433,875
814,610	Crowdstrike Holdings, Inc. Class A*	363,112
1,193,600	Datadog, Inc. Class A*	157,782
3,389,778	Microsoft Corp.	1,382,284
1,245,792	Oracle Corp.	201,058
1,822,564	Palantir Technologies, Inc. Class A*	253,537
		2,916,031
SPECIALTY RETAIL—1.6%
2,251,325	O’Reilly Automotive, Inc. *	223,782
1,136,262	TJX Cos., Inc.	178,109
		401,891
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.4%
6,033,408	Apple, Inc.	1,637,165
TOTAL COMMON STOCKS (Cost $8,042,590)		25,374,582
TOTAL INVESTMENTS—99.9% (Cost $8,042,590)		25,374,582
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		31,993
TOTAL NET ASSETS—100%		$25,406,575

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Income Research + Management
Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—12.0%
Principal Amount		Value
$385	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	$382
	AMSR Trust
782	Series 2022-SFR3 Cl. A 4.000%—10/17/2039[1]	775
7,154	Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,2]	7,023
		7,798
4,782	Apidos CLO XXXIX Ltd. Series 2022-39A Cl. A1R 4.902% (3 Month USD Term SOFR + 1.230%) 10/21/2038[1,3]	4,785
	Avis Budget Rental Car Funding AESOP LLC
2,500	Series 2024-3A Cl. A 5.230%—12/20/2030[1]	2,547
1,513	Series 2024-1A Cl. A 5.360%—06/20/2030[1]	1,545
		4,092
8,147	Carlyle U.S. CLO Ltd. Series 2022-1A Cl. A1R 4.653% (3 Month USD Term SOFR + 0.980%) 04/15/2035[1,3]	8,143
	CIFC Funding Ltd.
5,816	Series 2014-4RA Cl. A1A2 4.670% (3 Month USD Term SOFR + 0.990%) 01/17/2035[1,3]	5,807
1,630	Series 2022-1A Cl. A 5.000% (3 Month USD Term SOFR + 1.320%) 04/17/2035[1,3]	1,633
1,548	Series 2024-3A Cl. A1 5.152% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,3]	1,553
		8,993
614	Citizens Auto Receivables Trust Series 2024-1 Cl. A3 5.110%—04/17/2028[1]	616
4,344	Compass Datacenters Issuer III LLC Series 2025-3A Cl. A2 5.286%—07/25/2050[1]	4,296
	DB Master Finance LLC
2,269	Series 2021-1A Cl. A2I 2.045%—11/20/2051[1]	2,238
1,840	Series 2017-1A Cl. A2II 4.030%—11/20/2047[1]	1,829
6,582	Series 2019-1A Cl. A23 4.352%—05/20/2049[1]	6,451
		10,518
5,091	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	4,833
2,976	Elmwood CLO 30 Ltd. Series 2024-6A Cl. A 5.110% (3 Month USD Term SOFR + 1.430%) 07/17/2037[1,3]	2,981
3,172	Elmwood CLO 31 Ltd. Series 2024-7A Cl. A1 5.030% (3 Month USD Term SOFR + 1.350%) 07/17/2037[1,3]	3,180

Asset-Backed Securities—Continued
Principal Amount		Value
$4,199	Elmwood CLO 39 Ltd. Series 2025-2A Cl. A1 4.820% (3 Month USD Term SOFR + 1.140%) 04/17/2038[1,3]	$4,200
602	Enterprise Fleet Financing LLC Series 2024-1 Cl. A2 5.230%—03/20/2030[1]	606
312	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	309
1,000	Ford Credit Auto Owner Trust Series 2023-2 Cl. A 5.280%—02/15/2036[1]	1,021
95	GM Financial Automobile Leasing Trust Series 2024-1 Cl. A3 5.090%—03/22/2027	95
	GM Financial Consumer Automobile Receivables Trust
173	Series 2022-3 Cl. A4 3.710%—12/16/2027	173
722	Series 2024-1 Cl. A3 4.850%—12/18/2028	725
		898
	GMF Floorplan Owner Revolving Trust
3,710	Series 2024-2A Cl. A 5.060%—03/15/2031[1]	3,790
2,081	Series 2023-2 Cl. A 5.340%—06/15/2030[1]	2,127
		5,917
	Home Partners of America Trust
210	Series 2020-2 Cl. A 1.532%—01/17/2041[1]	193
116	Series 2022-1 Cl. A 3.930%—04/17/2039[1]	115
		308
1,717	Kubota Credit Owner Trust Series 2024-1A Cl. A3 5.190%—07/17/2028[1]	1,731
362	Mercedes-Benz Auto Receivables Trust Series 2022-1 Cl. A4 5.250%—02/15/2029	364
3,147	NextGear Floorplan Master Owner Trust Series 2024-1A Cl. A2 5.120%—03/15/2029[1]	3,174
	Palmer Square CLO Ltd.
7,611	Series 2021-4A Cl. A1R 4.993% (3 Month USD Term SOFR + 1.320%) 07/15/2038[1,3]	7,626
3,427	Series 2022-4A Cl. A1R 5.025% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,3]	3,436
		11,062
	PFS Financing Corp.
2,129	Series 2024-B Cl. A 4.950%—02/15/2029[1]	2,144
2,833	Series 2024-D Cl. A 5.340%—04/15/2029[1]	2,865
		5,009

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$3,034	Planet Fitness Master Issuer LLC Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	$3,058
	Progress Residential Trust
1,042	Series 2022-SFR2 Cl. A 2.950%—04/17/2027[1]	1,026
6,642	Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	6,288
		7,314
2,500	QTS Issuer ABS II LLC Series 2026-4A Cl. A2 5.704%—03/05/2056[1]	2,515
	SBA Small Business Investment Cos.
4,153	Series 2025-10A Cl. 1 4.963%—03/10/2035	4,186
3,798	Series 2024-10A Cl. 1 5.035%—03/10/2034	3,830
1,188	Series 2023-10A Cl. 1 5.168%—03/10/2033	1,204
		9,220
5,455	SBA Small Business Investment Cos., Series 2026-10A Cl. 1 4.626%—03/10/2036	5,443
2,295	SBNA Auto Lease Trust Series 2024-B Cl. A3 5.560%—11/22/2027[1]	2,300
3,226	Servpro Master Issuer LLC Series 2024-1A Cl. A2 6.174%—01/25/2054[1]	3,305
699	SFS Auto Receivables Securitization Trust Series 2024-1A Cl. A3 4.950%—05/21/2029[1]	703
7,598	Small Business Administration Participation Certificates Series 2025-25K Cl. 1 4.730%—11/01/2050	7,522
161	Store Master Funding I-VII & XIV Series 2019-1 Cl. A1 2.820%—11/20/2049[1]	159
6,691	STORE Master Funding LLC Series 2025-1A Cl. A2 4.980%—10/20/2055[1]	6,486
	Subway Funding LLC
4,583	Series 2024-3A Cl. A2II 5.566%—07/30/2054[1]	4,521
3,940	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	3,974
2,070	Series 2024-1A Cl. A2II 6.268%—07/30/2054[1]	2,085
		10,580
	Taco Bell Funding LLC
2,555	Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	2,497
614	Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	569
		3,066
	Tricon Residential Trust
3,040	Series 2024-SFR3 Cl. A 4.500%—08/17/2041[1]	2,993

Asset-Backed Securities—Continued
Principal Amount		Value
$5,184	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	$5,161
5,672	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	5,625
		13,779
	U.S. Small Business Administration
36	Series 2012-20C Cl. 1 2.510%—03/01/2032	34
70	Series 2017-20H Cl. 1 2.750%—08/01/2037	65
124	Series 2014-20K Cl. 1 2.800%—11/01/2034	118
113	Series 2015-20H Cl. 1 2.820%—08/01/2035	108
130	Series 2018-20B Cl. 1 3.220%—02/01/2038	120
243	Series 2023-25B Cl. 1 4.610%—02/01/2048	245
926	Series 2023-25A Cl. 1 4.910%—01/01/2048	938
2,849	Series 2024-25C Cl. 1 4.970%—03/01/2049	2,881
6,018	Series 2024-25K Cl. 1 5.010%—11/01/2049	6,085
1,139	Series 2024-25A Cl. 1 5.050%—01/01/2049	1,150
3,630	Series 2024-25B Cl. 1 5.070%—02/01/2049	3,722
950	Series 2022-25K Cl. 1 5.130%—11/01/2047	982
2,203	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,249
1,662	Series 2023-25L Cl. 1 5.280%—12/01/2048	1,722
4,001	Series 2024-25D Cl. 1 5.380%—04/01/2049	4,113
459	Series 2023-25I Cl. 1 5.410%—09/01/2048	481
1,058	Series 2023-25K Cl. 1 5.710%—11/01/2048	1,100
		26,113
	Wendy’s Funding LLC
194	Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	179
953	Series 2021-1A Cl. A2II 2.775%—06/15/2051[1]	840
3,162	Series 2019-1A Cl. A2II 4.080%—06/15/2049[1]	3,031
		4,050
Total Asset-Backed Securities (Cost $199,653)		200,924

Collateralized Mortgage Obligations—8.4%

4,092	ARES Commercial Mortgage Trust Series 2025-IND3 Cl. A 5.155% (1 Month USD Term SOFR + 1.500%) 04/15/2042[1,3]	4,102

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	Bank
$7,490	Series 2021-BN35 Cl. A4 2.031%—06/15/2064	$6,632
709	Series 2017-BNK6 Cl. A5 3.518%—07/15/2060	702
		7,334
	Bank5
6,513	Series 2023-5YR1 Cl. A3 6.260%—04/15/2056[3]	6,677
5,563	Series 2023-5YR3 Cl. A3 6.724%—09/15/2056[3]	5,796
		12,473
	BBCMS Mortgage Trust
4,623	Series 2024-C26 Cl. A5 5.829%—05/15/2057	4,870
3,466	Series 2024-5C25 Cl. A3 5.946%—03/15/2057	3,577
6,382	Series 2024-5C27 Cl. A3 6.014%—07/15/2057	6,612
		15,059
	Benchmark Mortgage Trust
387	Series 2021-B26 Cl. A3 2.391%—06/15/2054	367
7,150	Series 2025-V17 Cl. A3 5.075%—09/15/2058	7,251
2,440	Series 2024-V5 Cl. A3 5.805%—01/10/2057	2,507
700	Series 2023-V2 Cl. A3 5.812%—05/15/2055[3]	714
5,913	Series 2024-V6 Cl. A3 5.926%—03/15/2057	6,099
4,000	Series 2023-V4 Cl. A3 6.841%—11/15/2056[3]	4,178
		21,116
	BMO Mortgage Trust
4,600	Series 2026-C14 Cl. A5 5.317%—02/15/2059	4,672
549	Series 2023-C7 Cl. A5 6.160%—12/15/2056	582
		5,254
1,973	BX Commercial Mortgage Trust Series 2024-XL5 Cl. A 5.046% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,3]	1,977
	BX Trust
4,125	Series 2025-VLT6 Cl. A 5.098% (1 Month USD Term SOFR + 1.443%) 03/15/2042[1,3]	4,113
8,189	Series 2025-VOLT Cl. A 5.355% (1 Month USD Term SOFR + 1.700%) 12/15/2044[1,3]	8,198
2,699	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	2,701
		15,012
	Chase Home Lending Mortgage Trust
8,428	Series 2026-4 Cl. A4A 5.000%—02/25/2057[1,3]	8,372
2,806	Series 2024-9 Cl. A4 5.500%—09/25/2055[1,3]	2,809
		11,181

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$637	Citigroup Commercial Mortgage Trust Series 2016-C2 Cl. A3 2.575%—08/10/2049	$636
2,327	Citigroup Mortgage Loan Trust, Inc. Series 2025-1 Cl. A8 5.500%—01/25/2055[1,3]	2,328
303	COMM Mortgage Trust Series 2016-COR1 Cl. A3 2.826%—10/10/2049	302
122	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2019-2 Cl. MA 3.500%—08/26/2058	118
3,160	FIVE Mortgage Trust Series 2023-V1 Cl. A3 5.668%—02/10/2056[3]	3,213
550	GS Mortgage Securities Trust Series 2016-GS3 Cl. A4 2.850%—10/10/2049	547
84	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Cl. A2 3.000%—01/25/2051[1,3]	73
	GS Mortgage-Backed Securities Trust
5,256	Series 2025-PJ9 Cl. A6 5.000%—03/25/2056[1,3]	5,226
2,792	Series 2025-PJ7 Cl. A5 5.500%—12/25/2055[1,3]	2,794
		8,020
	JP Morgan Mortgage Trust
1,925	Series 2025-2 Cl. A4A 5.500%—07/25/2055[1,3]	1,926
2,725	Series 2025-4 Cl. A4A 5.500%—11/25/2055[1,3]	2,727
717	Series 2024-4 Cl. A4A 6.000%—10/25/2054[1,3]	720
780	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,3]	783
		6,156
295	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Cl. A4 3.306%—04/15/2048	291
2,564	Morgan Stanley Capital I Trust Series 2016-UB11 Cl. A4 2.782%—08/15/2049	2,550
33	PSMC Trust Series 2020-2 Cl. A2 3.000%—05/25/2050[1,3]	30
	Sequoia Mortgage Trust
6,322	Series 2026-INV1 Cl. A4 5.000%—01/25/2056[1,3]	6,296
1,817	Series 2025-6 Cl. A11 5.500%—07/25/2055[1,3]	1,820
840	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,3]	843
		8,959
3,923	SLG Office Trust Series 2026-OMA Cl. A 4.965%—04/15/2041[1,3]	3,941
330	Tricon American Homes Trust Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	328

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$271	UBS Commercial Mortgage Trust Series 2018-C13 Cl. ASB 4.241%—10/15/2051	$270
	Wells Fargo Commercial Mortgage Trust
2,167	Series 2021-C60 Cl. A4 2.342%—08/15/2054	1,931
4,092	Series 2018-C45 Cl. A4 4.184%—06/15/2051	4,055
		5,986
3,300	WHARF Commercial Mortgage Trust Series 2025-DC Cl. A 5.528%—07/15/2040[1,3]	3,361
Total Collateralized Mortgage Obligations (Cost $140,592)		140,617

Corporate Bonds & Notes—29.9%

AEROSPACE & DEFENSE—0.1%
1,558	Northrop Grumman Corp. 5.250%—05/01/2050	1,450
AUTOMOBILES—1.5%
2,929	Cummins, Inc. 5.300%—05/09/2035	2,993
6,100	Daimler Truck Finance North America LLC 4.650%—10/12/2030[1]	6,075
	General Motors Financial Co., Inc.
1,157	2.400%—10/15/2028	1,100
971	4.300%—04/06/2029	962
2,750	5.750%—02/08/2031	2,845
		4,907
	Hyundai Capital America
4,231	4.550%—09/26/2029[1]	4,214
1,203	5.300%—06/24/2029[1]	1,222
		5,436
	Volkswagen Group of America Finance LLC
2,795	4.600%—06/08/2029[1]	2,773
3,338	4.750%—11/13/2028[1]	3,338
		6,111
		25,522
BANKS—4.0%
	Bank of America Corp.
8,962	2.572%—10/20/2032[4]	7,987
2,322	3.311%—04/22/2042[4]	1,781
5,712	5.045%—02/06/2037[4]	5,626
		15,394
	Barclays PLC
2,100	5.690%—03/12/2030[4]	2,155
2,335	6.490%—09/13/2029[4]	2,431
		4,586
6,563	BNP Paribas SA 4.400%—08/14/2028[1]	6,547
	Citigroup, Inc.
3,329	4.412%—03/31/2031[4]	3,293
3,874	4.542%—09/19/2030[4]	3,860
		7,153

Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—Continued
$8,509	HSBC Holdings PLC 5.130%—03/03/2031[4]	$8,618
	ING Groep NV
2,460	5.335%—03/19/2030[4]	2,511
3,000	6.114%—09/11/2034[4]	3,180
		5,691
	JPMorgan Chase & Co.
250	4.493%—03/24/2031[4]	249
3,130	5.336%—01/23/2035[4]	3,174
		3,423
1,145	Lloyds Banking Group PLC 5.679%—01/05/2035[4]	1,181
3,899	Truist Financial Corp. 4.597%—01/27/2032[4]	3,861
5,216	Truist Financial Corp. MTN 5.711%—01/24/2035[4]	5,369
	U.S. Bancorp
3,315	4.839%—02/01/2034[4]	3,280
1,544	5.678%—01/23/2035[4]	1,596
		4,876
		66,699
CAPITAL MARKETS—3.9%
	Blackstone Holdings Finance Co. LLC
495	2.550%—03/30/2032[1]	435
173	2.800%—09/30/2050[1]	103
856	3.500%—09/10/2049[1]	593
2,515	6.200%—04/22/2033[1]	2,666
		3,797
5,784	Blackstone Reg Finance Co. LLC 5.000%—12/06/2034	5,721
	Brookfield Finance, Inc.
326	2.724%—04/15/2031	297
1,490	3.900%—01/25/2028	1,473
		1,770
	Goldman Sachs Group, Inc.
8,580	5.094%—04/20/2034[4]	8,562
2,729	5.218%—04/23/2031[4]	2,774
		11,336
4,320	Golub Capital BDC, Inc. 7.050%—12/05/2028	4,447
4,718	Hercules Capital, Inc. 5.350%—02/10/2029	4,655
6,183	KKR & Co., Inc. 5.100%—08/07/2035	6,031
54	KKR Group Finance Co. II LLC 5.500%—02/01/2043[1]	51
170	KKR Group Finance Co. III LLC 5.125%—06/01/2044[1]	152
1,263	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	1,227
2,434	KKR Group Finance Co. XII LLC 4.850%—05/17/2032[1]	2,401

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Macquarie Group Ltd.
$2,861	5.033%—01/15/2030[1,4]	$2,890
1,695	6.255%—12/07/2034[1,4]	1,811
		4,701
	Morgan Stanley
3,710	2.943%—01/21/2033[4]	3,348
6,213	5.073%—01/30/2037[4]	6,081
		9,429
6,666	Morgan Stanley MTN 3.622%—04/01/2031[4]	6,408
3,698	UBS Group AG 4.844%—11/06/2033[1,4]	3,645
		65,771
COMMERCIAL SERVICES & SUPPLIES—1.0%
3,438	Ashtead Capital, Inc. 5.800%—04/15/2034[1]	3,529
300	Moody’s Corp. 3.250%—05/20/2050	201
5,540	Rentokil Terminix Funding LLC 5.000%—04/28/2030[1]	5,585
7,316	Triton Container International Ltd./TAL International Container Corp. 5.150%—02/15/2033	7,185
		16,500
COMMUNICATIONS EQUIPMENT—0.1%
1,701	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	1,704
CONTAINERS & PACKAGING—0.2%
3,807	Sonoco Products Co. 5.000%—09/01/2034	3,731
DIVERSIFIED FINANCIAL SERVICES—2.9%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
906	3.000%—10/29/2028	873
1,662	5.100%—01/19/2029	1,684
6,300	6.450%—04/15/2027	6,417
		8,974
6,974	Atlas Warehouse Lending Co. LP 4.625%—11/15/2028[1]	6,887
	Aviation Capital Group LLC
4,948	4.800%—10/24/2030[1]	4,915
2,235	6.375%—07/15/2030[1]	2,358
		7,273
7,384	Brookfield Asset Management Ltd. 4.653%—11/15/2030	7,321
1,921	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340%—01/30/2032	1,663
	Capital One Financial Corp.
435	4.927%—05/10/2028[4]	437
813	5.468%—02/01/2029[4]	826
4,397	6.051%—02/01/2035[4]	4,564
		5,827

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$6,578	Sumisho Air Lease Corp. 4.850%—03/24/2031[1]	$6,522
4,680	TPG Operating Group II LP 4.875%—05/15/2031	4,618
		49,085
DIVERSIFIED REITS—0.6%
514	American Tower Trust 5.490%—03/15/2053[1]	520
	SBA Tower Trust
500	1.631%—05/15/2051[1]	493
705	2.593%—10/15/2056[1]	630
6,531	4.831%—10/15/2029[1]	6,554
1,578	6.599%—11/15/2052[1]	1,603
		9,280
		9,800
DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
	AT&T, Inc.
1,302	3.650%—09/15/2059	833
7,136	4.750%—04/30/2033	7,045
		7,878
3,381	HUT 8 DC LLC 6.192%—11/15/2042[1]	3,411
	Verizon Communications, Inc.
5,240	2.355%—03/15/2032	4,583
162	4.500%—08/10/2033	158
		4,741
		16,030
ELECTRIC UTILITIES—2.5%
	Berkshire Hathaway Energy Co.
7,190	4.450%—01/15/2049	5,879
275	6.125%—04/01/2036	295
		6,174
2,730	Consumers Securitization Funding LLC 5.210%—09/01/2031	2,777
1,150	Dominion Energy, Inc. 5.250%—08/01/2033	1,162
2,769	DTE Energy Co. 5.850%—06/01/2034	2,903
	Eversource Energy
1,080	2.900%—03/01/2027	1,067
5,295	5.450%—03/01/2028	5,376
		6,443
	Exelon Corp.
5,615	4.450%—04/15/2046	4,615
62	4.700%—04/15/2050	52
243	5.100%—06/15/2045	220
		4,887
1,670	Florida Power & Light Co. 2.450%—02/03/2032	1,499
5,857	Niagara Mohawk Power Corp. 5.996%—07/03/2055[1]	5,742

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Northern States Power Co.
$158	4.500%—06/01/2052	$132
4,085	6.250%—06/01/2036	4,452
		4,584
308	Southern Co. 4.250%—07/01/2036	283
5,397	Virginia Power Fuel Securitization LLC 4.877%—05/01/2033	5,449
		41,903
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
4,397	Amphenol Corp. 5.300%—11/15/2055	4,122
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
1,879	Agree LP 4.800%—10/01/2032	1,857
2,645	Simon Property Group LP 5.500%—03/08/2033	2,750
		4,607
FINANCIAL SERVICES—0.6%
	American Express Co.
4,168	5.016%—04/25/2031[4]	4,229
322	5.043%—05/01/2034[4]	323
		4,552
198	Berkshire Hathaway Finance Corp. 3.850%—03/15/2052	150
	PNC Financial Services Group, Inc.
1,160	5.401%—07/23/2035[4]	1,178
3,095	5.676%—01/22/2035[4]	3,191
163	6.875%—10/20/2034[4]	180
		4,549
		9,251
HEALTH CARE PROVIDERS & SERVICES—0.5%
	CVS Pass-Through Trust
129	5.773%—01/10/2033[1]	130
34	5.880%—01/10/2028	34
651	8.353%—07/10/2031[1]	705
		869
425	Elevance Health, Inc. 4.750%—02/15/2033	420
	Health Care Service Corp. A Mutual Legal Reserve Co.
2,700	2.200%—06/01/2030[1]	2,452
4,642	5.200%—06/15/2029[1]	4,707
		7,159
		8,448
INDUSTRIAL CONGLOMERATES—0.2%
3,556	Ashtead Capital, Inc. 5.500%—08/11/2032[1]	3,634
INSURANCE—1.9%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	412
3,680	5.375%—04/05/2034[1]	3,765
		4,177

Corporate Bonds & Notes—Continued
Principal Amount		Value
INSURANCE—Continued
$4,555	Brown & Brown, Inc. 5.250%—06/23/2032	$4,547
6,550	Corebridge Global Funding 5.200%—01/12/2029[1]	6,650
	GA Global Funding Trust
2,490	5.200%—12/09/2031[1]	2,462
5,786	5.500%—01/08/2029-04/01/2032[1]	5,811
		8,273
530	Liberty Mutual Group, Inc. 4.569%—02/01/2029[1]	529
	Massachusetts Mutual Life Insurance Co.
1,143	3.375%—04/15/2050[1]	774
160	5.672%—12/01/2052[1]	154
		928
3,495	Metropolitan Life Global Funding I 4.850%—01/08/2029[1]	3,535
3,605	Peachtree Corners Funding Trust II 6.012%—05/15/2035[1]	3,724
		32,363
INTERNET & CATALOG RETAIL—0.8%
	Alphabet, Inc.
3,237	5.650%—02/15/2056	3,177
3,264	5.700%—11/15/2075	3,127
		6,304
2,423	Amazon.com, Inc. 4.100%—04/13/2062	1,789
5,239	Beignet Investor LLC 6.581%—05/30/2049[1]	5,415
		13,508
IT SERVICES—0.2%
2,466	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,536
MACHINERY—0.4%
6,004	Nordson Corp. 4.500%—12/15/2029	6,003
MEDIA—0.4%
1,883	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	1,903
	Cox Communications, Inc.
400	1.800%—10/01/2030[1]	349
3,795	5.700%—06/15/2033[1]	3,774
		4,123
		6,026
METALS & MINING—0.4%
6,636	Glencore Funding LLC 5.508%—04/01/2036[1]	6,685
MULTI-UTILITIES—0.0%
	PG&E Wildfire Recovery Funding LLC
354	3.594%—06/01/2032	348
222	4.022%—06/01/2033	219
183	4.722%—06/01/2039	180
		747

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—1.8%
$5,016	Cheniere Energy, Inc. 5.200%—07/30/2036[1]	$4,961
7,835	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	8,279
	ConocoPhillips Co.
878	5.500%—01/15/2055	835
961	5.550%—03/15/2054	923
		1,758
	Diamondback Energy, Inc.
2,346	5.550%—04/01/2035	2,411
1,543	6.250%—03/15/2033	1,655
		4,066
	Energy Transfer LP
1,450	5.550%—05/15/2034	1,481
2,688	5.750%—02/15/2033	2,800
		4,281
1,787	Northern Natural Gas Co. 5.625%—02/01/2054[1]	1,703
	Southern Co. Gas Capital Corp.
230	1.750%—01/15/2031	203
4,779	4.950%—09/15/2034	4,714
		4,917
		29,965
PASSENGER AIRLINES—0.0%
201	Air Canada Pass-Through Trust 3.600%—09/15/2028[1]	199
265	Delta Air Lines Pass-Through Trust 3.625%—01/30/2029	262
163	United Airlines Pass-Through Trust 3.100%—01/07/2030	159
		620
PROFESSIONAL SERVICES—0.3%
	Verisk Analytics, Inc.
741	3.625%—05/15/2050	517
4,100	5.250%—06/05/2034	4,100
1,100	5.750%—04/01/2033	1,143
		5,760
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
	CBRE Services, Inc.
808	4.800%—06/15/2030	811
5,915	5.250%—06/01/2036	5,805
		6,616
ROAD & RAIL—0.5%
	Canadian Pacific Railway Co.
1,429	4.200%—11/15/2069	1,058
190	6.125%—09/15/2115	192
		1,250
2,430	JB Hunt Transport Services, Inc. 4.900%—03/15/2030	2,454
155	Norfolk Southern Corp. 4.837%—10/01/2041	144
4,716	Ryder System, Inc. MTN 5.250%—06/01/2028	4,795
		8,643

Corporate Bonds & Notes—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
	NXP BV/NXP Funding LLC/NXP USA, Inc.
$4,140	2.500%—05/11/2031	$3,727
1,230	3.150%—05/01/2027	1,216
3,185	4.300%—06/18/2029	3,160
		8,103
SOFTWARE—0.9%
4,534	AppLovin Corp. 5.125%—12/01/2029	4,571
1,199	Constellation Software, Inc. 5.461%—02/16/2034[1]	1,175
	Oracle Corp.
2,681	3.950%—03/25/2051	1,686
3,700	4.800%—09/26/2032	3,520
3,317	5.250%—02/03/2032	3,271
		8,477
		14,223
SPECIALTY RETAIL—0.8%
	Lowe’s Cos., Inc.
3,997	3.000%—10/15/2050	2,474
77	3.700%—04/15/2046	57
199	5.000%—04/15/2040	188
697	5.625%—04/15/2053	661
		3,380
9,192	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	9,341
		12,721
TRADING COMPANIES & DISTRIBUTORS—0.5%
	Ferguson Finance PLC
4,590	3.250%—06/02/2030[1]	4,329
4,751	4.650%—04/20/2032[1]	4,669
		8,998
WIRELESS TELECOMMUNICATION SERVICES—0.5%
	T-Mobile USA, Inc.
3,131	5.050%—07/15/2033	3,146
3,238	5.150%—04/15/2034	3,257
2,745	5.875%—11/15/2055	2,655
		9,058
Total Corporate Bonds & Notes (Cost $500,418)		500,832

Mortgage Pass-Through—24.1%

	Federal Home Loan Mortgage Corp.
7,283	2.000%—06/01/2050-01/01/2051	5,898
54,076	2.500%—08/01/2035-01/01/2054	46,779
22,521	3.000%—01/01/2033-08/01/2050	20,371
14,584	3.500%—09/01/2033-04/01/2050	13,755
18,947	4.000%—12/01/2037-07/01/2049	18,063
21,738	4.500%—10/01/2048-05/01/2053	21,279
25,879	5.000%—11/01/2049-01/01/2055	25,816
23,594	5.500%—12/01/2052-03/01/2054	24,131
9,539	6.000%—08/01/2054-10/01/2054	9,922
67	6.218% (USD IBOR Consumer Cash Fallback 12-month + 1.594%) 06/01/2047[3]	70
		186,084

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
	Federal National Mortgage Association
$22,806	2.000%—08/01/2050-02/01/2052	$18,475
45,588	2.500%—01/01/2032-04/01/2052	39,462
17,113	3.000%—02/01/2034-12/01/2051	15,856
22,862	3.500%—05/01/2035-05/01/2052	21,289
19,795	4.000%—03/01/2038-02/01/2055	18,812
19,955	4.500%—05/01/2046-08/01/2052	19,546
35,999	5.000%—05/01/2050-11/01/2054	36,040
4,272	5.500%—11/01/2052-08/01/2053	4,369
86	6.145% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.315%) 12/01/2036[3]	89
		173,938
572	Federal National Mortgage Association REMICS Series 2024-20 Cl. CA 5.500%—01/25/2047	572
	Government National Mortgage Association
7,085	2.000%—02/20/2052	5,836
16,795	2.500%—01/20/2051-09/20/2051	14,412
6,764	4.000%—09/20/2041-08/20/2052	6,377
632	4.500%—01/15/2042-08/20/2047	621
7,378	5.000%—10/20/2053	7,347
6,062	5.500%—04/20/2053	6,157
		40,750
	Government National Mortgage Association REMICS
2,143	Series 2012-140 Cl. JD 1.750%—01/20/2041	2,080
1,579	Series 2013-70 Cl. AE 1.750%—11/20/2040	1,522
		3,602
Total Mortgage Pass-Through (Cost $404,446)		404,946

Municipal Bonds—0.4%

1,380	City of New York 5.935%—02/01/2055	1,386
370	Empire State Development Corp. 5.770%—03/15/2039	377

Municipal Bonds—Continued
Principal Amount		Value
$145	Metropolitan Water Reclamation District of Greater Chicago 5.720%—12/01/2038	$148
2,515	New Hampshire Health & Education Facilities Authority Act 5.040%—11/01/2034	2,516
495	Sales Tax Securitization Corp. 4.637%—01/01/2040	479
300	State of California 7.500%—04/01/2034	344
1,844	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	1,895
Total Municipal Bonds (Cost $7,156)		7,145

U.S. Government Obligations—24.0%

	U.S. Treasury Bonds
65,458	4.250%—02/15/2054-08/15/2054	57,911
17,889	4.375%—08/15/2043	16,747
67,710	4.500%—02/15/2044	64,183
47,949	4.625%—05/15/2044-02/15/2055	45,847
18,093	4.750%—08/15/2055	17,409
21,621	4.875%—08/15/2045	21,359
		223,456
12,200	U.S. Treasury Inflation-Indexed Notes 1.875%—07/15/2035	12,246
	U.S. Treasury Notes
9,405	3.375%—11/30/2027-02/29/2028	9,323
159,458	3.500%—01/15/2029-02/28/2031	156,692
		166,015
Total U.S. Government Obligations (Cost $412,982)		401,717
TOTAL INVESTMENTS—98.8% (Cost $1,665,247)		1,656,181
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		20,465
TOTAL NET ASSETS—100.0%		$1,676,646

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $397,656 or 24% of net assets.
2
Step coupon security; the stated rate represents the rate in effect as of April 30, 2026.
3
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2026.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Income Research + Management
Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—11.5%
Principal Amount		Value
$6,983	AIMCO CLO Series 2018-BA Cl. AR3 4.880% (3 Month USD Term SOFR + 1.200%) 04/16/2037[1,2]	$6,986
1,304	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	1,295
5,305	AMSR Trust Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,3]	5,208
2,944	Apidos CLO XLVIII Ltd. Series 2024-48A Cl. A1 5.107% (3 Month USD Term SOFR + 1.440%) 07/25/2037[1,2]	2,953
370	Applebee’s Funding LLC/IHOP Funding LLC Series 2025-1A Cl. A2 6.720%—06/07/2055[1]	371
3,702	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Cl. A 5.360%—06/20/2030[1]	3,781
5,940	Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Cl. A1R3 4.765% (3 Month USD Term SOFR + 1.090%) 04/20/2034[1,2]	5,945
6,333	CIFC Funding Ltd. Series 2023-3A Cl. A1R 4.863% (3 Month USD Term SOFR + 1.200%) 01/20/2039[1,2]	6,336
	DB Master Finance LLC
2,188	Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	2,055
3,718	Series 2025-1A Cl. A2I 4.891%—08/20/2055[1]	3,695
		5,750
3,740	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	3,550
6,160	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	6,106
3,425	Flatiron CLO 26 Ltd. Series 2024-4A Cl. A 5.003% (3 Month USD Term SOFR + 1.330%) 01/15/2038[1,2]	3,430
2,882	GoldenTree Loan Management U.S. CLO 20 Ltd. Series 2024-20A Cl. A 5.125% (3 Month USD Term SOFR + 1.450%) 07/20/2037[1,2]	2,891
2,992	Golub Capital Partners CLO 64B-R Ltd. Series 2022-64A Cl. AR 5.027% (3 Month USD Term SOFR + 1.360%) 10/25/2037[1,2]	3,000
687	Home Partners of America Trust Series 2022-1 Cl. A 3.930%—04/17/2039[1]	683
3,537	Jersey Mike’s Funding LLC Series 2025-1A Cl. A2 5.610%—08/16/2055[1]	3,566
546	JP Morgan Mortgage Acquisition Trust Series 2007-HE1 Cl. AF3 4.146%—05/25/2035[3]	345

Asset-Backed Securities—Continued
Principal Amount		Value
$2,542	Kinetic ABS Issuer LLC Series 2026-1A Cl. A2 5.219%—02/25/2056[1]	$2,529
3,835	MetroNet Infrastructure Issuer LLC Series 2026-1A Cl. A2 5.273%—04/20/2056[1]	3,837
2,304	Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE6 Cl. A3 3.949% (1 Month USD Term SOFR + 0.474%) 05/25/2037[2]	1,994
2,300	Palmer Square CLO Ltd. Series 2022-4A Cl. A1R 5.025% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,2]	2,306
4,300	Palmer Square Loan Funding Ltd. Series 2025-3A Cl. A1 4.660% (3 Month USD Term SOFR + 0.950%) 01/15/2034[1,2]	4,305
	Planet Fitness Master Issuer LLC
786	Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	752
1,948	Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	1,964
		2,716
3,869	QTS Issuer ABS II LLC Series 2026-4A Cl. A2 5.704%—03/05/2056[1]	3,893
3,205	Sabey Data Center Issuer LLC Series 2025-1 Cl. A2 5.733%—02/21/2050[1]	3,227
3,782	SBA Small Business Investment Cos. Series 2025-10A Cl. 1 4.963%—03/10/2035	3,812
4,581	Servpro Master Issuer LLC Series 2021-1A Cl. A2 2.394%—04/25/2051[1]	4,330
2,551	Store Master Funding LLC Series 2024-1A Cl. A1 5.690%—05/20/2054[1]	2,554
	Subway Funding LLC
3,578	Series 2024-3A Cl. A2II 5.566%—07/30/2054[1]	3,529
2,868	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	2,893
		6,422
6,877	Taco Bell Funding LLC Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	6,723
	Tricon Residential Trust
5,156	Series 2023-SFR1 Cl. A 5.100%—07/17/2040[1]	5,133
3,523	Series 2025-SFR2 Cl. A 5.200%—08/17/2044[1]	3,504
		8,637
	U.S. Small Business Administration
4,455	Series 2024-25B Cl. 1 5.070%—02/01/2049	4,568
2,556	Series 2023-25K Cl. 1 5.710%—11/01/2048	2,658

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$278	Series 2009-20A Cl. 1 5.720%—01/01/2029	$280
1,698	Series 2023-25J Cl. 1 5.820%—10/01/2048	1,779
313	Series 2008-20H Cl. 1 6.020%—08/01/2028	317
		9,602
	Uniti Fiber ABS Issuer LLC
1,357	Series 2025-2A Cl. A2 5.177%—01/20/2056[1]	1,364
1,194	Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	1,212
		2,576
6,810	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	6,644
6,661	Wendy’s Funding LLC Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	6,134
Total Asset-Backed Securities (Cost $143,833)		144,437

Collateralized Mortgage Obligations—11.3%

2,598	Angel Oak Mortgage Trust Series 2022-1 Cl. A1 3.881%—12/25/2066[1,3]	2,450
114	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 Cl. M3 4.894% (1 Month USD Term SOFR + 1.239%) 11/25/2034[2]	118
3,200	Bank Series 2024-BNK48 Cl. A5 5.053%—10/15/2057	3,216
4,512	BBCMS Mortgage Trust Series 2024-5C29 Cl. A3 5.208%—09/15/2057	4,581
53	BCAP LLC Trust Series 2011-RR5 Cl. 12A1 4.445%—03/26/2037[1,3]	53
	Bear Stearns ARM Trust
5	Series 2000-2 Cl. A1 4.667%—11/25/2030[2]	5
104	Series 2004-1 Cl. 12A5 4.938%—04/25/2034[2]	94
		99
	Benchmark Mortgage Trust
3,238	Series 2022-B35 Cl. A5 4.590%—05/15/2055[2]	3,140
3,600	Series 2023-V4 Cl. A3 6.841%—11/15/2056[2]	3,760
		6,900
3,803	BFLD Commercial Mortgage Trust Series 2025-5MW Cl. A 4.830%—10/10/2042[1,2]	3,780
4,065	BFLD Trust Series 2025-FPM Cl. A 5.178%—10/10/2040[1,2]	4,083

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$4,698	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	$4,979
2,615	BOS Trust Series 2026-LYRK Cl. A 5.221%—05/11/2041[1,2]	2,603
2,806	BSTN Commercial Mortgage Trust Series 2025-1C Cl. A 5.548%—06/15/2044[1,2]	2,863
	BX Trust
4,352	Series 2024-VLT4 Cl. A 5.146% (1 Month USD Term SOFR + 1.491%) 06/15/2041[1,2]	4,344
5,219	Series 2024-BIO Cl. A 5.297% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	5,220
		9,564
3,317	CENT Trust Series 2025-CITY Cl. A 5.091%—07/10/2040[1,2]	3,335
3,828	Citigroup Commercial Mortgage Trust Series 2019-GC43 Cl. A4 3.038%—11/10/2052	3,608
3,298	Citigroup Mortgage Loan Trust, Inc. Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	3,300
	Countrywide Alternative Loan Trust
1,302	Series 2006-6CB Cl. 1A2 4.169% (1 Month USD Term SOFR + 0.514%) 05/25/2036[2]	1,000
1,051	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	657
		1,657
173	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 Cl. 9A1 6.000%—11/25/2035	117
2,020	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR2 Cl. A1 4.069% (1 Month USD Term SOFR + 0.414%) 03/25/2037[2]	1,942
548	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A 4.429% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920%) 03/19/2046[2]	473
1,713	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1]	1,738
3,144	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.274%—10/10/2041[1,2]	3,170
96	First Horizon Asset Securities, Inc. Series 2005-AR6 Cl. 4A1 5.171%—02/25/2036[2]	94
—	FNT Mortgage-Backed Pass-Through Trust Series 2001-3 Cl. 1A1 6.750%—08/21/2031	—
	GS Mortgage-Backed Securities Trust
5,493	Series 2025-PJ11 Cl. A4 5.500%—05/25/2056[1,2]	5,499
1,536	Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	1,542
		7,041

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$2,189	GSMPS Mortgage Loan Trust Series 2006-RP2 Cl. 1AF1 4.169% (1 Month USD Term SOFR + 0.514%) 04/25/2036[1,2]	$1,915
148	GSR Mortgage Loan Trust Series 2005-AR3 Cl. 3A1 5.874%—05/25/2035[2]	109
—	IndyMac ARM Trust Series 2001-H2 Cl. A2 5.653%—01/25/2032[2]	—
2,126	INT Commercial Mortgage Trust Series 2025-PLAZA Cl. A 5.041%—11/05/2037[1,2]	2,126
3,551	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.990%—10/05/2039[1,2]	3,587
	JP Morgan Mortgage Trust
1,992	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	1,869
5,136	Series 2022-3 Cl. A6 3.000%—08/25/2052[1,2]	4,834
742	Series 2006-A6 Cl. 1A4L 3.915%—10/25/2036[2]	517
2,562	Series 2025-12MPR Cl. A1D 5.055%—06/25/2056[1,3]	2,539
1,847	Series 2025-7MPR Cl. A1D 5.324%—02/25/2056[1,3]	1,839
4	Series 2006-S1 Cl. 3A1 5.500%—04/25/2036	4
2,341	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	2,344
2,554	Series 2025-5MPR Cl. A1D 5.500%—11/25/2055[1,3]	2,548
4,903	Series 2025-8 Cl. A4A 5.500%—02/25/2056[1,2]	4,908
		21,402
4,718	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 5.545% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,2]	4,723
412	Merrill Lynch Alternative Note Asset Trust Series 2007-F1 Cl. 2A6 6.000%—03/25/2037	124
1,421	MetLife Securitization Trust Series 2018-1A Cl. A 3.750%—03/25/2057[1,2]	1,379
2,447	NYC Commercial Mortgage Trust Series 2025-28L Cl. A 4.824%—11/05/2038[1,2]	2,442
1,089	OBX Trust Series 2018-1 Cl. A2 4.419% (1 Month USD Term SOFR + 0.764%) 06/25/2057[1,2]	1,081
334	Saxon Asset Securities Trust Series 2006-3 Cl. A3 4.109% (1 Month USD Term SOFR + 0.454%) 10/25/2046[2]	333
	Sequoia Mortgage Trust
2,971	Series 2023-2 Cl. A4 4.978%—03/25/2053[1,2]	2,946

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$3,399	Series 2023-1 Cl. A4 5.000%—01/25/2053[1,2]	$3,371
3,105	Series 2025-7 Cl. A11 5.500%—08/25/2055[1,2]	3,110
		9,427
153	STARM Mortgage Loan Trust Series 2007-S1 Cl. 1A 6.276%—01/25/2037[2]	86
4,870	SWCH Commercial Mortgage Trust Series 2025-DATA Cl. A 5.098% (1 Month USD Term SOFR + 1.443%) 02/15/2042[1,2]	4,834
	Towd Point Mortgage Trust
2,822	Series 2019-1 Cl. A1 3.750%—03/25/2058[1,2]	2,748
3,100	Series 2018-6 Cl. A1B 3.750%—03/25/2058[1,2]	3,016
		5,764
	WaMu Mortgage Pass-Through Certificates Trust
44	Series 2005-AR13 Cl. A1A1 4.349% (1 Month USD Term SOFR + 0.694%) 10/25/2045[2]	43
1,088	Series 2006-AR8 Cl. 1A4 4.465%—08/25/2046[2]	1,035
		1,078
7,117	Wells Fargo Commercial Mortgage Trust Series 2018-C48 Cl. A5 4.302%—01/15/2052	7,057
3,591	WHARF Commercial Mortgage Trust Series 2025-DC Cl. A 5.528%—07/15/2040[1,2]	3,658
Total Collateralized Mortgage Obligations (Cost $144,082)		142,889

Corporate Bonds & Notes—29.7%

AEROSPACE & DEFENSE—0.1%
1,798	Embraer Netherlands Finance BV 5.980%—02/11/2035	1,875
AUTOMOBILE COMPONENTS—0.4%
2,392	American Axle & Manufacturing, Inc. 6.375%—10/15/2032[1]	2,389
2,284	Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.125%—04/15/2031[1]	2,305
		4,694
AUTOMOBILES—0.3%
3,800	Ford Motor Credit Co. LLC 6.125%—03/08/2034	3,818
BANKS—1.7%
2,751	Bank of America Corp. 5.744%—02/12/2036[4]	2,806
5,703	Barclays PLC 5.690%—03/12/2030[4]	5,853
4,700	Citigroup, Inc. 2.572%—06/03/2031[4]	4,324
1,995	ING Groep NV 6.114%—09/11/2034[4]	2,115
2,981	Lloyds Banking Group PLC 6.068%—06/13/2036[4]	3,055

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—Continued
$3,001	Truist Financial Corp. MTN 6.123%—10/28/2033[4]	$3,185
		21,338
BEVERAGES—0.4%
4,635	Diageo Investment Corp. 5.625%—04/15/2035	4,824
BUILDING PRODUCTS—0.3%
3,758	Standard Building Solutions, Inc. 5.875%—03/15/2034[1]	3,668
CAPITAL MARKETS—3.6%
3,101	Antares Holdings LP 6.350%—10/23/2029[1]	3,092
6,000	Blackstone Holdings Finance Co. LLC 3.200%—01/30/2052[1]	3,863
5,700	Blue Owl Capital Corp. 2.875%—06/11/2028	5,349
490	Blue Owl Credit Income Corp. 6.600%—09/15/2029	492
6,096	Brookfield Capital Finance LLC 6.087%—06/14/2033	6,414
6,962	Brookfield Finance, Inc. 6.300%—01/15/2055[4]	6,740
3,098	Golub Capital Private Credit Fund 5.800%—09/12/2029	3,071
3,652	Hercules Capital, Inc. 6.000%—06/16/2030	3,632
5,850	KKR Group Finance Co. VII LLC 3.625%—02/25/2050[1]	4,019
1,883	Main Street Capital Corp. 6.950%—03/01/2029	1,942
1,709	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	1,675
	Sixth Street Lending Partners
2,001	5.750%—01/15/2030	1,990
3,000	6.500%—03/11/2029	3,070
		5,060
		45,349
COMMERCIAL SERVICES & SUPPLIES—0.7%
3,864	ADT Security Corp. 5.875%—10/15/2033[1]	3,810
3,902	Rentokil Terminix Funding LLC 5.625%—04/28/2035[1]	3,969
1,350	Triton Container International Ltd. 3.150%—06/15/2031[1]	1,223
		9,002
CONSTRUCTION MATERIALS—0.1%
1,603	Standard Industries, Inc. 4.375%—07/15/2030[1]	1,531
DIVERSIFIED FINANCIAL SERVICES—3.9%
6,200	Aircastle Ltd. 2.850%—01/26/2028[1]	6,015
661	Aircastle Ltd./Aircastle Ireland DAC 5.750%—10/01/2031[1]	678
3,762	Atlas Warehouse Lending Co. LP 6.050%—01/15/2028[1]	3,820

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$5,940	Aviation Capital Group LLC 4.800%—10/24/2030[1]	$5,900
3,527	Blue Owl Finance LLC 6.250%—04/18/2034	3,474
4,836	Capital One Financial Corp. 5.884%—07/26/2035[4]	4,967
4,161	Charles Schwab Corp. 6.100%—06/01/2031[4]	4,164
8,750	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	8,715
4,899	GGAM Finance Ltd. 5.875%—03/15/2030[1]	4,947
	Macquarie Airfinance Holdings Ltd.
3,664	5.150%—03/17/2030[1]	3,651
883	6.400%—03/26/2029[1]	913
		4,564
2,254	Voya Financial, Inc. 5.000%—09/20/2034	2,212
		49,456
DIVERSIFIED REITS—0.2%
3,034	SBA Tower Trust 6.599%—11/15/2052[1]	3,082
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
3,783	HUT 8 DC LLC 6.192%—11/15/2042[1]	3,817
2,915	Verizon Communications, Inc. 3.700%—03/22/2061	1,932
		5,749
ELECTRIC UTILITIES—1.7%
	CMS Energy Corp.
4,171	3.750%—12/01/2050[4]	3,847
1,647	4.750%—06/01/2050[4]	1,618
		5,465
4,223	Dominion Energy, Inc. 6.875%—02/01/2055[4]	4,388
1,500	Exelon Corp. 5.625%—06/15/2035	1,539
2,877	New England Power Co. 5.936%—11/25/2052[1]	2,869
2,234	NextEra Energy Capital Holdings, Inc. 6.375%—08/15/2055[4]	2,282
4,075	NRG Energy, Inc. 6.000%—01/15/2036[1]	4,049
1,393	Xcel Energy, Inc. 5.750%—12/03/2056[4]	1,378
		21,970
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0%
570	TD SYNNEX Corp. 2.650%—08/09/2031	509
ENTERTAINMENT—0.2%
2,875	Allwyn Entertainment Financing U.K. PLC 7.875%—04/30/2029[1]	2,962
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.8%
5,922	COPT Defense Properties LP 2.000%—01/15/2029	5,540

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$7,548	EPR Properties 4.750%—11/15/2030	$7,419
4,500	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	4,327
3,398	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%—08/01/2030	3,433
1,947	VICI Properties LP 5.750%—04/01/2034	1,978
		22,697
FINANCIAL SERVICES—0.3%
2,846	PNC Financial Services Group, Inc. 6.875%—10/20/2034[4]	3,149
FOOD PRODUCTS—0.5%
7,130	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.625%—01/15/2032	6,602
HEALTH CARE PROVIDERS & SERVICES—1.3%
	CVS Pass-Through Trust
234	6.943%—01/10/2030	241
3,199	7.507%—01/10/2032[1]	3,366
		3,607
4,018	DaVita, Inc. 3.750%—02/15/2031[1]	3,730
3,798	Highmark, Inc. 5.750%—05/15/2036[1]	3,770
4,817	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	4,793
		15,900
INDUSTRIAL CONGLOMERATES—1.2%
	Ashtead Capital, Inc.
8,565	2.450%—08/12/2031[1]	7,569
4,540	5.550%—05/30/2033[1]	4,608
		12,177
3,800	Textron, Inc. 2.450%—03/15/2031	3,437
		15,614
INSURANCE—1.9%
2,764	Aspen Insurance Holdings Ltd. 5.750%—07/01/2030	2,854
4,786	Brown & Brown, Inc. 5.250%—06/23/2032	4,778
1,781	Corebridge Financial, Inc. 6.875%—12/01/2030[4]	1,833
2,150	Fortitude Group Holdings LLC 6.250%—04/01/2030[1]	2,204
6,198	Global Atlantic Fin Co. 7.950%—06/15/2033[1]	6,802
6,128	SBL Holdings, Inc. 5.000%—02/18/2031[1]	5,364
		23,835
INTERNET & CATALOG RETAIL—0.5%
6,255	Beignet Investor LLC 6.581%—05/30/2049[1]	6,465

Corporate Bonds & Notes—Continued
Principal Amount		Value
IT SERVICES—0.7%
$3,866	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	$3,784
4,893	Genpact U.K. Finco PLC/Genpact USA, Inc. 4.950%—11/18/2030	4,803
		8,587
MEDIA—1.2%
5,320	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	5,379
5,873	Nexstar Media, Inc. 6.500%—09/15/2033[1]	5,922
3,579	Sirius XM Radio LLC 5.875%—04/15/2032[1]	3,521
		14,822
MULTI-UTILITIES—0.2%
3,109	WEC Energy Group, Inc. 5.625%—05/15/2056[4]	3,091
OIL, GAS & CONSUMABLE FUELS—1.5%
	Columbia Pipelines Operating Co. LLC
2,560	5.439%—02/15/2035[1]	2,601
995	5.962%—02/15/2055[1]	974
3,209	6.036%—11/15/2033[1]	3,391
		6,966
	ConocoPhillips Co.
741	5.500%—01/15/2055	705
812	5.550%—03/15/2054	780
		1,485
3,145	Enbridge, Inc. 5.750%—07/15/2080[4]	3,167
3,434	Florida Gas Transmission Co. LLC 5.750%—07/15/2035[1]	3,546
3,720	Gulfstream Natural Gas System LLC 5.600%—07/23/2035[1]	3,800
		18,964
PASSENGER AIRLINES—0.7%
2,587	Air Canada Pass-Through Trust 3.300%—07/15/2031[1]	2,472
1,099	American Airlines Pass-Through Trust 3.600%—03/22/2029	1,087
4,256	Latam Airlines Group SA 7.625%—01/07/2031[1]	4,331
951	United Airlines Pass-Through Trust 2.700%—11/01/2033	874
		8,764
PERSONAL CARE PRODUCTS—0.5%
6,339	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.600%—01/15/2031[1]	6,171
PROFESSIONAL SERVICES—0.6%
3,712	KBR, Inc. 4.750%—09/30/2028[1]	3,655
3,566	Verisk Analytics, Inc. 5.250%—03/15/2035	3,537
		7,192

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ROAD & RAIL—0.2%
$3,800	Norfolk Southern Corp. 4.050%—08/15/2052	$2,899
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
6,500	NXP BV/NXP Funding LLC/NXP USA, Inc. 2.500%—05/11/2031	5,852
SOFTWARE—0.7%
3,690	AppLovin Corp. 5.375%—12/01/2031	3,727
2,202	Constellation Software, Inc. 5.461%—02/16/2034[1]	2,158
3,500	Oracle Corp. 3.600%—04/01/2040	2,526
		8,411
SPECIALTY RETAIL—0.9%
2,059	Ferguson Enterprises, Inc. 5.000%—10/03/2034	2,048
2,900	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	2,825
2,956	Lithia Motors, Inc. 3.875%—06/01/2029[1]	2,834
1,320	Macy’s Retail Holdings LLC 7.375%—08/01/2033[1]	1,377
1,778	Wayfair LLC 7.250%—10/31/2029[1]	1,823
		10,907
TRADING COMPANIES & DISTRIBUTORS—0.4%
4,800	Ferguson Finance PLC 4.650%—04/20/2032[1]	4,718
Total Corporate Bonds & Notes (Cost $377,020)		374,467

Mortgage Pass-Through—25.6%

	Federal Home Loan Mortgage Corp.
4,431	2.000%—12/01/2051	3,567
42,195	2.500%—07/01/2050-01/01/2054	35,877
12,605	3.000%—02/01/2033-12/01/2046	11,884
4,731	3.500%—07/01/2034-06/01/2048	4,395
9,310	4.000%—04/01/2034-11/01/2048	8,897
10,257	4.500%—12/01/2040-05/01/2053	10,036
24,985	5.000%—08/01/2052-11/01/2054	24,958
12,828	5.500%—02/01/2038-07/01/2054	13,125
640	6.000%—01/01/2029-05/01/2040	668
2	6.155% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250%) 08/01/2035[2]	2
		113,409
	Federal Home Loan Mortgage Corp. REMICS
6,940	Series 5462 2.000%—05/25/2037	461
2,420	Series 4628 Cl. CI 3.000%—05/15/2035	162
9,788	Series 5158 Cl. BI 3.000%—05/25/2035	732
3,200	Series 4118 4.000%—10/15/2042	467
		1,822

Mortgage Pass-Through—Continued
Principal Amount		Value
	Federal Home Loan Mortgage Corp. STRIPS
$8,784	Series 414 Cl. C1 1.500%—03/25/2037	$460
12,274	Series 400 Cl. C14 2.000%—07/25/2037	824
918	Series 304 Cl. C45 3.000%—12/15/2027	12
4,731	Series 399 Cl. C39 4.000%—03/25/2053	885
6,430	Series 324 Cl. C26 4.500%—12/15/2043	1,167
		3,348
4	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series E3 Cl. A 4.532%—08/15/2032[2]	4
	Federal National Mortgage Association
10,077	2.000%—02/01/2051-04/01/2051	8,136
35,191	2.500%—04/01/2035-04/01/2052	31,062
24,435	3.000%—06/01/2035-12/01/2050	22,011
19,238	3.500%—12/01/2033-01/01/2051	17,788
25,292	4.000%—07/01/2026-02/01/2055	24,234
22,641	4.500%—07/01/2026-12/01/2050	22,200
22,875	5.000%—10/01/2031-05/01/2054	22,917
23	5.258% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400%) 10/01/2040[2]	23
6,501	5.500%—03/01/2027-09/01/2041	6,673
4,710	6.000%—06/01/2027-01/01/2056	4,915
206	6.349% (USD IBOR Consumer Cash Fallback 12-month + 1.693%) 08/01/2035[2]	210
131	6.376% (USD IBOR Consumer Cash Fallback 12-month + 1.715%) 06/01/2035[2]	135
12	6.460% (USD IBOR Consumer Cash Fallback 12-month + 1.710%) 05/01/2035[2]	12
		160,316
	Federal National Mortgage Association Interest STRIPS
12,649	Series 435 Cl. C1 1.500%—03/25/2037	648
9,960	Series 427 Cl. C56 2.000%—03/25/2036	572
10,305	Series 430 Cl. C17 2.500%—04/25/2042	1,089
3,903	Series 407 Cl. 7 5.000%—03/25/2041	795
3,347	Series 435 Cl. C20 5.000%—05/25/2053	599
		3,703
	Federal National Mortgage Association REMICS
3,445	Series 2021-67 Cl. AI 1.185%—10/25/2051[2]	208
14,312	Series 2020-81 Cl. AI 1.500%—11/25/2035	731
5,596	Series 2017-70 Cl. AS 2.019%—09/25/2057[2]	356
1,711	Series 2016-102 Cl. JI 3.500%—02/25/2046	59
4,026	Series 2020-27 Cl. IM 3.500%—05/25/2035	297
5,199	Series 2020-44 Cl. AI 4.000%—07/25/2050	1,041

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$2,336	Series 2020-91 Cl. KI 4.000%—11/25/2043	$310
1,510	Series 2015-30 Cl. EI 5.000%—05/25/2045	192
1,028	Series 2016-33 Cl. NI 5.000%—07/25/2034	131
2,679	Series 2018-36 5.000%—06/25/2048	370
5,362	Series 2019-49 Cl. IA 5.000%—05/25/2047	728
1,243	Series 2011-59 Cl. YI 6.000%—07/25/2041	179
3,810	Series 2024-36 Cl. NI 6.000%—06/25/2054	809
		5,411
	Government National Mortgage Association
6,012	2.000%—02/20/2052	4,953
5,882	2.500%—09/20/2051	5,048
425	3.000%—11/15/2049	379
6,460	4.000%—09/15/2049-08/20/2052	6,105
884	4.500%—02/20/2049	869
13,050	5.000%—08/15/2033-06/15/2050	13,104
12	5.125% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 12/20/2026-11/20/2029[2]	12
3	5.375% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 07/20/2027[2]	3
53	5.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 02/20/2032[2]	54
		30,527
	Government National Mortgage Association REMICS
10,619	Series 2018-148 Cl. GS 2.321% (1 Month USD Term SOFR + 5.986%) 02/16/2046[2]	952
2,099	Series 2010-47 Cl. SK 2.825% (1 Month USD Term SOFR + 6.486%) 07/20/2037[2]	41
2,253	Series 2007-41 Cl. SM 2.925% (1 Month USD Term SOFR + 6.586%) 07/20/2037[2]	179
3,465	Series 2020-4 Cl. DI 4.000%—03/20/2041	396
3,059	Series 2014-2 Cl. IC 5.000%—01/16/2044	527
413	Series 2015-180 Cl. CI 5.000%—12/16/2045	54

Mortgage Pass-Through—Continued
Principal Amount		Value
$436	Series 2017-163 Cl. IE 5.500%—02/20/2039	$67
2,805	Series 2020-146 Cl. IG 5.500%—09/20/2046	451
3,850	Series 2023-42 Cl. EI 5.500%—03/20/2053	927
179	Series 2016-136 Cl. IA 6.000%—10/20/2038	19
931	Series 2024-107 6.500%—06/20/2054	159
		3,772
Total Mortgage Pass-Through (Cost $339,393)		322,312

U.S. Government Obligations—20.2%

	U.S. Treasury Bonds
39,017	1.750%—08/15/2041	25,916
15,087	2.000%—08/15/2051	8,485
9,447	2.250%—02/15/2052	5,622
4,198	2.375%—02/15/2042	3,040
7,428	3.000%—08/15/2052	5,215
13,873	3.375%—08/15/2042	11,510
16,561	3.625%—05/15/2053	13,111
13,772	3.875%—05/15/2043	12,110
8,726	4.125%—08/15/2053	7,559
24,440	4.250%—02/15/2054-08/15/2054	21,623
12,678	4.500%—02/15/2044	12,017
44,536	4.625%—05/15/2044-02/15/2055	42,643
14,060	4.750%—08/15/2055-02/15/2056	13,532
13,664	4.875%—08/15/2045	13,498
		195,881
3,181	U.S. Treasury Inflation-Indexed Notes 1.875%—07/15/2035	3,193
	U.S. Treasury Notes
37,318	3.500%—11/30/2030-02/28/2031	36,500
15,407	4.000%—11/15/2035	14,953
4,229	4.125%—02/15/2036	4,140
		55,593
Total U.S. Government Obligations (Cost $287,091)		254,667
TOTAL INVESTMENTS—98.3% (Cost $1,291,419)		1,238,772
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		21,906
TOTAL NET ASSETS—100.0%		$1,260,678

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $424,342 or 34% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2026.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of April 30, 2026.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Marathon Asset Management Limited
Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—2.0%
226,878	BAE Systems PLC (United Kingdom)	$6,310
603,231	Rolls-Royce Holdings PLC (United Kingdom)	9,707
		16,017
AUTOMOBILE COMPONENTS—0.5%
198,300	Bridgestone Corp. (Japan)	4,121
AUTOMOBILES—0.3%
13,751	Bayerische Motoren Werke AG (Germany)	1,258
428,000	Mitsubishi Motors Corp. (Japan)	836
		2,094
BANKS—15.0%
10,071,400	Bank Central Asia Tbk. PT (Indonesia)	3,415
274,415	Bank of Ireland Group PLC (Ireland)	5,405
60,131	Bank of Nova Scotia (Canada)	4,678
1,554,293	Barclays PLC (United Kingdom)	9,136
643,501	CaixaBank SA (Spain)	8,191
38,085	Capitec Bank Holdings Ltd. (South Africa)	9,887
65,455	Close Brothers Group PLC (United Kingdom)*	394
75,561	DBS Group Holdings Ltd. (Singapore)	3,484
166,457	DNB Bank ASA (Norway)	5,041
432,300	Grupo Financiero Banorte SAB de CV Class O (Mexico)	4,711
789,489	HDFC Bank Ltd. (India)	6,483
238,600	Japan Post Bank Co. Ltd. (Japan)	4,094
3,314,686	Lloyds Banking Group PLC (United Kingdom)	4,506
179,900	Mitsubishi UFJ Financial Group, Inc. (Japan)	3,232
476,071	National Bank of Greece SA (Greece)	7,545
369,000	Resona Holdings, Inc. (Japan)	4,615
172,433	Shinhan Financial Group Co. Ltd. (South Korea)	11,710
309,880	Standard Chartered PLC (United Kingdom)	7,891
141,600	Sumitomo Mitsui Trust Group, Inc. (Japan)	4,734
179,910	Svenska Handelsbanken AB Class A (Sweden)	2,557
107,883	UniCredit SpA (Italy)	8,337
		120,046
BEVERAGES—2.9%
441,200	Arca Continental SAB de CV (Mexico)	5,304
270,000	Asahi Group Holdings Ltd. (Japan)	2,658
29,963	Carlsberg AS Class B (Denmark)	4,060
17,836	Coca-Cola Europacific Partners PLC (Netherlands)	1,687
441,365	Davide Campari-Milano NV (Italy)	3,275
174,109	Diageo PLC (United Kingdom)	3,520
128,300	Kirin Holdings Co. Ltd. (Japan)	2,023
158,874	Treasury Wine Estates Ltd. (Australia)	499
		23,026
BIOTECHNOLOGY—0.3%
27,333	CSL Ltd. (Australia)	2,467
BROADLINE RETAIL—1.7%
172,014	Naspers Ltd. Class N (South Africa)	9,315
19,400	Seria Co. Ltd. (Japan)	424
261,711	Vipshop Holdings Ltd. ADR (China)[1]	3,766
		13,505
BUILDING PRODUCTS—1.2%
117,269	Assa Abloy AB Class B (Sweden)	4,513
5,793	Geberit AG (Switzerland)	3,915
319,543	Reliance Worldwide Corp. Ltd. (Australia)	758
		9,186
CAPITAL MARKETS—4.1%
241,656	3i Group PLC (United Kingdom)	8,404
2,861,700	B3 SA - Brasil Bolsa Balcao (Brazil)	10,420

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
17,890	Brookfield Asset Management Ltd. Class A (Canada)	$860
107,754	Brookfield Corp. (Canada)	4,867
28,344	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,510
114,676	IG Group Holdings PLC (United Kingdom)	2,343
245,452	Jupiter Fund Management PLC (United Kingdom)	507
420,400	Nomura Holdings, Inc. (Japan)	3,367
31,897	Rathbones Group PLC (United Kingdom)	852
		33,130
CHEMICALS—0.2%
34,600	Air Water, Inc. (Japan)	491
24,214	Novonesis Novozymes B Class B (Denmark)	1,488
		1,979
COMMERCIAL SERVICES & SUPPLIES—0.9%
25,477	Befesa SA (Germany)[2]	977
26,300	Daiei Kankyo Co. Ltd. (Japan)	632
57,773	Elis SA (France)	1,785
30,600	Secom Co. Ltd. (Japan)	1,114
705,875	Serco Group PLC (United Kingdom)	2,709
		7,217
CONSTRUCTION & ENGINEERING—1.1%
60,590	AtkinsRealis Group, Inc. (Canada)	4,181
18,600	Kinden Corp. (Japan)	997
114,100	Obayashi Corp. (Japan)	2,683
11,855	Taisei Corp. (Japan)	1,285
		9,146
CONSTRUCTION MATERIALS—1.6%
419,721	Cemex SAB de CV ADR (Mexico)[1]	5,162
28,086	Holcim AG (Switzerland)	2,610
74,600	Taiheiyo Cement Corp. (Japan)	1,694
110,984	Wienerberger AG (Austria)	3,218
		12,684
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.4%
43,411	Alimentation Couche-Tard, Inc. (Canada)	2,568
75,677	Koninklijke Ahold Delhaize NV (Netherlands)	3,550
82,326	Loblaw Cos. Ltd. (Canada)	3,795
91,000	Seven & i Holdings Co. Ltd. (Japan)	1,086
		10,999
CONTAINERS & PACKAGING—0.3%
875,023	Orora Ltd. (Australia)	836
65,100	Toyo Seikan Group Holdings Ltd. (Japan)	1,350
		2,186
DISTRIBUTORS—0.2%
108,094	Inchcape PLC (United Kingdom)	1,219
DIVERSIFIED CONSUMER SERVICES—0.5%
145,413	Laureate Education, Inc. (United States)*	4,376
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
6,573,200	NTT, Inc. (Japan)	6,403
ELECTRIC UTILITIES—0.5%
158,319	Iberdrola SA (Spain)	3,712
ELECTRICAL EQUIPMENT—2.4%
65,176	Havells India Ltd. (India)	855
15,430	Legrand SA (France)	2,765
84,100	Mitsubishi Electric Corp. (Japan)	3,375
24,811	Schneider Electric SE (France)	7,895

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
150,322	Vestas Wind Systems AS (Denmark)	$4,622
		19,512
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
127,315	Delta Electronics, Inc. (Taiwan)	8,928
56,300	Murata Manufacturing Co. Ltd. (Japan)	1,867
		10,795
ENERGY EQUIPMENT & SERVICES—0.4%
61,284	Technip Energies NV (France)	2,899
39,318	TGS ASA (Norway)	640
		3,539
ENTERTAINMENT—0.2%
26,800	Nintendo Co. Ltd. (Japan)	1,311
FINANCIAL SERVICES—0.3%
99,951	Edenred SE (France)	2,503
FOOD PRODUCTS—2.4%
809,840	AVI Ltd. (South Africa)	4,835
40,888	Bakkafrost P (Norway)	2,034
715,856	Marico Ltd. (India)	5,869
29,000	Megmilk Snow Brand Co. Ltd. (Japan)	583
37,300	NH Foods Ltd. (Japan)	1,537
39,548	Salmar ASA (Norway)	2,395
17,700	Toyo Suisan Kaisha Ltd. (Japan)	1,216
12,996	Viscofan SA (Spain)	916
		19,385
GROUND TRANSPORTATION—0.7%
29,052	Canadian Pacific Kansas City Ltd. (Canada)	2,527
87,200	East Japan Railway Co. (Japan)	1,903
76,400	West Japan Railway Co. (Japan)	1,383
		5,813
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
23,478	Alcon AG (Switzerland)	1,753
14,062	BioMerieux (France)	1,187
31,512	Coloplast AS Class B (Denmark)	1,946
719,005	Convatec Group PLC (United Kingdom)[2]	2,062
63,700	Demant AS (Denmark)*	2,020
10,205	EssilorLuxottica SA (France)	2,160
334,400	Olympus Corp. (Japan)	3,289
34,635	Siemens Healthineers AG (Germany)[2]	1,420
69,100	Sysmex Corp. (Japan)	610
		16,447
HEALTH CARE PROVIDERS & SERVICES—0.4%
56,584	Amplifon SpA (Italy)	627
37,738	Fresenius Medical Care AG (Germany)	1,708
65,200	Ship Healthcare Holdings, Inc. (Japan)	970
		3,305
HOTELS, RESTAURANTS & LEISURE—1.9%
45,332	Aristocrat Leisure Ltd. (Australia)	1,560
151,549	Compass Group PLC (United Kingdom)	4,282
28,531	Domino’s Pizza Enterprises Ltd. (Australia)	342
321,304	Entain PLC (United Kingdom)	2,372
257,000	Galaxy Entertainment Group Ltd. (Hong Kong)	1,097
20,535	InterContinental Hotels Group PLC (United Kingdom)	2,936
859,279	SSP Group PLC (United Kingdom)	1,859
31,034	Whitbread PLC (United Kingdom)	943
		15,391
HOUSEHOLD DURABLES—1.5%
215,861	Barratt Redrow PLC (United Kingdom)	735

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
26,162	GN Store Nord AS (Denmark)*	$394
504,115	Midea Group Co. Ltd. Class A (China)	5,995
75,300	Nikon Corp. (Japan)	833
199,400	Sony Group Corp. (Japan)	3,995
		11,952
HOUSEHOLD PRODUCTS—0.4%
52,293	Reckitt Benckiser Group PLC (United Kingdom)	3,327
INDUSTRIAL CONGLOMERATES—1.0%
5,264,751	Astra International Tbk. PT (Indonesia)	1,824
169,500	CK Hutchison Holdings Ltd. (Hong Kong)	1,415
57,100	Hitachi Ltd. (Japan)	1,816
30,700	Jardine Matheson Holdings Ltd. (Hong Kong)	2,093
84,000	Swire Pacific Ltd. Class A (Hong Kong)	913
		8,061
INSURANCE—5.8%
50,042	Admiral Group PLC (United Kingdom)	2,299
1,454,600	AIA Group Ltd. (Hong Kong)	15,970
3,073	Fairfax Financial Holdings Ltd. (Canada)	5,318
9,531	Hannover Rueck SE (Germany)	2,880
125,701	Hiscox Ltd. (United Kingdom)	2,645
191,500	Japan Post Holdings Co. Ltd. (Japan)	2,221
272,811	Prudential PLC (United Kingdom)	4,111
142,478	QBE Insurance Group Ltd. (Australia)	2,308
307,147	Sampo OYJ Class A (Finland)	3,191
112,700	Tokio Marine Holdings, Inc. (Japan)	5,161
		46,104
INTERACTIVE MEDIA & SERVICES—0.6%
225,350	Autotrader Group PLC (United Kingdom)[2]	1,516
323,030	Rightmove PLC (United Kingdom)	1,906
15,266	Scout24 SE (Germany)[2]	1,271
		4,693
IT SERVICES—0.3%
15,906	Alten SA (France)	1,060
45,900	NEC Corp. (Japan)	1,221
		2,281
LEISURE PRODUCTS—0.3%
82,000	Sega Sammy Holdings, Inc. (Japan)	1,189
60,781	Spin Master Corp. (Canada)[2]	923
		2,112
LIFE SCIENCES TOOLS & SERVICES—0.4%
44,025	Eurofins Scientific SE (France)	3,060
MACHINERY—4.6%
41,724	Alfa Laval AB (Sweden)	2,511
25,838	ANDRITZ AG (Austria)	2,196
60,383	ATS Corp. (Canada)*	1,959
251,279	CNH Industrial NV (United States)	2,691
93,887	Fluidra SA (Spain)	2,197
32,105	GEA Group AG (Germany)	2,195
71,800	IHI Corp. (Japan)	1,311
44,800	Kanadevia Corp. (Japan)	345
46,900	Komatsu Ltd. (Japan)	2,008
55,600	Kubota Corp. (Japan)	908
275,522	Rotork PLC (United Kingdom)	1,158
78,940	Sandvik AB (Sweden)[3]	3,321
2,248,412	Sany Heavy Industry Co. Ltd. Class A (China)	6,716
313,500	Techtronic Industries Co. Ltd. (Hong Kong)	4,546
68,377	Wartsila OYJ Abp (Finland)	2,872
		36,934

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MARINE TRANSPORTATION—0.1%
110,851	Irish Continental Group PLC (Ireland)	$845
MEDIA—0.6%
74,300	Hakuhodo DY Holdings, Inc. (Japan)	499
1,027,285	ITV PLC (United Kingdom)	1,118
70,320	Nippon Television Holdings, Inc. (Japan)	1,337
44,800	TBS Holdings, Inc. (Japan)	1,584
76,496	WPP PLC (United Kingdom)	277
		4,815
METALS & MINING—7.0%
38,989	Acerinox SA (Spain)	640
101,755	ArcelorMittal SA (France)	5,908
127,946	Barrick Mining Corp. (Canada)	5,027
117,945	BHP Group Ltd. (Australia)	4,668
187,053	Deterra Royalties Ltd. (Australia)	564
38,500	Dowa Holdings Co. Ltd. (Japan)	2,343
137,600	First Quantum Minerals Ltd. (Canada)*	3,369
15,857	Franco-Nevada Corp. (Canada)	3,658
1,075,574	Glencore PLC (United Kingdom)*	8,359
8,069	Newmont Corp. CDI (Australia)[1]	884
24,700	OSAKA Titanium Technologies Co. Ltd. (Japan)	403
320,373	Severstal PAO GDR (Russia)*,1	— [x]
44,402	Southern Copper Corp. (Peru)	7,623
87,900	Sumitomo Metal Mining Co. Ltd. (Japan)	5,404
84,155	Valterra Platinum Ltd. (South Africa)	6,778
		55,628
OIL, GAS & CONSUMABLE FUELS—5.5%
1,222,546	BP PLC (United Kingdom)	9,678
89,436	Canadian Natural Resources Ltd. (Canada)	4,269
34,473	DCC PLC (United Kingdom)	2,598
106,200	ENEOS Holdings, Inc. (Japan)	892
66,566	Equinor ASA (Norway)	2,709
155,300	Idemitsu Kosan Co. Ltd. (Japan)	1,329
48,000	Inpex Corp. (Japan)	1,251
87,968	PrairieSky Royalty Ltd. (Canada)	2,222
710,557	PRIO SA (Brazil)*	9,530
513,668	Santos Ltd. (Australia)	2,959
249,905	Secure Waste Infrastructure Corp. (Canada)	4,259
1,431,965	United Tractors Tbk. PT (Indonesia)	2,406
		44,102
PAPER & FOREST PRODUCTS—0.2%
22,844	Stella-Jones, Inc. (Canada)	1,414
PASSENGER AIRLINES—1.4%
51,235	Copa Holdings SA Class A (Panama)	5,927
289,050	easyJet PLC (United Kingdom)	1,383
40,245	Exchange Income Corp. (Canada)	2,964
156,957	Qantas Airways Ltd. (Australia)	960
		11,234
PERSONAL CARE PRODUCTS—0.3%
120,300	Shiseido Co. Ltd. (Japan)	2,457
PHARMACEUTICALS—0.8%
129,567	Novo Nordisk AS Class B (Denmark)	5,511
51,100	Tsumura & Co. (Japan)	1,192
		6,703
PROFESSIONAL SERVICES—1.6%
68,944	ALS Ltd. (Australia)	1,077
63,680	Experian PLC (United Kingdom)	2,330
50,286	Intertek Group PLC (United Kingdom)	3,239
434,108	IPH Ltd. (Australia)	1,141
242,077	Pagegroup PLC (United Kingdom)	441

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
134,659	RELX PLC (United Kingdom)	$4,911
		13,139
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
1,247,554	China Resources Land Ltd. (China)	5,242
94,200	Daiwa House Industry Co. Ltd. (Japan)	2,874
333,972	Henderson Land Development Co. Ltd. (Hong Kong)	1,320
		9,436
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.7%
8,191	ASML Holding NV (Netherlands)	11,841
50,200	ASMPT Ltd. (Hong Kong)	1,052
117,000	MediaTek, Inc. (Taiwan)	9,767
442,084	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	30,690
		53,350
SOFTWARE—0.5%
1,101	Constellation Software, Inc. (Canada)	2,005
33,349	Dassault Systemes SE (France)	752
5,818	Lumine Group, Inc. (Canada)*	87
23,800	Oracle Corp. (Japan)	1,324
		4,168
SPECIALTY RETAIL—1.1%
97,400	ABC-Mart, Inc. (Japan)	1,654
52,600	Nitori Holdings Co. Ltd. (Japan)	760
304,607	Pets at Home Group PLC (United Kingdom)	749
198,900	USS Co. Ltd. (Japan)	2,148
170,927	WH Smith PLC (United Kingdom)	1,201
367,700	ZOZO, Inc. (Japan)	2,468
		8,980
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.2%
115,430	Samsung Electronics Co. Ltd. (South Korea)	17,382
TEXTILES, APPAREL & LUXURY GOODS—2.3%
15,945	adidas AG (Germany)	2,759
30,868	Cie Financiere Richemont SA Class A (Switzerland)	5,924
40,895	Gildan Activewear, Inc. (Canada)	2,538
658,000	Li Ning Co. Ltd. (China)	1,713
1,355,700	Samsonite Group SA (Hong Kong)[2]	2,483
456,500	Shenzhou International Group Holdings Ltd. (China)	2,783
		18,200
TRADING COMPANIES & DISTRIBUTORS—2.2%
366,800	BOC Aviation Ltd. (China)[2]	3,766
39,171	Brenntag SE (Germany)	2,853
103,590	Bunzl PLC (United Kingdom)	3,415
37,799	Finning International, Inc. (Canada)	2,768
47,800	Mitsubishi Corp. (Japan)	1,531
47,477	Rexel SA (France)	2,008
45,888	Richelieu Hardware Ltd. (Canada)	1,342
		17,683
TRANSPORTATION INFRASTRUCTURE—0.1%
125,400	Mitsubishi Logistics Corp. (Japan)	1,123
WIRELESS TELECOMMUNICATION SERVICES—1.5%
942,561	Empresa Nacional de Telecomunicaciones SA (Chile)	3,729
98,842	Millicom International Cellular SA (Sweden)	8,390
		12,119
TOTAL COMMON STOCKS (Cost $463,966)		782,816

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
PREFERRED STOCKS—1.3%
Shares		Value
BANKS—0.8%
2,186,201	Itausa SA (Brazil)	$6,145
BEVERAGES—0.5%
944,086	Embotelladora Andina SA (Chile)	4,401
TOTAL PREFERRED STOCKS (Cost $8,563)		10,546

Short-Term Investments—0.4%

(Cost $3,315)
3,314,919	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 3.670%)[4]	3,315
TOTAL INVESTMENTS—99.6% (Cost $475,844)		796,677
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		3,321
TOTAL NET ASSETS—100%		$799,998

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Constellation Software, Inc. (Canada)*	3,982	CAD 0.00	03/31/2040	$—	$—[x]
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$30,815	$—	$30,815
Europe	10,077	309,173	—	319,250
Latin America	52,406	—	—	52,406
Middle East/Central Asia	—	42,299	—	42,299
North America	74,665	—	—	74,665
Pacific Basin	3,766	259,615	—	263,381
Preferred Stocks
Latin America	10,546	—	—	10,546
Short-Term Investments
Investment Company-Securities Lending Investment Fund	3,315	—	—	3,315
Total Investments in Securities	$154,775	$641,902	$—	$796,677
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$—	$—	$—
Total Investments	$154,775	$641,902	$—	$796,677

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $14,418 or 2% of net assets.
3
All or a portion of this security was out on loan as of April 30, 2026.
4
Represents the investment of collateral received from securities lending activities.
CAD
Canadian Dollar
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Marathon Asset Management Limited
Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—3.2%
1,717,939	BAE Systems PLC (United Kingdom)	$47,782
4,573,828	Rolls-Royce Holdings PLC (United Kingdom)	73,600
		121,382
AUTOMOBILE COMPONENTS—0.8%
1,437,200	Bridgestone Corp. (Japan)	29,866
AUTOMOBILES—0.4%
102,798	Bayerische Motoren Werke AG (Germany)	9,407
2,928,300	Mitsubishi Motors Corp. (Japan)	5,719
		15,126
BANKS—15.1%
8,726,700	Bank Central Asia Tbk. PT (Indonesia)	2,959
2,074,302	Bank of Ireland Group PLC (Ireland)	40,858
11,758,491	Barclays PLC (United Kingdom)	69,115
4,884,904	CaixaBank SA (Spain)	62,177
32,581	Capitec Bank Holdings Ltd. (South Africa)	8,458
500,912	Close Brothers Group PLC (United Kingdom)*	3,018
559,217	DBS Group Holdings Ltd. (Singapore)	25,786
1,259,746	DNB Bank ASA (Norway)	38,149
369,900	Grupo Financiero Banorte SAB de CV Class O (Mexico)	4,031
675,549	HDFC Bank Ltd. (India)	5,547
1,631,700	Japan Post Bank Co. Ltd. (Japan)	28,000
24,780,074	Lloyds Banking Group PLC (United Kingdom)	33,684
1,324,600	Mitsubishi UFJ Financial Group, Inc. (Japan)	23,794
407,809	National Bank of Greece SA (Greece)	6,463
2,523,800	Resona Holdings, Inc. (Japan)	31,567
149,443	Shinhan Financial Group Co. Ltd. (South Korea)	10,148
2,344,207	Standard Chartered PLC (United Kingdom)	59,695
995,900	Sumitomo Mitsui Trust Group, Inc. (Japan)	33,296
1,344,982	Svenska Handelsbanken AB Class A (Sweden)	19,112
818,155	UniCredit SpA (Italy)	63,229
		569,086
BEVERAGES—3.6%
382,300	Arca Continental SAB de CV (Mexico)	4,596
1,939,300	Asahi Group Holdings Ltd. (Japan)	19,094
226,932	Carlsberg AS Class B (Denmark)	30,746
136,494	Coca-Cola Europacific Partners PLC (Netherlands)	12,908
3,338,592	Davide Campari-Milano NV (Italy)[1]	24,771
1,320,511	Diageo PLC (United Kingdom)	26,700
879,800	Kirin Holdings Co. Ltd. (Japan)	13,873
1,130,962	Treasury Wine Estates Ltd. (Australia)	3,555
		136,243
BIOTECHNOLOGY—0.5%
199,226	CSL Ltd. (Australia)	17,982
BROADLINE RETAIL—0.4%
147,159	Naspers Ltd. Class N (South Africa)	7,969
139,900	Seria Co. Ltd. (Japan)	3,060
223,894	Vipshop Holdings Ltd. ADR (China)[2]	3,222
		14,251
BUILDING PRODUCTS—1.8%
887,809	Assa Abloy AB Class B (Sweden)	34,170
43,839	Geberit AG (Switzerland)	29,625
2,289,782	Reliance Worldwide Corp. Ltd. (Australia)	5,430
		69,225
CAPITAL MARKETS—3.6%
1,831,038	3i Group PLC (United Kingdom)	63,679
2,479,600	B3 SA - Brasil Bolsa Balcao (Brazil)	9,028
210,100	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	11,190

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
866,048	IG Group Holdings PLC (United Kingdom)	$17,698
1,839,385	Jupiter Fund Management PLC (United Kingdom)	3,799
2,875,200	Nomura Holdings, Inc. (Japan)	23,030
244,101	Rathbones Group PLC (United Kingdom)	6,524
		134,948
CHEMICALS—0.4%
236,800	Air Water, Inc. (Japan)	3,359
181,625	Novonesis Novozymes B Class B (Denmark)	11,160
		14,519
COMMERCIAL SERVICES & SUPPLIES—1.4%
192,614	Befesa SA (Germany)[3]	7,383
189,400	Daiei Kankyo Co. Ltd. (Japan)	4,550
442,126	Elis SA (France)	13,662
225,900	Secom Co. Ltd. (Japan)	8,225
5,354,590	Serco Group PLC (United Kingdom)	20,553
		54,373
CONSTRUCTION & ENGINEERING—0.9%
137,900	Kinden Corp. (Japan)	7,389
783,900	Obayashi Corp. (Japan)	18,430
81,074	Taisei Corp. (Japan)	8,792
		34,611
CONSTRUCTION MATERIALS—1.6%
359,539	Cemex SAB de CV ADR (Mexico)[2]	4,422
209,968	Holcim AG (Switzerland)	19,512
510,100	Taiheiyo Cement Corp. (Japan)	11,581
840,078	Wienerberger AG (Austria)	24,357
		59,872
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.9%
571,388	Koninklijke Ahold Delhaize NV (Netherlands)	26,803
669,100	Seven & i Holdings Co. Ltd. (Japan)	7,982
		34,785
CONTAINERS & PACKAGING—0.4%
6,340,287	Orora Ltd. (Australia)	6,053
445,200	Toyo Seikan Group Holdings Ltd. (Japan)	9,234
		15,287
DISTRIBUTORS—0.2%
817,216	Inchcape PLC (United Kingdom)	9,220
DIVERSIFIED CONSUMER SERVICES—0.1%
124,401	Laureate Education, Inc. (United States)*	3,744
DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
45,624,300	NTT, Inc. (Japan)	44,441
ELECTRIC UTILITIES—0.7%
1,183,381	Iberdrola SA (Spain)	27,743
ELECTRICAL EQUIPMENT—3.7%
55,759	Havells India Ltd. (India)	732
115,349	Legrand SA (France)	20,666
619,800	Mitsubishi Electric Corp. (Japan)	24,873
187,470	Schneider Electric SE (France)	59,654
1,136,827	Vestas Wind Systems AS (Denmark)	34,957
		140,882
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
109,000	Delta Electronics, Inc. (Taiwan)	7,644

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
417,000	Murata Manufacturing Co. Ltd. (Japan)	$13,829
		21,473
ENERGY EQUIPMENT & SERVICES—0.7%
468,992	Technip Energies NV (France)	22,187
318,516	TGS ASA (Norway)	5,179
		27,366
ENTERTAINMENT—0.3%
198,000	Nintendo Co. Ltd. (Japan)	9,686
FINANCIAL SERVICES—0.5%
757,715	Edenred SE (France)	18,976
FOOD PRODUCTS—1.9%
701,717	AVI Ltd. (South Africa)	4,190
312,758	Bakkafrost P (Norway)	15,560
612,417	Marico Ltd. (India)	5,021
198,200	Megmilk Snow Brand Co. Ltd. (Japan)	3,982
255,000	NH Foods Ltd. (Japan)	10,506
299,160	Salmar ASA (Norway)	18,116
125,300	Toyo Suisan Kaisha Ltd. (Japan)	8,606
97,158	Viscofan SA (Spain)	6,848
		72,829
GROUND TRANSPORTATION—0.6%
596,600	East Japan Railway Co. (Japan)	13,023
521,800	West Japan Railway Co. (Japan)	9,446
		22,469
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
179,826	Alcon AG (Switzerland)	13,424
107,751	BioMerieux (France)	9,093
239,078	Coloplast AS Class B (Denmark)	14,769
5,431,681	Convatec Group PLC (United Kingdom)[3]	15,577
482,325	Demant AS (Denmark)*	15,296
76,288	EssilorLuxottica SA (France)	16,148
2,429,700	Olympus Corp. (Japan)	23,897
265,622	Siemens Healthineers AG (Germany)[3]	10,892
509,400	Sysmex Corp. (Japan)	4,498
		123,594
HEALTH CARE PROVIDERS & SERVICES—0.7%
421,629	Amplifon SpA (Italy)	4,670
285,777	Fresenius Medical Care AG (Germany)	12,931
466,800	Ship Healthcare Holdings, Inc. (Japan)	6,947
		24,548
HOTELS, RESTAURANTS & LEISURE—3.1%
336,321	Aristocrat Leisure Ltd. (Australia)	11,571
1,146,260	Compass Group PLC (United Kingdom)	32,390
210,824	Domino’s Pizza Enterprises Ltd. (Australia)	2,528
2,435,208	Entain PLC (United Kingdom)	17,974
1,901,000	Galaxy Entertainment Group Ltd. (Hong Kong)	8,111
157,149	InterContinental Hotels Group PLC (United Kingdom)	22,469
6,565,316	SSP Group PLC (United Kingdom)	14,207
232,953	Whitbread PLC (United Kingdom)	7,081
		116,331
HOUSEHOLD DURABLES—1.3%
1,651,942	Barratt Redrow PLC (United Kingdom)	5,626
192,020	GN Store Nord AS (Denmark)*	2,888
431,200	Midea Group Co. Ltd. Class A (China)	5,128
516,200	Nikon Corp. (Japan)	5,711
1,462,400	Sony Group Corp. (Japan)	29,300
		48,653

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—0.7%
395,440	Reckitt Benckiser Group PLC (United Kingdom)	$25,161
INDUSTRIAL CONGLOMERATES—1.3%
4,514,171	Astra International Tbk. PT (Indonesia)	1,564
1,251,500	CK Hutchison Holdings Ltd. (Hong Kong)	10,450
422,200	Hitachi Ltd. (Japan)	13,425
223,700	Jardine Matheson Holdings Ltd. (Hong Kong)	15,250
614,500	Swire Pacific Ltd. Class A (Hong Kong)	6,684
		47,373
INSURANCE—6.5%
374,107	Admiral Group PLC (United Kingdom)	17,189
5,445,000	AIA Group Ltd. (Hong Kong)	59,779
72,941	Hannover Rueck SE (Germany)	22,039
961,960	Hiscox Ltd. (United Kingdom)	20,242
1,416,500	Japan Post Holdings Co. Ltd. (Japan)	16,427
2,073,436	Prudential PLC (United Kingdom)	31,246
1,050,827	QBE Insurance Group Ltd. (Australia)	17,021
2,315,285	Sampo OYJ Class A (Finland)	24,059
819,000	Tokio Marine Holdings, Inc. (Japan)	37,508
		245,510
INTERACTIVE MEDIA & SERVICES—0.9%
1,684,682	Autotrader Group PLC (United Kingdom)[3]	11,333
2,423,731	Rightmove PLC (United Kingdom)	14,301
114,503	Scout24 SE (Germany)[3]	9,534
		35,168
IT SERVICES—0.4%
120,258	Alten SA (France)	8,012
314,700	NEC Corp. (Japan)	8,371
		16,383
LEISURE PRODUCTS—0.2%
562,500	Sega Sammy Holdings, Inc. (Japan)	8,155
LIFE SCIENCES TOOLS & SERVICES—0.6%
329,124	Eurofins Scientific SE (France)	22,878
MACHINERY—5.1%
311,921	Alfa Laval AB (Sweden)	18,771
197,736	ANDRITZ AG (Austria)	16,802
1,879,230	CNH Industrial NV (United States)	20,127
709,765	Fluidra SA (Spain)	16,610
245,690	GEA Group AG (Germany)	16,801
491,400	IHI Corp. (Japan)	8,976
308,700	Kanadevia Corp. (Japan)	2,379
320,600	Komatsu Ltd. (Japan)	13,727
396,700	Kubota Corp. (Japan)	6,476
2,108,512	Rotork PLC (United Kingdom)	8,863
590,139	Sandvik AB (Sweden)	24,825
1,923,600	Sany Heavy Industry Co. Ltd. Class A (China)	5,746
765,000	Techtronic Industries Co. Ltd. (Hong Kong)	11,092
511,172	Wartsila OYJ Abp (Finland)	21,468
		192,663
MARINE TRANSPORTATION—0.2%
831,410	Irish Continental Group PLC (Ireland)	6,337
MEDIA—0.9%
504,900	Hakuhodo DY Holdings, Inc. (Japan)	3,390
7,710,591	ITV PLC (United Kingdom)	8,390
480,700	Nippon Television Holdings, Inc. (Japan)	9,138
309,100	TBS Holdings, Inc. (Japan)	10,933
585,409	WPP PLC (United Kingdom)	2,120
		33,971

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—6.1%
291,474	Acerinox SA (Spain)	$4,784
770,982	ArcelorMittal SA (France)	44,760
868,870	BHP Group Ltd. (Australia)	34,389
1,346,373	Deterra Royalties Ltd. (Australia)	4,055
263,100	Dowa Holdings Co. Ltd. (Japan)	16,010
117,717	First Quantum Minerals Ltd. (Canada)*	2,882
8,166,337	Glencore PLC (United Kingdom)*	63,467
59,518	Newmont Corp. CDI (Australia)[2]	6,519
169,200	OSAKA Titanium Technologies Co. Ltd. (Japan)	2,758
217,215	Severstal PAO GDR (Russia)*,2	— [x]
38,110	Southern Copper Corp. (Peru)	6,543
604,800	Sumitomo Metal Mining Co. Ltd. (Japan)	37,185
73,025	Valterra Platinum Ltd. (South Africa)	5,882
		229,234
OIL, GAS & CONSUMABLE FUELS—4.5%
9,242,042	BP PLC (United Kingdom)	73,159
261,022	DCC PLC (United Kingdom)	19,674
729,900	ENEOS Holdings, Inc. (Japan)	6,130
497,635	Equinor ASA (Norway)	20,252
1,153,800	Idemitsu Kosan Co. Ltd. (Japan)	9,872
328,900	Inpex Corp. (Japan)	8,575
607,854	PRIO SA (Brazil)*	8,152
3,744,437	Santos Ltd. (Australia)	21,573
1,222,358	United Tractors Tbk. PT (Indonesia)	2,054
		169,441
PASSENGER AIRLINES—0.6%
44,310	Copa Holdings SA Class A (Panama)	5,126
2,186,445	easyJet PLC (United Kingdom)	10,465
1,161,259	Qantas Airways Ltd. (Australia)	7,100
		22,691
PERSONAL CARE PRODUCTS—0.5%
848,900	Shiseido Co. Ltd. (Japan)	17,339
PHARMACEUTICALS—1.3%
979,681	Novo Nordisk AS Class B (Denmark)	41,671
348,300	Tsumura & Co. (Japan)	8,124
		49,795
PROFESSIONAL SERVICES—2.6%
508,420	ALS Ltd. (Australia)	7,939
476,060	Experian PLC (United Kingdom)	17,419
380,893	Intertek Group PLC (United Kingdom)	24,536
3,130,812	IPH Ltd. (Australia)	8,229
1,852,567	Pagegroup PLC (United Kingdom)	3,378
1,017,550	RELX PLC (United Kingdom)	37,106
		98,607
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
1,067,492	China Resources Land Ltd. (China)	4,485
676,600	Daiwa House Industry Co. Ltd. (Japan)	20,644
2,460,879	Henderson Land Development Co. Ltd. (Hong Kong)	9,727
		34,856
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.5%
62,686	ASML Holding NV (Netherlands)	90,616
367,800	ASMPT Ltd. (Hong Kong)	7,704
102,000	MediaTek, Inc. (Taiwan)	8,515
379,993	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	26,380
		133,215

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—0.4%
249,311	Dassault Systemes SE (France)	$5,618
172,400	Oracle Corp. (Japan)	9,593
		15,211
SPECIALTY RETAIL—1.7%
696,600	ABC-Mart, Inc. (Japan)	11,833
387,900	Nitori Holdings Co. Ltd. (Japan)	5,608
2,331,092	Pets at Home Group PLC (United Kingdom)	5,729
1,431,700	USS Co. Ltd. (Japan)	15,463
1,302,085	WH Smith PLC (United Kingdom)	9,147
2,705,500	ZOZO, Inc. (Japan)	18,158
		65,938
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
98,750	Samsung Electronics Co. Ltd. (South Korea)	14,871
TEXTILES, APPAREL & LUXURY GOODS—2.3%
120,944	adidas AG (Germany)	20,930
233,458	Cie Financiere Richemont SA Class A (Switzerland)	44,805
563,500	Li Ning Co. Ltd. (China)	1,467
9,827,400	Samsonite Group SA (Hong Kong)[3]	17,995
390,518	Shenzhou International Group Holdings Ltd. (China)	2,381
		87,578
TRADING COMPANIES & DISTRIBUTORS—2.0%
313,800	BOC Aviation Ltd. (China)[3]	3,223
296,727	Brenntag SE (Germany)	21,609
784,568	Bunzl PLC (United Kingdom)	25,864
353,800	Mitsubishi Corp. (Japan)	11,331
354,930	Rexel SA (France)	15,011
		77,038
TRANSPORTATION INFRASTRUCTURE—0.2%
857,000	Mitsubishi Logistics Corp. (Japan)	7,676
WIRELESS TELECOMMUNICATION SERVICES—0.3%
806,569	Empresa Nacional de Telecomunicaciones SA (Chile)	3,191
84,556	Millicom International Cellular SA (Sweden)	7,177
		10,368
TOTAL COMMON STOCKS (Cost $2,394,976)		3,700,968

PREFERRED STOCKS—0.3%

BANKS—0.2%
1,874,683	Itausa SA (Brazil)	5,270
BEVERAGES—0.1%
807,668	Embotelladora Andina SA (Chile)	3,765
TOTAL PREFERRED STOCKS (Cost $7,313)		9,035
TOTAL INVESTMENTS—98.3% (Cost $2,402,289)		3,710,003
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		65,970
TOTAL NET ASSETS—100%		$3,775,973

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$26,499	$—	$26,499
Europe	20,085	2,288,953	—	2,309,038
Latin America	45,089	—	—	45,089
Middle East/Central Asia	—	36,319	—	36,319
North America	26,753	—	—	26,753
Pacific Basin	3,222	1,254,048	—	1,257,270
Preferred Stocks
Latin America	9,035	—	—	9,035
Total Investments in Securities	$104,184	$3,605,819	$—	$3,710,003
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
All or a portion of this security was out on loan as of April 30, 2026.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
3
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $75,937 or 2% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: C WorldWide Asset Management
Value and Cost in Thousands

COMMON STOCKS—97.1%
Shares		Value
AEROSPACE & DEFENSE—1.9%
548	Rheinmetall AG (Germany)	$874
BANKS—7.5%
1,942,300	Bank Central Asia Tbk. PT (Indonesia)	659
67,356	HDFC Bank Ltd. ADR (India)[1]	1,711
72,704	NU Holdings Ltd. Class A (Brazil)*	1,053
		3,423
BROADLINE RETAIL—6.0%
666	MercadoLibre, Inc. (Brazil)*	1,194
32,666	Prosus NV (China)	1,581
		2,775
BUILDING PRODUCTS—3.5%
41,920	Assa Abloy AB Class B (Sweden)[2]	1,613
CAPITAL MARKETS—3.8%
5,664	Deutsche Boerse AG (Germany)	1,738
CHEMICALS—3.2%
2,966	Linde PLC (United States)	1,486
CONSTRUCTION & ENGINEERING—2.6%
7,743	Vinci SA (France)	1,171
CONSTRUCTION MATERIALS—2.0%
4,220	Heidelberg Materials AG (Germany)	931
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.3%
230,835	Tesco PLC (United Kingdom)	1,512
ELECTRIC UTILITIES—3.6%
46,726	SSE PLC (United Kingdom)	1,673
ELECTRICAL EQUIPMENT—7.6%
21,800	Contemporary Amperex Technology Co. Ltd. Class H (China)	1,723
5,530	Schneider Electric SE (France)	1,760
		3,483
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
2,700	Keyence Corp. (Japan)	1,238
FOOD PRODUCTS—3.3%
14,832	Nestle SA (United States)	1,502
HEALTH CARE EQUIPMENT & SUPPLIES—5.0%
12,300	Hoya Corp. (Japan)	2,297

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—2.5%
40,524	Compass Group PLC (United Kingdom)	$1,145
INDUSTRIAL CONGLOMERATES—4.3%
6,625	Siemens AG (Germany)	1,969
INSURANCE—4.2%
173,800	AIA Group Ltd. (Hong Kong)	1,908
PERSONAL CARE PRODUCTS—2.7%
2,910	L’Oreal SA (France)	1,253
PHARMACEUTICALS—7.4%
10,522	AstraZeneca PLC (United Kingdom)	1,997
6,736	Galderma Group AG (Switzerland)	1,413
		3,410
PROFESSIONAL SERVICES—2.8%
35,644	RELX PLC (United Kingdom)	1,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.7%
1,525	ASML Holding NV (Netherlands)	2,204
8,034	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	3,182
		5,386
SOFTWARE—3.1%
8,589	SAP SE (Germany)	1,442
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
174,400	Xiaomi Corp. Class B (China)*,3	654
TEXTILES, APPAREL & LUXURY GOODS—1.0%
883	LVMH Moet Hennessy Louis Vuitton SE (France)	472
TOTAL COMMON STOCKS (Cost $38,229)		44,655

Short-Term Investments—3.6%

(Cost $1,637)
1,637,078	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 3.670%)[4]	1,637
TOTAL INVESTMENTS—100.7% (Cost $39,866)		46,292
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.7)%		(327)
TOTAL NET ASSETS—100%		$45,965

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$24,467	$—	$24,467
Latin America	2,247	—	—	2,247
Middle East/Central Asia	1,711	—	—	1,711
North America	1,486	1,502	—	2,988
Pacific Basin	3,182	10,060	—	13,242
Short-Term Investments
Investment Company-Securities Lending Investment Fund	1,637	—	—	1,637
Total Investments in Securities	$10,263	$36,029	$—	$46,292
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
All or a portion of this security was out on loan as of April 30, 2026.
3
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $654 or 1% of net assets.
4
Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Acadian Asset Management LLC
Value and Cost in Thousands

COMMON STOCKS—97.0%
Shares		Value
AEROSPACE & DEFENSE—0.4%
84,863	Leonardo SpA (Italy)	$5,300
1,946	Safran SA (France)	625
161,700	Singapore Technologies Engineering Ltd. (Singapore)	1,370
		7,295
AIR FREIGHT & LOGISTICS—0.1%
6,310	CTT-Correios de Portugal SA (Portugal)	47
542,000	JD Logistics, Inc. (China)*,1	1,056
46,000	KLN Logistics Group Ltd. (China)	40
		1,143
AUTOMOBILE COMPONENTS—0.7%
1,943	AB Dynamics PLC (United Kingdom)	26
32,000	Aisin Corp. (Japan)	508
24,101	Aumovio SE (Germany)*	1,045
587,100	Denso Corp. (Japan)	7,015
3,822	ElringKlinger AG (Germany)	25
8,700	Ichikoh Industries Ltd. (Japan)	28
4,700	Imasen Electric Industrial (Japan)	25
206,500	Johnson Electric Holdings Ltd. (Hong Kong)	560
14,100	Linamar Corp. (Canada)	944
8,788	Nexen Tire Corp. (South Korea)	44
111,600	Somboon Advance Technology PCL NVDR (Thailand)[2]	50
565,000	Sri Trang Agro-Industry PCL NVDR (Thailand)[2]	309
33,400	Sumitomo Electric Industries Ltd. (Japan)	2,199
4,800	Unipres Corp. (Japan)	40
50,000	Xin Point Holdings Ltd. (China)	27
		12,845
AUTOMOBILES—0.1%
1,799,000	BAIC Motor Corp. Ltd. Class H (China)*,1	321
156,500	DRB-Hicom Bhd. (Malaysia)	46
276,500	Mazda Motor Corp. (Japan)	1,780
7,800	Subaru Corp. (Japan)	116
		2,263
BANKS—21.1%
657,851	ABN AMRO Bank NV CVA (Netherlands)[2]	22,904
217,714	Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	819
548,434	ANZ Group Holdings Ltd. (Australia)	14,567
5,700	Awa Bank Ltd. (Japan)	231
972,400	Banco Bilbao Vizcaya Argentaria SA (Spain)	21,473
1,292,411	Banco Santander SA (Spain)	15,770
653,018	Bank Danamon Indonesia Tbk. PT (Indonesia)	160
303,984	Bank Hapoalim BM (Israel)	8,156
209,679	Bank Leumi Le-Israel BM (Israel)	5,308
390,200	Bank OCBC Nisp Tbk. PT (Indonesia)	30
11,400	Bank of Montreal (Canada)	1,736
52,542	Bank Polska Kasa Opieki SA (Poland)	3,289
669,617	Barclays PLC ADR (United Kingdom)[2]	15,676
275,078	BNP Paribas SA (France)	28,889
1,066	Caisse Regionale de Credit Agricole Mutuel Nord de France (France)	33
2,064,559	CaixaBank SA (Spain)	26,278
10,200	Canadian Imperial Bank of Commerce (Canada)	1,138
75,800	Chiba Bank Ltd. (Japan)	1,046
97,000	China Merchants Bank Co. Ltd. Class H (China)	587
554,000	China Minsheng Banking Corp. Ltd. Class H (China)	253
32,260	Commercial Bank of Dubai PSC (United Arab Emirates)	81
38,138	Commerzbank AG (Germany)	1,576
2,523	Credicorp Ltd. (Peru)	818
106,800	Dah Sing Banking Group Ltd. (Hong Kong)	172
183,664	Dubai Islamic Bank PJSC (United Arab Emirates)	358
13,137	Erste Bank Polska SA (Poland)	2,239
104,129	Erste Group Bank AG (Austria)	11,506

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
39,135	Faisal Islamic Bank of Egypt (Egypt)	$38
7,200	FIDEA Holdings Co. Ltd. (Japan)	88
35,360	Hana Financial Group, Inc. (South Korea)	3,072
124,078	HSBC Holdings PLC (United Kingdom)	2,283
999,523	ING Groep NV (Netherlands)	28,928
215,964	Israel Discount Bank Ltd. Class A (Israel)	2,403
711,600	Japan Post Bank Co. Ltd. (Japan)	12,211
478,200	Kasikornbank PCL NVDR (Thailand)[2]	2,847
1,957	KB Financial Group, Inc. (South Korea)	214
90,036	KBC Group NV (Belgium)	11,984
900	Kita-Nippon Bank Ltd. (Japan)	27
32,495	Komercni Banka AS (Czech Republic)	1,731
1,907,100	Krung Thai Bank PCL NVDR (Thailand)[2]	1,932
2,646,038	Lloyds Banking Group PLC (United Kingdom)	3,597
1,178,600	Mitsubishi UFJ Financial Group, Inc. (Japan)	21,171
375,700	Mizuho Financial Group, Inc. (Japan)	16,156
67,978	Moneta Money Bank AS (Czech Republic)[1]	598
44,500	National Bank of Canada (Canada)	6,717
1,301,591	NatWest Group PLC (United Kingdom)	10,381
9,600	Nishi-Nippon Financial Holdings, Inc. (Japan)	241
1,200	Okinawa Financial Group, Inc. (Japan)	43
2,505,000	Postal Savings Bank of China Co. Ltd. Class H (China)[1]	1,611
41,054	Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	1,075
65,268	Raiffeisen Bank International AG (Austria)	3,560
145,150	Sharjah Islamic Bank (United Arab Emirates)	117
44,765	Shinhan Financial Group Co. Ltd. (South Korea)	3,040
117,911	Societe Generale SA (France)	9,492
33,377	Standard Bank Group Ltd. (South Africa)	643
217,908	Standard Chartered PLC (United Kingdom)	5,549
691,600	Sumitomo Mitsui Financial Group, Inc. (Japan)	24,420
26,800	Sumitomo Mitsui Trust Group, Inc. (Japan)	896
3,200	Taiko Bank Ltd. (Japan)	51
43,347,000	TMBThanachart Bank PCL NVDR (Thailand)[2]	3,010
20,700	Towa Bank Ltd. (Japan)	138
54,662	Woori Financial Group, Inc. (South Korea)	1,247
107,200	Yokohama Financial Group, Inc. (Japan)	1,018
		367,622
BEVERAGES—0.1%
5,479	Ginebra San Miguel, Inc. (Philippines)	25
73,000	Kirin Holdings Co. Ltd. (Japan)	1,151
		1,176
BIOTECHNOLOGY—0.2%
106,889	Bavarian Nordic AS (Denmark)*	3,146
6,102	Bicycle Therapeutics PLC ADR (United Kingdom)*,2	29
2,978	Genmab AS (Denmark)*	789
		3,964
BROADLINE RETAIL—0.3%
7,929,200	Bukalapak.com Tbk. PT (Indonesia)*	68
4,800	Canadian Tire Corp. Ltd. Class A (Canada)	668
175,337	Falabella SA (Chile)	1,062
17,134	Kt alpha Co. Ltd. (South Korea)	59
11,665	Next PLC (United Kingdom)	2,059
75,639	Vipshop Holdings Ltd. ADR (China)[2]	1,088
		5,004
BUILDING PRODUCTS—0.4%
300	BRC Asia Ltd. (Singapore)	1
52,400	Daikin Industries Ltd. (Japan)	7,404
366,700	SCG Decor PCL NVDR (Thailand)[2]	55
3,800	Sinko Industries Ltd. (Japan)	30
		7,490

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—2.4%
5,862	Canaccord Genuity Group, Inc. (Canada)	$51
188,658	Deutsche Bank AG (Germany)	5,861
40,320	Deutsche Boerse AG (Germany)	12,370
182,100	Digital Telecommunications Infrastructure Fund Class F (Thailand)	56
40,721	Euronext NV (Netherlands)[1]	6,816
114,900	iFAST Corp. Ltd. (Singapore)	791
205,232	Investec PLC (United Kingdom)	1,742
1,300	IwaiCosmo Holdings, Inc. (Japan)	31
269,400	Japan Exchange Group, Inc. (Japan)	3,209
475	London Investment Group PLC (United Kingdom)	3
229,800	Nomura Holdings, Inc. (Japan)	1,841
506,700	Singapore Exchange Ltd. (Singapore)	8,664
4,000	Sprott, Inc. (Canada)	522
593,000	Value Partners Group Ltd. (Hong Kong)	161
3,119	VIEL & Cie SA (France)	69
309	VP Bank AG Class A (Liechtenstein)	34
		42,221
CHEMICALS—0.9%
3,300	Achilles Corp. (Japan)	29
2,900	Arakawa Chemical Industries Ltd. (Japan)	23
73,526	Dyno Nobel Ltd. (Australia)	175
206,900	Eastern Polymer Group PCL NVDR (Thailand)[2]	23
5,500,200	ESSA Industries Indonesia Tbk. PT (Indonesia)*	278
171,077	Evonik Industries AG (Germany)	3,539
236,767	Fertiglobe PLC (United Arab Emirates)	241
2,000	Hodogaya Chemical Co. Ltd. (Japan)	32
1,700	JSP Corp. (Japan)	25
1,937	Kukdo Chemical Co. Ltd. (South Korea)	55
40,100	Mitsubishi Chemical Group Corp. (Japan)	235
1,060,000	Nanofilm Technologies International Ltd. (Singapore)	1,218
2,200	Nippon Carbide Industries Co., Inc. (Japan)	38
160,600	PTT Global Chemical PCL NVDR (Thailand)[2]	195
7,100	Riken Technos Corp. (Japan)	75
1,900	Sakai Chemical Industry Co. Ltd. (Japan)	45
224,626	Sasol Ltd. (South Africa)*	3,122
5,600	Sekisui Kasei Co. Ltd. (Japan)	16
2,400	Shin-Etsu Polymer Co. Ltd. (Japan)	33
4,216	Songwon Industrial Co. Ltd. (South Korea)	45
78,400	TOA Paint Thailand PCL NVDR (Thailand)[2]	31
112,039	Yara International ASA (Brazil)	6,523
15,300	Zacros Corp. (Japan)	134
		16,130
COMMERCIAL SERVICES & SUPPLIES—0.1%
3,000	Aidma Holdings, Inc. (Japan)	24
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)	30
3,500	Boyd Group, Inc. (Canada)	433
41,874	Brambles Ltd. (Australia)	685
264	Hargreaves Services PLC (United Kingdom)	3
8,961	Mears Group PLC (United Kingdom)	48
7,282	NICE Infra Co. Ltd. (South Korea)	23
1,900	Sato Corp. (Japan)	25
900	Takara & Co. Ltd. (Japan)	20
		1,291
COMMUNICATIONS EQUIPMENT—1.7%
4,052	ATEME SA (France)*	48
642,000	Comba Telecom Systems Holdings Ltd. (Hong Kong)	125
1,712	EVS Broadcast Equipment SA (Belgium)	75
797	Ituran Location & Control Ltd. (Israel)	46
4,882	Nokia OYJ (Finland)	62
431,279	Nokia OYJ ADR (Finland)[2]	5,568
1,328,577	Telefonaktiebolaget LM Ericsson ADR (Sweden)[2]	15,690
686,461	Telefonaktiebolaget LM Ericsson Class B (Sweden)	8,189
		29,803

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—1.8%
10,200	Aecon Group, Inc. (Canada)	$375
4,157	AF Gruppen ASA (Norway)	80
251,270	Analogue Holdings Ltd. (Hong Kong)	33
13,188	Boustead Singapore Ltd. (Singapore)	25
158,483	Bouygues SA (France)	9,373
341,700	BTS Rail Mass Transit Growth Infrastructure Fund Class F (Thailand)	27
5,000	Dai-Ichi Cutter Kogyo KK (Japan)	46
76,477	Eiffage SA (France)	12,330
767	Elecnor SA (Spain)	34
19,918	GenusPlus Group Ltd. (Australia)	135
14,171	HOCHTIEF AG (Germany)	7,622
1,332	Keller Group PLC (United Kingdom)	40
2,568	Koninklijke BAM Groep NV (Netherlands)	28
10,400	Oriental Shiraishi Corp. (Japan)	25
258	Per Aarsleff Holding AS (Denmark)	30
44,380	Service Stream Ltd. (Australia)	63
73,700	Sriracha Construction PCL NVDR (Thailand)[2]	40
885,800	Stecon Group PCL NVDR (Thailand)[2]	327
1,500	Ueki Corp. (Japan)	24
1,336,100	Wee Hur Holdings Ltd. (Singapore)	766
		31,423
CONSTRUCTION MATERIALS—0.0%
3,447	Titan SA (United States)	187
CONSUMER FINANCE—0.0%
15,000	Hong Leong Finance Ltd. (Singapore)	30
102,000	Sun Hung Kai & Co. Ltd. (Hong Kong)	56
		86
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.2%
24,114	Carrefour SA (France)	481
32,302	Coles Group Ltd. (Australia)	515
21,100	George Weston Ltd. (Canada)	1,523
84,097	Jeronimo Martins SGPS SA (Portugal)	2,019
666,631	Koninklijke Ahold Delhaize NV (Netherlands)	31,270
6,600	Robinsons Retail Holdings, Inc. (Philippines)	5
3,165,100	Sumber Alfaria Trijaya Tbk. PT (Indonesia)	242
253,049	Tesco PLC (United Kingdom)	1,658
90,205	Zabka Group SA (Poland)*	576
		38,289
CONTAINERS & PACKAGING—0.0%
9,900	Thantawan Industry PCL NVDR (Thailand)[2]	7
71,600	Thong Guan Industries Bhd. (Malaysia)	29
		36
DISTRIBUTORS—0.0%
5,100	Media Do Co. Ltd. (Japan)	40
52,861	Smiths News PLC (United Kingdom)	49
		89
DIVERSIFIED CONSUMER SERVICES—0.1%
4,600	Aucnet, Inc. (Japan)	35
59,955	China Chunlai Education Group Co. Ltd. (China)*	10
820,000	China Education Group Holdings Ltd. (China)*	243
202,000	China New Higher Education Group Ltd. (China)*,1	19
1,494,000	China Yuhua Education Corp. Ltd. (China)*,1	87
6,258	D2L, Inc. (Canada)*	43
144,000	Edvantage Group Holdings Ltd. (China)	14
3,106,500	Fenbi Ltd. (Hong Kong)*	343
4,376	MegaStudyEdu Co. Ltd. (South Korea)	140
66,500	New Oriental Education & Technology Group, Inc. (China)	363
971,000	Tianli International Holdings Ltd. (China)	204
		1,501

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
32,127	Chunghwa Telecom Co. Ltd. ADR (Taiwan)[2]	$1,392
61,710	Deutsche Telekom AG (Germany)	1,993
389,699	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	1,974
106,096	Hellenic Telecommunications Organization SA (Greece)	2,268
11,830	LG Uplus Corp. (South Korea)	127
5,377	Magyar Telekom Telecommunications PLC (Hungary)	43
928,500	NTT, Inc. (Japan)	905
66,550	Orange Polska SA (Poland)	273
12,400	Quebecor, Inc. Class B (Canada)	522
1,040,200	Singapore Telecommunications Ltd. (Singapore)	3,767
170,115	Telia Co. AB (Sweden)	890
16,000	Vision, Inc. (Japan)	112
		14,266
ELECTRIC UTILITIES—1.1%
4,960	CEZ AS (Czech Republic)	286
481	Electricite de Strasbourg SA (France)	130
322,777	Endesa SA (Spain)	14,476
297,836	Origin Energy Ltd. (Australia)	2,604
305,804	PGE Polska Grupa Energetyczna SA (Poland)*	900
		18,396
ELECTRICAL EQUIPMENT—4.9%
480,417	ABB Ltd. (Switzerland)	48,589
500	Aichi Electric Co. Ltd. (Japan)	24
94,299	China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)*	22 [x]
5,600	Chiyoda Integre Co. Ltd. (Japan)	108
2,500	Daihen Corp. (Japan)	247
200	Fuji Electric Co. Ltd. (Japan)	17
22,200	Fujikura Ltd. (Japan)	857
3,200	Furukawa Electric Co. Ltd. (Japan)	869
6,900	Helios Techno Holding Co. Ltd. (Japan)	52
1,800	Idec Corp. (Japan)	39
124,300	ISDN Holdings Ltd. (China)	60
1,654	Korea Electric Terminal Co. Ltd. (South Korea)	102
2,000	Mirai Industry Co. Ltd. (Japan)	38
18,500	Mitsubishi Electric Corp. (Japan)	742
176,600	NIDEC Corp. (Japan)	2,720
124,731	Siemens Energy AG (Germany)	26,433
876	TKH Group NV CVA (Netherlands)[2]	45
127,330	Vestas Wind Systems AS (Denmark)	3,915
51,000	Xingye Alloy Materials Group Ltd. (China)*	6
2,570	XP Power Ltd. (Vietnam)*	61
		84,946
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
4,400	A&D HOLON Holdings Co. Ltd. (Japan)	81
44,700	Allied Tecnologia SA (Brazil)	56
70,000	Aztech Global Ltd. (Singapore)	57
11,637	Barco NV (Belgium)	130
2,031	Berner Industrier AB (Sweden)	17
117,000	BOE Varitronix Ltd. (China)	64
2,600	Celestica, Inc. (Canada)*	1,067
18,400	CMK Corp. (Japan)	74
18,031	Codan Ltd. (Australia)	546
5,300	Daishinku Corp. (Japan)	25
4,600	Daitron Co. Ltd. (Japan)	86
43,597	DataTec Ltd. (South Africa)	188
2,474	Detection Technology OYJ (Finland)	26
6,899	Interflex Co. Ltd. (South Korea)*	63
2,400	Iriso Electronics Co. Ltd. (Japan)	52
6,200	Japan Aviation Electronics Industry Ltd. (Japan)	95
11,379	LG Innotek Co. Ltd. (South Korea)	4,449
3,400	Marubun Corp. (Japan)	25
20,300	Maxell Ltd. (Japan)	259
144,700	Murata Manufacturing Co. Ltd. (Japan)	4,799

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
20,541	Namuga Co. Ltd. (South Korea)	$266
800	New Cosmos Electric Co. Ltd. (Japan)	30
2,700	Nihon Denkei Co. Ltd. (Japan)	42
5,700	Nippon Chemi-Con Corp. (Japan)	97
67,300	Nissha Co. Ltd. (Japan)	541
4,200	Ohara, Inc. (Japan)	33
4,800	Optex Group Co. Ltd. (Japan)	89
261,226	PAX Global Technology Ltd. (Hong Kong)	130
1,700	SEMITEC Corp. (Japan)	26
26,200	Shimadzu Corp. (Japan)	609
22,800	Siix Corp. (Japan)	187
2,700	SMK Corp. (Japan)	58
442,000	TDK Corp. (Japan)	8,082
25,633	Tovis Co. Ltd. (South Korea)	308
186,000	Truly International Holdings Ltd. (Hong Kong)	24
7,200	V Technology Co. Ltd. (Japan)	225
214,900	Venture Corp. Ltd. (Singapore)	2,743
408,000	VSTECS Holdings Ltd. (China)	535
20,692	WiSoL Co. Ltd. (South Korea)	105
15,000	Yokogawa Electric Corp. (Japan)	522
		26,811
ENERGY EQUIPMENT & SERVICES—0.6%
34,656	Enerflex Ltd. (Canada)	930
32,400	Pason Systems, Inc. (Canada)	333
70,730	PHX Energy Services Corp. (Canada)	641
12,756	Sea1 offshore, Inc. (Norway)	41
13,342	Solstad Maritime ASA (Norway)	41
8,400	Source Energy Services Ltd. (Canada)*	110
9,418	Technip Energies NV (France)	446
102,622	Tenaris SA (United States)	3,276
60,702	Tenaris SA ADR (United States)[2]	3,879
362,100	Wasco Bhd. (Malaysia)	101
		9,798
ENTERTAINMENT—0.5%
122,000	Archosaur Games, Inc. (China)*,1	32
24,595	Borussia Dortmund GmbH & Co. KGaA (Germany)	92
17,643	CD Projekt SA (Poland)	1,344
2,051	DoubleDown Interactive Co. Ltd. ADR (South Korea)*,2	22
23,961	Gaming Realms PLC (United Kingdom)*	11
22,879	IGG, Inc. (Singapore)	9
164,400	Major Cineplex Group PCL NVDR (Thailand)[2]	34
7,800	Marvelous, Inc. (Japan)	23
4,353	NC Corp. (South Korea)	804
4,859	Neowiz (South Korea)	73
72,800	NetEase, Inc. (China)	1,704
82,100	Nexon Co. Ltd. (Japan)	1,386
2,718	TEN Square Games SA (Poland)	80
102,044	Ubisoft Entertainment SA (France)*	595
201,400	XD, Inc. (China)	1,619
		7,828
FINANCIAL SERVICES—0.1%
28,421	Banca Mediolanum SpA (Italy)	623
2,105	Generalfinance SpA (Italy)	76
2,561	HAL Trust (Netherlands)	513
95,700	Pacific Century Regional Developments Ltd. (Singapore)	39
1,191,500	Sony Financial Group, Inc. (Japan)	1,069
		2,320
FOOD PRODUCTS—0.1%
29,736	Astral Foods Ltd. (South Africa)	437
522,000	Betagro PCL NVDR (Thailand)[2]	361
228,100	CAB Cakaran Corp. Bhd. (Malaysia)	29
2,000	Canada Packers, Inc. (Canada)	27
48,846	CCK Consolidated Holdings Bhd. (Malaysia)	15

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
138,000	China Mengniu Dairy Co. Ltd. (China)	$307
1,500,000	China Starch Holdings Ltd. (China)	36
9,063	Easy Holdings Co. Ltd. (South Korea)	34
1,400	Ebara Foods Industry, Inc. (Japan)	22
24,300	First Resources Ltd. (Indonesia)	67
370,300	Hap Seng Plantations Holdings Bhd. (Malaysia)	201
147,300	Indofood Sukses Makmur Tbk. PT (Indonesia)	57
136,600	IOI Corp. Bhd. (Malaysia)	149
58,700	Kawan Food Bhd. (Malaysia)	12
1,600	Kenko Mayonnaise Co. Ltd. (Japan)	22
561	Maeil Holdings Co. Ltd. (South Korea)	4
528,800	Malindo Feedmill Tbk. PT (Indonesia)	26
1,223,400	Mayora Indah Tbk. PT (Indonesia)	121
191,200	MKH Oil Palm East Kalimantan Bhd. (Malaysia)	29
811,600	Salim Ivomas Pratama Tbk. PT (Indonesia)	36
98,600	Sarawak Plantation Bhd. (Malaysia)	91
541,600	Smothong Group PCL NVDR (Thailand)[2]	83
417	Societe LDC SADIR (France)	55
253,800	Thaifoods Group PCL NVDR (Thailand)[2]	78
690,500	Ultrajaya Milk Industry & Trading Co. Tbk. PT (Indonesia)	68
		2,367
GAS UTILITIES—0.1%
3,936	Daesung Holdings Co. Ltd. (South Korea)	23
71,904	Naturgy Energy Group SA (Spain)	2,262
2,439,800	Perusahaan Gas Negara Persero Tbk. PT (Indonesia)	275
58,200	Union Gas Holdings Ltd. (Singapore)	21
		2,581
GROUND TRANSPORTATION—0.0%
14,200	SBS Transit Ltd. (Singapore)	41
HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
15,750	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (China)	21
29,475	BioMerieux (France)	2,487
4,941	El.En. SpA (Italy)	76
244,238	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	5,268
54,200	Hoya Corp. (Japan)	10,122
547,498	Koninklijke Philips NV (Netherlands)	14,442
109,800	Olympus Corp. (Japan)	1,080
17,000	Shofu, Inc. (Japan)	179
1,007,000	Sysmex Corp. (Japan)	8,892
4,030	Vieworks Co. Ltd. (South Korea)	74
		42,641
HEALTH CARE PROVIDERS & SERVICES—0.1%
1,061	Fagron (Belgium)	30
33,757	Fresenius SE & Co. KGaA (Germany)	1,635
19,831	Humana AB (Sweden)	105
4,800	Japan Medical Dynamic Marketing, Inc. (Japan)	17
4,248	Ladprao General Hospital PCL NVDR (Thailand)[2]	—
2,424	Oriola OYJ Class B (Finland)	2
76,178	Regis Healthcare Ltd. (Australia)	364
		2,153
HEALTH CARE TECHNOLOGY—0.3%
21,561	Ascom Holding AG (Switzerland)	145
45,134	Pro Medicus Ltd. (Australia)	4,430
		4,575
HOTELS, RESTAURANTS & LEISURE—0.9%
34,300	Airtrip Corp. (Japan)	150
333,125	Aristocrat Leisure Ltd. (Australia)	11,461
137,437	Carnival PLC ADR (United States)[2]	3,635
400,400	Champ Resto Indonesia Tbk. PT (Indonesia)*	8
9,128	Fuller Smith & Turner PLC Class A (United Kingdom)	80

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
3,357	H World Group Ltd. ADR (China)[2]	$174
944	Ibersol SGPS SA (Portugal)	13
83,100	Jaya Bersama Indo Tbk. PT (Indonesia)*	— [x]
1,580	Lastminute.com NV (Switzerland)	24
1,727	Nordrest Holding AB (Sweden)	62
93,184	SATS ASA (Norway)	417
237,500	Xiabuxiabu Catering Management China Holdings Co. Ltd. (China)*,1	12
55,600	Zen Corp. Group PCL NVDR (Thailand)[2]	9
		16,045
HOUSEHOLD DURABLES—0.7%
1,992	Amica SA (Poland)	29
107,600	Chervon Holdings Ltd. (China)	224
5	Dom Development SA (Poland)	—
10,576	Hyundai Livart Furniture Co. Ltd. (South Korea)	57
98,840	LG Electronics, Inc. (South Korea)	9,520
72,900	Sony Group Corp. (Japan)	1,461
155,000	TCL Electronics Holdings Ltd. (China)	300
15,712	Viomi Technology Co. Ltd. ADR (China)[2]	15
3,608	Zinus, Inc. (South Korea)	31
		11,637
HOUSEHOLD PRODUCTS—0.0%
1,351,600	Unilever Indonesia Tbk. PT (Indonesia)	120
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.0%
8,700	Polaris Renewable Energy, Inc. (Canada)	82
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.0%
101,900	Gulf Development PCL NVDR (Thailand)[2]	181
INDUSTRIAL CONGLOMERATES—0.3%
1,248	AntarChile SA (Chile)	11
4,301	Bonheur ASA (Norway)	125
104,000	CK Hutchison Holdings Ltd. (Hong Kong)	868
99,600	Hitachi Ltd. (Japan)	3,167
530,900	LT Group, Inc. (Philippines)	130
63,694	Opus Global Nyrt (Hungary)	68
94	SK, Inc. (South Korea)	27
		4,396
INSURANCE—2.3%
11,000	Allianz Malaysia Bhd. (Malaysia)	57
148,800	Bangkok Life Assurance PCL NVDR (Thailand)[2]	91
109,800	China Taiping Insurance Holdings Co. Ltd. (China)	314
362,900	Daiichi Life Group, Inc. (Japan)	3,323
35,836	Doha Insurance Co. QSC (Qatar)	29
5,540	Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)*	114
6,300	iA Financial Corp., Inc. (Canada)	811
1,251,400	Japan Post Holdings Co. Ltd. (Japan)	14,513
7,500	Japan Post Insurance Co. Ltd. (Japan)	73
101,900	MS&AD Insurance Group Holdings, Inc. (Japan)	2,620
153,237	NN Group NV (Netherlands)	13,413
57,200	Sompo Holdings, Inc. (Japan)	2,129
443,500	Sunshine Insurance Group Co. Ltd. Class H (China)	205
45,100	Tokio Marine Holdings, Inc. (Japan)	2,065
17,139	Unipol Assicurazioni SpA (Italy)	448
		40,205
INTERACTIVE MEDIA & SERVICES—0.2%
6,800	giftee, Inc. (Japan)	50
2,833	JOYY, Inc. ADR (China)[2]	167
456,300	Kuaishou Technology (China)[1]	2,540
81,100	LIFULL Co. Ltd. (Japan)	99
2,000	MarkLines Co. Ltd. (Japan)	19
33,871	Trustpilot Group PLC (United Kingdom)*,1	119
83,431	Yalla Group Ltd. ADR (United Arab Emirates)*,2	557

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
31,054	Zhihu, Inc. ADR (China)*,2	$99
11,700	ZIGExN Co. Ltd. (Japan)	31
		3,681
IT SERVICES—0.4%
12,796	Atea ASA (Sweden)	216
16,300	Avant Group Corp. (Japan)	133
17,800	BASE, Inc. (Japan)	33
8,000	CAC Holdings Corp. (Japan)	92
22,500	Comture Corp. (Japan)	196
4,200	Core Corp. (Japan)	55
6,800	Digital Hearts Holdings Co. Ltd. (Japan)	36
6,900	Digital Information Technologies Corp. (Japan)	40
46,746	FDM Group Holdings PLC (United Kingdom)	66
27,600	Fujitsu Ltd. (Japan)	554
18,600	Future Corp. (Japan)	182
3,800	GMO GlobalSign Holdings KK (Japan)	46
38,100	Hennge KK (Japan)	233
5,200	ID Holdings Corp. (Japan)	33
1,500	Mitsubishi Research Institute, Inc. (Japan)	43
867	Neurones (France)	37
9,500	Oro Co. Ltd. (Japan)	122
138,800	Otsuka Corp. (Japan)	2,575
2,500	SERAKU Co. Ltd. (Japan)	21
7,269	Softcat PLC (United Kingdom)	137
3,300	Startia Holdings, Inc. (Japan)	59
9,200	Sun*, Inc. (Japan)*	25
3,700	System Support Holdings, Inc. (Japan)	25
18,700	TechMatrix Corp. (Japan)	217
2,600	TerraSky Co. Ltd. (Japan)	29
1,794	Trifork Group AG (Denmark)*	25
4,200	Ubicom Holdings, Inc. (Japan)	25
7,100	User Local, Inc. (Japan)	70
28,420	VTEX Class A (Brazil)*	107
26,479	Wix.com Ltd. (Israel)*	1,978
700	Zuken, Inc. (Japan)	20
		7,430
LEISURE PRODUCTS—0.0%
206,000	Goodbaby International Holdings Ltd. (China)	23
1,400	Kawai Musical Instruments Manufacturing Co. Ltd. (Japan)	25
		48
MACHINERY—4.2%
7,000	Aichi Corp. (Japan)	63
6,302	China Yuchai International Ltd. (China)	260
8,382	Daechang Forging Co. Ltd. (South Korea)	40
2,400	Daihatsu Infinearth Mfg Co. Ltd. (Japan)	46
10,390	DY POWER Corp. (South Korea)	109
109,548	Epiroc AB Class A (Sweden)[3]	3,163
1,276,800	Frencken Group Ltd. (Malaysia)	2,704
52,584	GEA Group AG (Germany)	3,596
2,200	Hirano Tecseed Co. Ltd. (Japan)	25
198,800	Hong Leong Asia Ltd. (Singapore)	454
2,400	Iseki & Co. Ltd. (Japan)	26
1,900	Iwaki Co. Ltd. (Japan)	33
9,153	Knorr-Bremse AG (Germany)	1,068
693	Komax Holding AG (Switzerland)*	48
106,975	Kone OYJ Class B (Finland)	6,810
34,300	Kubota Corp. (Japan)	560
7,000	Minebea Mitsumi, Inc. (Japan)	140
1,600	Morita Holdings Corp. (Japan)	26
33,600	Nam Cheong Ltd. (Malaysia)*	40
8,800	NGK Corp. (Japan)	279
2,200	Nitto Kohki Co. Ltd. (Japan)	22
8,400	Nittoku Co. Ltd. (Japan)	131
800	Okamoto Machine Tool Works Ltd. (Japan)	22

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
371	Palfinger AG (Austria)	$15
16,800	Rheon Automatic Machinery Co. Ltd. (Japan)	163
358,372	Sandvik AB (Sweden)[3]	15,076
4,700	Sanko Gosei Ltd. (Japan)	26
43,628	Schindler Holding AG (Switzerland)	15,253
584,100	Seatrium Ltd. (Singapore)	1,083
2,400	Shibuya Corp. (Japan)	52
1,300	Shinwa Co. Ltd. (Japan)	25
12,052	SIMPAC, Inc. (South Korea)	48
10,000	SMC Corp. (Japan)	4,917
4,700	Sodick Co. Ltd. (Japan)	46
3,700	Teikoku Corp. (Japan)	65
5,300	Tocalo Co. Ltd. (Japan)	106
1,705	VAT Group AG (Switzerland)[1]	1,281
252,204	Wartsila OYJ Abp (Finland)	10,592
808,000	Weichai Power Co. Ltd. Class H (China)	4,016
52,300	Yangzijiang Shipbuilding Holdings Ltd. (China)	178
		72,607
MARINE TRANSPORTATION—1.1%
5,132	AP Moller - Maersk AS Class B (Denmark)	12,185
1,152,735	Cia Sud Americana de Vapores SA (Chile)	65
70,874	Costamare, Inc. (Monaco)	1,178
3,617	Danaos Corp. (Greece)	436
2,762	Euroseas Ltd. (Greece)	193
2,582	Himalaya Shipping Ltd. (Bermuda)*	36
3,658	Hoegh Autoliners ASA (Norway)	52
133,329	MPC Container Ships ASA (Norway)	317
36,200	Nippon Yusen KK (Japan)	1,301
294,724	Samudera Shipping Line Ltd. (Singapore)	265
628,000	SITC International Holdings Co. Ltd. (China)	2,629
25,439	Star Bulk Carriers Corp. (Greece)	639
		19,296
MEDIA—0.3%
9,526	Alter Ego Media SA (Greece)	61
38,665	Arnoldo Mondadori Editore SpA (Italy)	93
6,846	Criteo SA ADR (France)*,2	130
17,290	Future PLC (United Kingdom)	79
741	KT Millie Seojae Co. Ltd. (South Korea)	7
4,447	Lagardere SA (France)	97
48,567	LG HelloVision Co. Ltd. (South Korea)*	77
3,000	Macbee Planet, Inc. (Japan)	25
3,200	Members Co. Ltd. (Japan)	22
588	NZME Ltd. (New Zealand)	—
222,443	Pico Far East Holdings Ltd. (Hong Kong)	69
33,805	PRT Co. Ltd. (Australia)*	— [x]
36,147	Publicis Groupe SA (France)	3,377
55,201	SES SA FDR (Luxembourg)[2]	456
41,048	Woongjin Thinkbig Co. Ltd. (South Korea)	32 [x]
32,900	Zenrin Co. Ltd. (Japan)	179
		4,704
METALS & MINING—4.5%
40,700	Amerigo Resources Ltd. (Canada)	172
278,100	B2Gold Corp. (Canada)	1,257
112,821	BHP Group Ltd. (Australia)	4,465
47,685	BlueScope Steel Ltd. (Australia)	1,037
306,265	Boliden AB (Sweden)[3]	16,099
17,930	Capital Ltd. (Mauritius)	28
214,715	Capricorn Metals Ltd. (Australia)	1,780
86,400	Capstone Copper Corp. (Canada)*	720
11,720	Centerra Gold, Inc. (Canada)	204
102,695	Central Asia Metals PLC (United Kingdom)	204
116,193	Cia de Minas Buenaventura SAA ADR (Peru)[2]	3,787
337,600	CNMC Goldmine Holdings Ltd. (Singapore)	362
10,951	Dongkuk Holdings Co. Ltd. (South Korea)	84 [x]

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
1,500	Dowa Holdings Co. Ltd. (Japan)	$91
19,678	Dynacor Group, Inc. (Canada)	84
29,478	ElvalHalcor SA (Greece)	138
33,645	Endeavour Mining PLC (Ivory Coast)	2,031
252,744	Evolution Mining Ltd. (Australia)	2,235
424,679	Fortuna Mining Corp. (Canada)*	4,096
11,884	Fresnillo PLC (Mexico)	525
587,250	Grange Resources Ltd. (Australia)*	76
352,600	Hudbay Minerals, Inc. (Canada)	8,156
22,809	KG Chemical Corp. (South Korea)	109
28,995	KG Eco Solution Co. Ltd. (South Korea)	145
58,694	KGHM Polska Miedz SA (Poland)*	4,930
49,272	Kumba Iron Ore Ltd. (South Africa)	924
177,871	Macmahon Holdings Ltd. (Australia)	94
7,600	Mitsubishi Materials Corp. (Japan)	250
116,459	Monument Mining Ltd. (Canada)	71
3,053	Nexa Resources SA (Brazil)	46
1,314,000	Nickel Asia Corp. (Philippines)	108
1,195,715	Norsk Hydro ASA (Norway)	13,238
397,400	OceanaGold Philippines, Inc. (Philippines)	217
132,050	Perseus Mining Ltd. (Australia)	529
15,597	Regis Resources Ltd. (Australia)	80
2,035,297	South32 Ltd. (Australia)	6,032
47,900	Sumitomo Metal Mining Co. Ltd. (Japan)	2,945
44,413	Thor Explorations Ltd. (Canada)	42
127,309	thyssenkrupp AG (Germany)	1,515
88	Tree Island Steel Ltd. (Canada)	—
46,000	Volcan Cia Minera SAA Class B (Peru)*	10
		78,916
MULTI-UTILITIES—1.0%
131,343	A2A SpA (Italy)	374
7,500	Atco Ltd. Class I (Canada)	376
2,980,409	Centrica PLC (United Kingdom)	8,705
91,990	Engie SA (France)	3,032
904,363	Hera SpA (Italy)	4,268
		16,755
OIL, GAS & CONSUMABLE FUELS—7.1%
21,681	Ampol Ltd. (Australia)	549
87,000	Bangchak Corp. PCL NVDR (Thailand)[2]	96
215,300	Baramulti Suksessarana Tbk. PT (Indonesia)	50
252,230	Beach Energy Ltd. (Australia)	214
12,500	Bonterra Energy Corp. (Canada)*	66
751,758	BP PLC ADR (United States)[2]	35,618
881,100	ENEOS Holdings, Inc. (Japan)	7,400
1,040,762	Eni SpA (Italy)	29,429
35,553	Hafnia Ltd. (Singapore)	316
30,585	HELLENiQ ENERGY Holdings SA (Greece)	353
507,155	Horizon Oil Ltd. (Australia)	86
368,400	Idemitsu Kosan Co. Ltd. (Japan)	3,152
49,300	Journey Energy, Inc. (Canada)*	209
31,176	Motor Oil Hellas Corinth Refineries SA (Greece)	1,392
12,800	Obsidian Energy Ltd. (Canada)*	183
19,320	OKEA ASA (Norway)*	82
337,631	ORLEN SA (Poland)	12,409
512,000	Petron Corp. (Philippines)	25
1,084,500	PTT Exploration & Production PCL NVDR (Thailand)[2]	5,149
304,954	Repsol SA (Spain)	8,191
200,640	Shell PLC (United States)	9,122
2,847,700	Star Petroleum Refining PCL NVDR (Thailand)[2]	644
75,100	Suncor Energy, Inc. (Canada)	5,146
574,100	Thai Oil PCL NVDR (Thailand)[2]	849
170,559	Viva Energy Group Ltd. (Australia)[1]	303
458,684	Whitehaven Coal Ltd. (Australia)	2,803
		123,836

COMMON STOCKS—Continued
Shares		Value
PERSONAL CARE PRODUCTS—0.0%
54,810	Applied Nutrition PLC (United Kingdom)*	$163
6,614,819	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT (Indonesia)	190
		353
PHARMACEUTICALS—12.7%
7,375	ALK-Abello AS (Denmark)	276
343,200	Astellas Pharma, Inc. (Japan)	4,864
96,637	AstraZeneca PLC (United Kingdom)	18,107
239,944	Bausch Health Cos., Inc. (Canada)*	1,376
461,500	Daiichi Sankyo Co. Ltd. (Japan)	7,497
252,500	Eisai Co. Ltd. (Japan)	7,558
49,614	Galderma Group AG (Switzerland)	10,409
569,670	GSK PLC ADR (United States)[2]	29,799
726	Ipsen SA (France)	142
31,700	Nippon Shinyaku Co. Ltd. (Japan)	972
321,705	Novartis AG (United States)	47,545
12,104	Novo Nordisk AS ADR (Denmark)[2]	511
163,400	Ono Pharmaceutical Co. Ltd. (Japan)	2,417
79	Orion OYJ Class A (Finland)	6
34,666	Orion OYJ Class B (Finland)	2,800
8,492	Richter Gedeon Nyrt (Hungary)	358
146,714	Roche Holding AG (United States)	59,786
166,204	Sandoz Group AG (Switzerland)	13,332
21,510	Sanofi SA (United States)	2,013
38,135	UCB SA (Belgium)*	10,384
383	Vetoquinol SA (France)	35
		220,187
PROFESSIONAL SERVICES—1.4%
4,400	JAC Recruitment Co. Ltd. (Japan)	24
38,823	Kanzhun Ltd. ADR (China)[2]	525
349,800	Recruit Holdings Co. Ltd. (Japan)	16,204
11,000	SIGMAXYZ Holdings, Inc. (Japan)	45
4,200	Space Co. Ltd. (Japan)	40
90,726	Wolters Kluwer NV (Netherlands)	7,081
		23,919
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
206,558	Aldar Properties PJSC (United Arab Emirates)	434
468,262	Emaar Development PJSC (United Arab Emirates)	1,860
487,158	Emaar Properties PJSC (United Arab Emirates)	1,569
116,681	Ever Reach Group Holdings Co. Ltd. (China)*	3
688,400	LBS Bina Group Bhd. (Malaysia)	82
978,000	Megaworld Corp. (Philippines)	33
1,077	Melcor Developments Ltd. (Canada)	15
460,000	Midland Holdings Ltd. (Hong Kong)*	168
12,963	Modern Land China Co. Ltd. (China)*	— [x]
8,276	Servcorp Ltd. (Australia)	39
		4,203
RETAIL REITS—0.3%
116,822	Klepierre SA (France)	4,733
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.2%
46,000	Advantest Corp. (Japan)	8,589
2,484	Anapass, Inc. (South Korea)	29
7,935	ARM Holdings PLC ADR (United States)*,2	1,669
605,960	ASE Technology Holding Co. Ltd. ADR (Taiwan)[2]	19,033
15,228	ASM International NV (Netherlands)	14,897
29,186	ASML Holding NV New York Registry Shares (Netherlands)	41,998
3,500	Aval Data Corp. (Japan)	66
7,797	BE Semiconductor Industries NV (Netherlands)	2,281
5,723	ChipMOS Technologies, Inc. ADR (Taiwan)[2]	261
22,100	Disco Corp. (Japan)	10,515
5,502	Global Standard Technology Co. Ltd. (South Korea)	184
6,393	Hansol Technics Co. Ltd. (South Korea)	36
301,959	Himax Technologies, Inc. ADR (Taiwan)[2]	3,548

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
2,900	Inter Action Corp. (Japan)	$34
5,000	Kioxia Holdings Corp. (Japan)*	1,210
21,427	LOT Vacuum Co. Ltd. (South Korea)*	231
6,543	NEPES Corp. (South Korea)*	144
3,734	Nova Ltd. (Israel)*	1,869
42,200	SCREEN Holdings Co. Ltd. (Japan)	2,798
1,400	Shindengen Electric Manufacturing Co. Ltd. (Japan)	30
18,455	Silicon Motion Technology Corp. ADR (Taiwan)[2]	4,038
15,446	SK Hynix, Inc. (South Korea)	13,774
1,300	SK-Electronics Co. Ltd. (Japan)	28
1,500	Taiwan Semiconductor Manufacturing Co. Ltd. BDR (Taiwan)[2]	74
6,000	Tazmo Co. Ltd. (Japan)	113
71,900	Tokyo Electron Ltd. (Japan)	21,188
7,250	Toptec Co. Ltd. (South Korea)	22
811,538	United Microelectronics Corp. ADR (Taiwan)[2]	10,599
2,819	WONIK IPS Co. Ltd. (South Korea)	228
3,612	Worldex Industry & Trading Co. Ltd. (South Korea)	81
8,400	Yamaichi Electronics Co. Ltd. (Japan)	560
		160,127
SOFTWARE—1.3%
9,600	Access Co. Ltd. (Japan)*	32
41,683	Accesso Technology Group PLC (United Kingdom)*	150
1,007	Alpha Systems, Inc. (Japan)	21
11,900	Appier Group, Inc. (Japan)	68
10,394	Asseco Poland SA (Poland)	524
1,360,000	BII Railway Transportation Technology Holdings Co. Ltd. (China)	53
41,251	Check Point Software Technologies Ltd. (Israel)*	4,640
35,200	Computer Modelling Group Ltd. (Canada)	105
10,600	Cybozu, Inc. (Japan)	141
8,779	Docebo, Inc. (Canada)*	168
145,761	dotdigital group PLC (United Kingdom)	93
7,600	Ebase Co. Ltd. (Japan)	19
166,500	Enghouse Systems Ltd. (Canada)	2,078
19,954	Exem Co. Ltd. (South Korea)	27
1,995	Fabasoft AG (Austria)	27
21,928	F-Secure OYJ (Finland)	45
8,500	I’ll, Inc. (Japan)	130
5,400	ISB Corp. (Japan)	74
12,500	Kinaxis, Inc. (Canada)*	1,291
11,356	Monday.com Ltd. (United States)*	748
51,400	m-up Holdings, Inc. (Japan)	238
20,700	Nice Ltd. ADR (Israel)*,2	2,112
9,100	Optim Corp. (Japan)*	25
4,100	PCA Corp. (Japan)	35
18,705	RADCOM Ltd. (Israel)*	299
5,300	Safie, Inc. (Japan)*	25
78,400	Sansan, Inc. (Japan)*	636
1,800	Soliton Systems KK (Japan)	21
12,971	TeamViewer SE (Germany)*,1	73
1,907	TECSYS, Inc. (Canada)	50
8,923	Temenos AG (Switzerland)	846
196,800	Trend Micro, Inc. (Japan)	6,850
15,600	WingArc1st, Inc. (Japan)	266
		21,910
SPECIALTY RETAIL—0.4%
1,622,495	Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	1,622
33,445	Avolta AG (Switzerland)	1,848
928,400	Bermaz Auto Bhd. (Malaysia)	221
254,500	EEKA Fashion Holdings Ltd. (China)	208
5,800	Fast Retailing Co. Ltd. (Japan)	2,730
6,562	Hallenstein Glasson Holdings Ltd. (New Zealand)	38
67,356	Kingfisher PLC (United Kingdom)	265
4,420	LOTTE Himart Co. Ltd. (South Korea)	24
24,100	Maruzen CHI Holdings Co. Ltd. (Japan)	53
6,986	Naturhouse Health SAU (Spain)	21

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
27,000	Petronas Dagangan Bhd. (Malaysia)	$138
113,982	Super Group Ltd. (South Africa)	109
		7,277
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.3%
33,300	Brother Industries Ltd. (Japan)	632
4,000	Buffalo, Inc. (Japan)	63
3,000	Elecom Co. Ltd. (Japan)	31
246,191	Logitech International SA (Switzerland)	24,302
541,400	Ricoh Co. Ltd. (Japan)	4,566
6,700	Riso Kagaku Corp. (Japan)	45
54,748	Samsung Electronics Co. Ltd. (South Korea)	8,244
170,400	Seiko Epson Corp. (Japan)	2,292
6,200	Toshiba TEC Corp. (Japan)	107
12,800	Wacom Co. Ltd. (Japan)	59
		40,341
TEXTILES, APPAREL & LUXURY GOODS—0.5%
78,000	China Lilang Ltd. (China)	38
91,000	Chow Sang Sang Holdings International Ltd. (Hong Kong)	137
156,100	Guararapes Confeccoes SA (Brazil)	302
2,612,000	Li Ning Co. Ltd. (China)	6,800
214,000	Nameson Holdings Ltd. (Hong Kong)	28
6,452	Nature Holdings Co. Ltd. (South Korea)	35
30,302	OVS SpA (Italy)[1]	180
121,200	Poh Kong Holdings Bhd. (Malaysia)	34
13,581	Safilo Group SpA (Italy)*	26
4,197	Swatch Group AG (Switzerland)	974
19,885	TK Chemical Corp. (South Korea)*	37
8,338	Xexymix Corp. (South Korea)	25
441,000	Xtep International Holdings Ltd. (China)	242
		8,858
TOBACCO—0.0%
936,580	Hanjaya Mandala Sampoerna Tbk. PT (Indonesia)	41
TRADING COMPANIES & DISTRIBUTORS—0.2%
47,600	KPP Group Holdings Co. Ltd. (Japan)	295
1,600	Nanyo Corp. (Japan)	15
152,987	New Times Corp. Ltd. (Hong Kong)*	1
900	Nice Corp. (Japan)	11
2,700	Onoken Co. Ltd. (Japan)	24
2,300	Parker Corp. (Japan)	20
30,300	Russel Metals, Inc. (Canada)	1,179
1,800	Shinsho Corp. (Japan)	27
24,400	Sojitz Corp. (Japan)	914
12,890	Speedy Hire PLC (United Kingdom)	4
6,400	Wajax Corp. (Canada)	159
		2,649
TRANSPORTATION INFRASTRUCTURE—0.0%
2,322	Aeroporto Guglielmo Marconi Di Bologna SpA (Italy)	25
127,500	Qinhuangdao Port Co. Ltd. Class H (China)	40
		65
WIRELESS TELECOMMUNICATION SERVICES—0.3%
814,200	Indosat Tbk. PT (Indonesia)	94
122,314	Tele2 AB Class B (Sweden)	2,508
277,693	Vodacom Group Ltd. (South Africa)	2,359
		4,961
TOTAL COMMON STOCKS (Cost $1,409,527)		1,688,144

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
EXCHANGE-TRADED FUNDS—1.0%
Shares		Value
(Cost $16,769)
CAPITAL MARKETS—1.0%
170,587	iShares MSCI EAFE ETF (United States)	$17,455

PREFERRED STOCKS—0.9%

CHEMICALS—0.0%
1,146	FUCHS SE (Germany)	54
HOUSEHOLD PRODUCTS—0.9%
218,685	Henkel AG & Co. KGaA (Germany)	15,913
MACHINERY—0.0%
454	KSB SE & Co. KGaA (Germany)	508
TOTAL PREFERRED STOCKS (Cost $18,400)		16,475

Short-Term Investments—0.9%

Shares		Value
(Cost $15,049)
15,049,091	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 3.670%)[4]	$15,049
TOTAL INVESTMENTS—99.8% (Cost $1,459,745)		1,737,123
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		3,050
TOTAL NET ASSETS—100%		$1,740,173

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$9,879	$—	$9,879
Europe	100,155	748,256	—	848,411
Latin America	6,264	7,048	—	13,312
Middle East/Central Asia	11,523	72,808	116	84,447
North America	121,224	121,965	—	243,189
Pacific Basin	41,273	447,611	22	488,906
Exchange-Traded Funds
North America	17,455	—	—	17,455
Preferred Stocks
Europe	—	16,475	—	16,475
Short-Term Investments
Investment Company-Securities Lending Investment Fund	15,049	—	—	15,049
Total Investments in Securities	$312,943	$1,424,042	$138	$1,737,123
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $15,048 or less than 1% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
3
All or a portion of this security was out on loan as of April 30, 2026.
4
Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Cedar Street Asset Management LLC
Value and Cost in Thousands

COMMON STOCKS—95.5%
Shares		Value
BANKS—1.5%
346,194	Kyushu Financial Group, Inc. (Japan)	$2,827
BEVERAGES—1.1%
1,274,823	C&C Group PLC (Ireland)	2,047
BUILDING PRODUCTS—2.4%
15,767	Bunka Shutter Co. Ltd. (Japan)	186
652,704	Genuit Group PLC (United Kingdom)	2,301
817,365	Reliance Worldwide Corp. Ltd. (Australia)	1,938
		4,425
CAPITAL MARKETS—3.6%
31,352	Onex Corp. (Canada)	2,642
936,199	TP ICAP Group PLC (United Kingdom)	4,023
		6,665
CHEMICALS—7.2%
127,122	Corbion NV (Netherlands)	2,841
204,046	Kansai Paint Co. Ltd. (Japan)	3,062
230,911	Osaka Soda Co. Ltd. (Japan)	2,765
160,076	Tosoh Corp. (Japan)	2,467
291,950	Victrex PLC (United Kingdom)	2,394
		13,529
COMMERCIAL SERVICES & SUPPLIES—2.7%
109,148	Daiseki Co. Ltd. (Japan)	2,923
57,811	ISS AS (Denmark)	2,121
		5,044
CONSTRUCTION & ENGINEERING—1.4%
106,797	Raito Kogyo Co. Ltd. (Japan)	2,602
CONSTRUCTION MATERIALS—1.4%
89,026	Wienerberger AG (Austria)	2,581
CONSUMER FINANCE—2.8%
264,823	AEON Financial Service Co. Ltd. (Japan)	2,634
21,740	Cembra Money Bank AG (Switzerland)	2,657
		5,291
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.8%
162,275	San-A Co. Ltd. (Japan)	3,408
CONTAINERS & PACKAGING—5.0%
176,511	Fuji Seal International, Inc. (Japan)	2,790
92,896	Huhtamaki OYJ (Finland)	2,973
218,590	SIG Group AG (Switzerland)*	3,542
		9,305
DISTRIBUTORS—3.4%
274,434	Inchcape PLC (United Kingdom)	3,096
110,401	PALTAC Corp. (Japan)	3,261
		6,357
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.0%
116,910	Anritsu Corp. (Japan)	3,060
231,503	Hamamatsu Photonics KK (Japan)	2,984
47,721	Landis & Gyr Group AG (Switzerland)	3,206
154,203	Optex Group Co. Ltd. (Japan)	2,868
230,878	Venture Corp. Ltd. (Singapore)	2,947
		15,065
FOOD PRODUCTS—7.0%
82,936	Ariake Japan Co. Ltd. (Japan)	2,874
41,433	Aryzta AG (Switzerland)*	3,316

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
171,895	Glanbia PLC (Ireland)	$3,993
588,509	Tate & Lyle PLC (United Kingdom)	2,937
		13,120
GAS UTILITIES—1.6%
72,193	Rubis SCA (France)	2,975
GROUND TRANSPORTATION—1.8%
620,742	Zigup PLC (United Kingdom)	3,397
HEALTH CARE EQUIPMENT & SUPPLIES—6.3%
133,345	Ansell Ltd. (Australia)	2,558
1,012,506	Arjo AB Class B (Sweden)	2,673
200,905	Nakanishi, Inc. (Japan)	3,549
328,352	Nihon Kohden Corp. (Japan)	3,058
		11,838
HEALTH CARE PROVIDERS & SERVICES—3.3%
116,790	Fagron (Belgium)	3,295
201,170	Sonic Healthcare Ltd. (Australia)	2,878
		6,173
INSURANCE—2.7%
31,251	ASR Nederland NV (Netherlands)	2,374
145,330	Coface SA (France)	2,695
		5,069
IT SERVICES—1.6%
138,024	Tieto OYJ (Finland)	3,084
LEISURE PRODUCTS—1.3%
162,891	Spin Master Corp. (Canada)[1]	2,475
MACHINERY—8.1%
80,006	Aalberts NV (Netherlands)	3,039
43,133	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	3,247
98,401	Hoshizaki Corp. (Japan)	3,200
111,886	METAWATER Co. Ltd. (Japan)	2,420
931,083	Morgan Advanced Materials PLC (United Kingdom)	2,769
27,981	Norma Group SE (Germany)	482
		15,157
MARINE TRANSPORTATION—2.1%
58,610	Clarkson PLC (United Kingdom)	3,854
MEDIA—2.8%
142,220	JCDecaux SE (France)	3,164
53,173	RTL Group SA (Luxembourg)[2]	2,043
		5,207
METALS & MINING—3.3%
60,120	Aperam SA (Luxembourg)	3,216
60,326	Bekaert SA (Belgium)	2,979
		6,195
PROFESSIONAL SERVICES—0.3%
1,154,194	Hays PLC (United Kingdom)	523
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
186,353	TAG Immobilien AG (Germany)	3,250
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
144,630	ASMPT Ltd. (Hong Kong)	3,030

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—1.6%
239,506	Computer Engineering & Consulting Ltd. (Japan)	$2,966
TEXTILES, APPAREL & LUXURY GOODS—2.7%
2,800,560	Coats Group PLC (United Kingdom)	3,176
1,042,889	Samsonite Group SA (Hong Kong)[1]	1,910
		5,086
TRADING COMPANIES & DISTRIBUTORS—3.4%
306,108	BOC Aviation Ltd. (China)[1]	3,143
387,513	RS Group PLC (United Kingdom)	3,183
		6,326
TOTAL COMMON STOCKS (Cost $150,518)		178,871

Short-Term Investments—1.3%

Shares		Value
(Cost $2,423)
2,423,069	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 3.670%)[3]	$2,423
TOTAL INVESTMENTS—96.8% (Cost $152,941)		181,294
CASH AND OTHER ASSETS, LESS LIABILITIES—3.2%		6,058
TOTAL NET ASSETS—100%		$187,352

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$99,446	$—	$99,446
North America	5,117	—	—	5,117
Pacific Basin	186	74,122	—	74,308
Short-Term Investments
Investment Company-Securities Lending Investment Fund	2,423	—	—	2,423
Total Investments in Securities	$7,726	$173,568	$—	$181,294
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $7,528 or 4% of net assets.
2
All or a portion of this security was out on loan as of April 30, 2026.
3
Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Aristotle Capital Management, LLC
Value and Cost in Thousands

COMMON STOCKS—99.3%
Shares		Value
AEROSPACE & DEFENSE—2.3%
67,900	General Dynamics Corp.	$23,378
BANKS—10.7%
114,900	Cullen/Frost Bankers, Inc.	16,652
1,390,900	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	24,967
100,500	PNC Financial Services Group, Inc.	22,412
453,800	U.S. Bancorp	25,712
260,900	Wells Fargo & Co.	21,454
		111,197
BEVERAGES—2.2%
294,800	Coca-Cola Co.	23,218
BIOTECHNOLOGY—2.5%
75,800	Amgen, Inc.	26,246
CAPITAL MARKETS—4.1%
55,700	Ameriprise Financial, Inc.	26,446
130,100	Blackstone, Inc.	16,338
		42,784
CHEMICALS—9.7%
65,500	Air Products & Chemicals, Inc.	19,653
464,000	Corteva, Inc.	37,589
94,100	Ecolab, Inc.	24,522
182,300	RPM International, Inc.	18,575
		100,339
COMMUNICATIONS EQUIPMENT—2.5%
59,400	Motorola Solutions, Inc.	26,078
CONSTRUCTION MATERIALS—2.8%
46,900	Martin Marietta Materials, Inc.	29,034
CONSUMER FINANCE—3.1%
167,100	Capital One Financial Corp.	31,966
DIVERSIFIED TELECOMMUNICATION SERVICES—2.3%
490,500	Verizon Communications, Inc.	23,559
ELECTRIC UTILITIES—2.2%
278,800	Xcel Energy, Inc.	23,126
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
39,300	Teledyne Technologies, Inc. *	25,382
FOOD PRODUCTS—1.6%
328,300	McCormick & Co., Inc.	16,691
GAS UTILITIES—2.2%
121,400	Atmos Energy Corp.	23,064
GROUND TRANSPORTATION—1.9%
257,400	Uber Technologies, Inc. *	19,205
HEALTH CARE EQUIPMENT & SUPPLIES—4.8%
220,700	Alcon AG	16,524
238,167	Edwards Lifesciences Corp. *	19,887
167,700	Medtronic PLC	13,578
		49,989

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—4.0%
201,200	Lennar Corp. Class A	$18,168
7,126	Lennar Corp. Class B	630
1,131,000	Sony Group Corp. ADR (Japan)[1]	22,722
		41,520
HOUSEHOLD PRODUCTS—1.6%
115,600	Procter & Gamble Co.	17,004
INSURANCE—1.9%
268,100	American International Group, Inc.	20,054
INTERACTIVE MEDIA & SERVICES—4.6%
124,500	Alphabet, Inc. Class C	47,551
MACHINERY—6.4%
119,000	Oshkosh Corp.	18,600
52,600	Parker-Hannifin Corp.	47,835
		66,435
OIL, GAS & CONSUMABLE FUELS—4.6%
113,800	Chevron Corp.	21,999
280,800	TotalEnergies SE (France)	26,033
		48,032
PHARMACEUTICALS—1.8%
170,600	Merck & Co., Inc.	18,626
RESIDENTIAL REITS—1.4%
221,000	Equity LifeStyle Properties, Inc.	13,987
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.1%
273,400	Microchip Technology, Inc.	25,402
152,300	QUALCOMM, Inc.	27,350
		52,752
SOFTWARE—6.9%
56,600	Adobe, Inc. *	13,929
85,100	Microsoft Corp.	34,702
47,100	Synopsys, Inc. *	22,731
		71,362
SPECIALTY RETAIL—1.8%
79,300	Lowe’s Cos., Inc.	18,936
WATER UTILITIES—1.8%
147,900	American Water Works Co., Inc.	18,993
TOTAL COMMON STOCKS (Cost $605,182)		1,030,508
TOTAL INVESTMENTS—99.3% (Cost $605,182)		1,030,508
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		6,749
TOTAL NET ASSETS—100%		$1,037,257

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—96.1%
Shares		Value
AEROSPACE & DEFENSE—6.8%
8,274	General Dynamics Corp.	$2,849
50,482	Hexcel Corp.	4,739
18,183	Woodward, Inc.	6,600
		14,188
AIR FREIGHT & LOGISTICS—1.7%
19,678	CH Robinson Worldwide, Inc.	3,578
BANKS—3.3%
26,979	East West Bancorp, Inc.	3,412
22,425	Wintrust Financial Corp.	3,377
		6,789
BUILDING PRODUCTS—2.0%
56,671	Masco Corp.	4,070
CAPITAL MARKETS—6.2%
16,271	Houlihan Lokey, Inc.	2,518
19,921	Intercontinental Exchange, Inc.	3,149
22,494	Raymond James Financial, Inc.	3,561
47,075	Stifel Financial Corp.	3,710
		12,938
CHEMICALS—4.8%
25,345	Albemarle Corp.	4,985
25,102	Eastman Chemical Co.	1,835
49,717	Scotts Miracle-Gro Co.	3,117
		9,937
COMMERCIAL SERVICES & SUPPLIES—1.9%
18,531	Republic Services, Inc.	3,877
CONSTRUCTION & ENGINEERING—1.9%
4,485	EMCOR Group, Inc.	3,999
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.0%
29,135	Sysco Corp.	2,177
CONTAINERS & PACKAGING—1.2%
11,890	Packaging Corp. of America	2,538
ELECTRICAL EQUIPMENT—3.5%
67,588	Sensata Technologies Holding PLC	2,814
13,802	Vertiv Holdings Co. Class A	4,534
		7,348
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.5%
21,625	Arrow Electronics, Inc. *	4,062
20,756	Keysight Technologies, Inc. *	7,263
		11,325
ENERGY EQUIPMENT & SERVICES—1.9%
41,338	Helmerich & Payne, Inc.	1,669
38,626	SLB Ltd.	2,197
		3,866
FINANCIAL SERVICES—0.8%
24,267	Global Payments, Inc.	1,746
GROUND TRANSPORTATION—1.7%
79,861	CSX Corp.	3,628
HEALTH CARE PROVIDERS & SERVICES—4.5%
10,465	Cencora, Inc.	3,224
58,061	Centene Corp. *	3,117

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
11,473	Labcorp Holdings, Inc.	$2,946
		9,287
HOTELS, RESTAURANTS & LEISURE—1.7%
17,314	Darden Restaurants, Inc.	3,473
HOUSEHOLD DURABLES—1.5%
20,443	DR Horton, Inc.	3,145
INDUSTRIAL REITS—0.7%
114,350	Americold Realty Trust, Inc.	1,399
INSURANCE—4.7%
8,726	Progressive Corp.	1,757
19,296	Reinsurance Group of America, Inc.	4,080
12,585	RenaissanceRe Holdings Ltd. (Bermuda)	3,863
		9,700
IT SERVICES—3.4%
30,769	Akamai Technologies, Inc. *	3,169
26,527	Twilio, Inc. Class A*	3,927
		7,096
LIFE SCIENCES TOOLS & SERVICES—4.9%
21,138	Agilent Technologies, Inc.	2,443
7,683	Bio-Rad Laboratories, Inc. Class A*	2,152
20,512	IQVIA Holdings, Inc. *	3,248
67,518	Qiagen NV	2,335
		10,178
MACHINERY—6.6%
8,796	Cummins, Inc.	5,902
17,661	Dover Corp.	3,999
10,013	Snap-on, Inc.	3,839
		13,740
MULTI-UTILITIES—1.7%
29,587	WEC Energy Group, Inc.	3,490
OFFICE REITS—1.0%
36,436	BXP, Inc.	2,130
OIL, GAS & CONSUMABLE FUELS—2.3%
95,889	Coterra Energy, Inc.	3,443
34,385	Murphy Oil Corp.	1,436
		4,879
PROFESSIONAL SERVICES—0.8%
10,708	Broadridge Financial Solutions, Inc.	1,649
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.3%
33,203	CBRE Group, Inc. Class A*	4,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.2%
9,769	Applied Materials, Inc.	3,854
43,285	Entegris, Inc.	6,119
40,330	Skyworks Solutions, Inc.	2,830
		12,803
SOFTWARE—1.8%
7,648	Synopsys, Inc. *	3,691
SPECIALIZED REITS—1.1%
9,943	SBA Communications Corp.	2,199

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—5.1%
19,156	Ross Stores, Inc.	$4,364
17,801	TJX Cos., Inc.	2,790
6,432	Ulta Beauty, Inc. *	3,457
		10,611
TRADING COMPANIES & DISTRIBUTORS—1.6%
16,897	GATX Corp.	3,310
TOTAL COMMON STOCKS (Cost $141,196)		199,523
TOTAL INVESTMENTS—96.1% (Cost $141,196)		199,523
CASH AND OTHER ASSETS, LESS LIABILITIES—3.9%		8,123
TOTAL NET ASSETS—100%		$207,646

FAIR VALUE MEASUREMENTS
All Investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: LSV Asset Management
Value and Cost in Thousands

COMMON STOCKS—98.3%
Shares		Value
AEROSPACE & DEFENSE—1.9%
6,400	Huntington Ingalls Industries, Inc.	$2,332
61,100	Textron, Inc.	5,863
		8,195
AIR FREIGHT & LOGISTICS—0.7%
7,800	FedEx Corp.	3,146
AUTOMOBILE COMPONENTS—2.0%
49,100	BorgWarner, Inc.	2,797
103,600	Garrett Motion, Inc. (Switzerland)	2,653
13,700	Lear Corp.	1,742
15,700	Phinia, Inc.	1,133
		8,325
AUTOMOBILES—1.5%
60,400	General Motors Co.	4,644
78,300	Harley-Davidson, Inc.	1,871
		6,515
BANKS—4.6%
40,470	Bank of NT Butterfield & Son Ltd. (Bermuda)	2,244
83,200	Citizens Financial Group, Inc.	5,412
175,900	First Horizon Corp.	4,391
15,900	Popular, Inc. (Puerto Rico)	2,390
86,800	Regions Financial Corp.	2,478
45,500	Zions Bancorp NA	2,886
		19,801
BEVERAGES—0.7%
73,000	Molson Coors Beverage Co. Class B	3,120
BIOTECHNOLOGY—4.1%
11,500	Biogen, Inc. *	2,177
21,400	BioMarin Pharmaceutical, Inc. *	1,154
78,000	Exelixis, Inc. *	3,468
32,500	Halozyme Therapeutics, Inc. *	2,069
44,400	Incyte Corp. *	4,230
2,500	Regeneron Pharmaceuticals, Inc.	1,767
4,300	United Therapeutics Corp. *	2,457
		17,322
BROADLINE RETAIL—1.6%
49,900	eBay, Inc.	5,164
82,300	Macy’s, Inc.	1,609
		6,773
BUILDING PRODUCTS—0.4%
13,500	Owens Corning	1,665
CAPITAL MARKETS—4.5%
5,300	Affiliated Managers Group, Inc.	1,562
8,000	Ameriprise Financial, Inc.	3,798
20,400	Bank of New York Mellon Corp.	2,741
57,400	Federated Hermes, Inc.	3,334
50,600	State Street Corp.	7,734
		19,169
CHEMICALS—2.2%
28,000	CF Industries Holdings, Inc.	3,478
19,500	Eastman Chemical Co.	1,425
43,600	Koppers Holdings, Inc.	1,780
4,200	NewMarket Corp.	2,838
7,390	Orion SA (Germany)	55
		9,576

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—1.2%
33,500	ABM Industries, Inc.	$1,367
18,200	Brink’s Co.	1,943
112,600	Pitney Bowes, Inc.	1,740
		5,050
COMMUNICATIONS EQUIPMENT—0.4%
46,907	NetScout Systems, Inc. *	1,581
CONSUMER FINANCE—2.0%
88,200	Ally Financial, Inc.	3,915
29,200	PROG Holdings, Inc.	1,046
46,400	Synchrony Financial	3,536
		8,497
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.2%
95,300	Albertsons Cos., Inc. Class A	1,606
79,200	Kroger Co.	5,391
58,700	Maplebear, Inc. *	2,486
		9,483
CONTAINERS & PACKAGING—1.6%
23,400	Ball Corp.	1,429
27,600	Crown Holdings, Inc.	2,713
54,200	Sonoco Products Co.	2,708
		6,850
DIVERSIFIED CONSUMER SERVICES—0.7%
285,800	ADT, Inc.	2,152
29,400	H&R Block, Inc.	933
		3,085
DIVERSIFIED REITS—0.7%
62,318	American Assets Trust, Inc.	1,292
77,200	Broadstone Net Lease, Inc.	1,529
		2,821
ELECTRIC UTILITIES—1.6%
35,300	Edison International	2,453
31,600	Eversource Energy	2,234
23,100	Otter Tail Corp.	2,061
		6,748
ELECTRICAL EQUIPMENT—1.4%
30,050	Atkore, Inc.	2,348
17,400	EnerSys	3,711
		6,059
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.2%
23,300	Arrow Electronics, Inc. *	4,376
24,200	Avnet, Inc.	1,997
7,900	Jabil, Inc.	2,666
19,300	TD SYNNEX Corp.	4,404
		13,443
ENERGY EQUIPMENT & SERVICES—1.0%
99,400	Halliburton Co.	4,205
FINANCIAL SERVICES—2.8%
51,588	Banco Latinoamericano de Comercio Exterior SA (Panama)	2,756
79,000	Corebridge Financial, Inc.	2,176
105,300	MGIC Investment Corp.	2,788
77,000	Radian Group, Inc.	2,759
169,700	Western Union Co.	1,543
		12,022

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—3.7%
17,900	Archer-Daniels-Midland Co.	$1,334
25,000	Campbell’s Co.	520
89,500	Conagra Brands, Inc.	1,284
36,900	Fresh Del Monte Produce, Inc.	1,546
53,900	General Mills, Inc.	1,903
23,800	Ingredion, Inc.	2,659
11,400	J.M. Smucker Co.	1,118
84,600	Kraft Heinz Co.	1,917
81,900	Simply Good Foods Co. *	1,095
97,030	Smithfield Foods, Inc.	2,550
		15,926
GAS UTILITIES—1.4%
33,400	National Fuel Gas Co.	2,818
92,700	UGI Corp.	3,346
		6,164
GROUND TRANSPORTATION—1.6%
112,300	Lyft, Inc. Class A*	1,589
20,000	Ryder System, Inc.	5,075
		6,664
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
8,800	Align Technology, Inc. *	1,549
51,500	Baxter International, Inc.	905
		2,454
HEALTH CARE PROVIDERS & SERVICES—1.8%
24,900	Centene Corp. *	1,337
17,000	DaVita, Inc. *	2,637
9,800	Tenet Healthcare Corp. *	1,736
10,800	Universal Health Services, Inc. Class B	1,817
		7,527
HEALTH CARE REITS—1.0%
75,000	Healthpeak Properties, Inc.	1,213
30,000	Omega Healthcare Investors, Inc.	1,409
72,300	Sabra Health Care REIT, Inc.	1,494
		4,116
HOTEL & RESORT REITS—0.8%
121,000	Host Hotels & Resorts, Inc.	2,557
65,800	Park Hotels & Resorts, Inc.	754
		3,311
HOTELS, RESTAURANTS & LEISURE—1.1%
77,800	Bloomin' Brands, Inc.	475
11,500	Expedia Group, Inc.	2,856
31,100	MGM Resorts International *	1,211
		4,542
HOUSEHOLD DURABLES—2.5%
16,100	KB Home	853
41,100	PulteGroup, Inc.	5,029
34,500	Toll Brothers, Inc.	4,904
		10,786
HOUSEHOLD PRODUCTS—0.4%
30,800	Central Garden & Pet Co. Class A*	1,034
40,600	Energizer Holdings, Inc.	795
		1,829
INDUSTRIAL REITS—0.2%
13,100	Innovative Industrial Properties, Inc.	711

COMMON STOCKS—Continued
Shares		Value
INSURANCE—5.5%
19,500	Allstate Corp.	$4,237
45,280	American International Group, Inc.	3,387
45,100	CNO Financial Group, Inc.	2,005
90,900	Fidelis Insurance Holdings Ltd. (United Kingdom)	1,921
29,500	Hartford Insurance Group, Inc.	4,036
25,800	Lincoln National Corp.	975
93,100	Old Republic International Corp.	3,719
37,000	Unum Group	2,974
		23,254
INTERACTIVE MEDIA & SERVICES—1.1%
158,300	Angi, Inc. *	1,162
50,000	Match Group, Inc.	1,871
55,100	Yelp, Inc. *	1,521
		4,554
IT SERVICES—0.5%
23,200	Amdocs Ltd.	1,500
73,300	DXC Technology Co. *	830
		2,330
LEISURE PRODUCTS—0.2%
64,100	Mattel, Inc. *	967
MACHINERY—4.4%
10,200	AGCO Corp.	1,234
41,900	Allison Transmission Holdings, Inc.	5,629
148,900	CNH Industrial NV	1,595
3,500	Cummins, Inc.	2,349
46,500	Gates Industrial Corp. PLC *	1,191
22,200	Mueller Industries, Inc.	3,007
22,600	Oshkosh Corp.	3,532
		18,537
MEDIA—1.8%
76,800	Fox Corp. Class A	4,876
7,800	Nexstar Media Group, Inc.	1,623
42,600	Sirius XM Holdings, Inc.	1,148
		7,647
METALS & MINING—0.4%
22,600	Commercial Metals Co.	1,558
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
53,000	Annaly Capital Management, Inc.	1,214
OFFICE REITS—1.1%
99,400	Brandywine Realty Trust	301
78,500	Cousins Properties, Inc.	2,010
57,700	Highwoods Properties, Inc.	1,403
138,248	Piedmont Realty Trust, Inc. *	1,156
		4,870
OIL, GAS & CONSUMABLE FUELS—7.3%
91,300	APA Corp.	3,719
5,700	Chord Energy Corp.	830
65,000	Devon Energy Corp.	3,339
132,800	DHT Holdings, Inc.	2,454
51,000	HF Sinclair Corp.	3,428
14,100	Marathon Petroleum Corp.	3,501
63,900	Matador Resources Co.	4,054
111,600	Navigator Holdings Ltd.	2,433
8,300	Phillips 66	1,487
25,900	Scorpio Tankers, Inc. (Monaco)	2,106
10,700	Valero Energy Corp.	2,702
35,900	World Kinect Corp.	968
		31,021

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PAPER & FOREST PRODUCTS—0.2%
20,900	Sylvamo Corp.	$893
PASSENGER AIRLINES—1.4%
43,300	Delta Air Lines, Inc.	2,944
31,500	United Airlines Holdings, Inc. *	2,835
		5,779
PERSONAL CARE PRODUCTS—0.4%
115,300	Herbalife Ltd. *	1,914
PHARMACEUTICALS—2.6%
53,300	Harmony Biosciences Holdings, Inc. *	1,666
29,400	Jazz Pharmaceuticals PLC *	5,969
104,900	Organon & Co.	1,390
142,800	Viatris, Inc.	2,133
		11,158
PROFESSIONAL SERVICES—1.2%
750	CSG Systems International, Inc.	60
29,900	Genpact Ltd.	1,039
27,500	ManpowerGroup, Inc.	833
14,760	Science Applications International Corp.	1,428
15,800	SS&C Technologies Holdings, Inc.	1,095
65,200	Upwork, Inc. *	675
		5,130
RETAIL REITS—0.9%
39,100	Brixmor Property Group, Inc.	1,177
99,100	Kite Realty Group Trust	2,592
		3,769
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
22,300	Amkor Technology, Inc.	1,555
24,000	Cirrus Logic, Inc. *	3,914
52,550	Photronics, Inc. *	2,600
		8,069
SOFTWARE—2.8%
108,800	Dropbox, Inc. Class A*	2,643

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
81,100	Gen Digital, Inc.	$1,564
38,300	LiveRamp Holdings, Inc. *	1,120
52,000	RingCentral, Inc. Class A	2,091
79,600	Teradata Corp. *	2,098
27,000	Zoom Communications, Inc. *	2,623
		12,139
SPECIALIZED REITS—0.6%
42,800	EPR Properties	2,389
SPECIALTY RETAIL—2.0%
7,200	AutoNation, Inc. *	1,529
16,400	Best Buy Co., Inc.	992
75,800	Gap, Inc.	1,864
2,600	Group 1 Automotive, Inc.	928
11,200	Penske Automotive Group, Inc.	1,921
13,900	Signet Jewelers Ltd.	1,237
		8,471
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.1%
104,600	Hewlett Packard Enterprise Co.	3,009
147,900	HP, Inc.	3,085
6,300	Sandisk Corp. *	6,908
		13,002
TEXTILES, APPAREL & LUXURY GOODS—0.5%
28,100	G-III Apparel Group Ltd.	877
12,350	PVH Corp.	1,129
		2,006
TOTAL COMMON STOCKS (Cost $313,280)		418,152
TOTAL INVESTMENTS—98.3% (Cost $313,280)		418,152
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		7,308
TOTAL NET ASSETS—100%		$425,460

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.
Value and Cost in Thousands

COMMON STOCKS—97.0%
Shares		Value
AEROSPACE & DEFENSE—5.4%
425,195	FTAI Aviation Ltd.	$106,159
496,383	Karman Holdings, Inc. *	33,744
		139,903
AUTOMOBILE COMPONENTS—0.7%
153,527	Dorman Products, Inc. *	17,273
BANKS—2.5%
275,145	East West Bancorp, Inc.	34,797
200,655	Wintrust Financial Corp.	30,213
		65,010
BEVERAGES—2.4%
773,400	Celsius Holdings, Inc. *	25,963
528,638	Vita Coco Co., Inc. *	34,885
		60,848
BIOTECHNOLOGY—14.4%
287,800	Abivax SA ADR (France)*,1	33,782
499,143	Ascendis Pharma AS (Denmark)*	114,493
154,150	Celcuity, Inc. *	18,706
1,030,811	Legend Biotech Corp. ADR*,1	24,245
43,301	Madrigal Pharmaceuticals, Inc. *	22,403
474,913	Newamsterdam Pharma Co. NV (Netherlands)*	13,563
235,050	Nuvalent, Inc. Class A*	23,571
110,638	Oruka Therapeutics, Inc. *	7,569
943,720	Relay Therapeutics, Inc. *	12,231
437,490	Rhythm Pharmaceuticals, Inc. *	35,594
824,015	Vaxcyte, Inc. *	47,167
345,004	Xenon Pharmaceuticals, Inc. (Canada)*	19,334
		372,658
BROADLINE RETAIL—0.3%
533,505	Pattern Group, Inc. Class A*	7,186
CAPITAL MARKETS—3.8%
167,506	Hamilton Lane, Inc. Class A	15,409
227,853	Houlihan Lokey, Inc.	35,260
404,612	Miami International Holdings, Inc. *	18,810
543,873	StepStone Group, Inc. Class A	28,771
		98,250
CHEMICALS—1.0%
721,631	Avient Corp.	26,758
COMMERCIAL SERVICES & SUPPLIES—1.1%
361,840	Casella Waste Systems, Inc. Class A*	28,676
COMMUNICATIONS EQUIPMENT—1.0%
623,619	Calix, Inc. *	27,165
CONSTRUCTION & ENGINEERING—12.2%
841,120	API Group Corp. *	38,456
66,822	Comfort Systems USA, Inc.	122,969
136,440	Everus Construction Group, Inc. *	20,115
856,265	Legence Corp. Class A*	74,461
332,879	Primoris Services Corp.	60,301
		316,302
CONSUMER FINANCE—2.2%
188,626	FirstCash Holdings, Inc.	41,162
974,771	LendingClub Corp. *	16,639
		57,801

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—7.6%
301,162	Bloom Energy Corp. Class A*	$85,337
516,785	Nextpower, Inc. Class A*	61,565
119,042	Regal Rexnord Corp.	25,598
597,742	Sensata Technologies Holding PLC	24,890
		197,390
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.8%
78,139	Fabrinet (Thailand)*	53,406
174,640	Plexus Corp. *	43,761
		97,167
ENERGY EQUIPMENT & SERVICES—1.1%
379,570	TechnipFMC PLC (United Kingdom)	28,684
ENTERTAINMENT—1.9%
1,263,932	IMAX Corp. *	48,055
GROUND TRANSPORTATION—1.1%
64,243	Saia, Inc. *	28,834
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
127,412	Glaukos Corp. *	18,305
68,878	Masimo Corp. *	12,290
		30,595
HEALTH CARE PROVIDERS & SERVICES—3.5%
225,423	GeneDx Holdings Corp. *	14,177
344,290	Guardant Health, Inc. *	29,981
327,267	HealthEquity, Inc. *	26,846
343,933	RadNet, Inc. *	19,449
		90,453
HOTELS, RESTAURANTS & LEISURE—3.4%
470,460	Dutch Bros, Inc. Class A*	27,056
1,469,287	Life Time Group Holdings, Inc. *	39,392
137,220	Wingstop, Inc.	22,512
		88,960
HOUSEHOLD DURABLES—0.9%
49,896	TopBuild Corp. *	22,089
INSURANCE—1.4%
303,924	Palomar Holdings, Inc. *	36,586
IT SERVICES—0.3%
246,690	Applied Digital Corp. *	8,449
LIFE SCIENCES TOOLS & SERVICES—0.6%
1,173,470	Adaptive Biotechnologies Corp. *	16,546
MACHINERY—2.6%
242,174	ITT, Inc.	51,908
68,610	SPX Technologies, Inc. *	15,019
		66,927
METALS & MINING—0.4%
606,780	Coeur Mining, Inc. *	10,904
OIL, GAS & CONSUMABLE FUELS—1.2%
932,000	Permian Resources Corp. Class A	20,150
729,740	Uranium Energy Corp. *	10,866
		31,016
PROFESSIONAL SERVICES—0.9%
658,460	Planet Labs PBC *	24,343

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.9%
371,022	Credo Technology Group Holding Ltd. *	$64,562
225,074	Lattice Semiconductor Corp. *	27,522
139,888	MKS, Inc.	39,693
89,517	Onto Innovation, Inc. *	26,413
177,310	Rambus, Inc. *	20,410
302,051	Semtech Corp. *	31,730
86,950	Silicon Motion Technology Corp. ADR (Taiwan)[1]	19,023
		229,353
SOFTWARE—5.1%
1,232,186	Braze, Inc. Class A*	27,145
174,376	Descartes Systems Group, Inc. (Canada)*	12,574
986,794	Dynatrace, Inc. *	35,732
229,880	Guidewire Software, Inc. *	31,813
441,678	Procore Technologies, Inc. *	24,990
		132,254

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.1%
648,658	IonQ, Inc. *	$29,268
TEXTILES, APPAREL & LUXURY GOODS—1.4%
907,054	Birkenstock Holding PLC (Germany)*	35,139
TRADING COMPANIES & DISTRIBUTORS—1.6%
132,937	Applied Industrial Technologies, Inc.	40,646
TOTAL COMMON STOCKS (Cost $1,822,479)		2,511,488
TOTAL INVESTMENTS—97.0% (Cost $1,822,479)		2,511,488
CASH AND OTHER ASSETS, LESS LIABILITIES—3.0%		77,125
TOTAL NET ASSETS—100%		$2,588,613

FAIR VALUE MEASUREMENTS
All Investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—7.0%
506,625	AAR Corp. *	$55,916
589,671	Hexcel Corp.	55,352
220,762	Moog, Inc. Class A	66,518
		177,786
BANKS—13.6%
901,408	Atlantic Union Bankshares Corp.	33,938
549,609	Enterprise Financial Services Corp.	31,778
840,479	First Merchants Corp.	33,989
243,297	Northeast Bank	30,254
451,539	Southstate Bank Corp.	44,102
963,171	Trustmark Corp.	42,736
333,020	UMB Financial Corp.	42,017
995,722	United Bankshares, Inc.	43,623
1,276,994	United Community Banks, Inc.	42,562
		344,999
CAPITAL MARKETS—3.8%
364,319	Houlihan Lokey, Inc.	56,378
519,562	Stifel Financial Corp.	40,947
		97,325
CHEMICALS—3.0%
433,594	Cabot Corp.	33,369
660,198	Scotts Miracle-Gro Co.	41,395
		74,764
COMMERCIAL SERVICES & SUPPLIES—1.3%
426,500	Casella Waste Systems, Inc. Class A*	33,800
CONSTRUCTION & ENGINEERING—2.1%
365,154	Everus Construction Group, Inc. *	53,835
CONSUMER FINANCE—2.8%
318,832	FirstCash Holdings, Inc.	69,576
ELECTRICAL EQUIPMENT—2.7%
320,918	EnerSys	68,439
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—12.8%
255,817	Advanced Energy Industries, Inc.	98,211
648,513	Benchmark Electronics, Inc.	53,210
652,269	CTS Corp.	37,244
1,223,995	Daktronics, Inc. *	24,064
123,527	Littelfuse, Inc.	49,926
247,888	Plexus Corp. *	62,116
		324,771
ENERGY EQUIPMENT & SERVICES—7.0%
852,999	Archrock, Inc.	33,054
1,153,468	Core Laboratories, Inc.	16,898
2,405,840	Expro Group Holdings NV *	43,810
738,654	Helmerich & Payne, Inc.	29,827
1,414,292	Oceaneering International, Inc. *	53,093
		176,682
FOOD PRODUCTS—2.6%
1,029,107	Darling Ingredients, Inc. *	66,100
GAS UTILITIES—1.5%
438,602	ONE Gas, Inc.	39,132
GROUND TRANSPORTATION—2.2%
216,589	Ryder System, Inc.	54,964

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
400,209	CONMED Corp.	$14,672
379,760	Integer Holdings Corp. *	33,612
		48,284
HOTEL & RESORT REITS—0.5%
888,888	Pebblebrook Hotel Trust	12,489
HOTELS, RESTAURANTS & LEISURE—2.6%
784,559	Cheesecake Factory, Inc.	49,325
9,352,519	Sabre Corp. *	17,115
		66,440
HOUSEHOLD DURABLES—1.2%
465,310	Meritage Homes Corp.	31,334
INDUSTRIAL REITS—1.3%
851,747	STAG Industrial, Inc.	32,860
INSURANCE—2.3%
393,532	Horace Mann Educators Corp.	17,882
193,636	Reinsurance Group of America, Inc.	40,946
		58,828
MACHINERY—8.4%
331,768	Albany International Corp. Class A	19,256
933,959	Flowserve Corp.	68,777
387,689	Franklin Electric Co., Inc.	38,842
243,714	SPX Technologies, Inc. *	53,351
290,871	Timken Co.	32,255
		212,481
OFFICE REITS—0.8%
608,450	COPT Defense Properties	19,014
PROFESSIONAL SERVICES—2.0%
645,592	Parsons Corp. *	32,544
381,429	TriNet Group, Inc.	17,462
		50,006
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.3%
1,289,931	Amkor Technology, Inc.	89,973
381,012	Diodes, Inc. *	40,826
146,897	Entegris, Inc.	20,768
802,503	FormFactor, Inc. *	109,084
		260,651
SOFTWARE—1.1%
1,096,295	Box, Inc. Class A*	26,530
SPECIALIZED REITS—0.9%
906,833	Four Corners Property Trust, Inc.	23,188
TEXTILES, APPAREL & LUXURY GOODS—0.9%
1,319,978	Wolverine World Wide, Inc.	22,466
TRADING COMPANIES & DISTRIBUTORS—2.1%
270,840	GATX Corp.	53,063
TOTAL COMMON STOCKS (Cost $1,201,078)		2,499,807
TOTAL INVESTMENTS—98.7% (Cost $1,201,078)		2,499,807
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		32,312
TOTAL NET ASSETS—100%		$2,532,119

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

STATEMENTS OF ASSETS AND LIABILITIES—April 30, 2026 (Unaudited)

(All amounts in thousands, except per share amounts)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund	Harbor Ares Systematic Convertible Securities Fund	Harbor Capital Appreciation Fund	Harbor Core Bond Fund
Assets
Investments, at cost	$2,658,732*	$466,086	$36,496	$8,042,590	$1,665,247
Investments, at value (including securities loaned of $0, $0, $0, $0, $0, $0, $3,157, $4,871, $1,559, $19,874, $2,305, $0, $0, $0, $0 and $0)	$2,656,064*	$567,067	$41,146	$25,374,582	$1,656,181
Cash	375,433	5,149	548	59,345	14,306
Due from broker	225,683	—	—	—	—
Foreign currency, at value (cost: $0, $0, $0, $0, $0, $4, $1,628, $11,944, $98, $2,335, $153, $0, $0, $0, $0 and $0)	—	—	—	—	—
Receivables for:
Investment sold	62,039	2,218	131	—	—
Capital shares sold	1,142	247	—	7,148	1,629
Dividends	—	75	5	951	—
Interest	2,241	—	124	—	12,818
Securities lending income	—	—	—	—	—
Unrealized Appreciation on OTC Swap Agreements	—	—	—	—	—
Variation margin on futures contracts	22,814	—	—	—	—
Withholding tax	—	—	—	2,571	—
Prepaid registration fees	16	3	—	156	8
Other assets	70	35	40	4,175	36
Total Assets	3,345,502	574,794	41,994	25,448,928	1,684,978
Liabilities
Payables for:
Investments purchased	12,998	2,096	—	—	5,863
Capital shares reacquired	15,450	310	—	23,755	1,228
Collateral for securities loaned	—	—	—	—	—
Dividend to shareholders	—	—	—	—	773
Accrued expenses:
Management fees	1,802	263	17	11,127	317
12b-1 fees	—	—	—	198	—
Transfer agent fees	261	44	2	1,492	34
Trustees’ fees and expenses	169	40	35	4,571	37
Other	481	125	9	1,210	80
Total Liabilities	31,161	2,878	63	42,353	8,332
NET ASSETS	$3,314,341	$571,916	$41,931	$25,406,575	$1,676,646
Net Assets Consist of:
Paid-in capital	$2,352,497	$439,958	$43,240	$6,495,664	$1,693,125
Total distributable earnings/(loss)	961,844	131,958	(1,309)	18,910,911	(16,479)
	$3,314,341	$571,916	$41,931	$25,406,575	$1,676,646
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$131,378	$26,272	$18,986	$9,076,493	$1,572,811
Shares of beneficial interest[1]	9,851	2,169	1,238	76,441	178,090
Net asset value per share[2]	$13.34	$12.11	$15.34	$118.74	$8.83
Institutional Class
Net assets	$3,182,963	$545,644	$22,274	$15,342,798	$103,835
Shares of beneficial interest[1]	238,454	45,022	1,452	129,938	11,758
Net asset value per share[2]	$13.35	$12.12	$15.34	$118.08	$8.83
Administrative Class
Net assets	N/A	N/A	N/A	$190,620	N/A
Shares of beneficial interest[1]	N/A	N/A	N/A	1,714	N/A
Net asset value per share[2]	N/A	N/A	N/A	$111.22	N/A
Investor Class
Net assets	N/A	N/A	$671	$796,664	N/A
Shares of beneficial interest[1]	N/A	N/A	44	7,545	N/A
Net asset value per share[2]	N/A	N/A	$15.28	$105.58	N/A
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund	Harbor Diversified International All Cap Fund	Harbor International Fund	Harbor International Compounders Fund	Harbor International Core Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund

$1,291,419	$475,844*	$2,402,289	$39,866	$1,459,745	$152,941	$605,182	$141,196	$313,280	$1,822,479	$1,201,078
$1,238,772	$796,677*	$3,710,003	$46,292	$1,737,123	$181,294	$1,030,508	$199,523	$418,152	$2,511,488	$2,499,807
8,141	2,618	31,838	192	17,166	6,080	679	9,165	5,659	64,146	35,488
—	—	—	—	—	—	—	—	—	—	—
1	1,650	12,114	98	2,368	155	—	—	—	—	—

—	406	738	1,778	699	828	9,724	—	1,067	11,666	—
7,921	105	1,074	—	5,118	231	63	506	847	4,077	881
—	3,391	22,514	91	6,650	1,515	1,099	43	221	—	148
10,159	—	—	—	—	—	—	—	—	—	—
—	6	18	—	13	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
22	987	7,227	56	1,554	238	343	—	—	—	—
7	4	20	—	5	1	7	1	2	12	11
481	124	4,549	9	86	35	170	10	104	146	203
1,265,504	805,968	3,790,095	48,516	1,770,782	190,377	1,042,593	209,248	426,052	2,591,535	2,536,538

2,617	362	1,947	883	5,445	253	—	—	20	—	—
1,103	407	3,096	—	8,292	21	4,566	1,443	170	1,021	2,257
—	3,315	—	1,637	15,049	2,423	—	—	—	—	—
159	—	—	—	—	—	—	—	—	—	—

259	491	2,330	19	1,024	128	515	124	251	1,504	1,513
1	7	57	—	2	1	4	—	6	2	7
98	30	283	1	92	10	41	11	27	118	167
497	78	4,336	1	19	13	155	6	97	174	238
92	1,280	2,073	10	686	176	55	18	21	103	237
4,826	5,970	14,122	2,551	30,609	3,025	5,336	1,602	592	2,922	4,419
$1,260,678	$799,998	$3,775,973	$45,965	$1,740,173	$187,352	$1,037,257	$207,646	$425,460	$2,588,613	$2,532,119

$1,461,332	$512,520	$2,780,441	$40,288	$1,441,835	$149,909	$435,596	$153,877	$287,957	$1,922,414	$1,155,866
(200,654)	287,478	995,532	5,677	298,338	37,443	601,661	53,769	137,503	666,199	1,376,253
$1,260,678	$799,998	$3,775,973	$45,965	$1,740,173	$187,352	$1,037,257	$207,646	$425,460	$2,588,613	$2,532,119

$83,383	$554,754	$704,375	$43,417	$695,215	$80,900	$705,776	$87,238	$133,032	$1,366,998	$596,713
8,213	35,635	12,416	3,879	37,665	4,774	35,211	4,981	4,260	77,242	11,150
$10.15	$15.57	$56.73	$11.19	$18.46	$16.94	$20.04	$17.51	$31.22	$17.70	$53.52

$1,172,643	$209,451	$2,795,122	$2,548	$1,034,175	$103,349	$310,388	$119,962	$263,599	$1,209,559	$1,899,752
115,753	13,440	49,046	228	56,154	6,094	15,477	6,852	8,435	69,059	35,510
$10.13	$15.58	$56.99	$11.18	$18.42	$16.96	$20.05	$17.51	$31.25	$17.51	$53.50

$4,652	$19,281	$15,127	N/A	N/A	N/A	N/A	N/A	$4,434	N/A	$1,508
459	1,243	263	N/A	N/A	N/A	N/A	N/A	140	N/A	28
$10.14	$15.51	$57.52	N/A	N/A	N/A	N/A	N/A	$31.78	N/A	$53.29

N/A	$16,512	$261,349	N/A	$10,783	$3,103	$21,093	$446	$24,395	$12,056	$34,146
N/A	1,071	4,631	N/A	588	183	1,034	26	779	909	664
N/A	$15.43	$56.43	N/A	$18.33	$16.91	$20.40	$17.48	$31.30	$13.26	$51.42

*	Includes purchased options and rights/warrants.
1	Par value $0.01 (unlimited authorizations)
2	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

⬤

STATEMENTS OF OPERATIONS—Period Ended April 30, 2026 (Unaudited)

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund	Harbor Ares Systematic Convertible Securities Fund	Harbor Capital Appreciation Fund	Harbor Core Bond Fund
Investment Income
Dividends	$44	$2,975	$143	$47,272	$—
Interest	56,033	78	368	1,107	38,449
Net securities lending income	—	—	—	14	—
Consent fee income	—	—	—	—	—
Foreign taxes withheld	—	(10)	—	(525)	—
Total Investment Income	56,077	3,043	511	47,868	38,449
Operating Expenses
Management fees	10,199	1,551	99	77,320	1,837
12b-1 fees:
Administrative Class[1]	N/A	N/A	—	232	N/A
Investor Class	N/A	N/A	2	1,045	N/A
Shareholder communications	235	64	14	256	15
Custodian fees	198	41	9	354	39
Transfer agent fees:
Retirement Class	20	3	2	933	150
Institutional Class	1,446	254	10	7,712	51
Administrative Class[1]	N/A	N/A	—	93	N/A
Investor Class	N/A	N/A	1	823	N/A
Professional fees	116	23	4	940	55
Trustees’ fees and expenses	269	49	1	628	36
Registration fees	44	40	26	108	31
Miscellaneous	21	6	5	202	14
Total Operating Expenses	12,548	2,031	173	90,646	2,228
Management fees waived	—	—	—	(6,045)	—
Transfer agent fees waived	—	—	(1)	(472)	(26)
Other expenses reimbursed	(420)	(197)	(37)	—	(84)
Net expenses	12,128	1,834	135	84,129	2,118
Net Investment Income/(Loss)	43,949	1,209	376	(36,261)	36,331
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	34,413	52,301	5,619	1,766,015	(136)
In-kind redemptions	—	—	—	34,921	—
Foreign currency transactions	(37)	(1)	—	(37)	—
Futures contracts	574,365	—	—	—	—
Swap agreements	252,574	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $0, $0, $0, $0, $0, $309, $235, $0, $0, $0, $0, $0, $0, $0 and $0)	(2,628)	2,054	(683)	(2,439,510)	(28,650)
Translations of assets and liabilities in foreign currencies	(133)	—	—	9	—
Futures contracts	851	—	—	—	—
Swap agreements	—	—	—	—	—
Net gain/(loss) on investment transactions	859,405	54,354	4,936	(638,602)	(28,786)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$903,354	$55,563	$5,312	$(674,863)	$7,545
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund	Harbor Diversified International All Cap Fund	Harbor International Fund	Harbor International Compounders Fund	Harbor International Core Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund

$—	$10,743	$56,944	$406	$23,228	$2,662	$11,191	$1,486	$4,555	$3,425	$14,773
29,815	147	488	8	329	68	289	109	78	1,226	463
—	24	31	—	18	—	—	—	—	—	—
1	—	—	—	—	—	—	—	—	—	—
—	(1,111)	(4,556)	(49)	(2,669)	(232)	(151)	—	(1)	—	—
29,816	9,803	52,907	365	20,906	2,498	11,329	1,595	4,632	4,651	15,236

1,564	2,882	14,071	122	5,085	758	3,420	699	1,469	8,415	8,294

6	22	19	N/A	N/A	—	1	N/A	5	1	2
N/A	21	327	N/A	12	4	27	—	29	14	38
29	19	81	12	35	17	24	21	19	37	113
49	152	258	7	191	38	20	8	11	39	34

8	53	69	5	56	8	77	8	12	112	52
582	103	1,392	1	395	49	173	54	120	555	830
3	9	7	N/A	N/A	—	—	N/A	2	—	1
N/A	16	258	N/A	9	3	21	—	23	11	30
45	48	150	10	53	18	63	8	15	76	74
29	18	87	1	25	4	29	4	9	50	50
36	29	38	22	38	28	31	20	30	40	48
12	10	30	5	11	6	14	6	7	19	18
2,363	3,382	16,787	185	5,910	933	3,900	828	1,751	9,369	9,584
—	—	—	—	—	—	—	—	(11)	—	—
(21)	(12)	(62)	(1)	(19)	(3)	(21)	(3)	(6)	(36)	(35)
—	(341)	(1,520)	(49)	(334)	(153)	(216)	(35)	(73)	—	—
2,342	3,029	15,205	135	5,557	777	3,663	790	1,661	9,333	9,549
27,474	6,774	37,702	230	15,349	1,721	7,666	805	2,971	(4,682)	5,687

(5,116)	17,118	79,189	(551)	10,124	8,399	165,898	(144)	29,904	41,477	91,611
—	—	—	—	—	—	—	—	—	—	—
—	(156)	(633)	(5)	(102)	(62)	2	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—

(15,782)	59,460	154,891	1,345	167,713	11,935	(104,733)	29,615	37,311	248,321	473,542
—	149	1,023	1	140	38	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
(20,898)	76,571	234,470	790	177,875	20,310	61,167	29,471	67,215	289,798	565,153
$6,576	$83,345	$272,172	$1,020	$193,224	$22,031	$68,833	$30,276	$70,186	$285,116	$570,840

1
Effective April 21, 2026, the Administrative Class shares of Harbor Ares Systematic Convertible Securities Fund, Harbor International Small
Cap Fund, Harbor Large Cap Value Fund, and Harbor Small Cap Growth Fund were liquidated.

⬤

STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)		Embark Small Cap Equity Fund		Harbor Ares Systematic Convertible Securities Fund
	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
	through	through	through	through	through	through
	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$43,949	$104,914	$1,209	$5,604	$376	$748
Net realized gain/(loss) on investments	861,315	271,100	52,300	20,103	5,619	2,690
Change in net unrealized appreciation/(depreciation) of investments	(1,910)	50,634	2,054	51,258	(683)	3,438
Net increase/(decrease) in assets resulting from operations	903,354	426,648	55,563	76,965	5,312	6,876
Distributions to Shareholders
Retirement Class	(24,918)	(13,650)	(1,280)	(629)	(208)	(384)
Institutional Class	(328,194)	(150,997)	(21,694)	(5,068)	(247)	(370)
Administrative Class[1]	N/A	N/A	N/A	N/A	(1)	(2)
Investor Class	N/A	N/A	N/A	N/A	(14)	(25)
Total distributions to shareholders	(353,112)	(164,647)	(22,974)	(5,697)	(470)	(781)
Net Increase/(Decrease) Derived from Capital Share Transactions	(112,152)	(309,756)	10,213	(1,237,246)	(3,310)	9,492
Net increase/(decrease) in net assets	438,090	(47,755)	42,802	(1,165,978)	1,532	15,587
Net Assets
Beginning of period	2,876,251	2,924,006	529,114	1,695,092	40,399	24,812
End of period	$3,314,341	$2,876,251	$571,916	$529,114	$41,931	$40,399
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Capital Appreciation Fund		Harbor Core Bond Fund		Harbor Core Plus Fund		Harbor Diversified International All Cap Fund		Harbor International Fund
November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
through	through	through	through	through	through	through	through	through	through
April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$(36,261)	$(58,575)	$36,331	$65,358	$27,474	$52,130	$6,774	$15,047	$37,702	$69,507
1,800,899	3,412,881	(136)	233	(5,116)	(9,181)	16,962	63,198	78,556	194,162
(2,439,501)	3,014,867	(28,650)	23,090	(15,782)	32,296	59,609	85,321	155,914	410,339
(674,863)	6,369,173	7,545	88,681	6,576	75,245	83,345	163,566	272,172	674,008

(1,041,567)	(1,042,057)	(34,893)	(59,182)	(2,108)	(3,159)	(40,455)	(20,642)	(24,431)	(22,824)
(1,695,562)	(1,734,249)	(2,321)	(5,477)	(29,515)	(50,811)	(15,459)	(6,282)	(97,178)	(91,689)
(20,662)	(20,668)	N/A	N/A	(125)	(281)	(1,355)	(344)	(478)	(299)
(101,083)	(109,210)	N/A	N/A	N/A	N/A	(1,232)	(325)	(8,281)	(7,686)
(2,858,874)	(2,906,184)	(37,214)	(64,659)	(31,748)	(54,251)	(58,501)	(27,593)	(130,368)	(122,498)
(763,178)	(2,005,964)	160,681	297,901	30,555	102,129	17,131	(311,706)	(82,970)	(257,031)
(4,296,915)	1,457,025	131,012	321,923	5,383	123,123	41,975	(175,733)	58,834	294,479

29,703,490	28,246,465	1,545,634	1,223,711	1,255,295	1,132,172	758,023	933,756	3,717,139	3,422,660
$25,406,575	$29,703,490	$1,676,646	$1,545,634	$1,260,678	$1,255,295	$799,998	$758,023	$3,775,973	$3,717,139

⬤

STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor International Compounders Fund		Harbor International Core Fund		Harbor International Small Cap Fund
	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
	through	through	through	through	through	through
	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$230	$588	$15,349	$11,078	$1,721	$4,809
Net realized gain/(loss) on investments	(556)	(298)	10,022	25,998	8,337	13,274
Change in net unrealized appreciation/(depreciation) of investments	1,346	5,439	167,853	77,137	11,973	16,056
Net increase/(decrease) in assets resulting from operations	1,020	5,729	193,224	114,213	22,031	34,139
Distributions to Shareholders
Retirement Class	(634)	(62)	(13,578)	(376)	(6,858)	(4,724)
Institutional Class	(29)	(9)	(18,943)	(6,140)	(8,320)	(5,356)
Administrative Class[1]	N/A	N/A	N/A	N/A	(1)	(2)
Investor Class	N/A	N/A	(213)	(111)	(238)	(114)
Total distributions to shareholders	(663)	(71)	(32,734)	(6,627)	(15,417)	(10,196)
Net Increase/(Decrease) Derived from Capital Share Transactions	(5,123)	25,005	586,834	649,951	259	(67,711)
Net increase/(decrease) in net assets	(4,766)	30,663	747,324	757,537	6,873	(43,768)
Net Assets
Beginning of period	50,731	20,068	992,849	235,312	180,479	224,247
End of period	$45,965	$50,731	$1,740,173	$992,849	$187,352	$180,479
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
through	through	through	through	through	through	through	through	through	through
April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$7,666	$22,642	$805	$1,359	$2,971	$6,100	$(4,682)	$(6,484)	$5,687	$15,912
165,900	273,986	(144)	3,439	29,904	29,089	41,477	37,283	91,611	79,585
(104,733)	(231,959)	29,615	1,595	37,311	501	248,321	199,562	473,542	(41,759)
68,833	64,669	30,276	6,393	70,186	35,690	285,116	230,361	570,840	53,738

(145,547)	(87,387)	(2,171)	(573)	(10,129)	(6,150)	(11,767)	(30,481)	(16,617)	(4,749)
(64,740)	(41,637)	(2,785)	(574)	(18,963)	(12,462)	(12,058)	(37,709)	(51,561)	(10,550)
(161)	(64)	N/A	N/A	(318)	(207)	(6)	(18)	(48)	(7)
(3,849)	(1,767)	(8)	—	(1,810)	(1,322)	(162)	(623)	(898)	(96)
(214,297)	(130,855)	(4,964)	(1,147)	(31,220)	(20,141)	(23,993)	(68,831)	(69,124)	(15,402)
(67,936)	(583,198)	10,541	1,089	19,123	(19,310)	171,858	227,018	(51,418)	(378,711)
(213,400)	(649,384)	35,853	6,335	58,089	(3,761)	432,981	388,548	450,298	(340,375)

1,250,657	1,900,041	171,793	165,458	367,371	371,132	2,155,632	1,767,084	2,081,821	2,422,196
$1,037,257	$1,250,657	$207,646	$171,793	$425,460	$367,371	$2,588,613	$2,155,632	$2,532,119	$2,081,821

1
Effective April 21, 2026, the Administrative Class shares of Harbor Ares Systematic Convertible Securities Fund, Harbor International Small
Cap Fund, Harbor Large Cap Value Fund, and Harbor Small Cap Growth Fund were liquidated.

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)		Embark Small Cap Equity Fund		Harbor Ares Systematic Convertible Securities Fund
	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
	through	through	through	through	through	through
	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$8,266	$51,371	$1,883	$26,827	$1,172	$330
Reinvested distributions	480	180	91	7	208	384
Cost of shares reacquired	(121,120)	(99,274)	(7,424)	(168,826)	(114)	(316)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$(112,374)	$(47,723)	$(5,450)	$(141,992)	$1,266	$398
Institutional Class
Net proceeds from sale of shares	$157,237	$422,119	$36,388	$250,772	$5,169	$11,347
Reinvested distributions	328,179	150,991	21,690	5,068	145	318
Cost of shares reacquired	(485,194)	(835,143)	(42,415)	(1,351,094)	(8,888)	(2,940)
Net increase/(decrease) in net assets	$222	$(262,033)	$15,663	$(1,095,254)	$(3,574)	$8,725
Administrative Class[1]
Net proceeds from sale of shares	N/A	N/A	N/A	N/A	$—	$—
Reinvested distributions	N/A	N/A	N/A	N/A	1	2
Cost of shares reacquired	N/A	N/A	N/A	N/A	(58)	(51)
Net increase/(decrease) in net assets	N/A	N/A	N/A	N/A	$(57)	$(49)
Investor Class
Net proceeds from sale of shares	N/A	N/A	N/A	N/A	$405	$642
Reinvested distributions	N/A	N/A	N/A	N/A	14	25
Cost of shares reacquired	N/A	N/A	N/A	N/A	(1,364)	(249)
Net increase/(decrease) in net assets	N/A	N/A	N/A	N/A	$(945)	$418
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Capital Appreciation Fund		Harbor Core Bond Fund		Harbor Core Plus Fund		Harbor Diversified International All Cap Fund		Harbor International Fund
November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
through	through	through	through	through	through	through	through	through	through
April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$500,301	$1,476,664	$306,622	$386,754	$10,264	$58,995	$32,187	$76,771	$68,090	$77,821
958,791	966,106	30,314	53,771	2,047	3,100	40,149	20,363	20,787	19,060
(1,824,901)	(2,996,804)	(179,999)	(144,609)	(7,920)	(24,469)	(49,596)	(330,641)	(76,374)	(140,010)
(35,452)	—	—	—	—	—	—	—	—	—
$(401,261)	$(554,034)	$156,937	$295,916	$4,391	$37,626	$22,740	$(233,507)	$12,503	$(43,129)

$810,483	$1,594,180	$9,907	$61,477	$115,973	$261,682	$4,213	$9,103	$55,825	$231,893
1,621,024	1,661,915	2,207	5,261	28,463	48,770	12,401	4,958	91,522	87,054
(2,765,196)	(4,576,428)	(8,370)	(64,753)	(117,231)	(244,529)	(24,109)	(96,811)	(240,581)	(502,045)
$(333,689)	$(1,320,333)	$3,744	$1,985	$27,205	$65,923	$(7,495)	$(82,750)	$(93,234)	$(183,098)

$19,350	$39,127	N/A	N/A	$82	$186	$2,968	$5,111	$1,700	$6,960
17,995	17,504	N/A	N/A	125	281	1,355	344	328	293
(26,504)	(68,278)	N/A	N/A	(1,248)	(1,887)	(2,683)	(2,584)	(2,342)	(2,905)
$10,841	$(11,647)	N/A	N/A	$(1,041)	$(1,420)	$1,640	$2,871	$(314)	$4,348

$24,122	$62,856	N/A	N/A	N/A	N/A	$756	$2,410	$18,706	$19,884
99,357	107,543	N/A	N/A	N/A	N/A	1,231	325	8,192	7,588
(162,548)	(290,349)	N/A	N/A	N/A	N/A	(1,741)	(1,055)	(28,823)	(62,624)
$(39,069)	$(119,950)	N/A	N/A	N/A	N/A	$246	$1,680	$(1,925)	$(35,152)

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor International Compounders Fund		Harbor International Core Fund		Harbor International Small Cap Fund
	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
	through	through	through	through	through	through
	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$1,670	$26,915	$358,604	$372,550	$1,860	$5,602
Reinvested distributions	634	62	13,162	375	6,858	4,635
Cost of shares reacquired	(7,632)	(1,488)	(90,679)	(59,482)	(8,386)	(44,213)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$(5,328)	$25,489	$281,087	$313,443	$332	$(33,976)
Institutional Class
Net proceeds from sale of shares	$188	$1,549	$418,472	$544,403	$12,990	$40,384
Reinvested distributions	17	3	17,380	5,477	8,295	4,969
Cost of shares reacquired	—	(2,036)	(131,976)	(214,131)	(21,221)	(79,044)
Net increase/(decrease) in net assets	$205	$(484)	$303,876	$335,749	$64	$(33,691)
Administrative Class[1]
Net proceeds from sale of shares	N/A	N/A	N/A	N/A	$—	$—
Reinvested distributions	N/A	N/A	N/A	N/A	1	2
Cost of shares reacquired	N/A	N/A	N/A	N/A	(19)	(37)
Net increase/(decrease) in net assets	N/A	N/A	N/A	N/A	$(18)	$(35)
Investor Class
Net proceeds from sale of shares	N/A	N/A	$3,068	$3,634	$220	$831
Reinvested distributions	N/A	N/A	213	111	238	113
Cost of shares reacquired	N/A	N/A	(1,410)	(2,986)	(577)	(953)
Net increase/(decrease) in net assets	N/A	N/A	$1,871	$759	$(119)	$(9)
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
through	through	through	through	through	through	through	through	through	through
April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$24,679	$78,440	$8,982	$4,021	$19,458	$38,729	$308,665	$509,881	$54,451	$115,409
124,342	71,381	2,146	567	4,439	2,239	11,576	30,047	14,185	2,821
(194,063)	(472,514)	(6,922)	(14,772)	(16,898)	(34,813)	(140,023)	(187,804)	(91,564)	(289,514)
—	—	—	—	—	—	—	(33,860)	—	—
$(45,042)	$(322,693)	$4,206	$(10,184)	$6,999	$6,155	$180,218	$318,264	$(22,928)	$(171,284)

$19,231	$39,875	$17,885	$40,694	$27,228	$32,561	$71,502	$200,012	$202,483	$231,528
56,836	36,322	2,501	568	17,512	11,816	11,378	35,370	49,891	10,027
(99,403)	(333,968)	(14,111)	(29,966)	(31,605)	(65,259)	(90,312)	(322,242)	(277,439)	(441,871)
$(23,336)	$(257,771)	$6,275	$11,296	$13,135	$(20,882)	$(7,432)	$(86,860)	$(25,065)	$(200,316)

$47	$91	N/A	N/A	$375	$596	$11	$21	$293	$300
142	63	N/A	N/A	197	132	6	18	48	7
(1,001)	(86)	N/A	N/A	(554)	(917)	(542)	(64)	(1,504)	(338)
$(812)	$68	N/A	N/A	$18	$(189)	$(525)	$(25)	$(1,163)	$(31)

$1,013	$1,415	$140	$267	$826	$2,075	$1,126	$2,122	$1,228	$2,184
3,600	1,664	8	—	1,698	1,253	156	607	840	90
(3,359)	(5,881)	(88)	(290)	(3,553)	(7,722)	(1,685)	(7,090)	(4,330)	(9,354)
$1,254	$(2,802)	$60	$(23)	$(1,029)	$(4,394)	$(403)	$(4,361)	$(2,262)	$(7,080)

1
Effective April 21, 2026, the Administrative Class shares of Harbor Ares Systematic Convertible Securities Fund, Harbor International Small
Cap Fund, Harbor Large Cap Value Fund, and Harbor Small Cap Growth Fund were liquidated.

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)		Embark Small Cap Equity Fund		Harbor Ares Systematic Convertible Securities Fund
	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
	through	through	through	through	through	through
	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
SHARES
Retirement Class
Shares sold	701	4,844	167	2,599	88	28
Shares issued due to reinvestment of distributions	46	17	8	1	15	32
Shares reacquired	(9,524)	(9,329)	(652)	(15,229)	(8)	(27)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	(8,777)	(4,468)	(477)	(12,629)	95	33
Institutional Class
Shares sold	13,479	39,481	3,177	23,784	373	902
Shares issued due to reinvestment of distributions	31,599	14,626	1,902	465	11	27
Shares reacquired	(40,106)	(78,194)	(3,709)	(122,817)	(633)	(245)
Net increase/(decrease) in shares outstanding	4,972	(24,087)	1,370	(98,568)	(249)	684
Administrative Class[1]
Shares sold	N/A	N/A	N/A	N/A	—	—
Shares issued due to reinvestment of distributions	N/A	N/A	N/A	N/A	—	—
Shares reacquired	N/A	N/A	N/A	N/A	(4)	(4)
Net increase/(decrease) in shares outstanding	N/A	N/A	N/A	N/A	(4)	(4)
Investor Class
Shares sold	N/A	N/A	N/A	N/A	30	53
Shares issued due to reinvestment of distributions	N/A	N/A	N/A	N/A	1	2
Shares reacquired	N/A	N/A	N/A	N/A	(97)	(20)
Net increase/(decrease) in shares outstanding	N/A	N/A	N/A	N/A	(66)	35
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Capital Appreciation Fund		Harbor Core Bond Fund		Harbor Core Plus Fund		Harbor Diversified International All Cap Fund		Harbor International Fund
November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
through	through	through	through	through	through	through	through	through	through
April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

4,333	12,604	34,288	43,813	996	5,759	2,080	5,878	1,213	1,548
8,062	8,362	3,394	6,066	200	304	2,792	1,688	383	434
(15,865)	(25,732)	(20,191)	(16,327)	(768)	(2,402)	(3,252)	(25,045)	(1,358)	(2,841)
(300)	—	—	—	—	—	—	—	—	—
(3,770)	(4,766)	17,491	33,552	428	3,661	1,620	(17,479)	238	(859)

7,040	13,654	1,108	6,969	11,299	25,689	274	678	1,001	4,879
13,703	14,440	247	594	2,779	4,802	861	411	1,677	1,974
(23,669)	(39,325)	(936)	(7,282)	(11,430)	(24,058)	(1,566)	(7,093)	(4,303)	(10,323)
(2,926)	(11,231)	419	281	2,648	6,433	(431)	(6,004)	(1,625)	(3,470)

180	355	N/A	N/A	8	18	199	398	31	130
161	160	N/A	N/A	12	28	95	29	6	6
(240)	(612)	N/A	N/A	(121)	(185)	(181)	(192)	(41)	(58)
101	(97)	N/A	N/A	(101)	(139)	113	235	(4)	78

235	588	N/A	N/A	N/A	N/A	51	174	336	405
938	1,028	N/A	N/A	N/A	N/A	86	27	151	173
(1,571)	(2,704)	N/A	N/A	N/A	N/A	(115)	(77)	(519)	(1,267)
(398)	(1,088)	N/A	N/A	N/A	N/A	22	124	(32)	(689)

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor International Compounders Fund		Harbor International Core Fund		Harbor International Small Cap Fund
	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
	through	through	through	through	through	through
	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
SHARES
Retirement Class
Shares sold	150	2,707	20,694	24,213	111	371
Shares issued due to reinvestment of distributions	58	7	779	29	445	341
Shares reacquired	(677)	(145)	(5,037)	(3,844)	(517)	(2,951)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	(469)	2,569	16,436	20,398	39	(2,239)
Institutional Class
Shares sold	17	157	23,845	36,487	800	2,693
Shares issued due to reinvestment of distributions	2	—	1,031	428	537	366
Shares reacquired	—	(201)	(7,473)	(14,709)	(1,303)	(5,386)
Net increase/(decrease) in shares outstanding	19	(44)	17,403	22,206	34	(2,327)
Administrative Class[1]
Shares sold	N/A	N/A	N/A	N/A	—	—
Shares issued due to reinvestment of distributions	N/A	N/A	N/A	N/A	—	—
Shares reacquired	N/A	N/A	N/A	N/A	(1)	(2)
Net increase/(decrease) in shares outstanding	N/A	N/A	N/A	N/A	(1)	(2)
Investor Class
Shares sold	N/A	N/A	175	246	14	56
Shares issued due to reinvestment of distributions	N/A	N/A	13	9	15	8
Shares reacquired	N/A	N/A	(82)	(207)	(36)	(63)
Net increase/(decrease) in shares outstanding	N/A	N/A	106	48	(7)	1
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
through	through	through	through	through	through	through	through	through	through
April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

1,211	3,524	552	273	664	1,443	18,823	35,083	1,081	2,825
6,362	3,303	137	39	160	87	716	2,126	319	66
(9,462)	(21,213)	(428)	(1,002)	(575)	(1,340)	(8,615)	(13,127)	(1,951)	(7,177)
—	—	—	—	—	—	—	(2,203)	—	—
(1,889)	(14,386)	261	(690)	249	190	10,924	21,879	(551)	(4,286)

953	1,797	1,091	2,766	930	1,238	4,432	14,299	4,264	5,661
2,907	1,681	160	39	629	459	711	2,526	1,120	236
(4,881)	(14,895)	(862)	(2,030)	(1,081)	(2,440)	(5,550)	(23,399)	(5,801)	(10,752)
(1,021)	(11,417)	389	775	478	(743)	(407)	(6,574)	(417)	(4,855)

2	4	N/A	N/A	13	23	1	2	7	7
7	3	N/A	N/A	7	5	—	1	1	—
(49)	(4)	N/A	N/A	(19)	(34)	(37)	(5)	(35)	(8)
(40)	3	N/A	N/A	1	(6)	(36)	(2)	(27)	(1)

46	63	8	19	28	77	93	198	26	55
181	76	1	—	61	49	13	57	20	2
(160)	(259)	(5)	(20)	(121)	(290)	(137)	(702)	(97)	(241)
67	(120)	4	(1)	(32)	(164)	(31)	(447)	(51)	(184)

1
Effective April 21, 2026, the Administrative Class shares of Harbor Ares Systematic Convertible Securities Fund, Harbor International Small
Cap Fund, Harbor Large Cap Value Fund, and Harbor Small Cap Growth Fund were liquidated.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

EMBARK COMMODITY STRATEGY FUND (CONSOLIDATED)

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Period from January 23, 2024[a] through October 31, 2024

	(Unaudited)
Net asset value beginning of period	$11.40	$10.41	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.17	0.38	0.35
Net realized and unrealized gain/(loss) on investments	3.18	1.21	0.26
Total from investment operations	3.35	1.59	0.61
Less Distributions
Dividends from net investment income	(1.41)	(0.60)	(0.20)
Distributions from net realized capital gains	—*	—*	—
Total distributions	(1.41)	(0.60)	(0.20)
Net asset value end of period	$13.34	$11.40	$10.41
Net assets end of period (000s)	$131,378	$212,345	$240,433
Ratios and Supplemental Data (%)
Total return[f]	33.08%[c]	15.93%	6.06%[c]
Ratio of total expenses to average net assets	0.74[d]	0.74	0.85[d]
Ratio of net expenses to average net assets[e]	0.71[d]	0.71	0.71[d]
Ratio of net investment income/(loss) to average net assets[e]	2.98[d]	3.55	4.37[d]
Portfolio turnover	13[c]	50	34[c]

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Period from January 23, 2024[a] through October 31, 2024

	(Unaudited)
Net asset value beginning of period	$11.41	$10.42	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.17	0.37	0.33
Net realized and unrealized gain/(loss) on investments	3.18	1.21	0.28
Total from investment operations	3.35	1.58	0.61
Less Distributions
Dividends from net investment income	(1.41)	(0.59)	(0.19)
Distributions from net realized capital gains	—*	—*	—
Total distributions	(1.41)	(0.59)	(0.19)
Net asset value end of period	$13.35	$11.41	$10.42
Net assets end of period (000s)	$3,182,963	$2,663,906	$2,683,573
Ratios and Supplemental Data (%)
Total return[f]	33.00%[c]	15.82%	6.12%[c]
Ratio of total expenses to average net assets	0.82[d]	0.82	0.93[d]
Ratio of net expenses to average net assets[e]	0.79[d]	0.79	0.79[d]
Ratio of net investment income/(loss) to average net assets[e]	2.83[d]	3.47	4.15[d]
Portfolio turnover	13[c]	50	34[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

EMBARK SMALL CAP EQUITY FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Period from January 30, 2024[a] through October 31, 2024

	(Unaudited)
Net asset value beginning of period	$11.43	$10.76	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.03	0.05	0.03
Net realized and unrealized gain/(loss) on investments	1.16	0.66	0.73
Total from investment operations	1.19	0.71	0.76
Less Distributions
Dividends from net investment income	(0.10)	(0.04)	—
Distributions from net realized capital gains	(0.41)	—	—
Total distributions	(0.51)	(0.04)	—
Net asset value end of period	$12.11	$11.43	$10.76
Net assets end of period (000s)	$26,272	$30,249	$164,442
Ratios and Supplemental Data (%)
Total return[f]	10.73%[c]	6.63%	7.60%[c]
Ratio of total expenses to average net assets	0.68[d]	0.66	0.75[d]
Ratio of net expenses to average net assets[e]	0.61[d]	0.61	0.61[d]
Ratio of net investment income/(loss) to average net assets[e]	0.54[d]	0.48	0.42[d]
Portfolio turnover	58[c]	83	71[c]

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Period from January 30, 2024[a] through October 31, 2024

	(Unaudited)
Net asset value beginning of period	$11.43	$10.76	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.03	0.04	0.03
Net realized and unrealized gain/(loss) on investments	1.16	0.67	0.73
Total from investment operations	1.19	0.71	0.76
Less Distributions
Dividends from net investment income	(0.09)	(0.04)	—
Distributions from net realized capital gains	(0.41)	—	—
Total distributions	(0.50)	(0.04)	—
Net asset value end of period	$12.12	$11.43	$10.76
Net assets end of period (000s)	$545,644	$498,865	$1,530,650
Ratios and Supplemental Data (%)
Total return[f]	10.67%[c]	6.57%	7.60%[c]
Ratio of total expenses to average net assets	0.76[d]	0.74	0.83[d]
Ratio of net expenses to average net assets[e]	0.69[d]	0.69	0.69[d]
Ratio of net investment income/(loss) to average net assets[e]	0.45[d]	0.38	0.40[d]
Portfolio turnover	58[c]	83	71[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR ARES SYSTEMATIC CONVERTIBLE SECURITIES FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023[g]	2022	2021
	(Unaudited)
Net asset value beginning of period	$13.66	$11.23	$9.42	$9.82	$13.69	$12.49
Income from Investment Operations
Net investment income/(loss)[e,b]	0.14	0.32	0.39	0.24	0.04	0.02
Net realized and unrealized gain/(loss) on investments	1.71	2.45	1.76	(0.32)	(2.22)	2.43
Total from investment operations	1.85	2.77	2.15	(0.08)	(2.18)	2.45
Less Distributions
Dividends from net investment income	(0.17)	(0.34)	(0.34)	(0.28)	(0.08)	(0.09)
Distributions from net realized capital gains	—	—	—	—	(1.61)	(1.16)
Return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.17)	(0.34)	(0.34)	(0.32)	(1.69)	(1.25)
Proceeds from redemption fees	—	—	—	—	—	—*
Net asset value end of period	$15.34	$13.66	$11.23	$9.42	$9.82	$13.69
Net assets end of period (000s)	$18,986	$15,621	$12,460	$10,174	$33,711	$41,250
Ratios and Supplemental Data (%)
Total return[f]	13.70%[c]	25.19%	23.08%	(0.73)%	(17.59)%	20.23%
Ratio of total expenses to average net assets	0.82[d]	0.92	0.94	0.98	0.74	0.73
Ratio of net expenses to average net assets[e]	0.63[d]	0.63	0.63	0.69	0.68	0.67
Ratio of net investment income/(loss) to average net assets[e]	1.97[d]	2.70	3.69	2.40	0.35	0.15
Portfolio turnover	92[c]	160	100	127	66	50

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023[g]	2022	2021
	(Unaudited)
Net asset value beginning of period	$13.66	$11.23	$9.42	$9.82	$13.68	$12.48
Income from Investment Operations
Net investment income/(loss)[e,b]	0.13	0.31	0.38	0.23	0.03	0.01
Net realized and unrealized gain/(loss) on investments	1.71	2.45	1.76	(0.32)	(2.21)	2.43
Total from investment operations	1.84	2.76	2.14	(0.09)	(2.18)	2.44
Less Distributions
Dividends from net investment income	(0.16)	(0.33)	(0.33)	(0.28)	(0.07)	(0.08)
Distributions from net realized capital gains	—	—	—	—	(1.61)	(1.16)
Return of capital	—	—	—	(0.03)	—	—
Total distributions	(0.16)	(0.33)	(0.33)	(0.31)	(1.68)	(1.24)
Proceeds from redemption fees	1,000.00	—	—	—	—	—*
Net asset value end of period	$15.34	$13.66	$11.23	$9.42	$9.82	$13.68
Net assets end of period (000s)	$22,274	$23,236	$11,423	$15,052	$126,865	$161,772
Ratios and Supplemental Data (%)
Total return[f]	13.65%[c]	25.09%	22.98%	(0.83)%	(17.62)%	20.18%
Ratio of total expenses to average net assets	0.90[d]	1.00	1.02	1.06	0.82	0.81
Ratio of net expenses to average net assets[e]	0.71[d]	0.71	0.71	0.77	0.76	0.75
Ratio of net investment income/(loss) to average net assets[e]	1.88[d]	2.56	3.65	2.31	0.27	0.06
Portfolio turnover	92[c]	160	100	127	66	50

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR ARES SYSTEMATIC CONVERTIBLE SECURITIES FUND—Continued

	Investor Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023[g]	2022	2021
	(Unaudited)
Net asset value beginning of period	$13.60	$11.18	$9.38	$9.77	$13.62	$12.46
Income from Investment Operations
Net investment income/(loss)[e,b]	0.11	0.27	0.34	0.24	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.70	2.44	1.76	(0.36)	(2.20)	2.43
Total from investment operations	1.81	2.71	2.10	(0.12)	(2.21)	2.39
Less Distributions
Dividends from net investment income	(0.13)	(0.29)	(0.30)	(0.24)	(0.03)	(0.07)
Distributions from net realized capital gains	—	—	—	—	(1.61)	(1.16)
Return of capital	—	—	—	(0.03)	—	—
Total distributions	(0.13)	(0.29)	(0.30)	(0.27)	(1.64)	(1.23)
Proceeds from redemption fees	—	—	—	—	—	—*
Net asset value end of period	$15.28	$13.60	$11.18	$9.38	$9.77	$13.62
Net assets end of period (000s)	$671	$1,490	$842	$653	$2,076	$2,853
Ratios and Supplemental Data (%)
Total return[f]	13.41%[c]	24.69%	22.55%	(1.23)%	(17.92)%	19.76%
Ratio of total expenses to average net assets	1.25[d]	1.35	1.38	1.40	1.18	1.17
Ratio of net expenses to average net assets[e]	1.06[d]	1.06	1.07	1.12	1.12	1.11
Ratio of net investment income/(loss) to average net assets[e]	1.58[d]	2.23	3.25	2.46	(0.10)	(0.29)
Portfolio turnover	92[c]	160	100	127	66	50

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CAPITAL APPRECIATION FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$134.32	$118.45	$82.14	$66.82	$124.89	$99.19
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.13)	(0.17)	(0.06)	0.03	(0.06)	(0.27)
Net realized and unrealized gain/(loss) on investments	(2.33)	28.40	36.37	15.29	(39.22)	38.73
Total from investment operations	(2.46)	28.23	36.31	15.32	(39.28)	38.46
Less Distributions
Dividends from net investment income	—*	—	—	—	—	—
Distributions from net realized capital gains	(13.12)	(12.36)	—	—	(18.79)	(12.76)
Total distributions	(13.12)	(12.36)	—	—	(18.79)	(12.76)
Net asset value end of period	$118.74	$134.32	$118.45	$82.14	$66.82	$124.89
Net assets end of period (000s)	$9,076,493	$10,773,711	$10,065,671	$7,562,038	$7,108,919	$11,385,191
Ratios and Supplemental Data (%)
Total return[f]	(1.85)%[c]	25.53%	44.21%	22.93%	(36.03)%	41.33%
Ratio of total expenses to average net assets	0.64[d]	0.64	0.64	0.64	0.64	0.63
Ratio of net expenses to average net assets[e]	0.59[d]	0.59	0.59	0.59	0.58	0.57
Ratio of net investment income/(loss) to average net assets[e]	(0.22)[d]	(0.14)	(0.05)	0.04	(0.07)	(0.25)
Portfolio turnover	9[c]	28	28	27	34	48

	Administrative Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$126.85	$112.84	$78.51	$64.08	$120.94	$96.68
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.30)	(0.53)	(0.38)	(0.21)	(0.33)	(0.61)
Net realized and unrealized gain/(loss) on investments	(2.21)	26.90	34.71	14.64	(37.74)	37.63
Total from investment operations	(2.51)	26.37	34.33	14.43	(38.07)	37.02
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	(13.12)	(12.36)	—	—	(18.79)	(12.76)
Total distributions	(13.12)	(12.36)	—	—	(18.79)	(12.76)
Net asset value end of period	$111.22	$126.85	$112.84	$78.51	$64.08	$120.94
Net assets end of period (000s)	$190,620	$204,569	$192,992	$199,055	$187,390	$414,600
Ratios and Supplemental Data (%)
Total return[f]	(2.01)%[c]	25.11%	43.73%	22.52%	(36.23)%	40.86%
Ratio of total expenses to average net assets	0.97[d]	0.97	0.97	0.97	0.97	0.96
Ratio of net expenses to average net assets[e]	0.92[d]	0.92	0.92	0.92	0.91	0.90
Ratio of net investment income/(loss) to average net assets[e]	(0.55)[d]	(0.47)	(0.37)	(0.29)	(0.41)	(0.57)
Portfolio turnover	9[c]	28	28	27	34	48

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CAPITAL APPRECIATION FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$133.69	$118.04	$81.92	$66.69	$124.78	$99.18
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.17)	(0.27)	(0.14)	(0.03)	(0.13)	(0.36)
Net realized and unrealized gain/(loss) on investments	(2.32)	28.28	36.26	15.26	(39.17)	38.72
Total from investment operations	(2.49)	28.01	36.12	15.23	(39.30)	38.36
Less Distributions
Dividends from net investment income	—*	—	—	—	—	—
Distributions from net realized capital gains	(13.12)	(12.36)	—	—	(18.79)	(12.76)
Total distributions	(13.12)	(12.36)	—	—	(18.79)	(12.76)
Net asset value end of period	$118.08	$133.69	$118.04	$81.92	$66.69	$124.78
Net assets end of period (000s)	$15,342,798	$17,762,870	$17,008,997	$14,002,664	$13,590,549	$28,902,862
Ratios and Supplemental Data (%)
Total return[f]	(1.88)%[c]	25.42%	44.09%	22.84%	(36.08)%	41.22%
Ratio of total expenses to average net assets	0.72[d]	0.72	0.72	0.72	0.72	0.71
Ratio of net expenses to average net assets[e]	0.67[d]	0.67	0.67	0.67	0.66	0.65
Ratio of net investment income/(loss) to average net assets[e]	(0.30)[d]	(0.22)	(0.13)	(0.04)	(0.16)	(0.33)
Portfolio turnover	9[c]	28	28	27	34	48

	Investor Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$121.15	$108.39	$75.49	$61.68	$117.30	$94.19
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.33)	(0.62)	(0.48)	(0.28)	(0.40)	(0.72)
Net realized and unrealized gain/(loss) on investments	(2.12)	25.74	33.38	14.09	(36.43)	36.59
Total from investment operations	(2.45)	25.12	32.90	13.81	(36.83)	35.87
Less Distributions
Dividends from net investment income	—*	—	—	—	—	—
Distributions from net realized capital gains	(13.12)	(12.36)	—	—	(18.79)	(12.76)
Total distributions	(13.12)	(12.36)	—	—	(18.79)	(12.76)
Net asset value end of period	$105.58	$121.15	$108.39	$75.49	$61.68	$117.30
Net assets end of period (000s)	$796,664	$962,340	$978,805	$813,072	$797,250	$1,564,732
Ratios and Supplemental Data (%)
Total return[f]	(2.06)%[c]	24.98%	43.58%	22.39%	(36.31)%	40.71%
Ratio of total expenses to average net assets	1.07[d]	1.07	1.08	1.08	1.08	1.08
Ratio of net expenses to average net assets[e]	1.02[d]	1.02	1.03	1.03	1.02	1.01
Ratio of net investment income/(loss) to average net assets[e]	(0.64)[d]	(0.58)	(0.49)	(0.40)	(0.52)	(0.69)
Portfolio turnover	9[c]	28	28	27	34	48

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE BOND FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$8.99	$8.86	$8.34	$8.64	$10.61	$11.06
Income from Investment Operations
Net investment income/(loss)[e,b]	0.20	0.41	0.41	0.34	0.22	0.19
Net realized and unrealized gain/(loss) on investments	(0.15)	0.13	0.49	(0.27)	(1.90)	(0.19)
Total from investment operations	0.05	0.54	0.90	0.07	(1.68)	—
Less Distributions
Dividends from net investment income	(0.21)	(0.41)	(0.38)	(0.37)	(0.29)	(0.23)
Distributions from net realized capital gains	—	—	—	—	—	(0.22)
Total distributions	(0.21)	(0.41)	(0.38)	(0.37)	(0.29)	(0.45)
Net asset value end of period	$8.83	$8.99	$8.86	$8.34	$8.64	$10.61
Net assets end of period (000s)	$1,572,811	$1,443,710	$1,125,752	$64,662	$41,312	$36,557
Ratios and Supplemental Data (%)
Total return[f]	0.51%[c]	6.21%	10.82%	0.63%	(16.14)%	(0.01)%
Ratio of total expenses to average net assets	0.27[d]	0.28	0.29	0.36	0.37	0.43
Ratio of net expenses to average net assets[e]	0.26[d]	0.26	0.26	0.26	0.27	0.37
Ratio of net investment income/(loss) to average net assets[e]	4.55[d]	4.64	4.55	3.88	2.28	1.77
Portfolio turnover	30[c]	45	101	71	60	47

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$8.99	$8.86	$8.34	$8.64	$10.61	$11.06
Income from Investment Operations
Net investment income/(loss)[e,b]	0.20	0.40	0.39	0.34	0.20	0.18
Net realized and unrealized gain/(loss) on investments	(0.16)	0.13	0.50	(0.28)	(1.89)	(0.19)
Total from investment operations	0.04	0.53	0.89	0.06	(1.69)	(0.01)
Less Distributions
Dividends from net investment income	(0.20)	(0.40)	(0.37)	(0.36)	(0.28)	(0.22)
Distributions from net realized capital gains	—	—	—	—	—	(0.22)
Total distributions	(0.20)	(0.40)	(0.37)	(0.36)	(0.28)	(0.44)
Net asset value end of period	$8.83	$8.99	$8.86	$8.34	$8.64	$10.61
Net assets end of period (000s)	$103,835	$101,924	$97,959	$42,105	$28,065	$105,931
Ratios and Supplemental Data (%)
Total return[f]	0.47%[c]	6.13%	10.74%	0.55%	(16.21)%	(0.09)%
Ratio of total expenses to average net assets	0.35[d]	0.36	0.37	0.44	0.45	0.51
Ratio of net expenses to average net assets[e]	0.34[d]	0.34	0.34	0.34	0.36	0.45
Ratio of net investment income/(loss) to average net assets[e]	4.47[d]	4.56	4.39	3.79	2.03	1.70
Portfolio turnover	30[c]	45	101	71	60	47

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE PLUS FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022[h]	2021
	(Unaudited)
Net asset value beginning of period	$10.36	$10.17	$9.50	$9.78	$12.06	$12.35
Income from Investment Operations
Net investment income/(loss)[e,b]	0.23	0.45	0.44	0.40	0.32	0.32
Net realized and unrealized gain/(loss) on investments	(0.18)	0.21	0.70	(0.24)	(2.18)	(0.21)
Total from investment operations	0.05	0.66	1.14	0.16	(1.86)	0.11
Less Distributions
Dividends from net investment income	(0.26)	(0.47)	(0.47)	(0.44)	(0.40)	(0.27)
Distributions from net realized capital gains	—	—	—	—	(0.02)	(0.13)
Total distributions	(0.26)	(0.47)	(0.47)	(0.44)	(0.42)	(0.40)
Net asset value end of period	$10.15	$10.36	$10.17	$9.50	$9.78	$12.06
Net assets end of period (000s)	$83,383	$80,624	$41,952	$13,726	$12,389	$172,699
Ratios and Supplemental Data (%)
Total return[f]	0.52%[c]	6.68%	12.11%	1.43%	(15.78)%	0.88%
Ratio of total expenses to average net assets	0.30[d]	0.30	0.31	0.30	0.42	0.53
Ratio of net expenses to average net assets[e]	0.30[d]	0.30	0.30	0.30	0.36	0.43
Ratio of net investment income/(loss) to average net assets[e]	4.47[d]	4.46	4.34	3.94	2.83	2.63
Portfolio turnover	26[c]	44	56	55	219	370

	Administrative Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022[h]	2021
	(Unaudited)
Net asset value beginning of period	$10.35	$10.17	$9.50	$9.78	$12.08	$12.37
Income from Investment Operations
Net investment income/(loss)[e,b]	0.21	0.42	0.40	0.36	0.29	0.28
Net realized and unrealized gain/(loss) on investments	(0.17)	0.20	0.70	(0.24)	(2.21)	(0.21)
Total from investment operations	0.04	0.62	1.10	0.12	(1.92)	0.07
Less Distributions
Dividends from net investment income	(0.25)	(0.44)	(0.43)	(0.40)	(0.36)	(0.23)
Distributions from net realized capital gains	—	—	—	—	(0.02)	(0.13)
Total distributions	(0.25)	(0.44)	(0.43)	(0.40)	(0.38)	(0.36)
Net asset value end of period	$10.14	$10.35	$10.17	$9.50	$9.78	$12.08
Net assets end of period (000s)	$4,652	$5,792	$7,109	$7,664	$11,223	$17,270
Ratios and Supplemental Data (%)
Total return[f]	0.35%[c]	6.23%	11.75%	1.10%	(16.20)%	0.54%
Ratio of total expenses to average net assets	0.63[d]	0.63	0.64	0.63	0.71	0.86
Ratio of net expenses to average net assets[e]	0.63[d]	0.63	0.63	0.63	0.67	0.76
Ratio of net investment income/(loss) to average net assets[e]	4.13[d]	4.14	4.00	3.58	2.64	2.29
Portfolio turnover	26[c]	44	56	55	219	370

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE PLUS FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022[h]	2021
	(Unaudited)
Net asset value beginning of period	$10.33	$10.15	$9.49	$9.77	$12.07	$12.36
Income from Investment Operations
Net investment income/(loss)[e,b]	0.22	0.45	0.43	0.39	0.32	0.31
Net realized and unrealized gain/(loss) on investments	(0.16)	0.19	0.69	(0.24)	(2.21)	(0.21)
Total from investment operations	0.06	0.64	1.12	0.15	(1.89)	0.10
Less Distributions
Dividends from net investment income	(0.26)	(0.46)	(0.46)	(0.43)	(0.39)	(0.26)
Distributions from net realized capital gains	—	—	—	—	(0.02)	(0.13)
Total distributions	(0.26)	(0.46)	(0.46)	(0.43)	(0.41)	(0.39)
Net asset value end of period	$10.13	$10.33	$10.15	$9.49	$9.77	$12.07
Net assets end of period (000s)	$1,172,643	$1,168,879	$1,083,111	$905,615	$924,416	$1,376,349
Ratios and Supplemental Data (%)
Total return[f]	0.58%[c]	6.51%	11.93%	1.35%	(15.99)%	0.79%
Ratio of total expenses to average net assets	0.38[d]	0.38	0.39	0.38	0.46	0.61
Ratio of net expenses to average net assets[e]	0.38[d]	0.38	0.38	0.38	0.42	0.51
Ratio of net investment income/(loss) to average net assets[e]	4.39[d]	4.38	4.25	3.85	2.88	2.52
Portfolio turnover	26[c]	44	56	55	219	370

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$15.14	$12.76	$10.79	$9.75	$13.83	$10.25
Income from Investment Operations
Net investment income/(loss)[e,b]	0.14	0.25	0.23	0.25	0.23	0.21
Net realized and unrealized gain/(loss) on investments	1.51	2.53	2.05	0.95	(3.36)	3.50
Total from investment operations	1.65	2.78	2.28	1.20	(3.13)	3.71
Less Distributions
Dividends from net investment income	(0.56)	(0.40)	(0.31)	(0.16)	(0.23)	(0.13)
Distributions from net realized capital gains	(0.66)	—	—	—	(0.72)	—
Total distributions	(1.22)	(0.40)	(0.31)	(0.16)	(0.95)	(0.13)
Net asset value end of period	$15.57	$15.14	$12.76	$10.79	$9.75	$13.83
Net assets end of period (000s)	$554,754	$515,113	$657,085	$610,787	$543,857	$853,454
Ratios and Supplemental Data (%)
Total return[f]	11.54%[c]	22.60%	21.34%	12.38%	(24.03)%	36.32%
Ratio of total expenses to average net assets	0.84[d]	0.85	0.83	0.82	0.84	0.84
Ratio of net expenses to average net assets[e]	0.75[d]	0.74	0.72	0.72	0.72	0.71
Ratio of net investment income/(loss) to average net assets[e]	1.81[d]	1.86	1.83	2.16	1.98	1.54
Portfolio turnover	8[c]	18	30	19	24	51

	Administrative Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$15.07	$12.70	$10.75	$9.71	$13.77	$10.22
Income from Investment Operations
Net investment income/(loss)[e,b]	0.11	0.23	0.20	0.21	0.20	0.16
Net realized and unrealized gain/(loss) on investments	1.51	2.50	2.02	0.96	(3.35)	3.48
Total from investment operations	1.62	2.73	2.22	1.17	(3.15)	3.64
Less Distributions
Dividends from net investment income	(0.52)	(0.36)	(0.27)	(0.13)	(0.19)	(0.09)
Distributions from net realized capital gains	(0.66)	—	—	—	(0.72)	—
Total distributions	(1.18)	(0.36)	(0.27)	(0.13)	(0.91)	(0.09)
Net asset value end of period	$15.51	$15.07	$12.70	$10.75	$9.71	$13.77
Net assets end of period (000s)	$19,281	$17,037	$11,370	$8,506	$7,419	$9,213
Ratios and Supplemental Data (%)
Total return[f]	11.33%[c]	22.23%	20.87%	12.06%	(24.24)%	35.76%
Ratio of total expenses to average net assets	1.17[d]	1.18	1.16	1.15	1.17	1.17
Ratio of net expenses to average net assets[e]	1.08[d]	1.07	1.05	1.05	1.05	1.04
Ratio of net investment income/(loss) to average net assets[e]	1.50[d]	1.68	1.57	1.81	1.73	1.17
Portfolio turnover	8[c]	18	30	19	24	51

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$15.15	$12.76	$10.79	$9.75	$13.82	$10.25
Income from Investment Operations
Net investment income/(loss)[e,b]	0.13	0.25	0.22	0.24	0.23	0.19
Net realized and unrealized gain/(loss) on investments	1.51	2.53	2.05	0.96	(3.36)	3.50
Total from investment operations	1.64	2.78	2.27	1.20	(3.13)	3.69
Less Distributions
Dividends from net investment income	(0.55)	(0.39)	(0.30)	(0.16)	(0.22)	(0.12)
Distributions from net realized capital gains	(0.66)	—	—	—	(0.72)	—
Total distributions	(1.21)	(0.39)	(0.30)	(0.16)	(0.94)	(0.12)
Net asset value end of period	$15.58	$15.15	$12.76	$10.79	$9.75	$13.82
Net assets end of period (000s)	$209,451	$210,147	$253,607	$270,054	$248,130	$332,503
Ratios and Supplemental Data (%)
Total return[f]	11.43%[c]	22.54%	21.24%	12.28%	(24.04)%	36.12%
Ratio of total expenses to average net assets	0.92[d]	0.93	0.91	0.90	0.92	0.92
Ratio of net expenses to average net assets[e]	0.83[d]	0.82	0.80	0.80	0.80	0.79
Ratio of net investment income/(loss) to average net assets[e]	1.70[d]	1.85	1.73	2.06	1.99	1.43
Portfolio turnover	8[c]	18	30	19	24	51

	Investor Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$14.99	$12.64	$10.69	$9.66	$13.70	$10.17
Income from Investment Operations
Net investment income/(loss)[e,b]	0.10	0.20	0.17	0.19	0.18	0.14
Net realized and unrealized gain/(loss) on investments	1.50	2.50	2.04	0.96	(3.33)	3.47
Total from investment operations	1.60	2.70	2.21	1.15	(3.15)	3.61
Less Distributions
Dividends from net investment income	(0.50)	(0.35)	(0.26)	(0.12)	(0.17)	(0.08)
Distributions from net realized capital gains	(0.66)	—	—	—	(0.72)	—
Total distributions	(1.16)	(0.35)	(0.26)	(0.12)	(0.89)	(0.08)
Net asset value end of period	$15.43	$14.99	$12.64	$10.69	$9.66	$13.70
Net assets end of period (000s)	$16,512	$15,726	$11,694	$9,705	$8,330	$10,072
Ratios and Supplemental Data (%)
Total return[f]	11.31%[c]	22.03%	20.87%	11.87%	(24.32)%	35.56%
Ratio of total expenses to average net assets	1.27[d]	1.29	1.27	1.26	1.28	1.29
Ratio of net expenses to average net assets[e]	1.18[d]	1.17	1.16	1.16	1.16	1.15
Ratio of net investment income/(loss) to average net assets[e]	1.37[d]	1.51	1.41	1.71	1.60	1.07
Portfolio turnover	8[c]	18	30	19	24	51

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$54.70	$46.96	$39.99	$35.91	$48.47	$36.52
Income from Investment Operations
Net investment income/(loss)[e,b]	0.59	1.02	0.91	1.01	1.09	0.72
Net realized and unrealized gain/(loss) on investments	3.44	8.47	7.66	4.41	(12.60)	11.73
Total from investment operations	4.03	9.49	8.57	5.42	(11.51)	12.45
Less Distributions
Dividends from net investment income	(2.00)	(1.75)	(1.60)	(1.34)	(1.05)	(0.50)
Distributions from net realized capital gains	—	—	—	—	—	—
Total distributions	(2.00)	(1.75)	(1.60)	(1.34)	(1.05)	(0.50)
Net asset value end of period	$56.73	$54.70	$46.96	$39.99	$35.91	$48.47
Net assets end of period (000s)	$704,375	$666,109	$612,228	$535,873	$461,129	$872,647
Ratios and Supplemental Data (%)
Total return[f]	7.53%[c]	21.12%	21.79%	15.24%	(24.19)%	34.23%
Ratio of total expenses to average net assets	0.80[d]	0.81	0.81	0.81	0.81	0.80
Ratio of net expenses to average net assets[e]	0.72[d]	0.71	0.69	0.69	0.69	0.69
Ratio of net investment income/(loss) to average net assets[e]	2.13[d]	2.05	1.98	2.41	2.57	1.55
Portfolio turnover	7[c]	17	32	18	14	21

	Administrative Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$55.44	$47.54	$40.45	$36.29	$48.95	$36.78
Income from Investment Operations
Net investment income/(loss)[e,b]	0.50	0.87	0.76	0.88	1.02	0.57
Net realized and unrealized gain/(loss) on investments	3.45	8.61	7.76	4.48	(12.80)	11.84
Total from investment operations	3.95	9.48	8.52	5.36	(11.78)	12.41
Less Distributions
Dividends from net investment income	(1.87)	(1.58)	(1.43)	(1.20)	(0.87)	(0.24)
Distributions from net realized capital gains	—	—	—	—	—	—
Total distributions	(1.87)	(1.58)	(1.43)	(1.20)	(0.87)	(0.24)
Net asset value end of period	$57.52	$55.44	$47.54	$40.45	$36.29	$48.95
Net assets end of period (000s)	$15,127	$14,877	$8,964	$10,643	$10,375	$15,464
Ratios and Supplemental Data (%)
Total return[f]	7.33%[c]	20.74%	21.37%	14.88%	(24.46)%	33.80%
Ratio of total expenses to average net assets	1.13[d]	1.14	1.14	1.14	1.14	1.14
Ratio of net expenses to average net assets[e]	1.05[d]	1.04	1.02	1.02	1.02	1.02
Ratio of net investment income/(loss) to average net assets[e]	1.77[d]	1.70	1.64	2.08	2.40	1.22
Portfolio turnover	7[c]	17	32	18	14	21

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$54.92	$47.14	$40.14	$36.04	$48.64	$36.64
Income from Investment Operations
Net investment income/(loss)[e,b]	0.56	0.99	0.88	0.99	1.12	0.70
Net realized and unrealized gain/(loss) on investments	3.47	8.50	7.69	4.42	(12.71)	11.76
Total from investment operations	4.03	9.49	8.57	5.41	(11.59)	12.46
Less Distributions
Dividends from net investment income	(1.96)	(1.71)	(1.57)	(1.31)	(1.01)	(0.46)
Distributions from net realized capital gains	—	—	—	—	—	—
Total distributions	(1.96)	(1.71)	(1.57)	(1.31)	(1.01)	(0.46)
Net asset value end of period	$56.99	$54.92	$47.14	$40.14	$36.04	$48.64
Net assets end of period (000s)	$2,795,122	$2,782,933	$2,552,081	$2,354,695	$2,298,600	$3,307,683
Ratios and Supplemental Data (%)
Total return[f]	7.49%[c]	21.02%	21.69%	15.14%	(24.25)%	34.15%
Ratio of total expenses to average net assets	0.88[d]	0.89	0.89	0.89	0.89	0.89
Ratio of net expenses to average net assets[e]	0.80[d]	0.79	0.77	0.77	0.77	0.77
Ratio of net investment income/(loss) to average net assets[e]	2.01[d]	1.98	1.91	2.35	2.68	1.50
Portfolio turnover	7[c]	17	32	18	14	21

	Investor Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$54.31	$46.60	$39.68	$35.63	$48.08	$36.22
Income from Investment Operations
Net investment income/(loss)[e,b]	0.46	0.80	0.70	0.83	0.95	0.52
Net realized and unrealized gain/(loss) on investments	3.43	8.43	7.62	4.37	(12.57)	11.64
Total from investment operations	3.89	9.23	8.32	5.20	(11.62)	12.16
Less Distributions
Dividends from net investment income	(1.77)	(1.52)	(1.40)	(1.15)	(0.83)	(0.30)
Distributions from net realized capital gains	—	—	—	—	—	—
Total distributions	(1.77)	(1.52)	(1.40)	(1.15)	(0.83)	(0.30)
Net asset value end of period	$56.43	$54.31	$46.60	$39.68	$35.63	$48.08
Net assets end of period (000s)	$261,349	$253,220	$249,387	$241,997	$246,731	$374,773
Ratios and Supplemental Data (%)
Total return[f]	7.30%[c]	20.59%	21.28%	14.71%	(24.53)%	33.66%
Ratio of total expenses to average net assets	1.23[d]	1.24	1.25	1.25	1.25	1.25
Ratio of net expenses to average net assets[e]	1.15[d]	1.14	1.13	1.13	1.13	1.13
Ratio of net investment income/(loss) to average net assets[e]	1.67[d]	1.62	1.53	1.99	2.28	1.13
Portfolio turnover	7[c]	17	32	18	14	21

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL COMPOUNDERS FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Period from March 1, 2024[a] through October 31, 2024

	(Unaudited)
Net asset value beginning of period	$11.13	$9.88	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.05	0.16	0.05
Net realized and unrealized gain/(loss) on investments	0.16	1.13	(0.17)
Total from investment operations	0.21	1.29	(0.12)
Less Distributions
Dividends from net investment income	(0.15)	(0.04)	—
Distributions from net realized capital gains	—	—	—
Total distributions	(0.15)	(0.04)	—
Net asset value end of period	$11.19	$11.13	$9.88
Net assets end of period (000s)	$43,417	$48,403	$17,575
Ratios and Supplemental Data (%)
Total return[f]	1.87%[c]	13.07%	(1.20)%[c]
Ratio of total expenses to average net assets	0.75[d]	0.78	2.97[d]
Ratio of net expenses to average net assets[e]	0.55[d]	0.55	0.55[d]
Ratio of net investment income/(loss) to average net assets[e]	0.94[d]	1.57	0.71[d]
Portfolio turnover	13[c]	23	8[c]

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Period from March 1, 2024[a] through October 31, 2024

	(Unaudited)
Net asset value beginning of period	$11.12	$9.87	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.05	0.12	0.08
Net realized and unrealized gain/(loss) on investments	0.14	1.16	(0.21)
Total from investment operations	0.19	1.28	(0.13)
Less Distributions
Dividends from net investment income	(0.13)	(0.03)	—
Distributions from net realized capital gains	—	—	—
Total distributions	(0.13)	(0.03)	—
Net asset value end of period	$11.18	$11.12	$9.87
Net assets end of period (000s)	$2,548	$2,328	$2,493
Ratios and Supplemental Data (%)
Total return[f]	1.77%[c]	13.03%	(1.30)%[c]
Ratio of total expenses to average net assets	0.83[d]	0.86	3.05[d]
Ratio of net expenses to average net assets[e]	0.63[d]	0.63	0.63[d]
Ratio of net investment income/(loss) to average net assets[e]	0.94[d]	1.21	1.24[d]
Portfolio turnover	13[c]	23	8[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL CORE FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$16.45	$13.24	$10.54	$9.98	$14.02	$10.12
Income from Investment Operations
Net investment income/(loss)[e,b]	0.21	0.39	0.27	0.31	0.46	0.28
Net realized and unrealized gain/(loss) on investments	2.27	3.17	2.67	0.52	(3.14)	3.79
Total from investment operations	2.48	3.56	2.94	0.83	(2.68)	4.07
Less Distributions
Dividends from net investment income	(0.17)	(0.28)	(0.24)	(0.27)	(0.36)	(0.17)
Distributions from net realized capital gains	(0.30)	(0.07)	—	—	(1.00)	—
Total distributions	(0.47)	(0.35)	(0.24)	(0.27)	(1.36)	(0.17)
Net asset value end of period	$18.46	$16.45	$13.24	$10.54	$9.98	$14.02
Net assets end of period (000s)	$695,215	$349,132	$11,000	$21,125	$21,221	$19,742
Ratios and Supplemental Data (%)
Total return[f]	15.34%[c]	27.71%	28.23%	8.35%	(20.93)%	40.51%
Ratio of total expenses to average net assets	0.82[d]	0.86	0.93	0.99	1.16	1.19
Ratio of net expenses to average net assets[e]	0.77[d]	0.77	0.77	0.77	0.77	0.77
Ratio of net investment income/(loss) to average net assets[e]	2.35[d]	2.54	2.20	2.85	4.05	2.14
Portfolio turnover	49[c]	123	107	120	100	108

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$16.41	$13.21	$10.53	$9.97	$14.01	$10.11
Income from Investment Operations
Net investment income/(loss)[e,b]	0.19	0.32	0.28	0.31	0.43	0.29
Net realized and unrealized gain/(loss) on investments	2.28	3.22	2.64	0.51	(3.12)	3.77
Total from investment operations	2.47	3.54	2.92	0.82	(2.69)	4.06
Less Distributions
Dividends from net investment income	(0.16)	(0.27)	(0.24)	(0.26)	(0.35)	(0.16)
Distributions from net realized capital gains	(0.30)	(0.07)	—	—	(1.00)	—
Total distributions	(0.46)	(0.34)	(0.24)	(0.26)	(1.35)	(0.16)
Net asset value end of period	$18.42	$16.41	$13.21	$10.53	$9.97	$14.01
Net assets end of period (000s)	$1,034,175	$635,859	$218,627	$103,206	$66,908	$33,230
Ratios and Supplemental Data (%)
Total return[f]	15.32%[c]	27.60%	28.03%	8.31%	(21.00)%	40.46%
Ratio of total expenses to average net assets	0.90[d]	0.94	1.01	1.07	1.24	1.27
Ratio of net expenses to average net assets[e]	0.85[d]	0.85	0.85	0.85	0.85	0.85
Ratio of net investment income/(loss) to average net assets[e]	2.21[d]	2.14	2.21	2.82	3.85	2.16
Portfolio turnover	49[c]	123	107	120	100	108

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL CORE FUND—Continued

	Investor Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$16.31	$13.11	$10.44	$9.92	$13.96	$10.08
Income from Investment Operations
Net investment income/(loss)[e,b]	0.15	0.27	0.23	0.30	0.38	0.23
Net realized and unrealized gain/(loss) on investments	2.28	3.20	2.64	0.47	(3.10)	3.78
Total from investment operations	2.43	3.47	2.87	0.77	(2.72)	4.01
Less Distributions
Dividends from net investment income	(0.11)	(0.20)	(0.20)	(0.25)	(0.32)	(0.13)
Distributions from net realized capital gains	(0.30)	(0.07)	—	—	(1.00)	—
Total distributions	(0.41)	(0.27)	(0.20)	(0.25)	(1.32)	(0.13)
Net asset value end of period	$18.33	$16.31	$13.11	$10.44	$9.92	$13.96
Net assets end of period (000s)	$10,783	$7,858	$5,685	$9,836	$2,331	$101
Ratios and Supplemental Data (%)
Total return[f]	15.14%[c]	27.04%	27.70%	7.80%	(21.29)%	39.98%
Ratio of total expenses to average net assets	1.25[d]	1.30	1.37	1.43	1.60	1.63
Ratio of net expenses to average net assets[e]	1.20[d]	1.20	1.21	1.21	1.21	1.21
Ratio of net investment income/(loss) to average net assets[e]	1.78[d]	1.85	1.91	2.77	3.67	1.73
Portfolio turnover	49[c]	123	107	120	100	108

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL SMALL CAP FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$16.43	$14.42	$12.75	$12.65	$16.39	$11.37
Income from Investment Operations
Net investment income/(loss)[e,b]	0.16	0.39	0.34	0.35	0.27	0.28
Net realized and unrealized gain/(loss) on investments	1.82	2.34	1.66	0.10	(2.91)	4.91
Total from investment operations	1.98	2.73	2.00	0.45	(2.64)	5.19
Less Distributions
Dividends from net investment income	(0.40)	(0.40)	(0.29)	(0.15)	(0.28)	(0.17)
Distributions from net realized capital gains	(1.07)	(0.32)	(0.04)	(0.20)	(0.82)	—
Total distributions	(1.47)	(0.72)	(0.33)	(0.35)	(1.10)	(0.17)
Net asset value end of period	$16.94	$16.43	$14.42	$12.75	$12.65	$16.39
Net assets end of period (000s)	$80,900	$77,787	$100,570	$130,744	$30,387	$9,559
Ratios and Supplemental Data (%)
Total return[f]	12.88%[c]	20.01%	15.73%	3.47%	(16.94)%	45.95%
Ratio of total expenses to average net assets	0.99[d]	0.99	0.96	0.99	1.11	1.17
Ratio of net expenses to average net assets[e]	0.82[d]	0.82	0.83	0.86	0.88	0.88
Ratio of net investment income/(loss) to average net assets[e]	1.96[d]	2.59	2.34	2.51	2.04	1.79
Portfolio turnover	16[c]	36	19	26	23	43

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$16.43	$14.42	$12.74	$12.65	$16.39	$11.37
Income from Investment Operations
Net investment income/(loss)[e,b]	0.15	0.38	0.33	0.36	0.32	0.24
Net realized and unrealized gain/(loss) on investments	1.83	2.33	1.67	0.07	(2.97)	4.95
Total from investment operations	1.98	2.71	2.00	0.43	(2.65)	5.19
Less Distributions
Dividends from net investment income	(0.38)	(0.38)	(0.28)	(0.14)	(0.27)	(0.17)
Distributions from net realized capital gains	(1.07)	(0.32)	(0.04)	(0.20)	(0.82)	—
Total distributions	(1.45)	(0.70)	(0.32)	(0.34)	(1.09)	(0.17)
Net asset value end of period	$16.96	$16.43	$14.42	$12.74	$12.65	$16.39
Net assets end of period (000s)	$103,349	$99,571	$120,922	$194,128	$93,640	$49,419
Ratios and Supplemental Data (%)
Total return[f]	12.92%[c]	19.85%	15.72%	3.33%	(17.00)%	45.87%
Ratio of total expenses to average net assets	1.07[d]	1.07	1.04	1.07	1.19	1.25
Ratio of net expenses to average net assets[e]	0.90[d]	0.90	0.91	0.94	0.96	0.96
Ratio of net investment income/(loss) to average net assets[e]	1.91[d]	2.48	2.28	2.55	2.32	1.53
Portfolio turnover	16[c]	36	19	26	23	43

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL SMALL CAP FUND—Continued

	Investor Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$16.36	$14.34	$12.67	$12.58	$16.32	$11.34
Income from Investment Operations
Net investment income/(loss)[e,b]	0.12	0.34	0.25	0.33	0.23	0.18
Net realized and unrealized gain/(loss) on investments	1.82	2.32	1.69	0.07	(2.92)	4.93
Total from investment operations	1.94	2.66	1.94	0.40	(2.69)	5.11
Less Distributions
Dividends from net investment income	(0.32)	(0.32)	(0.23)	(0.11)	(0.23)	(0.13)
Distributions from net realized capital gains	(1.07)	(0.32)	(0.04)	(0.20)	(0.82)	—
Total distributions	(1.39)	(0.64)	(0.27)	(0.31)	(1.05)	(0.13)
Net asset value end of period	$16.91	$16.36	$14.34	$12.67	$12.58	$16.32
Net assets end of period (000s)	$3,103	$3,103	$2,709	$4,388	$1,140	$1,962
Ratios and Supplemental Data (%)
Total return[f]	12.66%[c]	19.49%	15.30%	2.98%	(17.29)%	45.25%
Ratio of total expenses to average net assets	1.42[d]	1.43	1.40	1.43	1.55	1.61
Ratio of net expenses to average net assets[e]	1.25[d]	1.25	1.27	1.30	1.32	1.32
Ratio of net investment income/(loss) to average net assets[e]	1.55[d]	2.22	1.70	2.37	1.66	1.16
Portfolio turnover	16[c]	36	19	26	23	43

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR LARGE CAP VALUE FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$22.90	$23.59	$19.01	$19.50	$23.23	$17.11
Income from Investment Operations
Net investment income/(loss)[e,b]	0.14	0.35	0.29	0.30	0.26	0.19
Net realized and unrealized gain/(loss) on investments	1.08	0.72	5.17	0.27	(3.16)	6.62
Total from investment operations	1.22	1.07	5.46	0.57	(2.90)	6.81
Less Distributions
Dividends from net investment income	(0.15)	(0.34)	(0.27)	(0.35)	(0.22)	(0.17)
Distributions from net realized capital gains	(3.93)	(1.42)	(0.61)	(0.71)	(0.61)	(0.52)
Total distributions	(4.08)	(1.76)	(0.88)	(1.06)	(0.83)	(0.69)
Net asset value end of period	$20.04	$22.90	$23.59	$19.01	$19.50	$23.23
Net assets end of period (000s)	$705,776	$849,403	$1,214,491	$1,038,551	$1,326,142	$1,472,349
Ratios and Supplemental Data (%)
Total return[f]	5.82%[c]	5.06%	29.14%	3.12%	(12.82)%	40.62%
Ratio of total expenses to average net assets	0.65[d]	0.64	0.64	0.65	0.64	0.64
Ratio of net expenses to average net assets[e]	0.61[d]	0.61	0.61	0.61	0.61	0.61
Ratio of net investment income/(loss) to average net assets[e]	1.38[d]	1.55	1.29	1.53	1.26	0.90
Portfolio turnover	8[c]	10	11	8	24	13

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$22.90	$23.60	$19.02	$19.50	$23.23	$17.11
Income from Investment Operations
Net investment income/(loss)[e,b]	0.13	0.33	0.27	0.28	0.25	0.18
Net realized and unrealized gain/(loss) on investments	1.09	0.71	5.17	0.28	(3.17)	6.61
Total from investment operations	1.22	1.04	5.44	0.56	(2.92)	6.79
Less Distributions
Dividends from net investment income	(0.14)	(0.32)	(0.25)	(0.33)	(0.20)	(0.15)
Distributions from net realized capital gains	(3.93)	(1.42)	(0.61)	(0.71)	(0.61)	(0.52)
Total distributions	(4.07)	(1.74)	(0.86)	(1.04)	(0.81)	(0.67)
Net asset value end of period	$20.05	$22.90	$23.60	$19.02	$19.50	$23.23
Net assets end of period (000s)	$310,388	$377,862	$658,681	$617,342	$751,476	$1,049,830
Ratios and Supplemental Data (%)
Total return[f]	5.82%[c]	4.92%	29.02%	3.06%	(12.90)%	40.52%
Ratio of total expenses to average net assets	0.73[d]	0.72	0.72	0.73	0.72	0.72
Ratio of net expenses to average net assets[e]	0.69[d]	0.69	0.69	0.69	0.69	0.69
Ratio of net investment income/(loss) to average net assets[e]	1.30[d]	1.47	1.21	1.45	1.17	0.84
Portfolio turnover	8[c]	10	11	8	24	13

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR LARGE CAP VALUE FUND—Continued

	Investor Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$23.23	$23.90	$19.25	$19.72	$23.46	$17.28
Income from Investment Operations
Net investment income/(loss)[e,b]	0.10	0.25	0.19	0.22	0.17	0.10
Net realized and unrealized gain/(loss) on investments	1.10	0.74	5.24	0.26	(3.18)	6.68
Total from investment operations	1.20	0.99	5.43	0.48	(3.01)	6.78
Less Distributions
Dividends from net investment income	(0.10)	(0.24)	(0.17)	(0.24)	(0.12)	(0.08)
Distributions from net realized capital gains	(3.93)	(1.42)	(0.61)	(0.71)	(0.61)	(0.52)
Total distributions	(4.03)	(1.66)	(0.78)	(0.95)	(0.73)	(0.60)
Net asset value end of period	$20.40	$23.23	$23.90	$19.25	$19.72	$23.46
Net assets end of period (000s)	$21,093	$22,461	$25,983	$24,200	$26,880	$31,192
Ratios and Supplemental Data (%)
Total return[f]	5.64%[c]	4.61%	28.58%	2.60%	(13.15)%	39.96%
Ratio of total expenses to average net assets	1.08[d]	1.08	1.08	1.09	1.08	1.08
Ratio of net expenses to average net assets[e]	1.04[d]	1.04	1.05	1.05	1.05	1.05
Ratio of net investment income/(loss) to average net assets[e]	0.95[d]	1.10	0.85	1.09	0.81	0.47
Portfolio turnover	8[c]	10	11	8	24	13

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$15.34	$14.88	$11.98	$12.45	$14.52	$10.57
Income from Investment Operations
Net investment income/(loss)[e,b]	0.07	0.13	0.12	0.11	0.09	0.05
Net realized and unrealized gain/(loss) on investments	2.55	0.44	3.12	(0.17)	(1.84)	3.93
Total from investment operations	2.62	0.57	3.24	(0.06)	(1.75)	3.98
Less Distributions
Dividends from net investment income	(0.12)	(0.09)	(0.09)	(0.07)	(0.05)	(0.03)
Distributions from net realized capital gains	(0.33)	(0.02)	(0.25)	(0.34)	(0.27)	—
Total distributions	(0.45)	(0.11)	(0.34)	(0.41)	(0.32)	(0.03)
Net asset value end of period	$17.51	$15.34	$14.88	$11.98	$12.45	$14.52
Net assets end of period (000s)	$87,238	$72,402	$80,520	$67,565	$67,079	$37,135
Ratios and Supplemental Data (%)
Total return[f]	17.43%[c]	3.85%	27.26%	(0.46)%	(12.36)%	37.61%
Ratio of total expenses to average net assets	0.84[d]	0.85	0.86	0.89	0.92	0.93
Ratio of net expenses to average net assets[e]	0.80[d]	0.80	0.80	0.80	0.80	0.80
Ratio of net investment income/(loss) to average net assets[e]	0.91[d]	0.87	0.82	0.88	0.65	0.40
Portfolio turnover	3[c]	22	18	19	42	11

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$15.33	$14.87	$11.97	$12.44	$14.51	$10.56
Income from Investment Operations
Net investment income/(loss)[e,b]	0.07	0.11	0.10	0.10	0.09	0.04
Net realized and unrealized gain/(loss) on investments	2.54	0.45	3.13	(0.17)	(1.85)	3.93
Total from investment operations	2.61	0.56	3.23	(0.07)	(1.76)	3.97
Less Distributions
Dividends from net investment income	(0.10)	(0.08)	(0.08)	(0.06)	(0.04)	(0.02)
Distributions from net realized capital gains	(0.33)	(0.02)	(0.25)	(0.34)	(0.27)	—
Total distributions	(0.43)	(0.10)	(0.33)	(0.40)	(0.31)	(0.02)
Net asset value end of period	$17.51	$15.33	$14.87	$11.97	$12.44	$14.51
Net assets end of period (000s)	$119,962	$99,056	$84,601	$30,896	$21,105	$23,710
Ratios and Supplemental Data (%)
Total return[f]	17.42%[c]	3.79%	27.22%	(0.56)%	(12.43)%	37.54%
Ratio of total expenses to average net assets	0.92[d]	0.93	0.94	0.97	1.00	1.01
Ratio of net expenses to average net assets[e]	0.88[d]	0.88	0.88	0.88	0.88	0.88
Ratio of net investment income/(loss) to average net assets[e]	0.83[d]	0.77	0.69	0.79	0.64	0.27
Portfolio turnover	3[c]	22	18	19	42	11

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP FUND—Continued

	Investor Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$15.29	$14.81	$11.91	$12.37	$14.44	$10.54
Income from Investment Operations
Net investment income/(loss)[e,b]	0.04	0.06	0.06	0.05	0.04	(0.01)
Net realized and unrealized gain/(loss) on investments	2.54	0.44	3.11	(0.16)	(1.84)	3.91
Total from investment operations	2.58	0.50	3.17	(0.11)	(1.80)	3.90
Less Distributions
Dividends from net investment income	(0.06)	—	(0.02)	(0.01)	—*	—*
Distributions from net realized capital gains	(0.33)	(0.02)	(0.25)	(0.34)	(0.27)	—
Total distributions	(0.39)	(0.02)	(0.27)	(0.35)	(0.27)	—*
Net asset value end of period	$17.48	$15.29	$14.81	$11.91	$12.37	$14.44
Net assets end of period (000s)	$446	$335	$337	$559	$834	$949
Ratios and Supplemental Data (%)
Total return[f]	17.17%[c]	3.38%	26.78%	(0.86)%	(12.72)%	37.00%
Ratio of total expenses to average net assets	1.27[d]	1.28	1.30	1.33	1.36	1.38
Ratio of net expenses to average net assets[e]	1.23[d]	1.23	1.24	1.24	1.24	1.24
Ratio of net investment income/(loss) to average net assets[e]	0.48[d]	0.42	0.44	0.44	0.28	(0.06)
Portfolio turnover	3[c]	22	18	19	42	11

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP VALUE FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$28.43	$27.20	$22.25	$23.93	$24.97	$16.83
Income from Investment Operations
Net investment income/(loss)[e,b]	0.23	0.48	0.42	0.50	0.49	0.42
Net realized and unrealized gain/(loss) on investments	4.97	2.26	6.30	(0.31)	(1.18)	8.21
Total from investment operations	5.20	2.74	6.72	0.19	(0.69)	8.63
Less Distributions
Dividends from net investment income	(0.41)	(0.38)	(0.41)	(0.42)	(0.35)	(0.49)
Distributions from net realized capital gains	(2.00)	(1.13)	(1.36)	(1.45)	—	—
Total distributions	(2.41)	(1.51)	(1.77)	(1.87)	(0.35)	(0.49)
Net asset value end of period	$31.22	$28.43	$27.20	$22.25	$23.93	$24.97
Net assets end of period (000s)	$133,032	$114,022	$103,927	$13,024	$43,591	$56,156
Ratios and Supplemental Data (%)
Total return[f]	19.33%[c]	10.66%	31.13%	0.86%	(2.80)%	51.99%
Ratio of total expenses to average net assets	0.82[d]	0.82	0.82	0.83	0.81	0.81
Ratio of net expenses to average net assets[e]	0.77[d]	0.77	0.77	0.77	0.77	0.78
Ratio of net investment income/(loss) to average net assets[e]	1.60[d]	1.79	1.57	2.11	2.00	1.78
Portfolio turnover	15[c]	20	22	10	9	18

	Administrative Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$28.85	$27.58	$22.54	$24.20	$25.24	$16.98
Income from Investment Operations
Net investment income/(loss)[e,b]	0.19	0.39	0.38	0.40	0.41	0.34
Net realized and unrealized gain/(loss) on investments	5.06	2.30	6.35	(0.27)	(1.20)	8.31
Total from investment operations	5.25	2.69	6.73	0.13	(0.79)	8.65
Less Distributions
Dividends from net investment income	(0.32)	(0.29)	(0.33)	(0.34)	(0.25)	(0.39)
Distributions from net realized capital gains	(2.00)	(1.13)	(1.36)	(1.45)	—	—
Total distributions	(2.32)	(1.42)	(1.69)	(1.79)	(0.25)	(0.39)
Net asset value end of period	$31.78	$28.85	$27.58	$22.54	$24.20	$25.24
Net assets end of period (000s)	$4,434	$3,997	$4,010	$3,302	$3,291	$3,828
Ratios and Supplemental Data (%)
Total return[f]	19.16%[c]	10.29%	30.70%	0.55%	(3.14)%	51.53%
Ratio of total expenses to average net assets	1.15[d]	1.15	1.15	1.16	1.14	1.14
Ratio of net expenses to average net assets[e]	1.10[d]	1.10	1.10	1.10	1.10	1.11
Ratio of net investment income/(loss) to average net assets[e]	1.27[d]	1.45	1.45	1.69	1.67	1.46
Portfolio turnover	15[c]	20	22	10	9	18

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP VALUE FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$28.44	$27.21	$22.25	$23.93	$24.97	$16.83
Income from Investment Operations
Net investment income/(loss)[e,b]	0.22	0.46	0.44	0.47	0.47	0.40
Net realized and unrealized gain/(loss) on investments	4.97	2.25	6.28	(0.30)	(1.18)	8.21
Total from investment operations	5.19	2.71	6.72	0.17	(0.71)	8.61
Less Distributions
Dividends from net investment income	(0.38)	(0.35)	(0.40)	(0.40)	(0.33)	(0.47)
Distributions from net realized capital gains	(2.00)	(1.13)	(1.36)	(1.45)	—	—
Total distributions	(2.38)	(1.48)	(1.76)	(1.85)	(0.33)	(0.47)
Net asset value end of period	$31.25	$28.44	$27.21	$22.25	$23.93	$24.97
Net assets end of period (000s)	$263,599	$226,288	$236,691	$205,100	$242,004	$355,431
Ratios and Supplemental Data (%)
Total return[f]	19.30%[c]	10.55%	31.08%	0.76%	(2.88)%	51.87%
Ratio of total expenses to average net assets	0.90[d]	0.90	0.90	0.91	0.89	0.89
Ratio of net expenses to average net assets[e]	0.85[d]	0.85	0.85	0.85	0.85	0.86
Ratio of net investment income/(loss) to average net assets[e]	1.51[d]	1.71	1.71	2.01	1.93	1.71
Portfolio turnover	15[c]	20	22	10	9	18

	Investor Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$28.43	$27.19	$22.23	$23.90	$24.93	$16.80
Income from Investment Operations
Net investment income/(loss)[e,b]	0.17	0.36	0.35	0.39	0.39	0.32
Net realized and unrealized gain/(loss) on investments	4.98	2.26	6.27	(0.30)	(1.18)	8.20
Total from investment operations	5.15	2.62	6.62	0.09	(0.79)	8.52
Less Distributions
Dividends from net investment income	(0.28)	(0.25)	(0.30)	(0.31)	(0.24)	(0.39)
Distributions from net realized capital gains	(2.00)	(1.13)	(1.36)	(1.45)	—	—
Total distributions	(2.28)	(1.38)	(1.66)	(1.76)	(0.24)	(0.39)
Net asset value end of period	$31.30	$28.43	$27.19	$22.23	$23.90	$24.93
Net assets end of period (000s)	$24,395	$23,064	$26,504	$24,373	$28,355	$32,097
Ratios and Supplemental Data (%)
Total return[f]	19.09%[c]	10.18%	30.61%	0.39%	(3.20)%	51.26%
Ratio of total expenses to average net assets	1.24[d]	1.25	1.26	1.27	1.25	1.25
Ratio of net expenses to average net assets[e]	1.20[d]	1.20	1.21	1.21	1.21	1.22
Ratio of net investment income/(loss) to average net assets[e]	1.17[d]	1.36	1.35	1.65	1.57	1.36
Portfolio turnover	15[c]	20	22	10	9	18

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP GROWTH FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$15.87	$14.62	$10.83	$11.78	$19.95	$15.91
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.03)	(0.04)	(0.03)	—*	(0.01)	(0.07)
Net realized and unrealized gain/(loss) on investments	2.03	1.79	3.83	(0.44)	(3.94)	5.41
Total from investment operations	2.00	1.75	3.80	(0.44)	(3.95)	5.34
Less Distributions
Dividends from net investment income	—*	(0.07)	(0.01)	—	—	—
Distributions from net realized capital gains	(0.17)	(0.43)	—	(0.51)	(4.22)	(1.30)
Total distributions	(0.17)	(0.50)	(0.01)	(0.51)	(4.22)	(1.30)
Net asset value end of period	$17.70	$15.87	$14.62	$10.83	$11.78	$19.95
Net assets end of period (000s)	$1,366,998	$1,052,405	$649,780	$369,393	$311,509	$399,174
Ratios and Supplemental Data (%)
Total return[f]	12.73%[c]	12.42%	35.14%	(3.63)%	(23.72)%	34.40%
Ratio of total expenses to average net assets	0.79[d]	0.80	0.80	0.80	0.80	0.79
Ratio of net expenses to average net assets[e]	0.79[d]	0.79	0.79	0.80	0.79	0.78
Ratio of net investment income/(loss) to average net assets[e]	(0.38)[d]	(0.29)	(0.20)	0.03	(0.11)	(0.37)
Portfolio turnover	46[c]	106	79	83	75	71

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$15.71	$14.48	$10.73	$11.68	$19.84	$15.84
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.04)	(0.05)	(0.04)	(0.01)	(0.03)	(0.08)
Net realized and unrealized gain/(loss) on investments	2.01	1.77	3.79	(0.43)	(3.91)	5.38
Total from investment operations	1.97	1.72	3.75	(0.44)	(3.94)	5.30
Less Distributions
Dividends from net investment income	—	(0.06)	—*	—	—	—
Distributions from net realized capital gains	(0.17)	(0.43)	—	(0.51)	(4.22)	(1.30)
Total distributions	(0.17)	(0.49)	—	(0.51)	(4.22)	(1.30)
Net asset value end of period	$17.51	$15.71	$14.48	$10.73	$11.68	$19.84
Net assets end of period (000s)	$1,209,559	$1,091,496	$1,101,373	$609,724	$595,476	$721,405
Ratios and Supplemental Data (%)
Total return[f]	12.67%[c]	12.32%	34.99%	(3.66)%	(23.81)%	34.29%
Ratio of total expenses to average net assets	0.87[d]	0.88	0.88	0.88	0.88	0.87
Ratio of net expenses to average net assets[e]	0.87[d]	0.87	0.87	0.88	0.87	0.86
Ratio of net investment income/(loss) to average net assets[e]	(0.45)[d]	(0.36)	(0.28)	(0.05)	(0.19)	(0.45)
Portfolio turnover	46[c]	106	79	83	75	71

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP GROWTH FUND—Continued

	Investor Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$11.96	$11.15	$8.29	$9.18	$16.60	$13.47
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.05)	(0.08)	(0.07)	(0.04)	(0.06)	(0.13)
Net realized and unrealized gain/(loss) on investments	1.52	1.35	2.93	(0.34)	(3.14)	4.56
Total from investment operations	1.47	1.27	2.86	(0.38)	(3.20)	4.43
Less Distributions
Dividends from net investment income	—*	(0.03)	—	—	—	—
Distributions from net realized capital gains	(0.17)	(0.43)	—	(0.51)	(4.22)	(1.30)
Total distributions	(0.17)	(0.46)	—	(0.51)	(4.22)	(1.30)
Net asset value end of period	$13.26	$11.96	$11.15	$8.29	$9.18	$16.60
Net assets end of period (000s)	$12,056	$11,249	$15,463	$7,503	$7,031	$8,648
Ratios and Supplemental Data (%)
Total return[f]	12.46%[c]	11.90%	34.50%	(4.02)%	(24.05)%	33.84%
Ratio of total expenses to average net assets	1.22[d]	1.23	1.24	1.24	1.24	1.23
Ratio of net expenses to average net assets[e]	1.22[d]	1.23	1.23	1.24	1.23	1.23
Ratio of net investment income/(loss) to average net assets[e]	(0.80)[d]	(0.72)	(0.64)	(0.40)	(0.55)	(0.81)
Portfolio turnover	46[c]	106	79	83	75	71

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP VALUE FUND

	Retirement Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$43.06	$42.01	$35.14	$39.47	$45.11	$31.65
Income from Investment Operations
Net investment income/(loss)[e,b]	0.14	0.32	0.31	0.30	0.18	0.12
Net realized and unrealized gain/(loss) on investments	11.81	1.03	9.29	(2.02)	(3.38)	13.54
Total from investment operations	11.95	1.35	9.60	(1.72)	(3.20)	13.66
Less Distributions
Dividends from net investment income	(0.30)	(0.30)	(0.30)	(0.15)	(0.08)	(0.20)
Distributions from net realized capital gains	(1.19)	—	(2.43)	(2.46)	(2.36)	—
Total distributions	(1.49)	(0.30)	(2.73)	(2.61)	(2.44)	(0.20)
Net asset value end of period	$53.52	$43.06	$42.01	$35.14	$39.47	$45.11
Net assets end of period (000s)	$596,713	$503,882	$671,569	$572,582	$600,143	$599,016
Ratios and Supplemental Data (%)
Total return[f]	28.48%[c]	3.22%	27.96%	(4.29)%	(7.16)%	43.19%
Ratio of total expenses to average net assets	0.80[d]	0.80	0.80	0.80	0.80	0.79
Ratio of net expenses to average net assets[e]	0.80[d]	0.80	0.80	0.80	0.79	0.78
Ratio of net investment income/(loss) to average net assets[e]	0.58[d]	0.78	0.79	0.78	0.46	0.27
Portfolio turnover	7[c]	8	21	21	15	17

	Administrative Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$42.73	$41.64	$34.77	$39.06	$44.72	$31.41
Income from Investment Operations
Net investment income/(loss)[e,b]	0.08	0.18	0.19	0.18	0.05	(0.02)
Net realized and unrealized gain/(loss) on investments	11.73	1.02	9.18	(2.00)	(3.35)	13.42
Total from investment operations	11.81	1.20	9.37	(1.82)	(3.30)	13.40
Less Distributions
Dividends from net investment income	(0.06)	(0.11)	(0.07)	(0.01)	—	(0.09)
Distributions from net realized capital gains	(1.19)	—	(2.43)	(2.46)	(2.36)	—
Total distributions	(1.25)	(0.11)	(2.50)	(2.47)	(2.36)	(0.09)
Net asset value end of period	$53.29	$42.73	$41.64	$34.77	$39.06	$44.72
Net assets end of period (000s)	$1,508	$2,362	$2,339	$3,435	$9,177	$11,962
Ratios and Supplemental Data (%)
Total return[f]	28.23%[c]	2.89%	27.53%	(4.62)%	(7.45)%	42.72%
Ratio of total expenses to average net assets	1.13[d]	1.13	1.13	1.13	1.13	1.12
Ratio of net expenses to average net assets[e]	1.13[d]	1.13	1.13	1.13	1.12	1.11
Ratio of net investment income/(loss) to average net assets[e]	0.35[d]	0.43	0.48	0.47	0.13	(0.04)
Portfolio turnover	7[c]	8	21	21	15	17

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP VALUE FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$43.03	$41.98	$35.12	$39.44	$45.07	$31.63
Income from Investment Operations
Net investment income/(loss)[e,b]	0.12	0.29	0.28	0.27	0.15	0.09
Net realized and unrealized gain/(loss) on investments	11.81	1.02	9.28	(2.01)	(3.38)	13.52
Total from investment operations	11.93	1.31	9.56	(1.74)	(3.23)	13.61
Less Distributions
Dividends from net investment income	(0.27)	(0.26)	(0.27)	(0.12)	(0.04)	(0.17)
Distributions from net realized capital gains	(1.19)	—	(2.43)	(2.46)	(2.36)	—
Total distributions	(1.46)	(0.26)	(2.70)	(2.58)	(2.40)	(0.17)
Net asset value end of period	$53.50	$43.03	$41.98	$35.12	$39.44	$45.07
Net assets end of period (000s)	$1,899,752	$1,546,017	$1,712,027	$1,362,890	$1,493,462	$2,023,164
Ratios and Supplemental Data (%)
Total return[f]	28.42%[c]	3.14%	27.85%	(4.36)%	(7.22)%	43.11%
Ratio of total expenses to average net assets	0.88[d]	0.88	0.88	0.88	0.88	0.87
Ratio of net expenses to average net assets[e]	0.88[d]	0.88	0.88	0.88	0.87	0.86
Ratio of net investment income/(loss) to average net assets[e]	0.50[d]	0.69	0.69	0.70	0.38	0.20
Portfolio turnover	7[c]	8	21	21	15	17

	Investor Class
	6-Month Period Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value beginning of period	$41.33	$40.32	$33.82	$38.09	$43.72	$30.71
Income from Investment Operations
Net investment income/(loss)[e,b]	0.04	0.14	0.13	0.13	0.01	(0.06)
Net realized and unrealized gain/(loss) on investments	11.35	0.98	8.93	(1.94)	(3.28)	13.12
Total from investment operations	11.39	1.12	9.06	(1.81)	(3.27)	13.06
Less Distributions
Dividends from net investment income	(0.11)	(0.11)	(0.13)	—	—	(0.05)
Distributions from net realized capital gains	(1.19)	—	(2.43)	(2.46)	(2.36)	—
Total distributions	(1.30)	(0.11)	(2.56)	(2.46)	(2.36)	(0.05)
Net asset value end of period	$51.42	$41.33	$40.32	$33.82	$38.09	$43.72
Net assets end of period (000s)	$34,146	$29,560	$36,261	$33,012	$38,722	$64,544
Ratios and Supplemental Data (%)
Total return[f]	28.20%[c]	2.78%	27.40%	(4.72)%	(7.56)%	42.56%
Ratio of total expenses to average net assets	1.23[d]	1.23	1.24	1.24	1.24	1.23
Ratio of net expenses to average net assets[e]	1.22[d]	1.23	1.24	1.24	1.23	1.23
Ratio of net investment income/(loss) to average net assets[e]	0.16[d]	0.34	0.35	0.34	0.01	(0.15)
Portfolio turnover	7[c]	8	21	21	15	17

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

*	Less than $0.01
a	Commencement of Operations
b	Amounts are based on average daily shares outstanding during the period.
c	Unannualized
d	Annualized
e	Reflects the Advisor’s waiver, if any, of its management fees and/or other operating expenses.
f	The total returns would have been lower had certain expenses not been waived during the periods shown.
g	Effective March 1, 2023, the Board of Trustees appointed Ares Systematic Credit Limited (formerly, BlueCove Limited) as the subadvisor to the Fund.
h	Effective February 2, 2022, the Board of Trustees appointed Income Research+Management as the subadvisor to the Fund.
The accompanying notes are an integral part of the Financial Statements.

⬤

Notes to Financial Statements—April 30, 2026 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds and Harbor Funds II (each a “Trust” and collectively, the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as open-end management investment companies. As of April 30, 2026, each Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Funds
Harbor Ares Systematic Convertible Securities Fund
Harbor Capital Appreciation Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund
Harbor Funds II
Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

The Funds currently offer up to four classes of shares, designated as Retirement Class, Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights with respect to voting, redemptions, dividends, and liquidations, except that: (i) subject to the approval of the Trusts' Board of Trustees (the “Board of Trustees”), certain expenses may be applied differently to each class of shares in accordance with current regulations of the U.S. Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
At the meeting held on January 15, 2026, the Board of Trustees approved the liquidation of the Administrative Class shares of Harbor Ares Systematic Convertible Securities Fund, Harbor International Small Cap Fund, Harbor Large Cap Value Fund, and Harbor Small Cap Growth Fund effective April 21, 2026. Additional information related to the liquidation can be found in the supplement to the Funds prospectus and statement of additional information as filed with the SEC on January 20, 2026.
Effective March 1, 2026, the Harbor Convertible Securities Fund name was changed to Harbor Ares Systematic Convertible Securities Fund.
Each Fund is considered a single operating segment. Harbor Capital’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the Funds, collectively act as the chief operating decision maker (“CODM”). Each Fund has a single investment strategy, as disclosed in its respective prospectus, against which the CODM, through various management committees, assesses its performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total return, expense ratio and changes in net assets as reflected in each Fund’s financial statements.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by each Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options, rights and warrants, and centrally cleared swap agreements) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom London Stock Exchange securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term debt securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) swap agreements value is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as underlying asset prices, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. OTC swap agreements are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on the ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available, or based on management’s estimates when actual information has not yet been reported. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Paydown gains and losses on mortgage-backed and asset-backed securities are recognized as a component of interest income. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Expenses
Expenses are charged directly to the Fund that incurred such expense whenever possible. With respect to expenses incurred by any two or more Harbor funds where amounts cannot be identified on a fund by fund basis, such expenses are generally allocated in proportion to the average net assets or the number of shareholders of each Fund.
Class Allocations
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the applicable net assets of the respective classes. Distribution and services fees, if any, and transfer agent fees are calculated daily at the class level based on the applicable net assets of each class and the expense rate(s) applicable to each class.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Basis for Consolidation
Embark Commodity Strategy Fund’s Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets include the investments and account balances of the Fund and its wholly owned subsidiaries, Embark Cayman Fund I Ltd, Embark Cayman Fund II Ltd, Embark Cayman Fund III Ltd, Embark Cayman Fund IV Ltd, Embark Cayman Fund V Ltd, and Embark Cayman Fund VI Ltd (individually or collectively referred to as “Subsidiary” or  “Subsidiaries”, respectively). Each Subsidiary enables the Fund to hold commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in its Subsidiaries collectively. All interfund transactions have been eliminated in the consolidation.
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which it invests. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Certain Funds have filed for additional foreign tax reclaims related to prior years. These additional foreign tax reclaims are recorded as income when both the amount is known and significant contingencies or uncertainties regarding collectability are removed.
The Advisor has analyzed each Fund’s tax positions for all open tax years (in particular, U.S. federal income tax returns for the tax years ended October 31, 2022–2024), if applicable, including all positions expected to be taken upon filing the 2025 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in its Statement of Operations.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Inflation Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
During the period, Harbor Core Bond Fund and Harbor Core Plus Fund invested in inflation-indexed bonds.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the  fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making  cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet  margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the period, Embark Commodity Strategy Fund (Consolidated) used futures contracts to gain exposure to the commodities markets.
Options
An option is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
During the period, Embark Commodity Strategy Fund (Consolidated) purchased option contracts to manage its exposure to the commodities markets.
Rights and Warrants
Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are contracts that generally give the holder the right, but not the obligation, to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights and warrants are typically written by the issuer of the security underlying the right or warrant. Although some rights and warrants may be non-transferable, others may be traded over-the-counter or on an exchange.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
A Fund may acquire rights or warrants in order to gain exposure to the underlying security without owning the security. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. The value of a right or warrant may not necessarily change with the value of the underlying securities. When a Fund acquires rights or warrants, it runs the risk that it will lose its entire investment in the rights or warrants, unless the Fund exercises the right or warrant, acquires the underlying securities, or enters into a closing transaction before expiration. Rights and warrants cease to have value if they are not exercised prior to their expiration date.
If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for rights or other warrants that expire are treated as realized losses. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the rights or warrants.
During the period, Harbor Ares Systematic Convertible Securities Fund, Harbor Diversified International All Cap Fund, Harbor International Fund, and Harbor International Core Fund held rights and/or warrants as a result of their investments in underlying securities.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statements of Operations.
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party, derivatives clearing organization or counterparty when the swap contract is executed and is recorded as Due from brokers on the Statements of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.
Excess Return Swaps are agreements between counterparties to exchange the return of a given underlying index. Under the terms of the agreement, a Fund will make payments based on a set rate in exchange for payments from the counterparty based on the return of the underlying assets comprising the index. If the returns on the underlying assets are positive, the counterparty will pay the Fund, and if the returns are negative, the Fund will make payments to the counterparty. The excess return swap held by Embark Commodity Strategy Fund (Consolidated) which generally is reset monthly, may be terminated by the Fund at any time.
During the period, Embark Commodity Strategy Fund (Consolidated) used excess return swaps to gain exposure to commodities markets.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
During the period, the Embark Commodity Strategy Fund (Consolidated) used total return swaps to gain exposure to commodities market.
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.
NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities and U.S. government obligations, for each Fund for the period ended April 30, 2026 were as follows:
	Purchases (000s)	Sales (000s)
Embark Commodity Strategy Fund (Consolidated)	$104,491	$80,939
Embark Small Cap Equity Fund	312,964	324,131
Harbor Ares Systematic Convertible Securities Fund	35,185	37,690
Harbor Capital Appreciation Fund	2,307,062	5,772,705 *
Harbor Core Bond Fund	682,314	471,679
Harbor Core Plus Fund	374,283	322,741
Harbor Diversified International All Cap Fund	60,056	88,858
Harbor International Fund	273,842	446,817
Harbor International Compounders Fund	6,537	12,941
Harbor International Core Fund	1,267,121	669,176
Harbor International Small Cap Fund	29,062	46,309
Harbor Large Cap Value Fund	92,750	411,909
Harbor Mid Cap Fund	7,906	5,222
Harbor Mid Cap Value Fund	58,281	70,120
Harbor Small Cap Growth Fund	1,132,816	1,019,801
Harbor Small Cap Value Fund	157,760	263,058

*	Sales for this Fund include $35,202 in connection with in-kind redemptions of the Fund’s capital shares.
In-Kind Redemption Transactions
In accordance with each Trust’s prospectus, the Funds may distribute portfolio securities rather than cash as payment for a redemption of Fund shares. For financial reporting purposes, a Fund recognizes a gain or loss on the securities distributed related to the in-kind redemption. Such Fund-level gains and losses on in-kind redemptions are not taxable to shareholders.
For the year ended October 31, 2025, Harbor Small Cap Growth Fund realized gains of $11,215,000 upon the disposition of portfolio securities in connection with in-kind redemptions of the Fund’s shares.
For the period ended April 30, 2026, Harbor Capital Appreciation Fund realized gains of $34,921,000, upon the disposition of portfolio securities in connection with in-kind redemptions of the Fund’s shares.

⬤

Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
Securities Lending
Each Fund, except for Embark Commodity Strategy Fund, may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trusts have engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is recognized as the gross liability for securities loaned in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the Lending Agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates.
In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the Statements of Operations and represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Lending Agent.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
The following table shows the Funds that engaged in securities lending during the period and summarizes the value of equity securities loaned and related cash and non-cash collateral as of April 30, 2026.
	Value of Securities on Loan (000s)	Cash Collateral (000s)	Non-Cash Collateral (000s)
Harbor Capital Appreciation Fund	$—	$—	$—
Harbor Diversified International All Cap Fund	3,157	3,315	—
Harbor International Fund	4,871	—	5,115
Harbor International Compounders Fund	1,559	1,637	—
Harbor International Core Fund	19,874	15,049	5,939
Harbor International Small Cap Fund	2,305	2,423	—
NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services.

⬤

Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
Each Fund has a separate advisory agreement with Harbor Capital. The agreements provide for management fees based on an annual percentage rate of average daily net assets as follows:
	Contractual Rate	Actual Rate
Embark Commodity Strategy Fund (Consolidated)	0.66%	0.66%
Embark Small Cap Equity Fund	0.58	0.58
Harbor Ares Systematic Convertible Securities Fund	0.50	0.50
Harbor Capital Appreciation Fund	0.60[a]	0.55
Harbor Core Bond Fund	0.23	0.23
Harbor Core Plus Fund	0.25	0.25
Harbor Diversified International All Cap Fund	0.75	0.75
Harbor International Fund	0.75[b]	0.75
Harbor International Compounders Fund	0.50	0.50
Harbor International Core Fund	0.75	0.75
Harbor International Small Cap Fund	0.85	0.85
Harbor Large Cap Value Fund	0.60[c]	0.60
Harbor Mid Cap Fund	0.75	0.75
Harbor Mid Cap Value Fund	0.75[d]	0.74
Harbor Small Cap Growth Fund	0.75	0.75
Harbor Small Cap Value Fund	0.75	0.75

a
The Advisor has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and
$20 billion and 0.53% on assets over $20 billion through February 28, 2027.

b	The management fee is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion.
c	The management fee is 0.60% on assets up to $4 billion and 0.55% on assets over $4 billion.
d	The Advisor has contractually agreed to reduce the management fee to 0.70% on assets between $350 million and $1 billion and 0.65% on assets over $1 billion through February 28, 2027.
Harbor Capital has from time to time voluntarily or contractually agreed not to impose a portion of its management fees and/or to bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. Such waivers, if any, are reflected on the accompanying Statements of Operations. Interest expense, if any, is excluded from contractual limitations. During the period, the following expense limitation agreements were in effect:
	Retirement Class	Institutional Class	Administrative Class [1]	Investor Class [2]	Expense Limitation Agreement Expiration
Embark Commodity Strategy Fund (Consolidated)	0.71%	0.79%	N/A	N/A	2/28/2027
Embark Small Cap Equity Fund	0.61	0.69	N/A	N/A	2/28/2027
Harbor Ares Systematic Convertible Securities Fund	0.63	0.71	0.96%	1.05%	2/28/2027
Harbor Core Bond Fund	0.26	0.34	N/A	N/A	2/28/2027
Harbor Core Plus Fund	0.30	0.38	0.63	N/A	2/28/2027
Harbor Diversified International All Cap Fund	0.75	0.83	1.08	1.17	2/28/2027
Harbor International Fund	0.72	0.80	1.05	1.14	2/28/2027
Harbor International Compounders Fund	0.55	0.63	N/A	0.97	2/28/2027
Harbor International Core Fund	0.77	0.85	N/A	1.19	2/28/2027
Harbor International Small Cap Fund	0.82	0.90	1.15	1.24	2/28/2027
Harbor Large Cap Value Fund	0.61	0.69	0.94	1.03	2/28/2027
Harbor Mid Cap Fund	0.80	0.88	N/A	1.22	2/28/2027
Harbor Mid Cap Value Fund	0.77	0.85	1.10	1.19	2/28/2027

1	Effective April 21, 2026, the Administrative Class shares of Harbor Ares Systematic Convertible Securities Fund, Harbor International Small Cap Fund, and Harbor Large Cap Value Fund were liquidated.
2
For the period November 1, 2025 through February 28, 2026, Harbor Capital voluntarily limited the operating expenses for each Fund’s Investor Class, if applicable, by 0.01% above the limitation reported in the table above.

All expense limitation agreements include the transfer agent fee waiver discussed in the Transfer Agent note.
Distributor
Harbor Funds Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Harbor Capital, is the distributor of Harbor Funds’ and Harbor Funds II's shares pursuant to a distribution agreement with each Trust on behalf of the Funds. Under the Harbor Funds' current Administrative Class and Investor Class shares distribution plans pursuant to Rule 12b-1 under the Investment Company Act (each, a “12b-1 Plan”) as applicable, each Fund pays the Distributor compensation at the annual

⬤

Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
rate of 0.25% of the average daily net assets of its Administrative and Investor Class shares. Pursuant to each 12b-1 Plan, the Distributor is compensated for financing any activity that is primarily intended to result in the sale of Administrative and Investor Class shares of each Fund or for recordkeeping services or the servicing of shareholder accounts in a Administrative and Investor Class shares of each Fund. Such activities include, but are not limited to: printing of prospectuses and statements of additional information and reports for prospective shareholders (i.e., other than existing shareholders); preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers or other institutions such as asset-based sales charges, payments of recordkeeping fees under recordkeeping arrangements, or payments of service fees under shareholder service arrangements; and costs of administering each 12b-1 Plan.
Amounts payable by a Fund under each 12b-1 Plan need not be directly related to the expenses actually incurred by the Distributor on behalf of each Fund. Each 12b-1 Plan does not obligate each Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under each 12b-1 Plan. Thus, even if the Distributor’s actual expenses exceed the fee payable to the Distributor at any given time, each Fund will not be obligated to pay more than that fee. If the Distributor’s expenses are less than the fee it receives, the Distributor will retain the difference.
The fees attributable to each Fund’s respective class are shown on the accompanying Statements of Operations.
Transfer Agent
Harbor Services Group, Inc. (“Harbor Services Group”), a wholly-owned subsidiary of Harbor Capital, is the transfer and shareholder servicing agent for the Funds. The transfer agency and service agreement is reviewed and approved annually by the Board of Trustees and provides currently for compensation up to the following amounts per class of each Fund:
Transfer Agent Fees
Retirement Class	0.02% of the average daily net assets of all Retirement Class shares
Institutional Class	0.10% of the average daily net assets of all Institutional Class shares
Administrative Class	0.10% of the average daily net assets of all Administrative Class shares
Investor Class[1]	0.19% of the average daily net assets of all Investor Class shares

[1]	For the period November 1, 2025 through February 28, 2026, Harbor Services Group received compensation up to 0.20% for the Investor Class.
Harbor Services Group voluntarily waived a portion of its transfer agent fees for the Harbor Funds during the period ended April 30, 2026. Fees incurred for these transfer agent services are shown on each Fund’s Statement of Operations. The voluntary waiver may be discontinued at any time.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. Each Trust has adopted policies and procedures pursuant to such rule. During the period, the Funds did not enter into any transactions with any other Harbor fund.
Shareholders
As of April 30, 2026, Harbor Capital and its wholly owned subsidiaries collectively held 10% or more of the following shares of beneficial interest in each of the following Funds:
	Number of Shares Owned by Harbor Capital and Subsidiaries
	Retirement Class	Percentage of Outstanding Shares
Harbor Ares Systematic Convertible Securities Fund	1,114,445	40.8%
Independent Trustees
The fees and expenses of the Independent Trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations.
Specific to the Harbor Funds, the Board of Trustees previously adopted a Deferred Compensation Plan for Independent Trustees (the “Plan”), which enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. In November 2024, the Independent Trustees agreed to discontinue the Plan whereby only grandfathered

⬤

Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
Trustees can continue to contribute to the Plan. For purposes of determining the amount owed to a Trustee under the Plan, deferred amounts are treated as though they had been invested in shares of the Fund(s) selected by the Trustee. While not required to do so, each Fund makes an investment equal to the Trustee’s investment election. The deferred compensation liability and the offsetting deferred compensation investment asset are included as a component of “Accrued expenses – Trustees’ fees and expenses” and “Other assets”, respectively, in the Statements of Assets and Liabilities. Such amounts fluctuate with changes in the value of the selected Fund(s). The deferred compensation and related mark-to-market impact liability and an offsetting investment asset will remain on each Harbor Fund’s Statement of Assets and Liabilities until distributed in accordance with the Plan.
Indemnification
Under each Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business each Trust enters into contracts that provide general indemnities to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
NOTE 5—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of April 30, 2026 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Embark Commodity Strategy Fund (Consolidated)	$2,658,732	$145,027	$ (57,473)	$87,554
Embark Small Cap Equity Fund	466,086	129,195	(28,214)	100,981
Harbor Ares Systematic Convertible Securities Fund *	36,496	5,403	(753)	4,650
Harbor Capital Appreciation Fund	8,042,590	17,564,655	(232,656)	17,331,999
Harbor Core Bond Fund *	1,665,247	11,311	(20,376)	(9,065)
Harbor Core Plus Fund *	1,291,423	10,201	(62,851)	(52,650)
Harbor Diversified International All Cap Fund	477,472	349,956	(29,845)	320,111
Harbor International Fund *	2,414,233	1,486,080	(177,396)	1,308,684
Harbor International Compounders Fund *	39,964	8,882	(2,456)	6,426
Harbor International Core Fund	1,462,080	305,485	(27,973)	277,512
Harbor International Small Cap Fund	153,094	36,674	(8,285)	28,389
Harbor Large Cap Value Fund	605,182	431,533	(6,208)	425,325
Harbor Mid Cap Fund	141,196	64,649	(6,322)	58,327
Harbor Mid Cap Value Fund	313,280	136,484	(31,611)	104,873
Harbor Small Cap Growth Fund *	1,822,479	782,141	(93,132)	689,009
Harbor Small Cap Value Fund	1,201,078	1,347,154	(48,424)	1,298,730

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gains on investments.

⬤

Notes to Financial Statements—Continued

NOTE 6—DERIVATIVES
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the period ended April 30, 2026, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.
Derivative Instruments
As of April 30, 2026, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
Embark Commodity Strategy Fund (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Assets
Unrealized appreciation on OTC swap agreements	$—
Variation margin on futures contracts[a]	138,347
Purchased options (included in Investments, at value)	2,824
Liabilities
Variation margin on futures contracts[a]	(48,059)

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives, by primary risk exposure, for the period ended April 30, 2026, were:
Embark Commodity Strategy Fund (CONSOLIDATED)
Commodity Contracts (000s)
Net realized gain/(loss) on derivatives
Futures contracts	$574,365
Purchased options (included in Investments)	34,306
Swap agreements	252,574
Net realized gain/(loss) on derivatives	$861,245
Commodity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures contracts	$851
Purchased options (included in Investments)	(1,208)
Swap agreements	—
Change in net unrealized appreciation/(depreciation) on derivatives	$(357)

Harbor Ares Systematic Convertible Securities Fund
Equity Contracts (000s)
Net realized gain/(loss) on derivatives
Rights/Warrants (included in Investments)	$4

⬤

Notes to Financial Statements—Continued

NOTE 6—DERIVATIVES—Continued
Harbor International Core Fund
Equity Contracts (000s)
Net realized gain/(loss) on derivatives
Rights/Warrants (included in Investments)	$23
NOTE 7—OFFSETTING ASSETS AND LIABILITIES
Master Netting Arrangements
As described in further detail below, a Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of investments at value (securities) or due from broker. Cash collateral received is not typically held in a segregated account and, as such, is reflected as a liability in the Consolidated Statement of Assets and Liabilities as due to broker. The fair value of any securities received as collateral is not reflected as a component of net asset value.
For the period ended April 30, 2026, the following Master Netting Arrangements have been entered into as follows:
International Swaps and Derivatives Association, Inc. (ISDA) Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by a Fund and select counterparties. As of April 30, 2026, Embark Commodity Strategy Fund (Consolidated) had investment exposures subject to the terms of these agreements.
The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2026.
EMBARK COMMODITY STRATEGY FUND (CONSOLIDATED)
	Financial Derivative Assets
Counterparty	Swap Agreements (000s)	Collateral (Received)/ Pledged* (000s)	Net Exposure (000s)

Embark Cayman Fund II Ltd. (Subsidiary)[a]
Citigroup Global Markets	$—	$22,079	$—
RBC Dominion Securities	—	16,276	—
Embark Cayman Fund IV Ltd. (Subsidiary)[a]
Macquarie Bank Limited	$—	$12,430	$—

*Of the total collateral received and/or pledged shown in the table above, cash of $12,430 included in “Due from broker” and non-cash balance of $38,355 included in
“Investments, at value” on the Consolidated Statement of Assets and Liabilities, were pledged as collateral for swaps held in the subsidiaries.

a Embark Cayman Fund II Ltd. and Embark Cayman Fund IV Ltd. are recognized as separate legal entities for the purpose of the ISDA agreement.
Exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements.
NOTE 8—SUBSEQUENT EVENTS
Through the date the financial statements were issued, there were no subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

⬤

ADDITIONAL INFORMATION (Unaudited)

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
The fees and expenses of the independent trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations as part of the financial statements filed under Item 7 of this Form N-CSR.
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement(s) of each Fund be approved initially, and following an initial two-year term, at least annually, by the Harbor Funds or Harbor Funds II (each a “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS AND SUBADVISORY AGREEMENTS OF THE HARBOR FUNDS AND HARBOR FUNDS II
At a meeting of the Board held on February 18-20, 2026 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the continuation of each Investment Advisory Agreement with Harbor Capital, the advisor to each Fund, and each Subadvisory Agreement with each Fund’s subadviser (each, a “Subadviser”) with respect to Harbor Capital Appreciation Fund, Harbor Ares Systematic Convertible Securities Fund (formerly, Harbor Convertible Securities Fund), Harbor Core Bond Fund, Harbor Core Plus Fund, Harbor Diversified International All Cap Fund, Harbor International Compounders Fund, Harbor International Fund, Harbor International Core Fund, Harbor International Small Cap Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Value Fund, Embark Commodity Strategy Fund, and Embark Small Cap Equity Fund (each a “Fund” and, collectively, the “Funds”).
In evaluating each Investment Advisory Agreement and each Subadvisory Agreement, the Trustees reviewed materials furnished by Harbor Capital and each Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of Harbor Capital and the Subadvisers resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with the Meeting, which had been called for the purpose of considering the continuation of the Investment Advisory Agreements and Subadvisory Agreements, and at prior meetings, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to Fund performance and the services rendered by Harbor Capital and each Subadviser. These materials included a comprehensive written response from Harbor Capital to a 15(c) request letter prepared by legal counsel to the Independent Trustees in consultation with the Independent Trustees. The Trustees also discussed with representatives of Harbor Capital, at the Meeting and at prior meetings, the Trust’s operations and Harbor Capital’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for each such Fund, (ii) monitor and oversee the performance and investment capabilities of each subadviser, and (iii) recommend the replacement of a subadviser where appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
At the Meeting, the Trustees, including the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of each Investment Advisory Agreement and each Subadvisory Agreement were fair and reasonable and approved the continuation for a one-year period of each such Investment Advisory Agreement and Subadvisory Agreement as being in the best interests of each Fund and its shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Funds.
In considering the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement (and in the case of Embark Commodity Strategy Fund, the Sub-Subadvisory Agreement with Schroder Investment Management North America Limited), the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.

⬤

ADDITIONAL INFORMATION (Unaudited)—Continued

Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the services provided by Harbor Capital and each Subadviser, including the background, education, expertise and experience of the investment professionals of Harbor Capital and each Subadviser providing services to the Funds;
•The favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel;
•The profitability of Harbor Capital with respect to each Fund, including the effect of revenues of Harbor Services Group, Inc. (“Harbor Services Group”), the Funds’ transfer agent, and Harbor Funds Distributors, Inc. (“Harbor Funds Distributors”), the Funds’ principal underwriter, on such profitability;
•The fees charged by Harbor Capital and Subadvisers for investment advisory and subadvisory services, respectively, including, in each case, the portion of the fee to be retained by Harbor Capital, after payment of subadvisory fees, for the investment advisory and related services, including investment, business, legal, compliance, trading (in one case), financial and administrative services, that Harbor Capital provides;
•The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects any economies of scale for the benefit of Fund investors;
•The fees and expense ratios of each Fund relative to the quality of services provided and the fees and expense ratios of similar investment companies and Harbor Capital’s explanations for above-median fees and expense ratios in certain instances;
•The short- and long-term investment performance of each Fund in comparison to peer groups and certain relevant benchmark indices and Harbor Capital’s efforts to address circumstances of underperformance where applicable;
•The compensation received by Harbor Services Group and Harbor Funds Distributors in consideration of the services each provides to the Funds;
•Any “fall out” benefits that might inure to Harbor Capital, the Subadvisers and their respective affiliates as a result of their relationship with the Funds;
•Information received at regular meetings throughout the year related to Fund performance and services rendered by Harbor Capital, as well as each of the Subadvisers, and research arrangements with brokers who execute transactions on behalf of Harbor Capital and each applicable Subadviser;
•Information contained in materials provided by Harbor Capital and compiled by Broadridge as to the investment returns, advisory fees and total expense ratios of the Institutional Class of each Fund (and, in certain cases, expense information for the Investor Class) relative to those of other investment companies with similar objectives and strategies managed by other investment advisers;
•Information contained in materials compiled by Morningstar as to the investment returns of the Institutional Class of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers; and
•The Funds’ advisory fees relative to the advisory fees that Harbor Capital charges to manage certain collective investment trusts using the same strategies as certain of the Funds, though the Trustees did not consider these comparisons to be a material factor given Harbor Capital’s greater level of responsibilities and additional services provided with respect to the Funds, as well as the more extensive regulatory requirements and risks associated with managing the Funds.
Nature, Extent, and Quality of Services
The Trustees separately considered the nature, extent, and quality of the services provided by Harbor Capital and each Subadviser. In their deliberations as to the approval of each Fund’s Investment Advisory Agreement and Subadvisory Agreement(s), the Trustees were mindful of the fact that, by choosing to invest in a Fund, the shareholders had entrusted Harbor Capital with

⬤

ADDITIONAL INFORMATION (Unaudited)—Continued

the responsibility, subject to the approval of the Trustees, for selecting each Fund’s Subadviser, overseeing and monitoring that Subadviser’s performance and replacing the Subadviser if necessary. The Trustees also considered as relevant to their determination the favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel.
The Adviser’s Services. The Board evaluated the nature, extent, and quality of Harbor Capital’s services in light of the Board’s experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Trust, including the breadth and depth of experience and expertise of the investment, accounting, administrative, legal and compliance professionals dedicated to the Trust’s operations. The Trustees determined that Harbor Capital has the expertise and resources to manage and effectively operate each Fund.
The Subadvisers’ Services. The Trustees’ consideration of the services provided by the Subadvisers included a review of each Subadviser’s portfolio managers, investment philosophy, style and processes and record of consistency therewith, performance results for different time periods, its approach to controlling risk, and the quality and extent of its investment capabilities and resources, including the nature and extent of research it receives from broker-dealers (to the extent applicable) and other sources. In their deliberations with respect to each applicable Fund, the Trustees considered the history of the Trust’s relationship with each Subadviser and the Trust’s experience with each Subadviser in this capacity.
The Trustees also considered each Subadviser’s breadth and depth of experience and investment results in managing other accounts similar to the respective Fund. The Trustees regularly receive presentations by investment professionals from the Subadvisers. The Trustees reviewed information concerning each Subadviser’s historical investment results in managing accounts and/or funds, as applicable, in a manner substantially similar to the relevant Fund.
Investment Performance, Advisory Fees and Expense Ratios
In considering each Fund’s performance, advisory fees and expense ratio, the Trustees requested and received from Harbor Capital data compiled by Broadridge and Morningstar. The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Trustees analyzed the Institutional Class performance of each Fund, the advisory fees of each Fund, and the Institutional Class expenses of each Fund (after giving effect to waivers and/or reimbursements, if applicable, that reduced the fees or expenses of the Fund or its peer funds) and made certain observations and findings as to each Fund as noted below. The Trustees also reviewed certain Investor Class comparative fee and expense information they considered relevant to their deliberations. In evaluating performance, the Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.
Harbor Capital Appreciation Fund. The Trustees considered Harbor Capital Appreciation Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the three-year period ended December 31, 2025, was in line with its Broadridge group median for the one-year period ended December 31, 2025, underperformed its Broadridge universe median for the one-year period ended December 31, 2025, and underperformed its Broadridge group and universe medians for the five-year period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the third, first, and third quartile, respectively, for the periods ended December 31, 2025. The Trustees also considered that the Fund had outperformed its benchmark, the Russell 1000 Growth Index, for the three-year period ended December 31, 2025, and underperformed its benchmark for the one- and five-year periods ended December 31, 2025.
The Trustees considered the expertise of Jennison Associates LLC (“Jennison”) in managing assets generally and specifically with respect to the Fund’s strategy, noting that Jennison managed approximately $90 billion in assets in this strategy, out of a firm-wide total of approximately $214 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $29.73 billion, showed that the Fund’s contractual management fee was above the group median for the Institutional Class. The Broadridge data showed that the actual total expense ratio for the Fund’s Institutional Class was below the universe median and above the group median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Ares Systematic Convertible Securities Fund. The Trustees considered Harbor Ares Systematic Convertible Securities Fund (inception date May 1, 2011), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2025. The Morningstar

⬤

ADDITIONAL INFORMATION (Unaudited)—Continued

data presented showed that the Fund’s one-, three- and five-year rolling returns each ranked in the first quartile for the periods ended December 31, 2025. The Trustees also considered that the Fund had outperformed its benchmark, the ICE Bank of America (“ICE BofA”) U.S. Convertible Bond Index, for the one-, three- and five-year periods ended December 31, 2025.
The Trustees noted that BlueCove Limited (“BlueCove”) was appointed as the Fund’s subadviser effective March 1, 2023, and therefore performance prior to that date was not attributable to BlueCove.
The Trustees considered the expertise of BlueCove in managing assets generally and in fixed income securities specifically, noting that BlueCove managed approximately $38.3 million in assets in the Fund’s strategy, out of a firm-wide total of $5.5 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $50 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio of the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor Core Bond Fund. The Trustees considered Harbor Core Bond Fund (inception date June 1, 2018), noting that, according to the Broadridge report, the Fund’s Institutional Class was in line with its Broadridge group and universe medians for the three- and five-year periods ended December 31, 2025, and underperformed its Broadridge group and universe medians for the one-year period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the third, second, and third quartile, respectively, for the periods ended December 31, 2025. The Trustees also considered that the Fund had outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the three-year period ended December 31, 2025, and underperformed its benchmark for the one- and five-year periods ended December 31, 2025.
The Trustees considered the expertise of Income Research & Management (“IR+M”) in managing assets generally and in the core bond strategy specifically, noting that IR+M managed approximately $29.6 billion in assets in this strategy, out of a firm-wide total of approximately $131 billion in assets under management as of December 31, 2025. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.55 billion, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio of the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Core Plus Fund. The Trustees considered Harbor Core Plus Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group median for the three-year period ended December 31, 2025, outperformed its Broadridge universe median for the five-year period ended December 31, 2025, was in line with its Broadridge universe median for the one- and three-year periods ended December 31, 2025, was in line with its Broadridge group median for the five-year period ended December 31, 2025, and underperformed its Broadridge group median for the one-year period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the third, second, and second quartile, respectively, for the periods ended December 31, 2025. The Trustees considered that the Fund had outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the three- and five-year periods ended December 31, 2025, and underperformed its benchmark for the one-year period ended December 31, 2025.
The Trustees considered the expertise of IR+M in managing assets generally and in the core plus strategy specifically, noting that IR+M managed approximately $4.8 billion in core plus assets out of a firm-wide total of approximately $131 billion in assets under management as of December 31, 2025. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.28 billion, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio of the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.

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ADDITIONAL INFORMATION (Unaudited)—Continued

Harbor Diversified International All Cap Fund. The Trustees considered Harbor Diversified International All Cap Fund (inception date November 2, 2015), noting that, according to the Broadridge report, the Fund’s Institutional Class was in line with its Broadridge group and universe medians for the one-year period ended December 31, 2025, in line with its Broadridge universe median for the five-year period ended December 31, 2025, underperformed its Broadridge group and universe medians for the three-year period ended December 31, 2025 and underperformed its Broadridge group median for the past 5-year period. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns each ranked in the third quartile for the periods ended December 31, 2025. The Trustees also considered that the Fund had underperformed its benchmark, the MSCI All Country World Ex. U.S. (ND) Index, for the one-, three- and five-year periods ended December 31, 2025.
The Trustees considered the expertise of Marathon Asset Management Limited (“Marathon-London”) in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Marathon-London managed approximately $3.5 billion in assets in this strategy, out of a firm-wide total of approximately $40.2 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $775 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor International Compounders Fund. The Trustees considered Harbor International Compounders Fund (inception date March 1, 2024), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group median for the one-year period ended December 31, 2025, was in line with its Broadridge universe median for the one-year period ended December 31, 2025, and underperformed its Broadridge group and universe medians for the since inception period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the third quartile for the period ended December 31, 2025. The Trustees also considered that the Fund had underperformed its benchmark, the MSCI All Country World Ex. U.S. (ND) Index, for the one-year period ended December 31, 2025. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered the expertise of C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide”) in managing assets generally and in the strategy used with respect to the Fund specifically, noting that C WorldWide managed approximately $3.2 billion in assets in this strategy, out of a firm-wide total of approximately $15.4 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $75 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor International Fund. The Trustees considered Harbor International Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class was in line with its Broadridge group and universe medians for the five-year period ended December 31, 2025, and underperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns each ranked in the third quartile for the periods ended December 31, 2025. The Trustees also considered that the Fund had underperformed its benchmark, the MSCI EAFE (ND) Index, for the one-, three- and five-year periods ended December 31, 2025.
The Trustees considered the expertise of Marathon-London in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Marathon-London managed approximately $20.4 billion in this strategy, out of a firm-wide total of approximately $40.2 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.

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ADDITIONAL INFORMATION (Unaudited)—Continued

The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $3.73 billion, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor International Core Fund. The Trustees considered Harbor International Core Fund (inception date March 1, 2019), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns each ranked in the first quartile for the periods ended December 31, 2025. The Trustees considered that the Fund had outperformed its benchmark, the MSCI EAFE (ND) Index, for the one-, three- and five-year periods ended December 31, 2025.
The Trustees considered the expertise of Acadian Asset Management LLC (“Acadian”) in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Acadian managed approximately $10 billion in assets in this strategy, out of a firm-wide total of approximately $165 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $975 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was above the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor International Small Cap Fund. The Trustees considered Harbor International Small Cap Fund (inception date February 1, 2016), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns each ranked in the fourth quartile for the periods ended December 31, 2025. The Trustees considered that the Fund had outperformed its benchmark, the MSCI EAFE Small Cap (ND) Index, for the five-year period ended December 31, 2025, and underperformed the benchmark for the one- and three-year periods ended December 31, 2025.
The Trustees considered the expertise of Cedar Street Asset Management LLC (“Cedar Street”) in managing assets generally and in the international small cap strategy specifically, noting that Cedar Street managed approximately $412 million in assets in this strategy out of a firm-wide total of approximately $935.2 million in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy. The Trustees further noted that Harbor Capital owns a less than 5% non-voting ownership stake in Cedar Street and that, in addition, Harbor Capital and Cedar Street have entered into an arrangement by which Harbor Capital may acquire a less than 25% ownership stake in Cedar Street in the event that the firm seeks to sell equity in the firm to a third party.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $200 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to a contractual fee waiver/expense reimbursement arrangement with the Fund until at least February 28, 2027. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Large Cap Value Fund. The Trustees considered Harbor Large Cap Value Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the fourth, third and fourth quartile, respectively, for the periods ended December 31, 2025. The Trustees also considered that the Fund had underperformed its benchmark, the Russell 1000 Value Index, for the one-, three- and five-year periods ended December 31, 2025.
The Trustees considered the expertise of Aristotle Capital Management, LLC (“Aristotle”) in managing assets generally and in large cap value strategies specifically, noting that Aristotle managed approximately $42.4 billion in assets in the value equity strategy used by the Fund, out of a firm-wide total of approximately $52.1 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.

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ADDITIONAL INFORMATION (Unaudited)—Continued

The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.33 billion, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below its group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that the Advisor’s profitability in operating the Fund was not excessive.
Harbor Mid Cap Fund. The Trustees considered Harbor Mid Cap Fund (inception date December 1, 2019), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-year period ended December 31, 2025, was in line with its Broadridge group median for the three-year period ended December 31, 2025, underperformed its Broadridge universe median for the three-year period ended December 31, 2025, and underperformed its Broadridge group and universe medians for the five-year period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second, third and third quartile, respectively, for the periods ended December 31, 2025. The Trustees also considered that the Fund had underperformed its benchmark, the Russell Midcap Index, for the one-, three- and five-year periods ended December 31, 2025.
The Trustees considered the expertise of EARNEST Partners LLC (“EARNEST”) in managing assets generally and in the mid cap strategy specifically, noting that EARNEST managed approximately $3.6 billion in assets in this strategy, out of a firm-wide total of approximately $38.8 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy, noting that he is the founder of EARNEST.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $175 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group median and above the universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Mid Cap Value Fund. The Trustees considered Harbor Mid Cap Value Fund (inception date March 1, 2002), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2025.   The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns each ranked in the first quartile for the periods ended December 31, 2025. The Trustees considered that the Fund had outperformed its benchmark, the Russell Midcap Value Index, for the one-, three- and five-year periods ended December 31, 2025.
The Trustees considered the expertise of LSV Asset Management (“LSV”) in managing assets generally and in the mid cap value strategy specifically, noting that LSV managed approximately $1.99 billion in assets in this strategy, out of a firm-wide total of approximately $104.3 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy, noting that one of the portfolio managers was a founding partner of LSV.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $375 million, showed the Fund’s management fee was equal to the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group median and above the universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that the Advisor’s profitability in operating the Fund was not excessive.
Harbor Small Cap Growth Fund. The Trustees considered Harbor Small Cap Growth Fund (inception date November 1, 2000), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns each ranked in the second quartile for the periods ended December 31, 2025. The Trustees considered that the Fund had outperformed its benchmark, the Russell 2000 Growth Index, for the five-year period ended December 31, 2025, and underperformed its benchmark for the one- and three-year periods ended December 31, 2025.
The Trustees considered the expertise of Westfield Capital Management Company, L.P. (“Westfield”) in managing assets generally and in the small cap growth strategy specifically, noting that Westfield Capital managed approximately $4.8 billion in assets in this strategy, out of a firm-wide total of approximately $24.4 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.

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ADDITIONAL INFORMATION (Unaudited)—Continued

The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $2.18 billion, showed the Fund’s contractual management fee was below the group median for the Institutional Class. The Broadridge data also showed that the Fund’s actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Small Cap Value Fund. The Trustees considered Harbor Small Cap Value Fund (inception date December 14, 2001), noting that, according to the Broadridge report, the Fund’s Institutional Class was in line with its Broadridge group and universe median for the three-year period ended December 31, 2025, and underperformed its Broadridge group and universe medians for the one- and five-year periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the third, third and fourth quartile, respectively, for the periods ended December 31, 2025. The Trustees also considered that the Fund underperformed its benchmark, the Russell 2000 Value Index, for the one-, three- and five-year periods ended December 31, 2025.
The Trustees considered the expertise of EARNEST in managing assets generally and in the small cap value strategy specifically, noting that EARNEST managed approximately $4.9 billion in assets in this strategy, out of a firm-wide total of approximately $38.8 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy, noting that he is the founder of EARNEST.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $2.1 billion, showed the Fund’s management fee was below the group median. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe median expense ratios. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Embark Commodity Strategy Fund. The Trustees considered Embark Commodity Strategy Fund (inception date January 23, 2024), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge universe median for the one-year period ended December 31, 2025, outperformed its Broadridge group and universe medians for the since inception period ended December 31, 2025, and was in line with its Broadridge group median for the one-year period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the first quartile for the period ended December 31, 2025. The Trustees also considered that the Fund outperformed its benchmark, the Bloomberg Commodity Total Return Index, for the one-year and since inception periods ended December 31, 2025. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered the expertise of AQR Capital Management, LLC, CoreCommodity Management, LLC, Neuberger Berman Investment Advisers LLC, Quantix Commodities LP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd., and SummerHaven Investment Management, LLC in the strategies they use to manage their respective sleeves of the Fund.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $2.9 billion, showed the Fund’s management fee was below the group median. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Embark Small Cap Equity Fund. The Trustees considered Embark Small Cap Equity Fund (inception date January 30, 2024), noting that, according to the Broadridge report, the Fund’s Institutional Class was in line with its Broadridge group median for the since inception period ended December 31, 2025, had underperformed its Broadridge group and universe medians for the one-year period ended December 31, 2025, and had underperformed its Broadridge universe median for the since inception period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the third quartile for the period ended December 31, 2025. The Trustees also considered that the Fund underperformed its benchmark, the Russell 2000 Index, for the one-year and since inception periods ended December 31, 2025. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered the expertise of Copeland Capital Management, LLC, Granahan Investment Management LLC, Hotchkis and Wiley Capital Management, LLC, Punch & Associates Investment Management, Inc., Reinhart Partners LLC, and Shapiro Capital Management LLC in the strategies for which they provide model portfolios.

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ADDITIONAL INFORMATION (Unaudited)—Continued

The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $550 million, showed the Fund’s management fee was below the group median. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2027. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
The Trustees also separately considered the allocation between Harbor Capital and each Subadviser of the relevant Fund’s investment advisory fee (i.e., the amount of the advisory fee retained by Harbor Capital relative to that paid to the relevant Subadviser as a subadvisory fee). They determined in each case that the allocation was reasonable and the product of arm’s length negotiation between Harbor Capital and the Subadviser.
Profitability
The Trustees also considered Harbor Capital’s profitability in operating each of the Funds (as well as on a fund complex-wide basis) as presented by Harbor Capital, and the allocation methodology used by Harbor Capital to compute such profitability. The Trustees concluded that the allocation methodology was reasonable and that a reasonable level of profitability was important to provide suitable incentives for Harbor Capital to continue to attract and maintain high-quality personnel and to invest in infrastructure and other resources to support and enhance the Funds’ operations. In considering Harbor Capital’s profitability generally, the Trustees also reviewed the compensation received by Harbor Services Group and Harbor Funds Distributors in consideration of the transfer agency and distribution services, respectively, that are provided to the Funds and any other benefits enjoyed by Harbor Capital and its affiliates as a result of their relationship with the Funds.
The Trustees also considered that profitability calculations with respect to advisory, transfer agency and distribution operations vary significantly depending on whether revenues on which the calculation is based are taken gross or net of amounts paid to third parties, such as subadvisory fee expenses and certain transfer agency expenses, and noted that subadvisory fee expenses are a direct expense of Harbor Capital. The Trustees also noted that Harbor Capital was, in certain cases, waiving a portion of its advisory fee and/or paying or reimbursing a portion of Fund expenses. The Trustees determined that Harbor Capital’s profitability in operating each Fund was not excessive.
Economies of Scale
The Trustees also considered the extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects these economies of scale for the benefit of Fund investors. The Trustees specifically considered whether any advisory fee reduction “breakpoints” should be added to the advisory fee payable by any Fund. As noted above, the Trustees concluded that Harbor Capital’s profitability in each case was not excessive. They concluded that the Funds’ fee structures reflected economies of scale to date and that the addition of breakpoints in these fee structures was not required at the present time. The Trustees noted they intend to monitor each Fund’s asset growth in connection with future reviews of each Fund’s Investment Advisory Agreement to determine whether breakpoints may be appropriate at such time.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE SUBADVISORY AGREEMENT OF HARBOR ARES SYSTEMATIC CONVERTIBLE SECURITIES FUND
At a meeting of the Board held on November 19-21, 2025 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the new Subadvisory Agreement among Harbor Capital Advisors, Inc. (“Harbor Capital”), Harbor Funds (the “Trust”), on behalf of Harbor Ares Systematic Convertible Securities Fund (the “Fund”), and BlueCove Limited (“BlueCove”), to take effect upon the change of control of BlueCove in connection with the acquisition of BlueCove by Ares Management LLC (the “BlueCove Transaction”).
It was further noted that BlueCove had indicated that the BlueCove Transaction was not expected to result in any changes to the day-to-day management of BlueCove, the services that BlueCove provides to the Funds or the personnel providing those services. It was further noted that the new subadvisory agreement with BlueCove contains the same terms as the current subadvisory agreement for the Fund with the exception of the effective date and term provisions.
In anticipation of the termination of the current subadvisory agreements in connection with the BlueCove Transaction, the Board, including the Independent Trustees, determined that the terms of the new subadvisory agreement with BlueCove were fair and reasonable, and that the new subadvisory agreement should be approved.

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ADDITIONAL INFORMATION (Unaudited)—Continued

Factors Considered
In considering the new subadvisory agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. Among the factors considered by the Trustees were the following:
•The BlueCove Transaction is not expected to affect the nature, extent, and quality of the services to be provided by BlueCove or result in a change in the day-to-day management of BlueCove or the investment professionals who provide investment management services to the Fund;
•Key BlueCove personnel, including those who provide services to the Fund, are not expected to be negatively impacted by the consummation of the BlueCove Transaction; and
•The terms of the new subadvisory agreement are identical to the terms of the current subadvisory agreement for the Fund except for the effective date and term provisions, and the services to be provided by BlueCove and compensation payable to BlueCove will remain the same.
The Trustees considered the nature, extent and quality of the services to be provided by BlueCove to the Fund. In its deliberations, the Board was mindful of the fact that, by choosing to invest in the Fund, the Fund’s shareholders entrusted Harbor Capital with the responsibility, subject to the approval of the Board, for selecting the Fund’s subadviser, overseeing and monitoring that subadviser’s performance and replacing the subadviser if necessary.
The Board considered that it had approved the annual renewal of the current subadvisory agreement at the February 20-22, 2025 Board meeting. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Fund given the continuity of portfolio management expected following the BlueCove Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the most recent approval of the renewal of the current subadvisory agreement for the Fund, that it need not reconsider all of the factors that it would typically consider in connection with an initial approval or contract renewal. The Board also noted that, notwithstanding the initial two-year period permitted under the Investment Company Act, it would nonetheless consider the renewal of the new subadvisory agreement in February 2026 as part of the annual contract renewal process.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE SUBADVISORY AGREEMENT OF EMBARK SMALL CAP EQUITY FUND
At a meeting of the Board of Harbor Funds II (the “Trust”) held on November 19-21, 2025 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved a new Subadvisory Agreement among Harbor Capital Advisors, Inc. (“Harbor Capital”), the Trust, on behalf of Embark Small Cap Equity Fund (the “Fund”), and Reinhart Partners, LLC (“Reinhart”), to take effect upon the change of control of Reinhart (the “Reinhart Transaction”).
It was further noted that Reinhart had indicated that the Reinhart Transaction was not expected to result in any changes to the day-to-day management of Reinhart, the services that Reinhart provides to the Fund or the personnel providing those services. It was further noted that the new subadvisory agreement (which is a non-discretionary model portfolio provider agreement) with Reinhart contains the same terms as the current non-discretionary model portfolio provider agreement for the Fund with the exception of the effective date and term provisions.
In anticipation of the termination of the current non-discretionary model portfolio provider agreement in connection with the Reinhart Transaction, the Board, including the Independent Trustees, determined that the terms of the proposed new non-discretionary model portfolio provider agreement with Reinhart were fair and reasonable, and that the new non-discretionary model portfolio provider  agreement should be approved.
Factors Considered
In considering the new non-discretionary model portfolio provider agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. Among the factors considered by the Trustees were the following:
•The Reinhart Transaction is not expected to affect the nature, extent, and quality of the services to be provided by Reinhart or result in a change in the day-to-day management of Reinhart or the investment professionals who provide investment management services to the Fund;

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ADDITIONAL INFORMATION (Unaudited)—Continued

•Key Reinhart personnel, including those who provide services to the Fund, are not expected to be negatively impacted by the consummation of the Reinhart Transaction; and
•The terms of the new non-discretionary model portfolio provider agreement are identical to the terms of the current subadvisory agreement for the Fund except for the effective date and term provisions, and the services to be provided by Reinhart and compensation payable to Reinhart will remain the same.
The Trustees considered the nature, extent and quality of the services to be provided by Reinhart to the Fund.  In its deliberations, the Board was mindful of the fact that, by choosing to invest in the Fund, the Fund’s shareholders entrusted Harbor Capital with the responsibility, subject to the approval of the Board, for selecting the Fund’s subadviser, overseeing and monitoring that subadviser’s performance and replacing the subadviser if necessary.
The Board considered that it had approved the annual renewal of the current non-discretionary model portfolio provider agreement at the February 20-22, 2025 Board meeting. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Fund given the continuity of portfolio management expected following the Reinhart Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the most recent approval of the renewal of the current subadvisory agreement for the Fund, that it need not reconsider all of the factors that it would typically consider in connection with an initial approval or contract renewal.  The Board also noted that, notwithstanding the initial two-year period permitted under the Investment Company Act, it would nonetheless consider the renewal of the new subadvisory agreement in February 2026 as part of the annual contract renewal process.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE SUBADVISORY AGREEMENT OF EMBARK SMALL CAP EQUITY FUND
At a meeting held on February 18-20, 2026, the Board of Harbor Funds II (the “Trust”), including the Independent Trustees voting separately, unanimously determined in their exercise of business judgment, that it was in the best interests of Embark Small Cap Equity Fund (the “Fund”) and its shareholders to appoint Granite Investment Partners, LLC (“Granite”) as subadviser to the Fund and that the terms of the new subadvisory agreement among Harbor Funds II, on behalf of the Fund, Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Advisor”) and Granite were fair and reasonable. Accordingly, the Trustees approved the new subadvisory agreement for an initial two-year term beginning on March 1, 2026. In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or Granite present and were represented throughout the process by legal counsel to the Independent Trustees and the Fund.
In considering a potential replacement subadviser, Harbor Capital conducted research on asset managers across the small cap growth universe and also relied on prior knowledge built from its ongoing monitoring of Granite over an extended period. That research led to the identification of Granite as a firm in which Harbor Capital has a high degree of investment conviction. Harbor Capital believes that Granite is expected to provide an investment approach designed to support continued high-quality small cap growth exposure over the long term. At a meeting held on January 15, 2026, the Trustees received presentations by (i) Harbor Capital regarding its recommendation, and (ii) Granite regarding the firm’s experience, investment philosophy and process, operational capabilities, and the performance of the strategy that Granite will use to manage the Fund’s assets that are allocated to it by Harbor Capital.
In determining whether to approve the new subadvisory agreement, the Trustees reviewed materials furnished by Harbor Capital and Granite, including information regarding Granite, its investment philosophy and strategies, past performance, financial condition, operational capabilities and personnel. The Trustees also considered Harbor Capital’s ongoing responsibilities for selecting, monitoring and overseeing the Fund’s subadvisers and managing allocations of the Fund’s assets among each of the subadviser’s strategies.
The Trustees considered that, in recommending Granite, Harbor Capital had conducted a search for a small cap growth investment adviser for the Fund’s assets that are allocated to Granite’s strategy and believed Granite had the potential to add value for the Fund’s shareholders.
Specific Factors
In considering the approval of the new subadvisory agreement, the Board, including the Independent Trustees, evaluated a number of factors relevant to their determination. They did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.

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ADDITIONAL INFORMATION (Unaudited)—Continued

Among the factors considered by the Trustees in approving the new subadvisory agreement were the following:
•The Fund is managed using a multi-manager approach, with Harbor Capital responsible (subject to Board oversight) for selecting, monitoring and overseeing subadvisers, managing allocations of the Fund’s assets among each of the subadviser’s strategies, and executing trades for the Fund;
•The nature, extent, and quality of the services proposed to be provided by Granite, including the background, education, expertise and experience of the investment professionals of Granite who would provide investment management services to the Fund;
•The favorable history, reputation, qualifications and background of Granite, as well as the reputations, qualifications and background of Granite’s personnel;
•The proposed fee to be charged by Granite to Harbor Capital for subadvisory services, including the impact of any differences between the current and proposed subadvisory fees on the portion of the advisory fee to be retained by Harbor Capital, after payment of Granite’s fee, for the subadviser oversight, administration, manager-of-managers and trading services Harbor Capital provides;
•That Granite is responsible for providing Harbor Capital with a model portfolio that Harbor Capital will then implement in its discretion in managing the Fund;
•The investment performance of Granite’s strategy that will be used to provide the model to Harbor Capital;
•The expected impact of the implementation of the subadvisory agreement on the profitability of Harbor Capital with respect to the Fund;
•Any “fall out” benefits that might inure to Harbor Capital, Granite and their affiliates as a result of the implementation of the new subadvisory agreement; and
•The desire to continue to offer to Fund shareholders exposure to the small cap growth asset class through a Fund supported by a multi-sleeve portfolio construction approach that is competitively priced and viable over the long term.
The Trustees considered the nature, extent and quality of the services proposed to be provided by Granite in light of the Fund’s multi-manager approach and Harbor Capital’s manager-of-managers responsibilities. In their deliberations, the Trustees were mindful of the fact that, by choosing to invest in the Fund, the Fund’s shareholders entrusted Harbor Capital with the responsibility, subject to the approval of the Trustees, for selecting, overseeing and monitoring subadviser performance and replacing the subadviser if necessary. The Trustees also considered as relevant to their determination the depth, knowledge and experience level of the investment team, the quality of the investment process and the culture of Granite.
In discussing the nature and quality of the services to be provided by Granite, the Trustees considered the collective expertise and experience of the professionals who had formed Granite. The Trustees also noted the favorable record generated by the investment team at Granite and at prior firms.
Given Granite’s role as one of multiple subadvisers rather than as the sole subadviser of a single-subadvised fund, the Board also considered Harbor Capital’s analysis regarding Granite’s expected fit within the Fund’s portfolio. The Trustees reviewed information regarding stylistic diversification, historical measures of idiosyncratic risk, factor exposures, and return correlations, as well as analyses indicating that overlap among the Fund’s strategies is expected to remain limited. The Board also considered Harbor Capital’s proposed allocation approach for Granite within the Fund as a whole and the expected impact on overall portfolio risk and construction.
The Board considered the anticipated portfolio turnover associated with transitioning portfolio holdings in connection with the change in subadviser and Harbor Capital’s plans for managing the portfolio transition.
The Trustees also discussed other potential options for the Fund.

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ADDITIONAL INFORMATION (Unaudited)—Continued

Subadvisory Fee
In considering the proposed subadvisory fee payable to Granite pursuant to the new subadvisory agreement, the Trustees compared the proposed fee to the fee payable to Westfield Capital Management Company, L.P. (“Westfield”) under the prior subadvisory agreement. The Trustees noted that, based on the Fund’s assets of $556 million as of March 1, 2026 and the Fund assets allocated to Westfield and proposed to be allocated to Granite, the effective aggregate annual fee rate under the prior subadvisory agreement with Westfield was slightly higher than the effective annual fee rate to be paid by the Advisor under the new subadvisory agreement with Granite.

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ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable

ITEM 19 – EXHIBITS

(a)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed June 22, 2026 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ Charles F. McCain
Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles F. McCain	Chairman, President and Trustee	June 22, 2026
	Charles F. McCain	(Principal Executive Officer)

By:	/s/ Howard M. Reich	Treasurer (Principal Financial	June 22, 2026
	Howard M. Reich	and Accounting Officer)

Exhibit Index

Number	Description
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).